UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: January 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

NRFAX

AEW Global Focused Real Estate Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$119	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in equity REITs and real estate-related companies. Performance of the Fund's real estate equity securities is influenced by underlying real estate assets, company management, and capital market conditions. Holdings are diversified across property types and regions: North America, Europe, and Asia-Pacific. The investment strategy is built upon our team’s highest conviction names and typically includes 40-50 securities.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower, AvalonBay Communities, and BXP contributed the most to performance.

• Stock selection in the Asia-Pacific and North America regions, more precisely in the United States, Australia, and Japan, positively impacted performance.

• Selection within Health Care, Diversified, and Regional Malls, plus a relative underweight to Diversified, contributed positively.

Top Detractors from Performance

•  Relative overweight positions in Dream Industrial REIT and CareTrust REIT and a relative underweight to Public Storage were the leading detractors from performance.

• Stock selection within Canada detracted from relative performance.

• On a sector basis, stock selection in the Industrial and Data Center sectors detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. During the period, we gradually increased exposure to the United States and Australia with offsets largely impacting Canada and Japan, respectively.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2015	$9,425	$10,000	$10,000
02/2015	$9,073	$10,586	$9,939
03/2015	$9,286	$10,420	$9,910
04/2015	$8,751	$10,665	$9,754
05/2015	$8,745	$10,701	$9,611
06/2015	$8,354	$10,452	$9,226
07/2015	$8,845	$10,640	$9,542
08/2015	$8,312	$9,936	$8,974
09/2015	$8,556	$9,570	$9,076
10/2015	$9,081	$10,328	$9,593
11/2015	$9,066	$10,276	$9,380
12/2015	$9,238	$10,096	$9,456
01/2016	$8,839	$9,492	$9,051
02/2016	$8,845	$9,421	$9,089
03/2016	$9,729	$10,061	$9,951
04/2016	$9,445	$10,220	$9,941
05/2016	$9,618	$10,277	$9,936
06/2016	$10,180	$10,162	$10,295
07/2016	$10,584	$10,591	$10,811
08/2016	$10,197	$10,600	$10,529
09/2016	$10,052	$10,656	$10,424
10/2016	$9,506	$10,450	$9,831
11/2016	$9,332	$10,600	$9,562
12/2016	$9,771	$10,854	$9,841
01/2017	$9,679	$11,116	$9,894
02/2017	$10,034	$11,424	$10,202
03/2017	$9,751	$11,546	$10,044
04/2017	$9,739	$11,717	$10,153
05/2017	$9,646	$11,965	$10,241
06/2017	$9,915	$12,011	$10,317
07/2017	$10,022	$12,298	$10,504
08/2017	$9,990	$12,316	$10,518
09/2017	$10,007	$12,592	$10,483
10/2017	$9,876	$12,830	$10,432
11/2017	$10,101	$13,108	$10,722
12/2017	$10,122	$13,285	$10,860
01/2018	$9,726	$13,987	$10,859
02/2018	$8,995	$13,407	$10,131
03/2018	$9,312	$13,115	$10,368
04/2018	$9,409	$13,266	$10,572
05/2018	$9,774	$13,349	$10,746
06/2018	$10,222	$13,343	$10,899
07/2018	$10,271	$13,759	$10,991
08/2018	$10,582	$13,930	$11,095
09/2018	$10,279	$14,007	$10,867
10/2018	$10,029	$12,979	$10,463
11/2018	$10,543	$13,126	$10,852
12/2018	$9,648	$12,128	$10,248
01/2019	$10,694	$13,072	$11,362
02/2019	$10,767	$13,465	$11,345
03/2019	$11,107	$13,642	$11,744
04/2019	$11,107	$14,125	$11,589
05/2019	$11,107	$13,310	$11,555
06/2019	$11,153	$14,187	$11,736
07/2019	$11,168	$14,258	$11,776
08/2019	$11,458	$13,966	$11,997
09/2019	$11,707	$14,263	$12,279
10/2019	$12,028	$14,626	$12,586
11/2019	$11,887	$15,034	$12,432
12/2019	$11,951	$15,484	$12,494
01/2020	$12,104	$15,390	$12,599
02/2020	$11,228	$14,089	$11,560
03/2020	$9,041	$12,224	$8,929
04/2020	$9,415	$13,560	$9,560
05/2020	$9,641	$14,215	$9,582
06/2020	$9,820	$14,591	$9,828
07/2020	$10,238	$15,289	$10,101
08/2020	$10,465	$16,310	$10,356
09/2020	$10,206	$15,748	$10,034
10/2020	$9,891	$15,265	$9,700
11/2020	$10,871	$17,216	$10,980
12/2020	$11,260	$17,946	$11,364
01/2021	$11,022	$17,768	$11,272
02/2021	$11,543	$18,223	$11,690
03/2021	$11,890	$18,829	$12,023
04/2021	$12,679	$19,706	$12,795
05/2021	$12,921	$19,990	$13,024
06/2021	$13,105	$20,288	$13,126
07/2021	$13,545	$20,651	$13,629
08/2021	$13,734	$21,165	$13,808
09/2021	$13,025	$20,286	$13,007
10/2021	$13,952	$21,435	$13,785
11/2021	$13,574	$20,965	$13,476
12/2021	$14,403	$21,862	$14,330
01/2022	$13,601	$20,705	$13,506
02/2022	$13,330	$20,181	$13,173
03/2022	$13,895	$20,735	$13,764
04/2022	$13,170	$19,013	$13,010
05/2022	$12,350	$19,027	$12,444
06/2022	$11,243	$17,379	$11,362
07/2022	$12,142	$18,759	$12,267
08/2022	$11,347	$17,974	$11,471
09/2022	$9,992	$16,303	$10,046
10/2022	$10,211	$17,474	$10,346
11/2022	$10,999	$18,689	$11,043
12/2022	$10,674	$17,896	$10,734
01/2023	$11,675	$19,162	$11,699
02/2023	$11,150	$18,701	$11,182
03/2023	$10,867	$19,279	$10,818
04/2023	$11,166	$19,617	$11,022
05/2023	$10,645	$19,421	$10,529
06/2023	$10,971	$20,596	$10,844
07/2023	$11,320	$21,288	$11,253
08/2023	$10,952	$20,779	$10,876
09/2023	$10,296	$19,883	$10,211
10/2023	$9,916	$19,306	$9,722
11/2023	$11,037	$21,116	$10,755
12/2023	$12,080	$22,152	$11,773
01/2024	$11,533	$22,418	$11,300
02/2024	$11,543	$23,369	$11,232
03/2024	$11,918	$24,120	$11,620
04/2024	$11,221	$23,224	$10,926
05/2024	$11,669	$24,261	$11,298
06/2024	$11,712	$24,754	$11,337
07/2024	$12,431	$25,191	$12,021
08/2024	$13,140	$25,856	$12,774
09/2024	$13,579	$26,330	$13,159
10/2024	$12,936	$25,808	$12,490
11/2024	$13,318	$26,992	$12,788
12/2024	$12,287	$26,288	$11,883
01/2025	$12,419	$27,216	$12,090

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class A at NAV	7.68%	0.52%	2.80%	8.09%
Class A with 5.75% MSCFootnote Reference1	1.49%	(0.67%)	2.19%	7.82%
MSCI World Index (Net)	21.40%	12.08%	10.53%	-%
FTSE EPRA Nareit Developed Index (Net)	6.99%	(0.82%)	1.92%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the MSCI World Index (Net). The Fund will retain the FTSE EPRA Nareit Developed Index (Net) as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$35,153,517
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.1%
Short-Term Investments	3.9%
Office REITs	4.8%
Diversified REITs	8.7%
Health Care REITs	10.0%
Real Estate Management & Development	11.3%
Residential REITs	11.8%
Industrial REITs	14.2%
Retail REITs	16.5%
Specialized REITs	18.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Welltower, Inc.	8.1%
Equinix, Inc.	5.9%
Prologis, Inc.	5.5%
Mid-America Apartment Communities, Inc.	5.0%
Public Storage	4.5%
Realty Income Corp.	4.4%
Digital Realty Trust, Inc.	4.3%
AvalonBay Communities, Inc.	4.1%
Simon Property Group, Inc.	4.1%
Highwoods Properties, Inc.	3.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
United Kingdom	3.8%
Australia	5.5%
Japan	7.7%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NRFAX

AEW Global Focused Real Estate Fund

Annual Shareholder Report

January 31, 2025

TAEW99A-0125

Class C

NRCFX

AEW Global Focused Real Estate Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$197	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in equity REITs and real estate-related companies. Performance of the Fund's real estate equity securities is influenced by underlying real estate assets, company management, and capital market conditions. Holdings are diversified across property types and regions: North America, Europe, and Asia-Pacific. The investment strategy is built upon our team’s highest conviction names and typically includes 40-50 securities.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower, AvalonBay Communities, and BXP contributed the most to performance.

• Stock selection in the Asia-Pacific and North America regions, more precisely in the United States, Australia, and Japan, positively impacted performance.

• Selection within Health Care, Diversified, and Regional Malls, plus a relative underweight to Diversified, contributed positively.

Top Detractors from Performance

•  Relative overweight positions in Dream Industrial REIT and CareTrust REIT and a relative underweight to Public Storage were the leading detractors from performance.

• Stock selection within Canada detracted from relative performance.

• On a sector basis, stock selection in the Industrial and Data Center sectors detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. During the period, we gradually increased exposure to the United States and Australia with offsets largely impacting Canada and Japan, respectively.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2015	$10,000	$10,000	$10,000
02/2015	$9,628	$10,586	$9,939
03/2015	$9,847	$10,420	$9,910
04/2015	$9,270	$10,665	$9,754
05/2015	$9,259	$10,701	$9,611
06/2015	$8,838	$10,452	$9,226
07/2015	$9,352	$10,640	$9,542
08/2015	$8,783	$9,936	$8,974
09/2015	$9,038	$9,570	$9,076
10/2015	$9,581	$10,328	$9,593
11/2015	$9,564	$10,276	$9,380
12/2015	$9,739	$10,096	$9,456
01/2016	$9,313	$9,492	$9,051
02/2016	$9,313	$9,421	$9,089
03/2016	$10,237	$10,061	$9,951
04/2016	$9,927	$10,220	$9,941
05/2016	$10,108	$10,277	$9,936
06/2016	$10,690	$10,162	$10,295
07/2016	$11,114	$10,591	$10,811
08/2016	$10,696	$10,600	$10,529
09/2016	$10,537	$10,656	$10,424
10/2016	$9,960	$10,450	$9,831
11/2016	$9,772	$10,600	$9,562
12/2016	$10,223	$10,854	$9,841
01/2017	$10,121	$11,116	$9,894
02/2017	$10,491	$11,424	$10,202
03/2017	$10,181	$11,546	$10,044
04/2017	$10,162	$11,717	$10,153
05/2017	$10,064	$11,965	$10,241
06/2017	$10,337	$12,011	$10,317
07/2017	$10,441	$12,298	$10,504
08/2017	$10,402	$12,316	$10,518
09/2017	$10,412	$12,592	$10,483
10/2017	$10,276	$12,830	$10,432
11/2017	$10,497	$13,108	$10,722
12/2017	$10,510	$13,285	$10,860
01/2018	$10,100	$13,987	$10,859
02/2018	$9,329	$13,407	$10,131
03/2018	$9,653	$13,115	$10,368
04/2018	$9,753	$13,266	$10,572
05/2018	$10,116	$13,349	$10,746
06/2018	$10,572	$13,343	$10,899
07/2018	$10,615	$13,759	$10,991
08/2018	$10,935	$13,930	$11,095
09/2018	$10,618	$14,007	$10,867
10/2018	$10,347	$12,979	$10,463
11/2018	$10,867	$13,126	$10,852
12/2018	$9,941	$12,128	$10,248
01/2019	$11,012	$13,072	$11,362
02/2019	$11,087	$13,465	$11,345
03/2019	$11,427	$13,642	$11,744
04/2019	$11,419	$14,125	$11,589
05/2019	$11,411	$13,310	$11,555
06/2019	$11,450	$14,187	$11,736
07/2019	$11,465	$14,258	$11,776
08/2019	$11,746	$13,966	$11,997
09/2019	$11,997	$14,263	$12,279
10/2019	$12,316	$14,626	$12,586
11/2019	$12,172	$15,034	$12,432
12/2019	$12,225	$15,484	$12,494
01/2020	$12,372	$15,390	$12,599
02/2020	$11,465	$14,089	$11,560
03/2020	$9,224	$12,224	$8,929
04/2020	$9,603	$13,560	$9,560
05/2020	$9,823	$14,215	$9,582
06/2020	$10,001	$14,591	$9,828
07/2020	$10,425	$15,289	$10,101
08/2020	$10,645	$16,310	$10,356
09/2020	$10,371	$15,748	$10,034
10/2020	$10,053	$15,265	$9,700
11/2020	$11,034	$17,216	$10,980
12/2020	$11,424	$17,946	$11,364
01/2021	$11,175	$17,768	$11,272
02/2021	$11,700	$18,223	$11,690
03/2021	$12,039	$18,829	$12,023
04/2021	$12,823	$19,706	$12,795
05/2021	$13,067	$19,990	$13,024
06/2021	$13,247	$20,288	$13,126
07/2021	$13,680	$20,651	$13,629
08/2021	$13,869	$21,165	$13,808
09/2021	$13,141	$20,286	$13,007
10/2021	$14,070	$21,435	$13,785
11/2021	$13,673	$20,965	$13,476
12/2021	$14,506	$21,862	$14,330
01/2022	$13,686	$20,705	$13,506
02/2022	$13,407	$20,181	$13,173
03/2022	$13,958	$20,735	$13,764
04/2022	$13,225	$19,013	$13,010
05/2022	$12,388	$19,027	$12,444
06/2022	$11,270	$17,379	$11,362
07/2022	$12,165	$18,759	$12,267
08/2022	$11,364	$17,974	$11,471
09/2022	$10,000	$16,303	$10,046
10/2022	$10,217	$17,474	$10,346
11/2022	$10,991	$18,689	$11,043
12/2022	$10,666	$17,896	$10,734
01/2023	$11,648	$19,162	$11,699
02/2023	$11,125	$18,701	$11,182
03/2023	$10,843	$19,279	$10,818
04/2023	$11,141	$19,617	$11,022
05/2023	$10,621	$19,421	$10,529
06/2023	$10,947	$20,596	$10,844
07/2023	$11,294	$21,288	$11,253
08/2023	$10,927	$20,779	$10,876
09/2023	$10,273	$19,883	$10,211
10/2023	$9,893	$19,306	$9,722
11/2023	$11,012	$21,116	$10,755
12/2023	$12,053	$22,152	$11,773
01/2024	$11,507	$22,418	$11,300
02/2024	$11,517	$23,369	$11,232
03/2024	$11,891	$24,120	$11,620
04/2024	$11,196	$23,224	$10,926
05/2024	$11,643	$24,261	$11,298
06/2024	$11,686	$24,754	$11,337
07/2024	$12,403	$25,191	$12,021
08/2024	$13,110	$25,856	$12,774
09/2024	$13,548	$26,330	$13,159
10/2024	$12,907	$25,808	$12,490
11/2024	$13,288	$26,992	$12,788
12/2024	$12,260	$26,288	$11,883
01/2025	$12,391	$27,216	$12,090

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class C at NAV	6.86%	(0.25%)	2.17%	7.83%
Class C with 1.00% CDSCFootnote Reference1	5.86%	(0.25%)	2.17%	7.83%
MSCI World Index (Net)	21.40%	12.08%	10.53%	-%
FTSE EPRA Nareit Developed Index (Net)	6.99%	(0.82%)	1.92%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the MSCI World Index (Net). The Fund will retain the FTSE EPRA Nareit Developed Index (Net) as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$35,153,517
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.1%
Short-Term Investments	3.9%
Office REITs	4.8%
Diversified REITs	8.7%
Health Care REITs	10.0%
Real Estate Management & Development	11.3%
Residential REITs	11.8%
Industrial REITs	14.2%
Retail REITs	16.5%
Specialized REITs	18.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Welltower, Inc.	8.1%
Equinix, Inc.	5.9%
Prologis, Inc.	5.5%
Mid-America Apartment Communities, Inc.	5.0%
Public Storage	4.5%
Realty Income Corp.	4.4%
Digital Realty Trust, Inc.	4.3%
AvalonBay Communities, Inc.	4.1%
Simon Property Group, Inc.	4.1%
Highwoods Properties, Inc.	3.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
United Kingdom	3.8%
Australia	5.5%
Japan	7.7%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NRCFX

AEW Global Focused Real Estate Fund

Annual Shareholder Report

January 31, 2025

TAEW99C-0125

Class N

NRFNX

AEW Global Focused Real Estate Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$88	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in equity REITs and real estate-related companies. Performance of the Fund's real estate equity securities is influenced by underlying real estate assets, company management, and capital market conditions. Holdings are diversified across property types and regions: North America, Europe, and Asia-Pacific. The investment strategy is built upon our team’s highest conviction names and typically includes 40-50 securities.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower, AvalonBay Communities, and BXP contributed the most to performance.

• Stock selection in the Asia-Pacific and North America regions, more precisely in the United States, Australia, and Japan, positively impacted performance.

• Selection within Health Care, Diversified, and Regional Malls, plus a relative underweight to Diversified, contributed positively.

Top Detractors from Performance

•  Relative overweight positions in Dream Industrial REIT and CareTrust REIT and a relative underweight to Public Storage were the leading detractors from performance.

• Stock selection within Canada detracted from relative performance.

• On a sector basis, stock selection in the Industrial and Data Center sectors detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. During the period, we gradually increased exposure to the United States and Australia with offsets largely impacting Canada and Japan, respectively.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2015	$10,000	$10,000	$10,000
02/2015	$9,630	$10,586	$9,939
03/2015	$9,861	$10,420	$9,910
04/2015	$9,296	$10,665	$9,754
05/2015	$9,296	$10,701	$9,611
06/2015	$8,879	$10,452	$9,226
07/2015	$9,402	$10,640	$9,542
08/2015	$8,845	$9,936	$8,974
09/2015	$9,111	$9,570	$9,076
10/2015	$9,666	$10,328	$9,593
11/2015	$9,660	$10,276	$9,380
12/2015	$9,847	$10,096	$9,456
01/2016	$9,421	$9,492	$9,051
02/2016	$9,434	$9,421	$9,089
03/2016	$10,379	$10,061	$9,951
04/2016	$10,071	$10,220	$9,941
05/2016	$10,267	$10,277	$9,936
06/2016	$10,868	$10,162	$10,295
07/2016	$11,307	$10,591	$10,811
08/2016	$10,894	$10,600	$10,529
09/2016	$10,742	$10,656	$10,424
10/2016	$10,162	$10,450	$9,831
11/2016	$9,978	$10,600	$9,562
12/2016	$10,452	$10,854	$9,841
01/2017	$10,355	$11,116	$9,894
02/2017	$10,745	$11,424	$10,202
03/2017	$10,440	$11,546	$10,044
04/2017	$10,426	$11,717	$10,153
05/2017	$10,333	$11,965	$10,241
06/2017	$10,623	$12,011	$10,317
07/2017	$10,737	$12,298	$10,504
08/2017	$10,708	$12,316	$10,518
09/2017	$10,729	$12,592	$10,483
10/2017	$10,593	$12,830	$10,432
11/2017	$10,837	$13,108	$10,722
12/2017	$10,863	$13,285	$10,860
01/2018	$10,446	$13,987	$10,859
02/2018	$9,658	$13,407	$10,131
03/2018	$10,000	$13,115	$10,368
04/2018	$10,112	$13,266	$10,572
05/2018	$10,501	$13,349	$10,746
06/2018	$10,988	$13,343	$10,899
07/2018	$11,044	$13,759	$10,991
08/2018	$11,379	$13,930	$11,095
09/2018	$11,063	$14,007	$10,867
10/2018	$10,790	$12,979	$10,463
11/2018	$11,344	$13,126	$10,852
12/2018	$10,382	$12,128	$10,248
01/2019	$11,513	$13,072	$11,362
02/2019	$11,598	$13,465	$11,345
03/2019	$11,960	$13,642	$11,744
04/2019	$11,968	$14,125	$11,589
05/2019	$11,977	$13,310	$11,555
06/2019	$12,022	$14,187	$11,736
07/2019	$12,040	$14,258	$11,776
08/2019	$12,352	$13,966	$11,997
09/2019	$12,636	$14,263	$12,279
10/2019	$12,984	$14,626	$12,586
11/2019	$12,836	$15,034	$12,432
12/2019	$12,906	$15,484	$12,494
01/2020	$13,066	$15,390	$12,599
02/2020	$12,122	$14,089	$11,560
03/2020	$9,760	$12,224	$8,929
04/2020	$10,172	$13,560	$9,560
05/2020	$10,419	$14,215	$9,582
06/2020	$10,609	$14,591	$9,828
07/2020	$11,064	$15,289	$10,101
08/2020	$11,312	$16,310	$10,356
09/2020	$11,035	$15,748	$10,034
10/2020	$10,703	$15,265	$9,700
11/2020	$11,752	$17,216	$10,980
12/2020	$12,185	$17,946	$11,364
01/2021	$11,933	$17,768	$11,272
02/2021	$12,501	$18,223	$11,690
03/2021	$12,881	$18,829	$12,023
04/2021	$13,726	$19,706	$12,795
05/2021	$13,994	$19,990	$13,024
06/2021	$14,203	$20,288	$13,126
07/2021	$14,675	$20,651	$13,629
08/2021	$14,901	$21,165	$13,808
09/2021	$14,130	$20,286	$13,007
10/2021	$15,142	$21,435	$13,785
11/2021	$14,722	$20,965	$13,476
12/2021	$15,642	$21,862	$14,330
01/2022	$14,768	$20,705	$13,506
02/2022	$14,477	$20,181	$13,173
03/2022	$15,088	$20,735	$13,764
04/2022	$14,306	$19,013	$13,010
05/2022	$13,410	$19,027	$12,444
06/2022	$12,215	$17,379	$11,362
07/2022	$13,196	$18,759	$12,267
08/2022	$12,340	$17,974	$11,471
09/2022	$10,866	$16,303	$10,046
10/2022	$11,107	$17,474	$10,346
11/2022	$11,967	$18,689	$11,043
12/2022	$11,619	$17,896	$10,734
01/2023	$12,702	$19,162	$11,699
02/2023	$12,137	$18,701	$11,182
03/2023	$11,839	$19,279	$10,818
04/2023	$12,167	$19,617	$11,022
05/2023	$11,606	$19,421	$10,529
06/2023	$11,953	$20,596	$10,844
07/2023	$12,340	$21,288	$11,253
08/2023	$11,941	$20,779	$10,876
09/2023	$11,226	$19,883	$10,211
10/2023	$10,812	$19,306	$9,722
11/2023	$12,044	$21,116	$10,755
12/2023	$13,179	$22,152	$11,773
01/2024	$12,597	$22,418	$11,300
02/2024	$12,597	$23,369	$11,232
03/2024	$13,016	$24,120	$11,620
04/2024	$12,263	$23,224	$10,926
05/2024	$12,749	$24,261	$11,298
06/2024	$12,800	$24,754	$11,337
07/2024	$13,592	$25,191	$12,021
08/2024	$14,372	$25,856	$12,774
09/2024	$14,860	$26,330	$13,159
10/2024	$14,160	$25,808	$12,490
11/2024	$14,577	$26,992	$12,788
12/2024	$13,453	$26,288	$11,883
01/2025	$13,603	$27,216	$12,090

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 5/1/13
Class N	7.98%	0.81%	3.12%	4.58%
MSCI World Index (Net)	21.40%	12.08%	10.53%	-%
FTSE EPRA Nareit Developed Index (Net)	6.99%	(0.82%)	1.92%	-%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the MSCI World Index (Net). The Fund will retain the FTSE EPRA Nareit Developed Index (Net) as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$35,153,517
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.1%
Short-Term Investments	3.9%
Office REITs	4.8%
Diversified REITs	8.7%
Health Care REITs	10.0%
Real Estate Management & Development	11.3%
Residential REITs	11.8%
Industrial REITs	14.2%
Retail REITs	16.5%
Specialized REITs	18.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Welltower, Inc.	8.1%
Equinix, Inc.	5.9%
Prologis, Inc.	5.5%
Mid-America Apartment Communities, Inc.	5.0%
Public Storage	4.5%
Realty Income Corp.	4.4%
Digital Realty Trust, Inc.	4.3%
AvalonBay Communities, Inc.	4.1%
Simon Property Group, Inc.	4.1%
Highwoods Properties, Inc.	3.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
United Kingdom	3.8%
Australia	5.5%
Japan	7.7%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NRFNX

AEW Global Focused Real Estate Fund

Annual Shareholder Report

January 31, 2025

TAEW99N-0125

Class Y

NRFYX

AEW Global Focused Real Estate Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$94	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in equity REITs and real estate-related companies. Performance of the Fund's real estate equity securities is influenced by underlying real estate assets, company management, and capital market conditions. Holdings are diversified across property types and regions: North America, Europe, and Asia-Pacific. The investment strategy is built upon our team’s highest conviction names and typically includes 40-50 securities.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower, AvalonBay Communities, and BXP contributed the most to performance.

• Stock selection in the Asia-Pacific and North America regions, more precisely in the United States, Australia, and Japan, positively impacted performance.

• Selection within Health Care, Diversified, and Regional Malls, plus a relative underweight to Diversified, contributed positively.

Top Detractors from Performance

•  Relative overweight positions in Dream Industrial REIT and CareTrust REIT and a relative underweight to Public Storage were the leading detractors from performance.

• Stock selection within Canada detracted from relative performance.

• On a sector basis, stock selection in the Industrial and Data Center sectors detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. During the period, we gradually increased exposure to the United States and Australia with offsets largely impacting Canada and Japan, respectively.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2015	$10,000	$10,000	$10,000
02/2015	$9,629	$10,586	$9,939
03/2015	$9,863	$10,420	$9,910
04/2015	$9,292	$10,665	$9,754
05/2015	$9,286	$10,701	$9,611
06/2015	$8,870	$10,452	$9,226
07/2015	$9,399	$10,640	$9,542
08/2015	$8,835	$9,936	$8,974
09/2015	$9,098	$9,570	$9,076
10/2015	$9,653	$10,328	$9,593
11/2015	$9,641	$10,276	$9,380
12/2015	$9,831	$10,096	$9,456
01/2016	$9,405	$9,492	$9,051
02/2016	$9,411	$9,421	$9,089
03/2016	$10,359	$10,061	$9,951
04/2016	$10,051	$10,220	$9,941
05/2016	$10,247	$10,277	$9,936
06/2016	$10,838	$10,162	$10,295
07/2016	$11,277	$10,591	$10,811
08/2016	$10,864	$10,600	$10,529
09/2016	$10,714	$10,656	$10,424
10/2016	$10,135	$10,450	$9,831
11/2016	$9,950	$10,600	$9,562
12/2016	$10,422	$10,854	$9,841
01/2017	$10,325	$11,116	$9,894
02/2017	$10,707	$11,424	$10,202
03/2017	$10,407	$11,546	$10,044
04/2017	$10,393	$11,717	$10,153
05/2017	$10,300	$11,965	$10,241
06/2017	$10,587	$12,011	$10,317
07/2017	$10,701	$12,298	$10,504
08/2017	$10,673	$12,316	$10,518
09/2017	$10,692	$12,592	$10,483
10/2017	$10,556	$12,830	$10,432
11/2017	$10,792	$13,108	$10,722
12/2017	$10,824	$13,285	$10,860
01/2018	$10,400	$13,987	$10,859
02/2018	$9,621	$13,407	$10,131
03/2018	$9,962	$13,115	$10,368
04/2018	$10,073	$13,266	$10,572
05/2018	$10,462	$13,349	$10,746
06/2018	$10,938	$13,343	$10,899
07/2018	$10,994	$13,759	$10,991
08/2018	$11,337	$13,930	$11,095
09/2018	$11,011	$14,007	$10,867
10/2018	$10,747	$12,979	$10,463
11/2018	$11,292	$13,126	$10,852
12/2018	$10,339	$12,128	$10,248
01/2019	$11,459	$13,072	$11,362
02/2019	$11,544	$13,465	$11,345
03/2019	$11,912	$13,642	$11,744
04/2019	$11,912	$14,125	$11,589
05/2019	$11,921	$13,310	$11,555
06/2019	$11,965	$14,187	$11,736
07/2019	$11,991	$14,258	$11,776
08/2019	$12,294	$13,966	$11,997
09/2019	$12,576	$14,263	$12,279
10/2019	$12,923	$14,626	$12,586
11/2019	$12,776	$15,034	$12,432
12/2019	$12,843	$15,484	$12,494
01/2020	$13,004	$15,390	$12,599
02/2020	$12,071	$14,089	$11,560
03/2020	$9,721	$12,224	$8,929
04/2020	$10,122	$13,560	$9,560
05/2020	$10,369	$14,215	$9,582
06/2020	$10,567	$14,591	$9,828
07/2020	$11,022	$15,289	$10,101
08/2020	$11,269	$16,310	$10,356
09/2020	$10,992	$15,748	$10,034
10/2020	$10,650	$15,265	$9,700
11/2020	$11,708	$17,216	$10,980
12/2020	$12,127	$17,946	$11,364
01/2021	$11,876	$17,768	$11,272
02/2021	$12,442	$18,223	$11,690
03/2021	$12,810	$18,829	$12,023
04/2021	$13,664	$19,706	$12,795
05/2021	$13,931	$19,990	$13,024
06/2021	$14,138	$20,288	$13,126
07/2021	$14,609	$20,651	$13,629
08/2021	$14,823	$21,165	$13,808
09/2021	$14,052	$20,286	$13,007
10/2021	$15,062	$21,435	$13,785
11/2021	$14,654	$20,965	$13,476
12/2021	$15,558	$21,862	$14,330
01/2022	$14,687	$20,705	$13,506
02/2022	$14,407	$20,181	$13,173
03/2022	$15,015	$20,735	$13,764
04/2022	$14,224	$19,013	$13,010
05/2022	$13,342	$19,027	$12,444
06/2022	$12,148	$17,379	$11,362
07/2022	$13,126	$18,759	$12,267
08/2022	$12,273	$17,974	$11,471
09/2022	$10,813	$16,303	$10,046
10/2022	$11,053	$17,474	$10,346
11/2022	$11,899	$18,689	$11,043
12/2022	$11,551	$17,896	$10,734
01/2023	$12,630	$19,162	$11,699
02/2023	$12,067	$18,701	$11,182
03/2023	$11,769	$19,279	$10,818
04/2023	$12,095	$19,617	$11,022
05/2023	$11,536	$19,421	$10,529
06/2023	$11,880	$20,596	$10,844
07/2023	$12,266	$21,288	$11,253
08/2023	$11,868	$20,779	$10,876
09/2023	$11,166	$19,883	$10,211
10/2023	$10,753	$19,306	$9,722
11/2023	$11,969	$21,116	$10,755
12/2023	$13,099	$22,152	$11,773
01/2024	$12,519	$22,418	$11,300
02/2024	$12,531	$23,369	$11,232
03/2024	$12,945	$24,120	$11,620
04/2024	$12,184	$23,224	$10,926
05/2024	$12,667	$24,261	$11,298
06/2024	$12,717	$24,754	$11,337
07/2024	$13,506	$25,191	$12,021
08/2024	$14,284	$25,856	$12,774
09/2024	$14,755	$26,330	$13,159
10/2024	$14,070	$25,808	$12,490
11/2024	$14,486	$26,992	$12,788
12/2024	$13,365	$26,288	$11,883
01/2025	$13,513	$27,216	$12,090

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class Y	7.94%	0.77%	3.06%	8.62%
MSCI World Index (Net)	21.40%	12.08%	10.53%	-%
FTSE EPRA Nareit Developed Index (Net)	6.99%	(0.82%)	1.92%	-%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the MSCI World Index (Net). The Fund will retain the FTSE EPRA Nareit Developed Index (Net) as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$35,153,517
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.1%
Short-Term Investments	3.9%
Office REITs	4.8%
Diversified REITs	8.7%
Health Care REITs	10.0%
Real Estate Management & Development	11.3%
Residential REITs	11.8%
Industrial REITs	14.2%
Retail REITs	16.5%
Specialized REITs	18.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Welltower, Inc.	8.1%
Equinix, Inc.	5.9%
Prologis, Inc.	5.5%
Mid-America Apartment Communities, Inc.	5.0%
Public Storage	4.5%
Realty Income Corp.	4.4%
Digital Realty Trust, Inc.	4.3%
AvalonBay Communities, Inc.	4.1%
Simon Property Group, Inc.	4.1%
Highwoods Properties, Inc.	3.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
United Kingdom	3.8%
Australia	5.5%
Japan	7.7%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NRFYX

AEW Global Focused Real Estate Fund

Annual Shareholder Report

January 31, 2025

TAEW99Y-0125

Class N

NSFBX

Natixis Target Retirement 2015 Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about Natixis Target Retirement 2015 Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$22	0.21%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performanc

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2015® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,040	$9,995	$10,043
04/2017	$10,230	$10,072	$10,142
05/2017	$10,390	$10,149	$10,245
06/2017	$10,410	$10,139	$10,275
07/2017	$10,540	$10,183	$10,401
08/2017	$10,610	$10,274	$10,434
09/2017	$10,700	$10,225	$10,537
10/2017	$10,860	$10,231	$10,639
11/2017	$11,000	$10,218	$10,753
12/2017	$11,057	$10,265	$10,838
01/2018	$11,342	$10,147	$11,031
02/2018	$11,097	$10,051	$10,786
03/2018	$11,067	$10,115	$10,741
04/2018	$11,038	$10,040	$10,759
05/2018	$11,131	$10,111	$10,849
06/2018	$11,131	$10,099	$10,846
07/2018	$11,316	$10,101	$10,987
08/2018	$11,419	$10,166	$11,094
09/2018	$11,409	$10,101	$11,074
10/2018	$10,955	$10,021	$10,654
11/2018	$11,120	$10,081	$10,763
12/2018	$10,754	$10,266	$10,441
01/2019	$11,197	$10,375	$10,882
02/2019	$11,374	$10,369	$11,029
03/2019	$11,518	$10,568	$11,160
04/2019	$11,755	$10,571	$11,338
05/2019	$11,454	$10,759	$11,103
06/2019	$11,889	$10,894	$11,472
07/2019	$11,922	$10,918	$11,515
08/2019	$11,900	$11,201	$11,526
09/2019	$11,967	$11,141	$11,613
10/2019	$12,134	$11,174	$11,749
11/2019	$12,335	$11,169	$11,882
12/2019	$12,531	$11,161	$12,048
01/2020	$12,519	$11,376	$12,084
02/2020	$12,215	$11,580	$11,727
03/2020	$11,361	$11,512	$10,944
04/2020	$12,103	$11,717	$11,568
05/2020	$12,446	$11,772	$11,839
06/2020	$12,659	$11,846	$12,014
07/2020	$13,049	$12,023	$12,354
08/2020	$13,369	$11,926	$12,606
09/2020	$13,203	$11,919	$12,442
10/2020	$13,073	$11,866	$12,321
11/2020	$13,854	$11,982	$13,011
12/2020	$14,211	$11,999	$13,287
01/2021	$14,143	$11,913	$13,249
02/2021	$14,279	$11,741	$13,327
03/2021	$14,497	$11,594	$13,438
04/2021	$14,811	$11,686	$13,734
05/2021	$14,963	$11,724	$13,843
06/2021	$15,046	$11,806	$13,945
07/2021	$15,239	$11,938	$14,066
08/2021	$15,405	$11,916	$14,207
09/2021	$15,060	$11,812	$13,926
10/2021	$15,392	$11,809	$14,222
11/2021	$15,184	$11,844	$14,090
12/2021	$15,386	$11,814	$14,351
01/2022	$14,856	$11,559	$13,891
02/2022	$14,629	$11,430	$13,728
03/2022	$14,508	$11,113	$13,693
04/2022	$13,717	$10,691	$13,043
05/2022	$13,717	$10,760	$13,085
06/2022	$13,056	$10,591	$12,512
07/2022	$13,763	$10,850	$13,044
08/2022	$13,333	$10,543	$12,709
09/2022	$12,472	$10,088	$11,984
10/2022	$12,795	$9,957	$12,294
11/2022	$13,440	$10,323	$12,823
12/2022	$13,138	$10,277	$12,605
01/2023	$13,821	$10,593	$13,128
02/2023	$13,503	$10,319	$12,889
03/2023	$13,789	$10,581	$13,144
04/2023	$13,871	$10,645	$13,251
05/2023	$13,775	$10,529	$13,120
06/2023	$14,046	$10,492	$13,396
07/2023	$14,253	$10,484	$13,588
08/2023	$14,046	$10,418	$13,410
09/2023	$13,632	$10,153	$13,039
10/2023	$13,393	$9,993	$12,793
11/2023	$14,158	$10,445	$13,516
12/2023	$14,746	$10,845	$14,040
01/2024	$14,779	$10,815	$14,056
02/2024	$14,960	$10,662	$14,182
03/2024	$15,222	$10,761	$14,420
04/2024	$14,797	$10,489	$14,081
05/2024	$15,111	$10,667	$14,431
06/2024	$15,260	$10,768	$14,592
07/2024	$15,607	$11,019	$14,887
08/2024	$15,871	$11,178	$15,123
09/2024	$16,086	$11,327	$15,359
10/2024	$15,789	$11,046	$15,047
11/2024	$16,219	$11,163	$15,325
12/2024	$15,861	$10,981	$15,058
01/2025	$16,149	$11,039	$15,289

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	9.27%	5.22%	6.24%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60%)	1.25%
S&P Target Date 2015® Index	8.77%	4.82%	5.48%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the S&P Target Date 2015® Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$4,301,236
# of Portfolio Holdings (including overnight repurchase agreements)	567
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Affiliated Mutual Funds
44.6%
Mortgage Related
6.0%
Mutual Funds
4.8%
Treasuries
2.8%
Banking
2.3%
Exchange-Traded Funds
3.2%
Short-Term Investments
3.2%
Other investments less than 2% of net assets*
33.1%

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	33.1%
Short-Term Investments	3.2%
Exchange-Traded Funds	3.2%
Banking	2.3%
Treasuries	2.8%
Mutual Funds	4.8%
Mortgage Related	6.0%
Affiliated Mutual Funds	44.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	35.5%
AIA International Developed Markets Equity ESG Segment	3.2%
AIA U.S. Large Cap Core ESG Segment	4.7%
AIA U.S. Large Cap Value ESG Segment	3.0%
AIA U.S. Small/Mid Cap ESG Segment	4.8%
Harris Associates Large Cap Value Segment	5.9%
Loomis Sayles All Cap Growth Segment	6.0%
Mirova International Sustainable Equity Fund	3.2%
WCM Focused Emerging Markets Fund	1.5%
WCM Focused International Growth Fund	3.2%
Fixed Income	62.5%
Loomis Sayles Core Fixed Income Segment	21.5%
Loomis Sayles Inflation Protected Securities Fund	17.6%
Loomis Sayles Limited Term Government and Agency Fund	12.1%
Mirova Global Green Bond Fund	11.3%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2015 Fund from Natixis Sustainable Future 2015 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2015 Fund. Liquidation will take place on or about July 29, 2025.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NSFBX

Natixis Target Retirement 2015 Fund

Annual Shareholder Report

January 31, 2025

TSFF1599-0125

Class N

NSFDX

Natixis Target Retirement 2020 Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about Natixis Target Retirement 2020 Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$22	0.21%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2020® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,050	$9,995	$10,052
04/2017	$10,260	$10,072	$10,157
05/2017	$10,440	$10,149	$10,272
06/2017	$10,470	$10,139	$10,309
07/2017	$10,610	$10,183	$10,447
08/2017	$10,680	$10,274	$10,476
09/2017	$10,800	$10,225	$10,598
10/2017	$10,980	$10,231	$10,714
11/2017	$11,140	$10,218	$10,847
12/2017	$11,192	$10,265	$10,937
01/2018	$11,538	$10,147	$11,169
02/2018	$11,263	$10,051	$10,896
03/2018	$11,213	$10,115	$10,836
04/2018	$11,186	$10,040	$10,861
05/2018	$11,290	$10,111	$10,962
06/2018	$11,279	$10,099	$10,955
07/2018	$11,506	$10,101	$11,115
08/2018	$11,630	$10,166	$11,227
09/2018	$11,620	$10,101	$11,210
10/2018	$11,104	$10,021	$10,740
11/2018	$11,290	$10,081	$10,857
12/2018	$10,846	$10,266	$10,482
01/2019	$11,347	$10,375	$10,967
02/2019	$11,551	$10,369	$11,133
03/2019	$11,688	$10,568	$11,263
04/2019	$11,951	$10,571	$11,463
05/2019	$11,584	$10,759	$11,179
06/2019	$12,077	$10,894	$11,587
07/2019	$12,088	$10,918	$11,632
08/2019	$12,020	$11,201	$11,617
09/2019	$12,123	$11,141	$11,723
10/2019	$12,329	$11,174	$11,876
11/2019	$12,558	$11,169	$12,025
12/2019	$12,791	$11,161	$12,214
01/2020	$12,744	$11,376	$12,231
02/2020	$12,361	$11,580	$11,808
03/2020	$11,393	$11,512	$10,926
04/2020	$12,190	$11,717	$11,607
05/2020	$12,589	$11,772	$11,906
06/2020	$12,783	$11,846	$12,089
07/2020	$13,231	$12,023	$12,444
08/2020	$13,618	$11,926	$12,721
09/2020	$13,425	$11,919	$12,541
10/2020	$13,279	$11,866	$12,414
11/2020	$14,211	$11,982	$13,166
12/2020	$14,623	$11,999	$13,465
01/2021	$14,561	$11,913	$13,424
02/2021	$14,778	$11,741	$13,529
03/2021	$15,058	$11,594	$13,662
04/2021	$15,435	$11,686	$13,977
05/2021	$15,623	$11,724	$14,090
06/2021	$15,718	$11,806	$14,194
07/2021	$15,906	$11,938	$14,310
08/2021	$16,126	$11,916	$14,475
09/2021	$15,702	$11,812	$14,161
10/2021	$16,110	$11,809	$14,500
11/2021	$15,859	$11,844	$14,338
12/2021	$16,110	$11,814	$14,645
01/2022	$15,485	$11,559	$14,137
02/2022	$15,188	$11,430	$13,962
03/2022	$15,106	$11,113	$13,954
04/2022	$14,226	$10,691	$13,243
05/2022	$14,226	$10,760	$13,290
06/2022	$13,466	$10,591	$12,653
07/2022	$14,276	$10,850	$13,227
08/2022	$13,804	$10,543	$12,861
09/2022	$12,859	$10,088	$12,072
10/2022	$13,281	$9,957	$12,408
11/2022	$14,023	$10,323	$13,006
12/2022	$13,638	$10,277	$12,768
01/2023	$14,440	$10,593	$13,352
02/2023	$14,109	$10,319	$13,080
03/2023	$14,405	$10,581	$13,347
04/2023	$14,492	$10,645	$13,465
05/2023	$14,387	$10,529	$13,314
06/2023	$14,771	$10,492	$13,647
07/2023	$15,032	$10,484	$13,871
08/2023	$14,771	$10,418	$13,673
09/2023	$14,283	$10,153	$13,274
10/2023	$14,004	$9,993	$13,004
11/2023	$14,892	$10,445	$13,783
12/2023	$15,560	$10,845	$14,342
01/2024	$15,577	$10,815	$14,358
02/2024	$15,827	$10,662	$14,533
03/2024	$16,148	$10,761	$14,801
04/2024	$15,667	$10,489	$14,435
05/2024	$16,024	$10,667	$14,817
06/2024	$16,167	$10,768	$14,989
07/2024	$16,559	$11,019	$15,300
08/2024	$16,809	$11,178	$15,551
09/2024	$17,041	$11,327	$15,803
10/2024	$16,738	$11,046	$15,475
11/2024	$17,273	$11,163	$15,795
12/2024	$16,850	$10,981	$15,502
01/2025	$17,212	$11,039	$15,763

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	10.50%	6.20%	7.09%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60%)	1.25%
S&P Target Date 2020® Index	9.79%	5.21%	5.89%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the S&P Target Date 2020® Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$4,942,210
# of Portfolio Holdings (including overnight repurchase agreements)	585
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Affiliated Mutual Funds
39.4%
Mortgage Related
5.5%
Mutual Funds
5.4%
Treasuries
2.8%
Banking
2.4%
Software
2.0%
Exchange-Traded Funds
3.8%
Short-Term Investments
2.5%
Other investments less than 2% of net assets*
36.2%

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	36.2%
Short-Term Investments	2.5%
Exchange-Traded Funds	3.8%
Software	2.0%
Banking	2.4%
Treasuries	2.8%
Mutual Funds	5.4%
Mortgage Related	5.5%
Affiliated Mutual Funds	39.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	42.0%
AIA International Developed Markets Equity ESG Segment	3.8%
AIA U.S. Large Cap Core ESG Segment	5.7%
AIA U.S. Large Cap Value ESG Segment	3.6%
AIA U.S. Small/Mid Cap ESG Segment	5.8%
Harris Associates Large Cap Value Segment	6.9%
Loomis Sayles All Cap Growth Segment	7.0%
Mirova International Sustainable Equity Fund	3.8%
WCM Focused Emerging Markets Fund	1.5%
WCM Focused International Growth Fund	3.9%
Fixed Income	56.0%
Loomis Sayles Core Fixed Income Segment	20.6%
Loomis Sayles Inflation Protected Securities Fund	14.0%
Loomis Sayles Limited Term Government and Agency Fund	10.8%
Mirova Global Green Bond Fund	10.6%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2020 Fund from Natixis Sustainable Future 2020 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2020 Fund. Liquidation will take place on or about July 29, 2025.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NSFDX

Natixis Target Retirement 2020 Fund

Annual Shareholder Report

January 31, 2025

TSFF2099-0125

Class N

NSFEX

Natixis Target Retirement 2025 Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about Natixis Target Retirement 2025 Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$23	0.22%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	S&P Target Date 2025® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,060	$10,012	$10,061
04/2017	$10,290	$10,114	$10,172
05/2017	$10,480	$10,257	$10,295
06/2017	$10,510	$10,321	$10,342
07/2017	$10,670	$10,533	$10,501
08/2017	$10,740	$10,565	$10,524
09/2017	$10,880	$10,783	$10,675
10/2017	$11,080	$11,035	$10,811
11/2017	$11,250	$11,373	$10,971
12/2017	$11,314	$11,500	$11,072
01/2018	$11,731	$12,158	$11,368
02/2018	$11,406	$11,710	$11,051
03/2018	$11,335	$11,412	$10,969
04/2018	$11,312	$11,456	$11,007
05/2018	$11,425	$11,732	$11,117
06/2018	$11,415	$11,804	$11,105
07/2018	$11,672	$12,244	$11,296
08/2018	$11,785	$12,643	$11,420
09/2018	$11,796	$12,715	$11,407
10/2018	$11,189	$11,846	$10,852
11/2018	$11,405	$12,087	$10,985
12/2018	$10,905	$10,996	$10,516
01/2019	$11,442	$11,877	$11,074
02/2019	$11,655	$12,258	$11,271
03/2019	$11,800	$12,496	$11,397
04/2019	$12,095	$13,002	$11,634
05/2019	$11,631	$12,176	$11,267
06/2019	$12,186	$13,034	$11,737
07/2019	$12,208	$13,221	$11,784
08/2019	$12,072	$13,012	$11,721
09/2019	$12,208	$13,255	$11,859
10/2019	$12,446	$13,543	$12,040
11/2019	$12,718	$14,034	$12,218
12/2019	$12,993	$14,458	$12,449
01/2020	$12,898	$14,452	$12,431
02/2020	$12,401	$13,262	$11,889
03/2020	$11,228	$11,624	$10,839
04/2020	$12,127	$13,114	$11,613
05/2020	$12,570	$13,739	$11,957
06/2020	$12,821	$14,012	$12,167
07/2020	$13,312	$14,802	$12,568
08/2020	$13,743	$15,866	$12,926
09/2020	$13,516	$15,264	$12,701
10/2020	$13,372	$14,858	$12,554
11/2020	$14,366	$16,484	$13,472
12/2020	$14,827	$17,118	$13,845
01/2021	$14,750	$16,945	$13,806
02/2021	$15,021	$17,412	$13,978
03/2021	$15,305	$18,175	$14,175
04/2021	$15,717	$19,145	$14,557
05/2021	$15,900	$19,278	$14,692
06/2021	$16,005	$19,728	$14,803
07/2021	$16,188	$20,197	$14,920
08/2021	$16,450	$20,811	$15,118
09/2021	$15,952	$19,843	$14,754
10/2021	$16,437	$21,234	$15,156
11/2021	$16,109	$21,086	$14,959
12/2021	$16,419	$22,031	$15,322
01/2022	$15,758	$20,891	$14,755
02/2022	$15,463	$20,266	$14,553
03/2022	$15,393	$21,018	$14,582
04/2022	$14,352	$19,186	$13,784
05/2022	$14,381	$19,221	$13,837
06/2022	$13,552	$17,634	$13,116
07/2022	$14,409	$19,260	$13,747
08/2022	$13,924	$18,475	$13,365
09/2022	$12,924	$16,773	$12,517
10/2022	$13,395	$18,131	$12,933
11/2022	$14,209	$19,144	$13,587
12/2022	$13,793	$18,041	$13,311
01/2023	$14,670	$19,175	$13,952
02/2023	$14,305	$18,707	$13,672
03/2023	$14,597	$19,394	$13,939
04/2023	$14,691	$19,697	$14,070
05/2023	$14,603	$19,782	$13,914
06/2023	$15,028	$21,089	$14,290
07/2023	$15,321	$21,767	$14,546
08/2023	$15,028	$21,420	$14,321
09/2023	$14,500	$20,399	$13,890
10/2023	$14,192	$19,970	$13,592
11/2023	$15,160	$21,794	$14,438
12/2023	$15,864	$22,784	$15,040
01/2024	$15,879	$23,167	$15,054
02/2024	$16,224	$24,404	$15,263
03/2024	$16,585	$25,189	$15,556
04/2024	$16,041	$24,160	$15,164
05/2024	$16,438	$25,358	$15,579
06/2024	$16,591	$26,268	$15,760
07/2024	$16,989	$26,588	$16,094
08/2024	$17,279	$27,233	$16,369
09/2024	$17,524	$27,814	$16,642
10/2024	$17,218	$27,562	$16,281
11/2024	$17,784	$29,180	$16,630
12/2024	$17,321	$28,485	$16,309
01/2025	$17,731	$29,278	$16,605

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	11.67%	6.57%	7.50%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2025® Index	10.30%	5.96%	6.58%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the S&P 500® Index. The Fund will retain the S&P Target Date 2025® Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$9,043,894
# of Portfolio Holdings (including overnight repurchase agreements)	581
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Affiliated Mutual Funds
32.8%
Mutual Funds
6.8%
Mortgage Related
5.1%
Treasuries
2.7%
Software
2.4%
Banking
2.3%
Capital Markets
2.0%
Semiconductors & Semiconductor Equipment
2.0%
Exchange-Traded Funds
4.6%
Short-Term Investments
2.5%
Other investments less than 2% of net assets*
36.8%

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	36.8%
Short-Term Investments	2.5%
Exchange-Traded Funds	4.6%
Semiconductors & Semiconductor Equipment	2.0%
Capital Markets	2.0%
Banking	2.3%
Software	2.4%
Treasuries	2.7%
Mortgage Related	5.1%
Mutual Funds	6.8%
Affiliated Mutual Funds	32.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	50.2%
AIA International Developed Markets Equity ESG Segment	4.6%
AIA U.S. Large Cap Core ESG Segment	6.6%
AIA U.S. Large Cap Value ESG Segment	4.3%
AIA U.S. Small/Mid Cap ESG Segment	6.8%
Harris Associates Large Cap Value Segment	8.2%
Loomis Sayles All Cap Growth Segment	8.3%
Mirova International Sustainable Equity Fund	4.6%
WCM Focused Emerging Markets Fund	2.1%
WCM Focused International Growth Fund	4.7%
Fixed Income	47.8%
Loomis Sayles Core Fixed Income Segment	19.7%
Loomis Sayles Inflation Protected Securities Fund	9.2%
Loomis Sayles Limited Term Government and Agency Fund	9.1%
Mirova Global Green Bond Fund	9.8%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2025 Fund from Natixis Sustainable Future 2025 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.45% from 0.51%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2025 Fund. Liquidation will take place on or about July 29, 2025.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NSFEX

Natixis Target Retirement 2025 Fund

Annual Shareholder Report

January 31, 2025

TSFF2599-0125

Class N

NSFFX

Natixis Target Retirement 2030 Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about Natixis Target Retirement 2030 Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$25	0.23%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	S&P Target Date 2030® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,080	$10,012	$10,068
04/2017	$10,330	$10,114	$10,184
05/2017	$10,540	$10,257	$10,316
06/2017	$10,580	$10,321	$10,371
07/2017	$10,760	$10,533	$10,550
08/2017	$10,830	$10,565	$10,566
09/2017	$10,990	$10,783	$10,744
10/2017	$11,210	$11,035	$10,902
11/2017	$11,420	$11,373	$11,088
12/2017	$11,492	$11,500	$11,200
01/2018	$11,979	$12,158	$11,556
02/2018	$11,614	$11,710	$11,196
03/2018	$11,512	$11,412	$11,094
04/2018	$11,492	$11,456	$11,144
05/2018	$11,615	$11,732	$11,266
06/2018	$11,595	$11,804	$11,249
07/2018	$11,902	$12,244	$11,473
08/2018	$12,035	$12,643	$11,610
09/2018	$12,045	$12,715	$11,603
10/2018	$11,359	$11,846	$10,954
11/2018	$11,605	$12,087	$11,103
12/2018	$10,982	$10,996	$10,529
01/2019	$11,631	$11,877	$11,165
02/2019	$11,900	$12,258	$11,395
03/2019	$12,023	$12,496	$11,517
04/2019	$12,381	$13,002	$11,796
05/2019	$11,815	$12,176	$11,337
06/2019	$12,449	$13,034	$11,874
07/2019	$12,461	$13,221	$11,923
08/2019	$12,257	$13,012	$11,806
09/2019	$12,427	$13,255	$11,978
10/2019	$12,676	$13,543	$12,188
11/2019	$12,993	$14,034	$12,399
12/2019	$13,287	$14,458	$12,674
01/2020	$13,157	$14,452	$12,617
02/2020	$12,579	$13,262	$11,946
03/2020	$11,293	$11,624	$10,725
04/2020	$12,258	$13,114	$11,592
05/2020	$12,727	$13,739	$11,984
06/2020	$12,980	$14,012	$12,220
07/2020	$13,509	$14,802	$12,664
08/2020	$14,026	$15,866	$13,102
09/2020	$13,750	$15,264	$12,833
10/2020	$13,581	$14,858	$12,664
11/2020	$14,772	$16,484	$13,740
12/2020	$15,323	$17,118	$14,183
01/2021	$15,246	$16,945	$14,146
02/2021	$15,603	$17,412	$14,382
03/2021	$15,947	$18,175	$14,642
04/2021	$16,423	$19,145	$15,090
05/2021	$16,657	$19,278	$15,249
06/2021	$16,761	$19,728	$15,362
07/2021	$16,955	$20,197	$15,477
08/2021	$17,267	$20,811	$15,719
09/2021	$16,722	$19,843	$15,292
10/2021	$17,306	$21,234	$15,775
11/2021	$16,904	$21,086	$15,526
12/2021	$17,279	$22,031	$15,971
01/2022	$16,512	$20,891	$15,323
02/2022	$16,176	$20,266	$15,099
03/2022	$16,149	$21,018	$15,184
04/2022	$15,007	$19,186	$14,280
05/2022	$15,049	$19,221	$14,338
06/2022	$14,101	$17,634	$13,481
07/2022	$15,049	$19,260	$14,215
08/2022	$14,541	$18,475	$13,782
09/2022	$13,442	$16,773	$12,810
10/2022	$14,005	$18,131	$13,331
11/2022	$14,911	$19,144	$14,081
12/2022	$14,435	$18,041	$13,741
01/2023	$15,459	$19,175	$14,482
02/2023	$15,061	$18,707	$14,169
03/2023	$15,360	$19,394	$14,453
04/2023	$15,451	$19,697	$14,602
05/2023	$15,351	$19,782	$14,424
06/2023	$15,894	$21,089	$14,914
07/2023	$16,238	$21,767	$15,237
08/2023	$15,909	$21,420	$14,969
09/2023	$15,294	$20,399	$14,470
10/2023	$14,937	$19,970	$14,124
11/2023	$16,052	$21,794	$15,095
12/2023	$16,838	$22,784	$15,774
01/2024	$16,838	$23,167	$15,786
02/2024	$17,277	$24,404	$16,096
03/2024	$17,716	$25,189	$16,446
04/2024	$17,110	$24,160	$15,986
05/2024	$17,555	$25,358	$16,477
06/2024	$17,733	$26,268	$16,681
07/2024	$18,148	$26,588	$17,055
08/2024	$18,489	$27,233	$17,372
09/2024	$18,756	$27,814	$17,678
10/2024	$18,430	$27,562	$17,284
11/2024	$19,112	$29,180	$17,718
12/2024	$18,569	$28,485	$17,335
01/2025	$19,054	$29,278	$17,692

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	13.16%	7.69%	8.48%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2030® Index	12.07%	6.99%	7.44%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the S&P 500® Index. The Fund will retain the S&P Target Date 2030® Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$17,613,969
# of Portfolio Holdings (including overnight repurchase agreements)	592
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Affiliated Mutual Funds
26.6%
Mutual Funds
8.5%
Mortgage Related
4.9%
Software
2.7%
Treasuries
2.3%
Capital Markets
2.3%
Semiconductors & Semiconductor Equipment
2.3%
Banks
2.1%
Interactive Media & Services
2.0%
Exchange-Traded Funds
5.4%
Short-Term Investments
2.8%
Other investments less than 2% of net assets*
38.1%

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.1%
Short-Term Investments	2.8%
Exchange-Traded Funds	5.4%
Interactive Media & Services	2.0%
Banks	2.1%
Semiconductors & Semiconductor Equipment	2.3%
Capital Markets	2.3%
Treasuries	2.3%
Software	2.7%
Mortgage Related	4.9%
Mutual Funds	8.5%
Affiliated Mutual Funds	26.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	58.4%
AIA International Developed Markets Equity ESG Segment	5.4%
AIA U.S. Large Cap Core ESG Segment	7.6%
AIA U.S. Large Cap Value ESG Segment	4.9%
AIA U.S. Small/Mid Cap ESG Segment	7.8%
Harris Associates Large Cap Value Segment	9.3%
Loomis Sayles All Cap Growth Segment	9.5%
Mirova International Sustainable Equity Fund	5.4%
WCM Focused Emerging Markets Fund	3.1%
WCM Focused International Growth Fund	5.4%
Fixed Income	39.6%
Loomis Sayles Core Fixed Income Segment	18.4%
Loomis Sayles Inflation Protected Securities Fund	5.9%
Loomis Sayles Limited Term Government and Agency Fund	6.6%
Mirova Global Green Bond Fund	8.7%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2030 Fund from Natixis Sustainable Future 2030 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.46% from 0.52%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2030 Fund. Liquidation will take place on or about July 29, 2025.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NSFFX

Natixis Target Retirement 2030 Fund

Annual Shareholder Report

January 31, 2025

TSFF3099-0125

Class N

NSFGX

Natixis Target Retirement 2035 Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about Natixis Target Retirement 2035 Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$27	0.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	S&P Target Date 2035® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,090	$10,012	$10,076
04/2017	$10,370	$10,114	$10,196
05/2017	$10,600	$10,257	$10,337
06/2017	$10,650	$10,321	$10,400
07/2017	$10,840	$10,533	$10,599
08/2017	$10,910	$10,565	$10,609
09/2017	$11,090	$10,783	$10,814
10/2017	$11,330	$11,035	$10,990
11/2017	$11,560	$11,373	$11,200
12/2017	$11,647	$11,500	$11,322
01/2018	$12,195	$12,158	$11,740
02/2018	$11,779	$11,710	$11,339
03/2018	$11,657	$11,412	$11,215
04/2018	$11,638	$11,456	$11,279
05/2018	$11,761	$11,732	$11,408
06/2018	$11,751	$11,804	$11,386
07/2018	$12,099	$12,244	$11,641
08/2018	$12,252	$12,643	$11,789
09/2018	$12,272	$12,715	$11,786
10/2018	$11,485	$11,846	$11,050
11/2018	$11,761	$12,087	$11,213
12/2018	$11,050	$10,996	$10,543
01/2019	$11,746	$11,877	$11,249
02/2019	$12,049	$12,258	$11,510
03/2019	$12,161	$12,496	$11,626
04/2019	$12,560	$13,002	$11,941
05/2019	$11,889	$12,176	$11,397
06/2019	$12,594	$13,034	$11,996
07/2019	$12,605	$13,221	$12,047
08/2019	$12,355	$13,012	$11,878
09/2019	$12,548	$13,255	$12,083
10/2019	$12,867	$13,543	$12,323
11/2019	$13,242	$14,034	$12,562
12/2019	$13,604	$14,458	$12,881
01/2020	$13,425	$14,452	$12,786
02/2020	$12,684	$13,262	$11,988
03/2020	$11,167	$11,624	$10,602
04/2020	$12,283	$13,114	$11,553
05/2020	$12,829	$13,739	$11,986
06/2020	$13,072	$14,012	$12,250
07/2020	$13,643	$14,802	$12,740
08/2020	$14,225	$15,866	$13,267
09/2020	$13,910	$15,264	$12,949
10/2020	$13,728	$14,858	$12,758
11/2020	$15,099	$16,484	$14,006
12/2020	$15,721	$17,118	$14,529
01/2021	$15,656	$16,945	$14,493
02/2021	$16,086	$17,412	$14,808
03/2021	$16,515	$18,175	$15,143
04/2021	$17,069	$19,145	$15,665
05/2021	$17,338	$19,278	$15,849
06/2021	$17,459	$19,728	$15,968
07/2021	$17,647	$20,197	$16,079
08/2021	$18,036	$20,811	$16,378
09/2021	$17,418	$19,843	$15,871
10/2021	$18,103	$21,234	$16,461
11/2021	$17,620	$21,086	$16,148
12/2021	$18,072	$22,031	$16,697
01/2022	$17,198	$20,891	$15,953
02/2022	$16,832	$20,266	$15,695
03/2022	$16,846	$21,018	$15,858
04/2022	$15,565	$19,186	$14,823
05/2022	$15,608	$19,221	$14,887
06/2022	$14,538	$17,634	$13,868
07/2022	$15,594	$19,260	$14,722
08/2022	$15,044	$18,475	$14,227
09/2022	$13,814	$16,773	$13,106
10/2022	$14,494	$18,131	$13,744
11/2022	$15,521	$19,144	$14,611
12/2022	$14,978	$18,041	$14,195
01/2023	$16,106	$19,175	$15,057
02/2023	$15,676	$18,707	$14,702
03/2023	$15,987	$19,394	$15,002
04/2023	$16,089	$19,697	$15,175
05/2023	$15,999	$19,782	$14,969
06/2023	$16,643	$21,089	$15,584
07/2023	$17,063	$21,767	$15,985
08/2023	$16,673	$21,420	$15,663
09/2023	$15,984	$20,399	$15,095
10/2023	$15,565	$19,970	$14,699
11/2023	$16,793	$21,794	$15,804
12/2023	$17,658	$22,784	$16,556
01/2024	$17,689	$23,167	$16,577
02/2024	$18,248	$24,404	$17,003
03/2024	$18,744	$25,189	$17,422
04/2024	$18,051	$24,160	$16,899
05/2024	$18,569	$25,358	$17,474
06/2024	$18,757	$26,268	$17,696
07/2024	$19,212	$26,588	$18,102
08/2024	$19,573	$27,233	$18,459
09/2024	$19,855	$27,814	$18,803
10/2024	$19,510	$27,562	$18,370
11/2024	$20,326	$29,180	$18,877
12/2024	$19,690	$28,485	$18,441
01/2025	$20,272	$29,278	$18,870

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	14.60%	8.59%	9.33%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2035® Index	13.83%	8.10%	8.31%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the S&P 500® Index. The Fund will retain the S&P Target Date 2035® Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$20,231,582
# of Portfolio Holdings (including overnight repurchase agreements)	595
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Affiliated Mutual Funds
22.7%
Mutual Funds
9.8%
Mortgage Related
3.4%
Software
3.2%
Capital Markets
2.6%
Semiconductors & Semiconductor Equipment
2.6%
Banks
2.4%
Interactive Media & Services
2.3%
Exchange-Traded Funds
6.2%
Short-Term Investments
3.6%
Other investments less than 2% of net assets*
41.2%

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	41.2%
Short-Term Investments	3.6%
Exchange-Traded Funds	6.2%
Interactive Media & Services	2.3%
Banks	2.4%
Semiconductors & Semiconductor Equipment	2.6%
Capital Markets	2.6%
Software	3.2%
Mortgage Related	3.4%
Mutual Funds	9.8%
Affiliated Mutual Funds	22.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	67.4%
AIA International Developed Markets Equity ESG Segment	6.2%
AIA U.S. Large Cap Core ESG Segment	8.8%
AIA U.S. Large Cap Value ESG Segment	5.6%
AIA U.S. Small/Mid Cap ESG Segment	8.9%
Harris Associates Large Cap Value Segment	10.8%
Loomis Sayles All Cap Growth Segment	11.0%
Mirova International Sustainable Equity Fund	6.3%
WCM Focused Emerging Markets Fund	3.5%
WCM Focused International Growth Fund	6.3%
Fixed Income	30.6%
Loomis Sayles Core Fixed Income Segment	14.2%
Loomis Sayles Inflation Protected Securities Fund	4.7%
Loomis Sayles Limited Term Government and Agency Fund	5.2%
Mirova Global Green Bond Fund	6.5%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2035 Fund from Natixis Sustainable Future 2035 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.47% from 0.53%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2035 Fund. Liquidation will take place on or about July 29, 2025.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NSFGX

Natixis Target Retirement 2035 Fund

Annual Shareholder Report

January 31, 2025

TSFF3599-0125

Class N

NSFHX

Natixis Target Retirement 2040 Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about Natixis Target Retirement 2040 Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$27	0.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	S&P Target Date 2040® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,100	$10,012	$10,081
04/2017	$10,390	$10,114	$10,205
05/2017	$10,630	$10,257	$10,350
06/2017	$10,690	$10,321	$10,420
07/2017	$10,890	$10,533	$10,630
08/2017	$10,960	$10,565	$10,635
09/2017	$11,170	$10,783	$10,858
10/2017	$11,430	$11,035	$11,048
11/2017	$11,680	$11,373	$11,277
12/2017	$11,761	$11,500	$11,405
01/2018	$12,380	$12,158	$11,862
02/2018	$11,924	$11,710	$11,433
03/2018	$11,782	$11,412	$11,297
04/2018	$11,771	$11,456	$11,369
05/2018	$11,904	$11,732	$11,507
06/2018	$11,884	$11,804	$11,482
07/2018	$12,262	$12,244	$11,756
08/2018	$12,426	$12,643	$11,909
09/2018	$12,457	$12,715	$11,909
10/2018	$11,597	$11,846	$11,117
11/2018	$11,904	$12,087	$11,289
12/2018	$11,110	$10,996	$10,560
01/2019	$11,861	$11,877	$11,310
02/2019	$12,180	$12,258	$11,590
03/2019	$12,294	$12,496	$11,703
04/2019	$12,725	$13,002	$12,042
05/2019	$11,970	$12,176	$11,444
06/2019	$12,725	$13,034	$12,086
07/2019	$12,713	$13,221	$12,138
08/2019	$12,411	$13,012	$11,930
09/2019	$12,632	$13,255	$12,158
10/2019	$12,957	$13,543	$12,416
11/2019	$13,352	$14,034	$12,677
12/2019	$13,758	$14,458	$13,028
01/2020	$13,528	$14,452	$12,904
02/2020	$12,705	$13,262	$12,019
03/2020	$11,096	$11,624	$10,521
04/2020	$12,253	$13,114	$11,528
05/2020	$12,856	$13,739	$11,992
06/2020	$13,163	$14,012	$12,275
07/2020	$13,791	$14,802	$12,793
08/2020	$14,443	$15,866	$13,378
09/2020	$14,098	$15,264	$13,029
10/2020	$13,889	$14,858	$12,826
11/2020	$15,365	$16,484	$14,189
12/2020	$16,037	$17,118	$14,769
01/2021	$15,968	$16,945	$14,740
02/2021	$16,433	$17,412	$15,110
03/2021	$16,911	$18,175	$15,497
04/2021	$17,512	$19,145	$16,070
05/2021	$17,792	$19,278	$16,274
06/2021	$17,919	$19,728	$16,394
07/2021	$18,101	$20,197	$16,504
08/2021	$18,550	$20,811	$16,844
09/2021	$17,848	$19,843	$16,280
10/2021	$18,620	$21,234	$16,948
11/2021	$18,073	$21,086	$16,587
12/2021	$18,582	$22,031	$17,213
01/2022	$17,643	$20,891	$16,399
02/2022	$17,233	$20,266	$16,125
03/2022	$17,291	$21,018	$16,347
04/2022	$15,905	$19,186	$15,222
05/2022	$15,920	$19,221	$15,286
06/2022	$14,750	$17,634	$14,139
07/2022	$15,905	$19,260	$15,080
08/2022	$15,320	$18,475	$14,547
09/2022	$14,016	$16,773	$13,315
10/2022	$14,780	$18,131	$14,050
11/2022	$15,875	$19,144	$15,005
12/2022	$15,272	$18,041	$14,535
01/2023	$16,532	$19,175	$15,483
02/2023	$16,071	$18,707	$15,104
03/2023	$16,409	$19,394	$15,419
04/2023	$16,515	$19,697	$15,608
05/2023	$16,422	$19,782	$15,381
06/2023	$17,178	$21,089	$16,108
07/2023	$17,657	$21,767	$16,581
08/2023	$17,209	$21,420	$16,209
09/2023	$16,468	$20,399	$15,587
10/2023	$16,005	$19,970	$15,144
11/2023	$17,364	$21,794	$16,360
12/2023	$18,290	$22,784	$17,176
01/2024	$18,321	$23,167	$17,199
02/2024	$18,986	$24,404	$17,731
03/2024	$19,557	$25,189	$18,210
04/2024	$18,788	$24,160	$17,639
05/2024	$19,352	$25,358	$18,284
06/2024	$19,562	$26,268	$18,532
07/2024	$20,061	$26,588	$18,968
08/2024	$20,448	$27,233	$19,360
09/2024	$20,754	$27,814	$19,736
10/2024	$20,416	$27,562	$19,277
11/2024	$21,318	$29,180	$19,879
12/2024	$20,592	$28,485	$19,386
01/2025	$21,269	$29,278	$19,884

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	16.09%	9.47%	9.99%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2040® Index	15.61%	9.03%	9.03%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the S&P 500® Index. The Fund will retain the S&P Target Date 2040® Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$28,469,608
# of Portfolio Holdings (including overnight repurchase agreements)	600
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Affiliated Mutual Funds 18.8%
Mutual Funds 10.7%
Software 3.6%
Capital Markets 3.0%
Semiconductors & Semiconductor Equipment 3.0%
Banks 2.7%
Interactive Media & Services 2.7%
Mortgage Related 2.4%
Oil, Gas & Consumable Fuels 2.1%
Financial Services 2.0%
Exchange-Traded Funds 6.8%
Short-Term Investments 3.5%
Other investments less than 2% of net assets* 38.7%

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.7%
Short-Term Investments	3.5%
Exchange-Traded Funds	6.8%
Financial Services	2.0%
Oil, Gas & Consumable Fuels	2.1%
Mortgage Related	2.4%
Interactive Media & Services	2.7%
Banks	2.7%
Semiconductors & Semiconductor Equipment	3.0%
Capital Markets	3.0%
Software	3.6%
Mutual Funds	10.7%
Affiliated Mutual Funds	18.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	76.0%
AIA International Developed Markets Equity ESG Segment	6.8%
AIA U.S. Large Cap Core ESG Segment	10.0%
AIA U.S. Large Cap Value ESG Segment	6.4%
AIA U.S. Small/Mid Cap ESG Segment	10.2%
Harris Associates Large Cap Value Segment	12.4%
Loomis Sayles All Cap Growth Segment	12.6%
Mirova International Sustainable Equity Fund	6.9%
WCM Focused Emerging Markets Fund	3.8%
WCM Focused International Growth Fund	6.9%
Fixed Income	22.0%
Loomis Sayles Core Fixed Income Segment	10.1%
Loomis Sayles Inflation Protected Securities Fund	3.9%
Loomis Sayles Limited Term Government and Agency Fund	3.4%
Mirova Global Green Bond Fund	4.6%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2040 Fund from Natixis Sustainable Future 2040 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2040 Fund. Liquidation will take place on or about July 29, 2025.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NSFHX

Natixis Target Retirement 2040 Fund

Annual Shareholder Report

January 31, 2025

TSFF4099-0125

Class N

NSFJX

Natixis Target Retirement 2045 Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about Natixis Target Retirement 2045 Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$25	0.23%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	S&P Target Date 2045® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,110	$10,012	$10,085
04/2017	$10,400	$10,114	$10,212
05/2017	$10,660	$10,257	$10,362
06/2017	$10,720	$10,321	$10,433
07/2017	$10,930	$10,533	$10,651
08/2017	$11,000	$10,565	$10,654
09/2017	$11,220	$10,783	$10,887
10/2017	$11,490	$11,035	$11,084
11/2017	$11,740	$11,373	$11,320
12/2017	$11,832	$11,500	$11,453
01/2018	$12,492	$12,158	$11,933
02/2018	$12,015	$11,710	$11,490
03/2018	$11,863	$11,412	$11,346
04/2018	$11,843	$11,456	$11,424
05/2018	$11,986	$11,732	$11,562
06/2018	$11,966	$11,804	$11,534
07/2018	$12,375	$12,244	$11,817
08/2018	$12,528	$12,643	$11,972
09/2018	$12,569	$12,715	$11,973
10/2018	$11,649	$11,846	$11,149
11/2018	$11,966	$12,087	$11,327
12/2018	$11,121	$10,996	$10,566
01/2019	$11,925	$11,877	$11,338
02/2019	$12,259	$12,258	$11,628
03/2019	$12,373	$12,496	$11,738
04/2019	$12,836	$13,002	$12,089
05/2019	$12,045	$12,176	$11,462
06/2019	$12,824	$13,034	$12,128
07/2019	$12,813	$13,221	$12,179
08/2019	$12,487	$13,012	$11,951
09/2019	$12,731	$13,255	$12,192
10/2019	$13,092	$13,543	$12,463
11/2019	$13,511	$14,034	$12,735
12/2019	$13,927	$14,458	$13,104
01/2020	$13,682	$14,452	$12,965
02/2020	$12,788	$13,262	$12,027
03/2020	$11,097	$11,624	$10,463
04/2020	$12,272	$13,114	$11,500
05/2020	$12,919	$13,739	$11,978
06/2020	$13,230	$14,012	$12,273
07/2020	$13,876	$14,802	$12,809
08/2020	$14,560	$15,866	$13,432
09/2020	$14,212	$15,264	$13,063
10/2020	$13,988	$14,858	$12,851
11/2020	$15,555	$16,484	$14,281
12/2020	$16,279	$17,118	$14,894
01/2021	$16,185	$16,945	$14,868
02/2021	$16,719	$17,412	$15,269
03/2021	$17,227	$18,175	$15,689
04/2021	$17,872	$19,145	$16,292
05/2021	$18,183	$19,278	$16,509
06/2021	$18,332	$19,728	$16,631
07/2021	$18,534	$20,197	$16,739
08/2021	$19,021	$20,811	$17,104
09/2021	$18,277	$19,843	$16,506
10/2021	$19,116	$21,234	$17,221
11/2021	$18,494	$21,086	$16,833
12/2021	$19,060	$22,031	$17,503
01/2022	$18,025	$20,891	$16,651
02/2022	$17,593	$20,266	$16,366
03/2022	$17,651	$21,018	$16,624
04/2022	$16,182	$19,186	$15,448
05/2022	$16,226	$19,221	$15,512
06/2022	$14,989	$17,634	$14,277
07/2022	$16,197	$19,260	$15,273
08/2022	$15,593	$18,475	$14,720
09/2022	$14,209	$16,773	$13,419
10/2022	$15,063	$18,131	$14,231
11/2022	$16,256	$19,144	$15,240
12/2022	$15,606	$18,041	$14,731
01/2023	$16,963	$19,175	$15,733
02/2023	$16,480	$18,707	$15,347
03/2023	$16,827	$19,394	$15,663
04/2023	$16,943	$19,697	$15,864
05/2023	$16,837	$19,782	$15,624
06/2023	$17,686	$21,089	$16,425
07/2023	$18,201	$21,767	$16,947
08/2023	$17,686	$21,420	$16,540
09/2023	$16,882	$20,399	$15,878
10/2023	$16,397	$19,970	$15,405
11/2023	$17,837	$21,794	$16,694
12/2023	$18,829	$22,784	$17,550
01/2024	$18,860	$23,167	$17,575
02/2024	$19,613	$24,404	$18,182
03/2024	$20,241	$25,189	$18,700
04/2024	$19,409	$24,160	$18,096
05/2024	$20,027	$25,358	$18,789
06/2024	$20,234	$26,268	$19,043
07/2024	$20,757	$26,588	$19,497
08/2024	$21,217	$27,233	$19,912
09/2024	$21,534	$27,814	$20,316
10/2024	$21,169	$27,562	$19,824
11/2024	$22,152	$29,180	$20,456
12/2024	$21,361	$28,485	$19,933
01/2025	$22,112	$29,278	$20,481

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	17.24%	10.08%	10.53%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2045® Index	16.54%	9.58%	9.43%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the S&P 500® Index. The Fund will retain the S&P Target Date 2045® Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$26,204,574
# of Portfolio Holdings (including overnight repurchase agreements)	594
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Affiliated Mutual Funds 16.4%
Mutual Funds 12.3%
Software 3.8%
Capital Markets 3.3%
Semiconductors & Semiconductor Equipment 3.2%
Banks 3.0%
Interactive Media & Services 2.9%
Oil, Gas & Consumable Fuels 2.3%
Financial Services 2.2%
Exchange-Traded Funds 7.6%
Short-Term Investments 3.3%
Other investments less than 2% of net assets* 39.7%

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	39.7%
Short-Term Investments	3.3%
Exchange-Traded Funds	7.6%
Financial Services	2.2%
Oil, Gas & Consumable Fuels	2.3%
Interactive Media & Services	2.9%
Banks	3.0%
Semiconductors & Semiconductor Equipment	3.2%
Capital Markets	3.3%
Software	3.8%
Mutual Funds	12.3%
Affiliated Mutual Funds	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	83.4%
AIA International Developed Markets Equity ESG Segment	7.6%
AIA U.S. Large Cap Core ESG Segment	10.8%
AIA U.S. Large Cap Value ESG Segment	7.0%
AIA U.S. Small/Mid Cap ESG Segment	11.1%
Harris Associates Large Cap Value Segment	13.5%
Loomis Sayles All Cap Growth Segment	13.5%
Mirova International Sustainable Equity Fund	7.6%
WCM Focused Emerging Markets Fund	4.6%
WCM Focused International Growth Fund	7.7%
Fixed Income	14.6%
Loomis Sayles Core Fixed Income Segment	5.8%
Loomis Sayles Inflation Protected Securities Fund	2.9%
Loomis Sayles Limited Term Government and Agency Fund	2.2%
Mirova Global Green Bond Fund	3.7%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2045 Fund from Natixis Sustainable Future 2045 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2045 Fund. Liquidation will take place on or about July 29, 2025.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NSFJX

Natixis Target Retirement 2045 Fund

Annual Shareholder Report

January 31, 2025

TSFF4599-0125

Class N

NSFKX

Natixis Target Retirement 2050 Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about Natixis Target Retirement 2050 Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$27	0.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	S&P Target Date 2050® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,110	$10,012	$10,091
04/2017	$10,420	$10,114	$10,220
05/2017	$10,670	$10,257	$10,374
06/2017	$10,740	$10,321	$10,448
07/2017	$10,950	$10,533	$10,669
08/2017	$11,030	$10,565	$10,671
09/2017	$11,250	$10,783	$10,911
10/2017	$11,530	$11,035	$11,113
11/2017	$11,790	$11,373	$11,358
12/2017	$11,884	$11,500	$11,493
01/2018	$12,564	$12,158	$11,988
02/2018	$12,077	$11,710	$11,533
03/2018	$11,915	$11,412	$11,386
04/2018	$11,897	$11,456	$11,466
05/2018	$12,050	$11,732	$11,611
06/2018	$12,020	$11,804	$11,582
07/2018	$12,429	$12,244	$11,872
08/2018	$12,582	$12,643	$12,029
09/2018	$12,623	$12,715	$12,030
10/2018	$11,692	$11,846	$11,182
11/2018	$12,009	$12,087	$11,365
12/2018	$11,178	$10,996	$10,580
01/2019	$11,959	$11,877	$11,369
02/2019	$12,280	$12,258	$11,666
03/2019	$12,407	$12,496	$11,774
04/2019	$12,853	$13,002	$12,133
05/2019	$12,047	$12,176	$11,485
06/2019	$12,841	$13,034	$12,165
07/2019	$12,830	$13,221	$12,216
08/2019	$12,479	$13,012	$11,974
09/2019	$12,724	$13,255	$12,222
10/2019	$13,087	$13,543	$12,498
11/2019	$13,531	$14,034	$12,777
12/2019	$13,960	$14,458	$13,157
01/2020	$13,689	$14,452	$13,007
02/2020	$12,780	$13,262	$12,044
03/2020	$11,047	$11,624	$10,452
04/2020	$12,271	$13,114	$11,504
05/2020	$12,924	$13,739	$11,992
06/2020	$13,251	$14,012	$12,292
07/2020	$13,905	$14,802	$12,833
08/2020	$14,609	$15,866	$13,473
09/2020	$14,245	$15,264	$13,095
10/2020	$14,006	$14,858	$12,880
11/2020	$15,628	$16,484	$14,347
12/2020	$16,394	$17,118	$14,981
01/2021	$16,297	$16,945	$14,958
02/2021	$16,852	$17,412	$15,378
03/2021	$17,393	$18,175	$15,816
04/2021	$18,054	$19,145	$16,435
05/2021	$18,391	$19,278	$16,659
06/2021	$18,504	$19,728	$16,778
07/2021	$18,700	$20,197	$16,885
08/2021	$19,207	$20,811	$17,263
09/2021	$18,433	$19,843	$16,644
10/2021	$19,305	$21,234	$17,386
11/2021	$18,630	$21,086	$16,981
12/2021	$19,217	$22,031	$17,677
01/2022	$18,155	$20,891	$16,801
02/2022	$17,683	$20,266	$16,513
03/2022	$17,772	$21,018	$16,790
04/2022	$16,244	$19,186	$15,584
05/2022	$16,289	$19,221	$15,648
06/2022	$14,991	$17,634	$14,374
07/2022	$16,244	$19,260	$15,394
08/2022	$15,625	$18,475	$14,832
09/2022	$14,191	$16,773	$13,501
10/2022	$15,066	$18,131	$14,343
11/2022	$16,304	$19,144	$15,377
12/2022	$15,617	$18,041	$14,853
01/2023	$17,021	$19,175	$15,881
02/2023	$16,528	$18,707	$15,489
03/2023	$16,883	$19,394	$15,804
04/2023	$16,988	$19,697	$16,008
05/2023	$16,895	$19,782	$15,761
06/2023	$17,780	$21,089	$16,603
07/2023	$18,323	$21,767	$17,154
08/2023	$17,780	$21,420	$16,726
09/2023	$16,942	$20,399	$16,045
10/2023	$16,414	$19,970	$15,554
11/2023	$17,919	$21,794	$16,882
12/2023	$18,945	$22,784	$17,762
01/2024	$18,977	$23,167	$17,786
02/2024	$19,775	$24,404	$18,432
03/2024	$20,430	$25,189	$18,973
04/2024	$19,565	$24,160	$18,352
05/2024	$20,210	$25,358	$19,071
06/2024	$20,419	$26,268	$19,343
07/2024	$20,951	$26,588	$19,810
08/2024	$21,402	$27,233	$20,232
09/2024	$21,725	$27,814	$20,648
10/2024	$21,338	$27,562	$20,163
11/2024	$22,353	$29,180	$20,854
12/2024	$21,534	$28,485	$20,302
01/2025	$22,325	$29,278	$20,869

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	17.64%	10.28%	10.67%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2050® Index	17.34%	9.92%	9.69%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the S&P 500® Index. The Fund will retain the S&P Target Date 2050® Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$28,025,343
# of Portfolio Holdings (including overnight repurchase agreements)	602
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Mutual Funds 13.4%
Affiliated Mutual Funds 12.3%
Software 4.1%
Capital Markets 3.4%
Semiconductors & Semiconductor Equipment 3.3%
Banks 3.0%
Interactive Media & Services 3.0%
Oil, Gas & Consumable Fuels 2.4%
Financial Services 2.2%
Exchange-Traded Funds 8.3%
Short-Term Investments 3.6%
Other investments less than 2% of net assets* 41.0%

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	41.0%
Short-Term Investments	3.6%
Exchange-Traded Funds	8.3%
Financial Services	2.2%
Oil, Gas & Consumable Fuels	2.4%
Interactive Media & Services	3.0%
Banks	3.0%
Semiconductors & Semiconductor Equipment	3.3%
Capital Markets	3.4%
Software	4.1%
Affiliated Mutual Funds	12.3%
Mutual Funds	13.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	88.4%
AIA International Developed Markets Equity ESG Segment	8.3%
AIA U.S. Large Cap Core ESG Segment	11.3%
AIA U.S. Large Cap Value ESG Segment	7.3%
AIA U.S. Small/Mid Cap ESG Segment	11.6%
Harris Associates Large Cap Value Segment	14.0%
Loomis Sayles All Cap Growth Segment	14.1%
Mirova International Sustainable Equity Fund	8.4%
WCM Focused Emerging Markets Fund	5.0%
WCM Focused International Growth Fund	8.4%
Fixed Income	9.6%
Loomis Sayles Core Fixed Income Segment	5.7%
Loomis Sayles Inflation Protected Securities Fund	1.6%
Mirova Global Green Bond Fund	2.3%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2050 Fund from Natixis Sustainable Future 2050 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2050 Fund. Liquidation will take place on or about July 29, 2025.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NSFKX

Natixis Target Retirement 2050 Fund

Annual Shareholder Report

January 31, 2025

TSFF5099-0125

Class N

NSFLX

Natixis Target Retirement 2055 Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about Natixis Target Retirement 2055 Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$26	0.24%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	S&P Target Date 2055® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,110	$10,012	$10,093
04/2017	$10,420	$10,114	$10,224
05/2017	$10,670	$10,257	$10,380
06/2017	$10,740	$10,321	$10,454
07/2017	$10,950	$10,533	$10,678
08/2017	$11,030	$10,565	$10,680
09/2017	$11,250	$10,783	$10,923
10/2017	$11,530	$11,035	$11,128
11/2017	$11,790	$11,373	$11,374
12/2017	$11,884	$11,500	$11,510
01/2018	$12,564	$12,158	$12,013
02/2018	$12,076	$11,710	$11,556
03/2018	$11,914	$11,412	$11,406
04/2018	$11,898	$11,456	$11,488
05/2018	$12,041	$11,732	$11,630
06/2018	$12,021	$11,804	$11,600
07/2018	$12,440	$12,244	$11,892
08/2018	$12,593	$12,643	$12,049
09/2018	$12,634	$12,715	$12,050
10/2018	$11,693	$11,846	$11,197
11/2018	$12,021	$12,087	$11,380
12/2018	$11,169	$10,996	$10,592
01/2019	$11,960	$11,877	$11,384
02/2019	$12,293	$12,258	$11,682
03/2019	$12,419	$12,496	$11,790
04/2019	$12,892	$13,002	$12,151
05/2019	$12,063	$12,176	$11,498
06/2019	$12,869	$13,034	$12,183
07/2019	$12,857	$13,221	$12,234
08/2019	$12,507	$13,012	$11,988
09/2019	$12,764	$13,255	$12,239
10/2019	$13,138	$13,543	$12,520
11/2019	$13,570	$14,034	$12,801
12/2019	$14,018	$14,458	$13,186
01/2020	$13,746	$14,452	$13,032
02/2020	$12,818	$13,262	$12,052
03/2020	$11,049	$11,624	$10,438
04/2020	$12,257	$13,114	$11,497
05/2020	$12,897	$13,739	$11,987
06/2020	$13,224	$14,012	$12,291
07/2020	$13,876	$14,802	$12,838
08/2020	$14,566	$15,866	$13,489
09/2020	$14,202	$15,264	$13,105
10/2020	$13,951	$14,858	$12,886
11/2020	$15,570	$16,484	$14,371
12/2020	$16,328	$17,118	$15,013
01/2021	$16,230	$16,945	$14,990
02/2021	$16,779	$17,412	$15,417
03/2021	$17,299	$18,175	$15,864
04/2021	$17,975	$19,145	$16,494
05/2021	$18,317	$19,278	$16,721
06/2021	$18,431	$19,728	$16,840
07/2021	$18,617	$20,197	$16,946
08/2021	$19,130	$20,811	$17,327
09/2021	$18,346	$19,843	$16,704
10/2021	$19,215	$21,234	$17,452
11/2021	$18,545	$21,086	$17,042
12/2021	$19,145	$22,031	$17,743
01/2022	$18,068	$20,891	$16,863
02/2022	$17,589	$20,266	$16,573
03/2022	$17,679	$21,018	$16,854
04/2022	$16,154	$19,186	$15,641
05/2022	$16,184	$19,221	$15,705
06/2022	$14,885	$17,634	$14,416
07/2022	$16,139	$19,260	$15,444
08/2022	$15,512	$18,475	$14,881
09/2022	$14,075	$16,773	$13,540
10/2022	$14,962	$18,131	$14,394
11/2022	$16,230	$19,144	$15,438
12/2022	$15,550	$18,041	$14,910
01/2023	$16,979	$19,175	$15,948
02/2023	$16,467	$18,707	$15,555
03/2023	$16,824	$19,394	$15,868
04/2023	$16,940	$19,697	$16,073
05/2023	$16,830	$19,782	$15,823
06/2023	$17,737	$21,089	$16,670
07/2023	$18,284	$21,767	$17,224
08/2023	$17,737	$21,420	$16,793
09/2023	$16,893	$20,399	$16,109
10/2023	$16,377	$19,970	$15,616
11/2023	$17,909	$21,794	$16,951
12/2023	$18,930	$22,784	$17,835
01/2024	$18,962	$23,167	$17,859
02/2024	$19,816	$24,404	$18,511
03/2024	$20,459	$25,189	$19,055
04/2024	$19,592	$24,160	$18,430
05/2024	$20,261	$25,358	$19,154
06/2024	$20,456	$26,268	$19,426
07/2024	$20,995	$26,588	$19,897
08/2024	$21,452	$27,233	$20,328
09/2024	$21,778	$27,814	$20,751
10/2024	$21,386	$27,562	$20,252
11/2024	$22,414	$29,180	$20,950
12/2024	$21,567	$28,485	$20,389
01/2025	$22,403	$29,278	$20,974

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	18.15%	10.26%	10.72%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2055® Index	17.44%	9.98%	9.76%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the S&P 500® Index. The Fund will retain the S&P Target Date 2055® Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$22,378,095
# of Portfolio Holdings (including overnight repurchase agreements)	592
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Mutual Funds
14.2%
Affiliated Mutual Funds
10.8%
Software
4.2%
Capital Markets
3.5%
Semiconductors & Semiconductor Equipment
3.4%
Banks
3.1%
Interactive Media & Services
3.0%
Oil, Gas & Consumable Fuels
2.4%
Financial Services
2.3%
Exchange-Traded Funds
8.9%
Short-Term Investments
3.9%
Other investments less than 2% of net assets*
40.3%

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	40.3%
Short-Term Investments	3.9%
Exchange-Traded Funds	8.9%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.4%
Interactive Media & Services	3.0%
Banks	3.1%
Semiconductors & Semiconductor Equipment	3.4%
Capital Markets	3.5%
Software	4.2%
Affiliated Mutual Funds	10.8%
Mutual Funds	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	91.5%
AIA International Developed Markets Equity ESG Segment	8.8%
AIA U.S. Large Cap Core ESG Segment	11.6%
AIA U.S. Large Cap Value ESG Segment	7.5%
AIA U.S. Small/Mid Cap ESG Segment	11.8%
Harris Associates Large Cap Value Segment	14.3%
Loomis Sayles All Cap Growth Segment	14.4%
Mirova International Sustainable Equity Fund	8.9%
WCM Focused Emerging Markets Fund	5.3%
WCM Focused International Growth Fund	8.9%
Fixed Income	6.5%
Loomis Sayles Core Fixed Income Segment	4.6%
Loomis Sayles Inflation Protected Securities Fund	0.4%
Mirova Global Green Bond Fund	1.5%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2055 Fund from Natixis Sustainable Future 2055 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2055 Fund. Liquidation will take place on or about July 29, 2025.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NSFLX

Natixis Target Retirement 2055 Fund

Annual Shareholder Report

January 31, 2025

TSFF5599-0125

Class N

NSFMX

Natixis Target Retirement 2060 Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about Natixis Target Retirement 2060 Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$25	0.23%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	S&P Target Date 2060® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,110	$10,012	$10,096
04/2017	$10,420	$10,114	$10,226
05/2017	$10,670	$10,257	$10,384
06/2017	$10,740	$10,321	$10,458
07/2017	$10,950	$10,533	$10,683
08/2017	$11,030	$10,565	$10,685
09/2017	$11,250	$10,783	$10,930
10/2017	$11,530	$11,035	$11,139
11/2017	$11,790	$11,373	$11,391
12/2017	$11,880	$11,500	$11,528
01/2018	$12,559	$12,158	$12,042
02/2018	$12,073	$11,710	$11,582
03/2018	$11,910	$11,412	$11,423
04/2018	$11,892	$11,456	$11,505
05/2018	$12,045	$11,732	$11,653
06/2018	$12,024	$11,804	$11,626
07/2018	$12,433	$12,244	$11,922
08/2018	$12,597	$12,643	$12,084
09/2018	$12,627	$12,715	$12,088
10/2018	$11,687	$11,846	$11,228
11/2018	$12,014	$12,087	$11,413
12/2018	$11,157	$10,996	$10,611
01/2019	$11,987	$11,877	$11,411
02/2019	$12,321	$12,258	$11,713
03/2019	$12,425	$12,496	$11,823
04/2019	$12,890	$13,002	$12,189
05/2019	$12,061	$12,176	$11,527
06/2019	$12,878	$13,034	$12,221
07/2019	$12,866	$13,221	$12,273
08/2019	$12,516	$13,012	$12,024
09/2019	$12,761	$13,255	$12,276
10/2019	$13,147	$13,543	$12,559
11/2019	$13,590	$14,034	$12,846
12/2019	$14,033	$14,458	$13,235
01/2020	$13,759	$14,452	$13,082
02/2020	$12,811	$13,262	$12,094
03/2020	$11,014	$11,624	$10,475
04/2020	$12,228	$13,114	$11,548
05/2020	$12,899	$13,739	$12,045
06/2020	$13,228	$14,012	$12,353
07/2020	$13,899	$14,802	$12,900
08/2020	$14,608	$15,866	$13,553
09/2020	$14,228	$15,264	$13,170
10/2020	$14,051	$14,858	$12,949
11/2020	$15,684	$16,484	$14,441
12/2020	$16,470	$17,118	$15,087
01/2021	$16,385	$16,945	$15,064
02/2021	$16,948	$17,412	$15,490
03/2021	$17,497	$18,175	$15,933
04/2021	$18,186	$19,145	$16,561
05/2021	$18,530	$19,278	$16,792
06/2021	$18,659	$19,728	$16,909
07/2021	$18,859	$20,197	$17,011
08/2021	$19,375	$20,811	$17,395
09/2021	$18,587	$19,843	$16,769
10/2021	$19,461	$21,234	$17,519
11/2021	$18,788	$21,086	$17,103
12/2021	$19,387	$22,031	$17,810
01/2022	$18,306	$20,891	$16,923
02/2022	$17,827	$20,266	$16,633
03/2022	$17,919	$21,018	$16,915
04/2022	$16,363	$19,186	$15,696
05/2022	$16,426	$19,221	$15,761
06/2022	$15,114	$17,634	$14,465
07/2022	$16,379	$19,260	$15,498
08/2022	$15,746	$18,475	$14,931
09/2022	$14,308	$16,773	$13,584
10/2022	$15,209	$18,131	$14,442
11/2022	$16,490	$19,144	$15,490
12/2022	$15,804	$18,041	$14,959
01/2023	$17,241	$19,175	$15,999
02/2023	$16,740	$18,707	$15,605
03/2023	$17,095	$19,394	$15,925
04/2023	$17,210	$19,697	$16,134
05/2023	$17,097	$19,782	$15,885
06/2023	$18,023	$21,089	$16,741
07/2023	$18,575	$21,767	$17,300
08/2023	$18,023	$21,420	$16,864
09/2023	$17,162	$20,399	$16,177
10/2023	$16,625	$19,970	$15,676
11/2023	$18,202	$21,794	$17,019
12/2023	$19,239	$22,784	$17,911
01/2024	$19,272	$23,167	$17,931
02/2024	$20,123	$24,404	$18,587
03/2024	$20,791	$25,189	$19,138
04/2024	$19,913	$24,160	$18,509
05/2024	$20,577	$25,358	$19,236
06/2024	$20,798	$26,268	$19,511
07/2024	$21,326	$26,588	$19,991
08/2024	$21,785	$27,233	$20,421
09/2024	$22,126	$27,814	$20,852
10/2024	$21,717	$27,562	$20,354
11/2024	$22,772	$29,180	$21,071
12/2024	$21,902	$28,485	$20,497
01/2025	$22,756	$29,278	$21,086

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	18.07%	10.59%	10.93%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2060® Index	17.60%	10.02%	9.81%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the S&P 500® Index. The Fund will retain the S&P Target Date 2060® Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$18,575,143
# of Portfolio Holdings (including overnight repurchase agreements)	592
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Mutual Funds 14.6%
Affiliated Mutual Funds 10.6%
Software 4.1%
Capital Markets 3.5%
Semiconductors & Semiconductor Equipment 3.4%
Banks 3.2%
Interactive Media & Services 3.1%
Oil, Gas & Consumable Fuels 2.4%
Financial Services 2.3%
Exchange-Traded Funds 9.0%
Short-Term Investments 3.8%
Other investments less than 2% of net assets* 40.0%

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	40.0%
Short-Term Investments	3.8%
Exchange-Traded Funds	9.0%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.4%
Interactive Media & Services	3.1%
Banks	3.2%
Semiconductors & Semiconductor Equipment	3.4%
Capital Markets	3.5%
Software	4.1%
Affiliated Mutual Funds	10.6%
Mutual Funds	14.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	92.5%
AIA International Developed Markets Equity ESG Segment	9.0%
AIA U.S. Large Cap Core ESG Segment	11.7%
AIA U.S. Large Cap Value ESG Segment	7.5%
AIA U.S. Small/Mid Cap ESG Segment	11.9%
Harris Associates Large Cap Value Segment	14.3%
Loomis Sayles All Cap Growth Segment	14.4%
Mirova International Sustainable Equity Fund	9.1%
WCM Focused Emerging Markets Fund	5.5%
WCM Focused International Growth Fund	9.1%
Fixed Income	5.5%
Loomis Sayles Core Fixed Income Segment	4.0%
Mirova Global Green Bond Fund	1.5%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2060 Fund from Natixis Sustainable Future 2060 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2060 Fund. Liquidation will take place on or about July 29, 2025.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NSFMX

Natixis Target Retirement 2060 Fund

Annual Shareholder Report

January 31, 2025

TSFF6099-0125

Class N

NSFOX

Natixis Target Retirement 2065 Fund

Annual Shareholder Report - January 31, 2025

This annual shareholder report contains important information about Natixis Target Retirement 2065 Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$25	0.23%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	S&P Target Date 2065+® Index
12/2021	$10,205	$10,290	$10,284
01/2022	$9,634	$9,758	$9,776
02/2022	$9,383	$9,466	$9,605
03/2022	$9,433	$9,817	$9,771
04/2022	$8,616	$8,961	$9,065
05/2022	$8,656	$8,977	$9,105
06/2022	$7,954	$8,236	$8,361
07/2022	$8,626	$8,996	$8,957
08/2022	$8,295	$8,629	$8,632
09/2022	$7,522	$7,834	$7,855
10/2022	$8,004	$8,468	$8,349
11/2022	$8,676	$8,942	$8,952
12/2022	$8,302	$8,427	$8,643
01/2023	$9,086	$8,956	$9,242
02/2023	$8,801	$8,738	$9,014
03/2023	$8,994	$9,058	$9,197
04/2023	$9,057	$9,200	$9,315
05/2023	$9,006	$9,240	$9,173
06/2023	$9,484	$9,850	$9,674
07/2023	$9,789	$10,167	$10,001
08/2023	$9,505	$10,005	$9,749
09/2023	$9,036	$9,528	$9,348
10/2023	$8,752	$9,327	$9,061
11/2023	$9,576	$10,179	$9,843
12/2023	$10,134	$10,642	$10,358
01/2024	$10,155	$10,821	$10,375
02/2024	$10,618	$11,398	$10,764
03/2024	$10,958	$11,765	$11,083
04/2024	$10,488	$11,284	$10,717
05/2024	$10,848	$11,844	$11,143
06/2024	$10,962	$12,269	$11,311
07/2024	$11,240	$12,418	$11,583
08/2024	$11,487	$12,720	$11,837
09/2024	$11,662	$12,991	$12,086
10/2024	$11,446	$12,873	$11,801
11/2024	$12,002	$13,629	$12,225
12/2024	$11,548	$13,304	$11,894
01/2025	$11,998	$13,675	$12,240

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 12/15/21
Class N	18.15%	5.99%
S&P 500® Index	26.38%	9.90%
S&P Target Date 2065+® Index	17.99%	6.37%

Effective June 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the S&P 500® Index. The Fund will retain the S&P Target Date 2065+® Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$4,814,079
# of Portfolio Holdings (including overnight repurchase agreements)	554
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Mutual Funds 14.8%
Affiliated Mutual Funds 10.7%
Software 4.2%
Capital Markets 3.5%
Semiconductors & Semiconductor Equipment 3.4%
Banks 3.1%
Interactive Media & Services 3.0%
Oil, Gas & Consumable Fuels 2.4%
Financial Services 2.3%
Exchange-Traded Funds 9.1%
Short-Term Investments 4.0%
Other investments less than 2% of net assets* 39.5%

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	39.5%
Short-Term Investments	4.0%
Exchange-Traded Funds	9.1%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.4%
Interactive Media & Services	3.0%
Banks	3.1%
Semiconductors & Semiconductor Equipment	3.4%
Capital Markets	3.5%
Software	4.2%
Affiliated Mutual Funds	10.7%
Mutual Funds	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	92.5%
AIA International Developed Markets Equity ESG Segment	9.0%
AIA U.S. Large Cap Core ESG Segment	11.6%
AIA U.S. Large Cap Value ESG Segment	7.4%
AIA U.S. Small/Mid Cap ESG Segment	11.8%
Harris Associates Large Cap Value Segment	14.3%
Loomis Sayles All Cap Growth Segment	14.4%
Mirova International Sustainable Equity Fund	9.2%
WCM Focused Emerging Markets Fund	5.6%
WCM Focused International Growth Fund	9.2%
Fixed Income	5.5%
Loomis Sayles Core Fixed Income Segment	4.0%
Mirova Global Green Bond Fund	1.5%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2065 Fund from Natixis Sustainable Future 2065 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2065 Fund. Liquidation will take place on or about July 29, 2025.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NSFOX

Natixis Target Retirement 2065 Fund

Annual Shareholder Report

January 31, 2025

TSFF6599-0125

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Kirk A. Sykes and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/23- 1/31/24	2/1/24- 1/31/25	2/1/23- 1-31-24	2/1/24- 1/31/25	2/1/23- 1/31/24	2/1/24- 1/31/25	2/1/23- 1/31/24	2/1/24- 1/31/25

Natixis Funds Trust IV	$363,452	$374,359	$48	$45	$86,008	$88,587	$--	$--

1.	Audit-related fees consist of:

2023 & 2024 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2023 & 2024 – review of the Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during 2024 and 2025 were

$86,056 and $88,632, respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P (“AEW”), Natixis Advisors, LLC (“Natixis Advisors”), and entities controlling, controlled by or under common control with AEW and Natixis Advisors (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/23- 1/31/24	2/1/24- 1/31/25	2/1/23- 1/31/24	2/1/24- 1/31/25	2/1/23- 1/31/24	2/1/24- 1/31/25

Control Affiliates	$--	$--	$17,898	$10,216	$--	$--

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW, Natixis Advisors, and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/23-1/31/24	2/1/24-1/31/25

Control Affiliates	$382,543	$236,491

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Important Information
January 31, 2025

AEW Global Focused Real Estate Fund

Portfolio of Investments – as of January 31, 2025
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Australia — 5.5%
53,859	DigiCo Infrastructure REIT(a)	$151,683
32,516	Goodman Group	725,112
92,714	GPT Group	263,201
43,858	HMC Capital Ltd.	254,682
30,876	Lifestyle Communities Ltd.	186,503
112,791	Stockland	357,322
		1,938,503
	Belgium — 0.4%
1,651	VGP NV	140,918
	Canada — 1.5%
63,940	Dream Industrial Real Estate Investment Trust	513,860
	France — 2.6%
2,553	Gecina SA	249,238
4,487	Klepierre SA	133,584
6,322	Unibail-Rodamco-Westfield(a)	529,319
		912,141
	Germany — 2.5%
4,891	LEG Immobilien SE	403,058
15,872	Vonovia SE	485,575
		888,633
	Hong Kong — 1.8%
162,000	Hang Lung Properties Ltd.	128,148
52,436	Link REIT	216,653
34,000	Sun Hung Kai Properties Ltd.	303,938
		648,739
	Japan — 7.7%
128	Activia Properties, Inc.	278,515
94	Daiwa House REIT Investment Corp.	147,904
790	Invincible Investment Corp.	344,482
108,387	Mitsui Fudosan Co. Ltd.	978,278
461	Mitsui Fudosan Logistics Park, Inc.	303,210
79	Nippon Building Fund, Inc.	62,907
9,100	Nomura Real Estate Holdings, Inc.	241,866
412	Sekisui House Reit, Inc.	210,619
138	United Urban Investment Corp.	133,650
		2,701,431
	Netherlands — 0.6%
11,778	CTP NV	195,985
	Singapore — 1.9%
236,223	Keppel DC REIT	381,000
340,157	Mapletree Logistics Trust	303,964
		684,964
	Spain — 0.6%
18,950	Merlin Properties Socimi SA	218,385
	Sweden — 2.2%
85,832	Fastighets AB Balder, Class B(a)	610,753
8,775	Pandox AB	160,261
		771,014
	United Kingdom — 3.8%
11,590	Big Yellow Group PLC	136,671
41,886	British Land Co. PLC	194,816
24,090	Segro PLC	212,993
148,747	Sirius Real Estate Ltd.	147,822
Shares	Description	Value (†)
	United Kingdom — continued
155,201	Tritax Big Box REIT PLC	$280,564
34,365	UNITE Group PLC	363,987
		1,336,853
	United States — 67.6%
16,870	American Homes 4 Rent, Class A	584,208
6,500	AvalonBay Communities, Inc.	1,439,815
51,700	Brixmor Property Group, Inc.	1,347,302
78,460	Broadstone Net Lease, Inc.	1,234,960
24,670	CareTrust REIT, Inc.	653,755
25,380	Curbline Properties Corp.	621,049
9,320	Digital Realty Trust, Inc.	1,527,175
2,255	Equinix, Inc.	2,060,303
45,510	Highwoods Properties, Inc.	1,355,743
7,200	Iron Mountain, Inc.	731,304
90,020	LXP Industrial Trust	748,966
11,560	Mid-America Apartment Communities, Inc.	1,763,825
16,270	Prologis, Inc.	1,940,198
5,260	Public Storage	1,570,005
27,998	Realty Income Corp.	1,529,811
3,518	Ryman Hospitality Properties, Inc.	368,827
8,230	Simon Property Group, Inc.	1,430,868
20,840	Welltower, Inc.	2,844,243
		23,752,357
	Total Common Stocks (Identified Cost $32,931,410)	34,703,783

Principal Amount
Short-Term Investments — 3.9%
$1,354,119	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $1,354,401 on 2/03/2025 collateralized by $1,424,900 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $1,381,264 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,354,119)	1,354,119
	Total Investments — 102.6% (Identified Cost $34,285,529)	36,057,902
	Other assets less liabilities — (2.6)%	(904,385)
	Net Assets — 100.0%	$35,153,517

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of January 31, 2025
AEW Global Focused Real Estate Fund (continued)
Industry Summary at January 31, 2025
Specialized REITs	18.7%
Retail REITs	16.5
Industrial REITs	14.2
Residential REITs	11.8
Real Estate Management & Development	11.3
Health Care REITs	10.0
Diversified REITs	8.7
Office REITs	4.8
Hotel & Resort REITs	2.0
Capital Markets	0.7
Short-Term Investments	3.9
Total Investments	102.6
Other assets less liabilities	(2.6)
Net Assets	100.0%
Currency Exposure Summary at January 31, 2025
United States Dollar	71.5%
Japanese Yen	7.7
Euro	6.7
Australian Dollar	5.5
British Pound	3.8
Swedish Krona	2.2
Other, less than 2% each	5.2
Total Investments	102.6
Other assets less liabilities	(2.6)
Net Assets	100.0%
See accompanying notes to financial statements.
| 2

Statement of Assets and Liabilities
January 31, 2025

ASSETS
Investments at cost	$34,285,529
Net unrealized appreciation	1,772,373
Investments at value	36,057,902
Foreign currency at value (identified cost $23)	23
Receivable for Fund shares sold	34,081
Dividends and interest receivable	44,773
Tax reclaims receivable	15,314
Prepaid expenses	556
TOTAL ASSETS	36,152,649
LIABILITIES
Payable for securities purchased	663,879
Payable for Fund shares redeemed	6,666
Management fees payable (Note 5)	5,738
Deferred Trustees’ fees (Note 5)	198,985
Administrative fees payable (Note 5)	1,241
Payable to distributor (Note 5d)	686
Audit and tax services fees payable	61,126
Other accounts payable and accrued expenses	60,811
TOTAL LIABILITIES	999,132
COMMITMENTS AND CONTINGENCIES(a)	—
NET ASSETS	$35,153,517
NET ASSETS CONSIST OF:
Paid-in capital	$49,091,851
Accumulated loss	(13,938,334)
NET ASSETS	$35,153,517
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$13,024,827
Shares of beneficial interest	1,062,992
Net asset value and redemption price per share	$12.25
Offering price per share (100/94.25 of net asset value) (Note 1)	$13.00
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$147,072
Shares of beneficial interest	11,909
Net asset value and offering price per share	$12.35
Class N shares:
Net assets	$2,724,544
Shares of beneficial interest	248,800
Net asset value, offering and redemption price per share	$10.95
Class Y shares:
Net assets	$19,257,074
Shares of beneficial interest	1,763,351
Net asset value, offering and redemption price per share	$10.92

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
3 |

Statement of Operations
For the Year Ended January 31, 2025

INVESTMENT INCOME
Dividends	$1,280,107
Interest	13,510
Less net foreign taxes withheld	(42,783)
1,250,834
Expenses
Management fees (Note 5)	280,269
Service and distribution fees (Note 5)	36,642
Administrative fees (Note 5)	16,490
Trustees' fees and expenses (Note 5)	44,676
Transfer agent fees and expenses (Notes 5, 6 and 7)	63,678
Audit and tax services fees	58,934
Custodian fees and expenses	59,069
Legal fees	1,672
Registration fees	65,076
Shareholder reporting expenses	30,948
Miscellaneous expenses	33,422
Total expenses	690,876
Less waiver and/or expense reimbursement (Note 5)	(315,174)
Less expense offset (Note 7)	(3,195)
Net expenses	372,507
Net investment income	878,327
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	2,708,957
Capital gains distributions received (Note 2)	52,414
Foreign currency transactions (Note 2c)	(8,526)
Net change in unrealized appreciation (depreciation) on:
Investments	(834,281)
Foreign currency translations (Note 2c)	1,412
Net realized and unrealized gain on Investments and Foreign currency transactions	1,919,976
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,798,303
See accompanying notes to financial statements.
| 4

Statement of Changes in Net Assets

	Year Ended January 31,2025	Year Ended January 31,2024
FROM OPERATIONS:
Net investment income	$878,327	$2,078,935
Net realized gain (loss) on investments and foreign currency transactions, including distributions of capital gains received from investments	2,752,845	(8,618,906)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(832,869)	3,570,926
Net increase (decrease) in net assets resulting from operations	2,798,303	(2,969,045)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(513,591)	(369,216)
Class C	(4,684)	(3,908)
Class N	(135,843)	(97,744)
Class Y	(836,551)	(1,807,817)
Total distributions	(1,490,669)	(2,278,685)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(22,659,537)	(30,431,216)
Net decrease in net assets	(21,351,903)	(35,678,946)
NET ASSETS
Beginning of the year	56,505,420	92,184,366
End of the year	$35,153,517	$56,505,420
See accompanying notes to financial statements.
5 |

Financial Highlights
For a share outstanding throughout each period.

	Class A
	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021
Net asset value, beginning of the period	$11.81	$12.25	$14.58	$12.48	$14.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.28	0.24	0.22 (b)	0.17
Net realized and unrealized gain (loss)	0.61	(0.45)	(2.30)	2.68	(1.52)
Total from Investment Operations	0.89	(0.17)	(2.06)	2.90	(1.35)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.27)	(0.15)	(0.47)	(0.22)
Net realized capital gains	—	—	(0.12)	(0.33)	(0.18)
Total Distributions	(0.45)	(0.27)	(0.27)	(0.80)	(0.40)
Net asset value, end of the period	$12.25	$11.81	$12.25	$14.58	$12.48
Total return(c)(d)	7.68%	(1.21)%	(14.16)%	23.39%(b)	(8.94)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$13,025	$14,287	$18,018	$24,653	$22,619
Net expenses(e)	1.15%	1.17%(f)	1.15%	1.15%	1.15%
Gross expenses	2.01%	1.58%(f)	1.41%	1.42%	1.55%
Net investment income	2.26%	2.45%	1.92%	1.51%(b)	1.43%
Portfolio turnover rate	81%	88%	90%	84%	119%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 22.99% and the ratio of net investment income to average net assets would have been 1.14%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.57%.
See accompanying notes to financial statements.
| 6

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class C
	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021
Net asset value, beginning of the period	$11.90	$12.33	$14.69	$12.56	$14.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.20	0.15	0.12 (b)	0.08
Net realized and unrealized gain (loss)	0.61	(0.45)	(2.32)	2.69	(1.53)
Total from Investment Operations	0.80	(0.25)	(2.17)	2.81	(1.45)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.18)	(0.07)	(0.35)	(0.13)
Net realized capital gains	—	—	(0.12)	(0.33)	(0.18)
Total Distributions	(0.35)	(0.18)	(0.19)	(0.68)	(0.31)
Net asset value, end of the period	$12.35	$11.90	$12.33	$14.69	$12.56
Total return(c)(d)	6.86%	(1.86)%	(14.89)%	22.48%(b)	(9.68)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$147	$192	$284	$397	$643
Net expenses(e)	1.90%	1.91%(f)	1.90%	1.90%	1.90%
Gross expenses	2.76%	2.33%(f)	2.16%	2.18%	2.30%
Net investment income	1.49%	1.74%	1.17%	0.84%(b)	0.67%
Portfolio turnover rate	81%	88%	90%	84%	119%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been 21.99% and the ratio of net investment income to average net assets would have been 0.51%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.32%.
See accompanying notes to financial statements.
7 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class N
	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021
Net asset value, beginning of the period	$10.61	$11.03	$13.18	$11.35	$13.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.28	0.25	0.24 (b)	0.17
Net realized and unrealized gain (loss)	0.55	(0.40)	(2.09)	2.43	(1.38)
Total from Investment Operations	0.83	(0.12)	(1.84)	2.67	(1.21)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(0.30)	(0.19)	(0.51)	(0.26)
Net realized capital gains	—	—	(0.12)	(0.33)	(0.18)
Total Distributions	(0.49)	(0.30)	(0.31)	(0.84)	(0.44)
Net asset value, end of the period	$10.95	$10.61	$11.03	$13.18	$11.35
Total return(c)	7.98%	(0.82)%	(13.99)%	23.76%(b)	(8.67)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,725	$3,585	$3,545	$3,654	$2,810
Net expenses(d)	0.85%	0.87%(e)	0.85%	0.85%	0.85%
Gross expenses	1.61%	1.24%(e)	1.09%	1.10%	1.17%
Net investment income	2.54%	2.71%	2.22%	1.80%(b)	1.55%
Portfolio turnover rate	81%	88%	90%	84%	119%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 23.30% and the ratio of net investment income to average net assets would have been 1.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.85% and the ratio of gross expenses would have been 1.23%.
See accompanying notes to financial statements.
| 8

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class Y
	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021
Net asset value, beginning of the period	$10.58	$11.00	$13.14	$11.32	$12.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.27	0.25	0.23 (b)	0.18
Net realized and unrealized gain (loss)	0.56	(0.40)	(2.08)	2.42	(1.38)
Total from Investment Operations	0.82	(0.13)	(1.83)	2.65	(1.20)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	(0.29)	(0.19)	(0.50)	(0.26)
Net realized capital gains	—	—	(0.12)	(0.33)	(0.18)
Total Distributions	(0.48)	(0.29)	(0.31)	(0.83)	(0.44)
Net asset value, end of the period	$10.92	$10.58	$11.00	$13.14	$11.32
Total return(c)	7.94%	(0.88)%	(14.00)%	23.67%(b)	(8.68)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$19,257	$38,441	$70,337	$113,795	$49,363
Net expenses(d)	0.90%	0.91%(e)	0.90%	0.90%	0.90%
Gross expenses	1.76%	1.33%(e)	1.16%	1.16%	1.30%
Net investment income	2.39%	2.68%	2.19%	1.70%(b)	1.69%
Portfolio turnover rate	81%	88%	90%	84%	119%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 23.22% and the ratio of net investment income to average net assets would have been 1.27%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.32%.
See accompanying notes to financial statements.
9 |

Notes to Financial Statements
January 31, 2025
1.Organization. Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).
The Fund is a diversified investment company.
The Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund operates as a single segment entity, focusing on investments in a portfolio of securities. The Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
| 10

Notes to Financial Statements (continued)
January 31, 2025
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs") are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2025 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Fund’s books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2025 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits
11 |

Notes to Financial Statements (continued)
January 31, 2025
significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, passive foreign investment company adjustments, return of capital distributions received and capital gain distribution received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2025 and 2024 was as follows:
2025 Distributions			2024 Distributions
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$1,490,669	$ —	$1,490,669	$2,278,685	$ —	$2,278,685
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of January 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$121,978
Capital loss carryforward:
Short-term:
No expiration date	(6,724,697)
Long-term:
No expiration date	(8,178,751)
Total capital loss carryforward	(14,903,448)
Unrealized appreciation	1,042,121
Total accumulated losses	$(13,739,349)
| 12

Notes to Financial Statements (continued)
January 31, 2025
As of January 31, 2025, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
Federal tax cost	$35,014,963
Gross tax appreciation	$2,105,109
Gross tax depreciation	(1,062,170)
Net tax appreciation	$1,042,939
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market.
f. Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of January 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
13 |

Notes to Financial Statements (continued)
January 31, 2025
The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$151,683	$1,786,820	$ —	$1,938,503
Belgium	—	140,918	—	140,918
France	—	912,141	—	912,141
Germany	—	888,633	—	888,633
Hong Kong	—	648,739	—	648,739
Japan	62,907	2,638,524	—	2,701,431
Singapore	—	684,964	—	684,964
Spain	—	218,385	—	218,385
Sweden	160,261	610,753	—	771,014
United Kingdom	147,822	1,189,031	—	1,336,853
All Other Common Stocks(a)	24,462,202	—	—	24,462,202
Total Common Stocks	24,984,875	9,718,908	—	34,703,783
Short-Term Investments	—	1,354,119	—	1,354,119
Total Investments	$24,984,875	$11,073,027	$—	$36,057,902

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended January 31, 2025, purchases and sales of securities (excluding short-term investments) were $30,378,630 and $53,260,232, respectively.
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2025, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.
For the year ended January 31, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%
AEW shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 14

Notes to Financial Statements (continued)
January 31, 2025
For the year ended January 31, 2025, the management fees and waiver of management fees for the Fund were as follows:
Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$280,269	$280,269	$ —	0.75%	— %

[1]	Management fee waiver is subject to possible recovery until January 31, 2026.
In addition, AEW reimbursed non-class specific expenses in the amount of $33,897, for the year ended January 31, 2025, which is subject to possible recovery until January 31, 2026.
No expenses were recovered during the year ended January 31, 2025, under the terms of the expense limitation agreement.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).
Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended January 31, 2025, the service and distribution fees for the Fund were as follows:
Service Fees		Distribution Fees
Class A	Class C	Class C
$35,026	$404	$1,212
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended January 31, 2025, the administrative fees were as follows:
Administrative Fees
$16,490
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’
15 |

Notes to Financial Statements (continued)
January 31, 2025
accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended January 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $42,509.
As of January 31, 2025, the Fund owes Natixis Distribution $686 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended January 31, 2025 amounted to $148.
f. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the year ended January 31, 2025, Natixis Advisors reimbursed the Fund $1,008 for transfer agency expenses related to Class N shares.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
| 16

Notes to Financial Statements (continued)
January 31, 2025
For the year ended January 31, 2025, the Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$24,240	$280	$1,008	$34,955
7.Expense Offset Arrangements. The Fund has entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Fund's cash balances. Transfer agent fees and expenses are presented in the Statement of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended January 31, 2025, the Fund had no borrowings under this agreement.
9.Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.
The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2025, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Number of 5% Account Holders	Percentage of Ownership
2	22.96%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
17 |

Notes to Financial Statements (continued)
January 31, 2025
11.Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	88,434	$1,082,545	82,828	$934,526
Issued in connection with the reinvestment of distributions	40,672	488,193	32,564	352,029
Redeemed	(275,548)	(3,421,299)	(377,125)	(4,214,436)
Net change	(146,442)	$(1,850,561)	(261,733)	$(2,927,881)
Class C
Issued from the sale of shares	540	$6,636	1,021	$11,764
Issued in connection with the reinvestment of distributions	388	4,684	362	3,908
Redeemed	(5,123)	(61,162)	(8,301)	(91,827)
Net change	(4,195)	$(49,842)	(6,918)	$(76,155)
Class N
Issued from the sale of shares	66,349	$718,553	127,474	$1,307,481
Issued in connection with the reinvestment of distributions	12,625	135,425	9,986	97,430
Redeemed	(168,089)	(1,804,593)	(120,847)	(1,236,255)
Net change	(89,115)	$(950,615)	16,613	$168,656
Class Y
Issued from the sale of shares	315,772	$3,443,201	1,888,619	$18,697,200
Issued in connection with the reinvestment of distributions	77,605	831,720	182,236	1,763,215
Redeemed	(2,263,322)	(24,083,440)	(4,829,909)	(48,056,251)
Net change	(1,869,945)	$(19,808,519)	(2,759,054)	$(27,595,836)
Decrease from capital share transactions	(2,109,697)	$(22,659,537)	(3,011,092)	$(30,431,216)
| 18

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Natixis Funds Trust IV and Shareholders of AEW Global Focused Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AEW Global Focused Real Estate Fund (one of the funds constituting Natixis Funds Trust IV, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
March 24, 2025
We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
19 |

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Qualified Dividend Income. For the fiscal year ended January 31, 2025, 20.71% of the ordinary income dividends paid by the Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.
Qualified Business Income Deduction. For the fiscal year ended January 31, 2025, 36.68% of the ordinary income dividends paid by the Fund are eligible for the Qualified Business Income deduction.
| 20

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 3/31/26
RE58A-0125
This page is not part of the financial statements and other important information

Annual Financial Statements and Other Important Information
January 31, 2025

Natixis Target Retirement 2015 Fund®
Natixis Target Retirement 2020 Fund®
Natixis Target Retirement 2025 Fund®
Natixis Target Retirement 2030 Fund®
Natixis Target Retirement 2035 Fund®
Natixis Target Retirement 2040 Fund®
Natixis Target Retirement 2045 Fund®
Natixis Target Retirement 2050 Fund®
Natixis Target Retirement 2055 Fund®
Natixis Target Retirement 2060 Fund®
Natixis Target Retirement 2065 Fund®

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2015 Fund

Shares	Description	Value (†)
Common Stocks — 24.4% of Net Assets
	Aerospace & Defense — 0.5%
20	AAR Corp.(a)	$1,355
1	Axon Enterprise, Inc.(a)	652
56	Boeing Co.(a)	9,885
14	General Electric Co.	2,850
3	L3Harris Technologies, Inc.	636
4	Lockheed Martin Corp.	1,852
8	Moog, Inc., Class A	1,454
1	Northrop Grumman Corp.	487
17	RTX Corp.	2,192
10	Woodward, Inc.	1,853
		23,216
	Air Freight & Logistics — 0.1%
25	Expeditors International of Washington, Inc.	2,839
3	FedEx Corp.	795
15	GXO Logistics, Inc.(a)	682
5	United Parcel Service, Inc., Class B	571
		4,887
	Automobile Components — 0.2%
70	BorgWarner, Inc.	2,233
57	Magna International, Inc.	2,261
124	Mobileye Global, Inc., Class A(a)	2,049
16	Visteon Corp.(a)	1,345
		7,888
	Automobiles — 0.8%
172	General Motors Co.	8,507
59	Tesla, Inc.(a)	23,871
9	Thor Industries, Inc.	926
		33,304
	Banks — 1.3%
34	Ameris Bancorp	2,232
56	Atlantic Union Bankshares Corp.	2,115
60	Banc of California, Inc.	961
190	Bank of America Corp.	8,797
128	Citigroup, Inc.	10,423
7	Citizens Financial Group, Inc.	333
19	East West Bancorp, Inc.	1,956
2	First Citizens BancShares, Inc., Class A	4,409
108	First Financial Bancorp	3,026
101	Fulton Financial Corp.	2,054
19	JPMorgan Chase & Co.	5,079
8	PNC Financial Services Group, Inc.	1,608
32	SouthState Corp.	3,379
13	Truist Financial Corp.	619
19	U.S. Bancorp	908
32	Webster Financial Corp.	1,928
72	Wells Fargo & Co.	5,674
		55,501
	Beverages — 0.4%
5	Boston Beer Co., Inc., Class A(a)	1,253
37	Coca-Cola Co.	2,349
147	Keurig Dr. Pepper, Inc.	4,719
138	Monster Beverage Corp.(a)	6,722
19	PepsiCo, Inc.	2,863
		17,906
	Biotechnology — 0.6%
14	AbbVie, Inc.	2,575
23	Alnylam Pharmaceuticals, Inc.(a)	6,240
Shares	Description	Value (†)
	Biotechnology — continued
3	Amgen, Inc.	$856
17	BioMarin Pharmaceutical, Inc.(a)	1,077
26	CRISPR Therapeutics AG(a)	1,081
16	Gilead Sciences, Inc.	1,555
16	Halozyme Therapeutics, Inc.(a)	906
6	Incyte Corp.(a)	445
11	Neurocrine Biosciences, Inc.(a)	1,670
9	Regeneron Pharmaceuticals, Inc.(a)	6,057
6	Sarepta Therapeutics, Inc.(a)	682
3	United Therapeutics Corp.(a)	1,054
1	Vertex Pharmaceuticals, Inc.(a)	462
		24,660
	Broadline Retail — 0.7%
20	Alibaba Group Holding Ltd., ADR	1,977
122	Amazon.com, Inc.(a)	28,997
3	eBay, Inc.	202
10	Ollie's Bargain Outlet Holdings, Inc.(a)	1,115
		32,291
	Building Products — 0.3%
5	Carlisle Cos., Inc.	1,947
9	Carrier Global Corp.	588
50	Fortune Brands Innovations, Inc.	3,584
40	Masco Corp.	3,171
10	Owens Corning	1,846
10	Trex Co., Inc.(a)	728
		11,864
	Capital Markets — 1.5%
78	Bank of New York Mellon Corp.	6,703
2	BlackRock, Inc.	2,151
28	Carlyle Group, Inc.	1,572
5	Cboe Global Markets, Inc.	1,022
115	Charles Schwab Corp.	9,513
9	CME Group, Inc.	2,129
7	FactSet Research Systems, Inc.	3,321
3	Goldman Sachs Group, Inc.	1,921
55	Intercontinental Exchange, Inc.	8,791
27	Janus Henderson Group PLC	1,213
5	KKR & Co., Inc.	835
7	Morgan Stanley	969
5	MSCI, Inc.	2,984
63	Nasdaq, Inc.	5,187
5	Northern Trust Corp.	561
4	S&P Global, Inc.	2,086
40	SEI Investments Co.	3,463
60	State Street Corp.	6,097
20	Stifel Financial Corp.	2,317
5	T. Rowe Price Group, Inc.	585
		63,420
	Chemicals — 0.4%
3	Air Products & Chemicals, Inc.	1,006
19	Celanese Corp.	1,350
95	Corteva, Inc.	6,201
5	DuPont de Nemours, Inc.	384
6	Ecolab, Inc.	1,501
14	HB Fuller Co.	884
10	Innospec, Inc.	1,133
5	Linde PLC	2,231
15	Minerals Technologies, Inc.	1,150
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2015 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
2	Sherwin-Williams Co.	$716
16	Stepan Co.	1,014
		17,570
	Commercial Services & Supplies — 0.1%
9	MSA Safety, Inc.	1,483
16	RB Global, Inc.	1,432
2	Waste Management, Inc.	440
		3,355
	Communications Equipment — 0.1%
13	Ciena Corp.(a)	1,133
6	F5, Inc.(a)	1,783
		2,916
	Construction & Engineering — 0.1%
17	AECOM	1,793
4	Comfort Systems USA, Inc.	1,747
4	EMCOR Group, Inc.	1,792
		5,332
	Construction Materials — 0.1%
2	Martin Marietta Materials, Inc.	1,088
4	Vulcan Materials Co.	1,097
		2,185
	Consumer Finance — 0.3%
171	Ally Financial, Inc.	6,664
4	American Express Co.	1,270
35	Capital One Financial Corp.	7,130
		15,064
	Consumer Staples Distribution & Retail — 0.4%
15	BJ's Wholesale Club Holdings, Inc.(a)	1,486
4	Casey's General Stores, Inc.	1,687
2	Costco Wholesale Corp.	1,960
123	Kroger Co.	7,582
11	Sprouts Farmers Market, Inc.(a)	1,742
4	Target Corp.	551
33	Walmart, Inc.	3,239
		18,247
	Containers & Packaging — 0.1%
15	Crown Holdings, Inc.	1,318
24	Sonoco Products Co.	1,143
		2,461
	Distributors — 0.1%
22	Genuine Parts Co.	2,558
	Diversified Consumer Services — 0.1%
3	Duolingo, Inc.(a)	1,092
9	Grand Canyon Education, Inc.(a)	1,581
18	Service Corp. International	1,406
		4,079
	Diversified REITs — 0.0%
44	American Assets Trust, Inc.	1,068
	Diversified Telecommunication Services — 0.1%
122	AT&T, Inc.	2,895
33	Iridium Communications, Inc.	949
59	Verizon Communications, Inc.	2,324
		6,168
	Electric Utilities — 0.2%
11	Alliant Energy Corp.	648
Shares	Description	Value (†)
	Electric Utilities — continued
18	Eversource Energy	$1,038
12	Exelon Corp.	480
27	FirstEnergy Corp.	1,075
9	IDACORP, Inc.	989
56	PPL Corp.	1,882
10	Xcel Energy, Inc.	672
		6,784
	Electrical Equipment — 0.2%
5	Eaton Corp. PLC	1,632
14	Emerson Electric Co.	1,819
2	GE Vernova, Inc.	746
23	nVent Electric PLC	1,497
8	Regal Rexnord Corp.	1,270
		6,964
	Electronic Equipment, Instruments & Components — 0.4%
11	Advanced Energy Industries, Inc.	1,266
15	Amphenol Corp., Class A	1,062
24	Avnet, Inc.	1,240
24	Cognex Corp.	958
13	Coherent Corp.(a)	1,176
5	Fabrinet(a)	1,081
34	Flex Ltd.(a)	1,416
62	Knowles Corp.(a)	1,174
4	Littelfuse, Inc.	953
27	TE Connectivity PLC	3,995
1	Teledyne Technologies, Inc.(a)	511
1	Zebra Technologies Corp., Class A(a)	392
		15,224
	Energy Equipment & Services — 0.1%
52	ChampionX Corp.	1,489
70	NOV, Inc.	1,012
17	Schlumberger NV	685
		3,186
	Entertainment — 0.7%
7	Electronic Arts, Inc.	860
6	Live Nation Entertainment, Inc.(a)	868
16	Netflix, Inc.(a)	15,628
2	Take-Two Interactive Software, Inc.(a)	371
77	Walt Disney Co.	8,706
338	Warner Bros. Discovery, Inc.(a)	3,529
		29,962
	Financial Services — 1.0%
31	Block, Inc.(a)	2,816
83	Corebridge Financial, Inc.	2,802
47	Equitable Holdings, Inc.	2,558
29	Fiserv, Inc.(a)	6,265
44	Global Payments, Inc.	4,966
4	Jack Henry & Associates, Inc.	696
2	Mastercard, Inc., Class A	1,111
82	MGIC Investment Corp.	2,094
35	PayPal Holdings, Inc.(a)	3,100
39	Visa, Inc., Class A	13,330
17	Voya Financial, Inc.	1,207
6	WEX, Inc.(a)	1,103
		42,048
	Food Products — 0.2%
21	Campbell's Co.	814
29	General Mills, Inc.	1,744
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2015 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
4	Hershey Co.	$597
10	Ingredion, Inc.	1,364
13	Kellanova	1,063
51	Kraft Heinz Co.	1,522
9	McCormick & Co., Inc.	695
25	Mondelez International, Inc., Class A	1,450
		9,249
	Gas Utilities — 0.1%
8	Atmos Energy Corp.	1,140
28	New Jersey Resources Corp.	1,343
17	ONE Gas, Inc.	1,201
		3,684
	Ground Transportation — 0.2%
38	CSX Corp.	1,249
2	Norfolk Southern Corp.	511
7	Ryder System, Inc.	1,116
2	Saia, Inc.(a)	960
6	Uber Technologies, Inc.(a)	401
5	Union Pacific Corp.	1,239
9	XPO, Inc.(a)	1,203
		6,679
	Health Care Equipment & Supplies — 0.5%
2	Align Technology, Inc.(a)	438
69	Baxter International, Inc.	2,247
5	Becton Dickinson & Co.	1,238
6	Edwards Lifesciences Corp.(a)	435
4	GE HealthCare Technologies, Inc.	353
11	Glaukos Corp.(a)	1,721
6	Hologic, Inc.(a)	433
10	Intuitive Surgical, Inc.(a)	5,719
12	LeMaitre Vascular, Inc.	1,163
16	Merit Medical Systems, Inc.(a)	1,742
4	Penumbra, Inc.(a)	1,068
1	ResMed, Inc.	236
3	STERIS PLC	662
5	Stryker Corp.	1,956
3	Zimmer Biomet Holdings, Inc.	328
		19,739
	Health Care Providers & Services — 0.7%
10	Cardinal Health, Inc.	1,237
103	Centene Corp.(a)	6,595
3	Chemed Corp.	1,686
5	Cigna Group	1,471
57	CVS Health Corp.	3,219
13	Elevance Health, Inc.	5,144
2	HCA Healthcare, Inc.	660
13	HealthEquity, Inc.(a)	1,435
1	Humana, Inc.	293
2	Labcorp Holdings, Inc.	500
2	McKesson Corp.	1,190
9	UnitedHealth Group, Inc.	4,882
		28,312
	Health Care REITs — 0.0%
16	Welltower, Inc.	2,184
	Health Care Technology — 0.2%
97	Doximity, Inc., Class A(a)	5,733
19	Veeva Systems, Inc., Class A(a)	4,432
		10,165
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
27	Host Hotels & Resorts, Inc.	$451
	Hotels, Restaurants & Leisure — 0.5%
23	Airbnb, Inc., Class A(a)	3,017
30	Aramark	1,167
18	Chipotle Mexican Grill, Inc.(a)	1,050
10	Marriott Vacations Worldwide Corp.	868
9	McDonald's Corp.	2,598
54	Starbucks Corp.	5,815
25	Travel & Leisure Co.	1,359
4	Wingstop, Inc.	1,192
43	Yum China Holdings, Inc.	1,989
18	Yum! Brands, Inc.	2,349
		21,404
	Household Durables — 0.2%
24	KB Home	1,610
14	Meritage Homes Corp.	1,090
25	Taylor Morrison Home Corp.(a)	1,612
17	Toll Brothers, Inc.	2,309
		6,621
	Household Products — 0.2%
14	Church & Dwight Co., Inc.	1,477
6	Colgate-Palmolive Co.	520
37	Energizer Holdings, Inc.	1,258
33	Procter & Gamble Co.	5,478
		8,733
	Independent Power & Renewable Electricity Producers — 0.0%
47	AES Corp.	517
29	Clearway Energy, Inc., Class A	711
		1,228
	Industrial Conglomerates — 0.0%
4	3M Co.	609
5	Honeywell International, Inc.	1,118
		1,727
	Industrial REITs — 0.1%
9	Prologis, Inc.	1,073
35	Rexford Industrial Realty, Inc.	1,423
		2,496
	Insurance — 0.8%
3	Allstate Corp.	577
101	American International Group, Inc.	7,440
8	Arch Capital Group Ltd.	744
6	Arthur J Gallagher & Co.	1,811
20	Assured Guaranty Ltd.	1,892
3	Chubb Ltd.	816
17	First American Financial Corp.	1,075
12	Hanover Insurance Group, Inc.	1,837
10	Hartford Financial Services Group, Inc.	1,115
5	Marsh & McLennan Cos., Inc.	1,084
5	Prudential Financial, Inc.	604
24	Reinsurance Group of America, Inc.	5,469
15	Selective Insurance Group, Inc.	1,262
7	Travelers Cos., Inc.	1,716
20	Willis Towers Watson PLC	6,591
		34,033
	Interactive Media & Services — 1.3%
65	Alphabet, Inc., Class A	13,261
97	Alphabet, Inc., Class C	19,943
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2015 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
30	Meta Platforms, Inc., Class A	$20,676
29	Yelp, Inc.(a)	1,158
		55,038
	IT Services — 0.3%
6	Accenture PLC, Class A	2,309
16	Cognizant Technology Solutions Corp., Class A	1,322
7	International Business Machines Corp.	1,790
28	Kyndryl Holdings, Inc.(a)	1,063
50	Shopify, Inc., Class A(a)	5,840
		12,324
	Leisure Products — 0.0%
54	Mattel, Inc.(a)	1,007
	Life Sciences Tools & Services — 0.3%
3	Agilent Technologies, Inc.	455
69	Avantor, Inc.(a)	1,537
2	Bio-Techne Corp.	147
1	Charles River Laboratories International, Inc.(a)	165
5	Danaher Corp.	1,114
30	Illumina, Inc.(a)	3,982
31	IQVIA Holdings, Inc.(a)	6,242
5	Repligen Corp.(a)	831
1	West Pharmaceutical Services, Inc.	341
		14,814
	Machinery — 0.5%
9	AGCO Corp.	940
22	Deere & Co.	10,484
6	Dover Corp.	1,222
9	Fortive Corp.	732
24	Graco, Inc.	2,020
2	Illinois Tool Works, Inc.	518
19	ITT, Inc.	2,869
12	Oshkosh Corp.	1,397
11	SPX Technologies, Inc.(a)	1,634
16	Terex Corp.	770
10	Toro Co.	833
		23,419
	Media — 0.3%
15	Charter Communications, Inc., Class A(a)	5,182
125	Comcast Corp., Class A	4,207
34	Interpublic Group of Cos., Inc.	975
21	Liberty Broadband Corp., Class C(a)	1,610
16	Omnicom Group, Inc.	1,389
		13,363
	Metals & Mining — 0.1%
23	Alcoa Corp.	812
7	Carpenter Technology Corp.	1,352
4	Freeport-McMoRan, Inc.	143
13	Newmont Corp.	555
6	Reliance, Inc.	1,737
21	U.S. Steel Corp.	774
		5,373
	Mortgage Real Estate Investment Trusts (REITs) — 0.0%
84	Annaly Capital Management, Inc.	1,714
	Multi-Utilities — 0.0%
12	Consolidated Edison, Inc.	1,125
5	DTE Energy Co.	599
4	WEC Energy Group, Inc.	397
		2,121
Shares	Description	Value (†)
	Office REITs — 0.1%
61	COPT Defense Properties	$1,796
148	Easterly Government Properties, Inc.	1,681
52	Highwoods Properties, Inc.	1,549
27	Kilroy Realty Corp.	1,054
		6,080
	Oil, Gas & Consumable Fuels — 1.0%
85	Antero Midstream Corp.	1,363
40	Antero Resources Corp.(a)	1,493
144	APA Corp.	3,158
21	Chevron Corp.	3,133
39	CNX Resources Corp.(a)	1,068
71	ConocoPhillips	7,017
22	Devon Energy Corp.	750
4	Diamondback Energy, Inc.	657
51	EOG Resources, Inc.	6,415
1	Expand Energy Corp.	102
44	Exxon Mobil Corp.	4,701
5	Hess Corp.	695
57	Kinder Morgan, Inc.	1,566
9	ONEOK, Inc.	875
26	Ovintiv, Inc.	1,098
61	Phillips 66	7,190
36	Range Resources Corp.	1,333
5	Valero Energy Corp.	665
26	Williams Cos., Inc.	1,441
		44,720
	Passenger Airlines — 0.2%
91	American Airlines Group, Inc.(a)	1,540
80	Delta Air Lines, Inc.	5,381
		6,921
	Personal Care Products — 0.1%
3	Estee Lauder Cos., Inc., Class A	250
228	Kenvue, Inc.	4,854
		5,104
	Pharmaceuticals — 0.7%
35	Bristol-Myers Squibb Co.	2,063
3	Eli Lilly & Co.	2,433
9	Jazz Pharmaceuticals PLC(a)	1,119
31	Johnson & Johnson	4,717
76	Merck & Co., Inc.	7,510
15	Novartis AG, ADR	1,571
52	Novo Nordisk AS, ADR	4,392
72	Pfizer, Inc.	1,910
48	Roche Holding AG, ADR	1,884
9	Zoetis, Inc.	1,538
		29,137
	Professional Services — 0.2%
2	Automatic Data Processing, Inc.	606
17	Equifax, Inc.	4,671
16	Exponent, Inc.	1,467
14	Korn Ferry	990
6	Leidos Holdings, Inc.	852
2	Paychex, Inc.	295
5	Paylocity Holding Corp.(a)	1,028
		9,909
	Real Estate Management & Development — 0.2%
41	CBRE Group, Inc., Class A(a)	5,934
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2015 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — continued
2	CoStar Group, Inc.(a)	$153
8	Jones Lang LaSalle, Inc.(a)	2,263
		8,350
	Residential REITs — 0.0%
4	AvalonBay Communities, Inc.	886
	Retail REITs — 0.1%
102	Brixmor Property Group, Inc.	2,658
	Semiconductors & Semiconductor Equipment — 1.4%
17	Advanced Micro Devices, Inc.(a)	1,971
8	Analog Devices, Inc.	1,695
7	Applied Materials, Inc.	1,262
41	ARM Holdings PLC, ADR(a)	6,542
16	Broadcom, Inc.	3,540
36	Intel Corp.	699
6	Lam Research Corp.	486
14	Lattice Semiconductor Corp.(a)	798
2	Microchip Technology, Inc.	109
11	Micron Technology, Inc.	1,004
15	MKS Instruments, Inc.	1,699
252	NVIDIA Corp.	30,258
2	ON Semiconductor Corp.(a)	105
7	Onto Innovation, Inc.(a)	1,433
35	QUALCOMM, Inc.	6,053
6	Silicon Laboratories, Inc.(a)	814
9	Synaptics, Inc.(a)	764
8	Texas Instruments, Inc.	1,477
		60,709
	Software — 1.7%
4	Adobe, Inc.(a)	1,750
2	ANSYS, Inc.(a)	701
25	Autodesk, Inc.(a)	7,783
3	Cadence Design Systems, Inc.(a)	893
16	DocuSign, Inc.(a)	1,548
29	Dynatrace, Inc.(a)	1,675
1	Intuit, Inc.	601
7	Manhattan Associates, Inc.(a)	1,460
62	Microsoft Corp.	25,734
72	Oracle Corp.	12,244
2	Palo Alto Networks, Inc.(a)	369
5	PTC, Inc.(a)	967
7	Qualys, Inc.(a)	976
4	Roper Technologies, Inc.	2,303
20	Salesforce, Inc.	6,834
2	ServiceNow, Inc.(a)	2,037
6	SPS Commerce, Inc.(a)	1,108
2	Synopsys, Inc.(a)	1,051
2	Tyler Technologies, Inc.(a)	1,203
15	Workday, Inc., Class A(a)	3,931
		75,168
	Specialized REITs — 0.1%
4	American Tower Corp.	740
3	Crown Castle, Inc.	268
3	Digital Realty Trust, Inc.	491
1	Equinix, Inc.	914
10	Weyerhaeuser Co.	306
		2,719
	Specialty Retail — 0.4%
7	Abercrombie & Fitch Co., Class A(a)	836
3	Asbury Automotive Group, Inc.(a)	890
Shares	Description	Value (†)
	Specialty Retail — continued
6	Burlington Stores, Inc.(a)	$1,704
6	Dick's Sporting Goods, Inc.	1,440
10	Floor & Decor Holdings, Inc., Class A(a)	1,001
7	Home Depot, Inc.	2,884
3	Lithia Motors, Inc.	1,128
4	Lowe's Cos., Inc.	1,040
1	O'Reilly Automotive, Inc.(a)	1,294
5	Ross Stores, Inc.	753
18	TJX Cos., Inc.	2,246
10	Williams-Sonoma, Inc.	2,114
		17,330
	Technology Hardware, Storage & Peripherals — 0.6%
100	Apple, Inc.	23,600
21	Hewlett Packard Enterprise Co.	445
12	HP, Inc.	390
5	NetApp, Inc.	610
5	Western Digital Corp.(a)	326
		25,371
	Textiles, Apparel & Luxury Goods — 0.1%
8	Crocs, Inc.(a)	817
2	Deckers Outdoor Corp.(a)	355
1	Lululemon Athletica, Inc.(a)	414
9	PVH Corp.	806
2	Ralph Lauren Corp.	499
160	Under Armour, Inc., Class A(a)	1,336
37	VF Corp.	961
		5,188
	Trading Companies & Distributors — 0.1%
24	Core & Main, Inc., Class A(a)	1,355
5	Watsco, Inc.	2,393
		3,748
	Water Utilities — 0.0%
13	American States Water Co.	969
2	American Water Works Co., Inc.	249
23	Essential Utilities, Inc.	816
		2,034
	Total Common Stocks (Identified Cost $853,517)	1,052,018

Principal Amount
Bonds and Notes — 21.5%
	Apartment REITs — 0.1%
$4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,641
	Automotive — 0.6%
9,000	Cummins, Inc., 5.150%, 2/20/2034	9,025
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,918
2,000	Lear Corp., 4.250%, 5/15/2029	1,933
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	6,166
		25,042
	Banking — 2.3%
5,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,759
10,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	8,648
10,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,555
8,000	Citigroup, Inc., 4.600%, 3/09/2026	7,995
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2015 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	$7,979
9,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	9,007
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,047
6,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	6,447
6,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	5,802
5,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	4,770
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,913
9,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	8,743
9,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	8,995
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,856
		100,516
	Brokerage — 0.3%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	8,024
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,795
		13,819
	Building Materials — 0.3%
5,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	4,609
10,000	Owens Corning, 3.950%, 8/15/2029	9,592
		14,201
	Chemicals — 0.3%
12,000	Ecolab, Inc., 2.125%, 2/01/2032	10,000
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,724
		12,724
	Consumer Products — 0.1%
4,000	Procter & Gamble Co., 3.000%, 3/25/2030	3,711
	Diversified Manufacturing — 0.3%
10,000	Eaton Corp., 4.150%, 3/15/2033	9,424
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,538
		13,962
	Electric — 1.0%
7,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	6,432
11,000	Entergy Corp., 0.900%, 9/15/2025	10,747
6,000	Exelon Corp., 4.050%, 4/15/2030	5,731
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,560
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,840
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,485
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,911
		43,706
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,903
1,000	Waste Management, Inc., 2.950%, 6/01/2041	731
		5,634
	Finance Companies — 0.2%
5,000	ARES Capital Corp., 3.250%, 7/15/2025	4,966
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,725
		9,691
	Food & Beverage — 0.6%
9,000	Coca-Cola Co., 1.450%, 6/01/2027	8,432
7,000	Kellanova, 4.300%, 5/15/2028	6,906
Principal Amount	Description	Value (†)
	Food & Beverage — continued
$5,000	Mondelez International, Inc., 2.750%, 4/13/2030	$4,496
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	8,195
		28,029
	Government Owned - No Guarantee — 0.5%
7,000	Equinor ASA, 3.625%, 4/06/2040	5,691
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,449
		20,140
	Health Care REITs — 0.3%
9,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	8,899
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,374
		13,273
	Health Insurance — 0.3%
8,000	Elevance Health, Inc., 4.101%, 3/01/2028	7,849
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,216
		14,065
	Healthcare — 0.3%
4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	3,931
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,953
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	3,884
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,522
		14,290
	Integrated Energy — 0.2%
6,000	Shell International Finance BV, 6.375%, 12/15/2038	6,552
	Life Insurance — 0.5%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,121
9,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,234
6,000	MetLife, Inc., 5.375%, 7/15/2033	6,069
5,000	Prudential Financial, Inc., 3.935%, 12/07/2049	3,764
		21,188
	Media Entertainment — 0.1%
5,000	Netflix, Inc., 3.625%, 6/15/2025(b)	4,979
	Metals & Mining — 0.1%
7,000	Nucor Corp., 3.125%, 4/01/2032	6,154
	Midstream — 0.2%
7,000	Enbridge, Inc., 5.625%, 4/05/2034	7,020
	Mortgage Related — 6.0%
9,881	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	8,054
10,068	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	8,572
17,786	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	15,752
9,389	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	9,070
19,005	Federal National Mortgage Association, 2.000%, 7/01/2051	14,880
21,527	Federal National Mortgage Association, 2.000%, 8/01/2051	16,870
2,449	Federal National Mortgage Association, 2.000%, 10/01/2051	1,918
2,982	Federal National Mortgage Association, 2.500%, 8/01/2050	2,447
23,394	Federal National Mortgage Association, 2.500%, 2/01/2051	19,098
3,710	Federal National Mortgage Association, 2.500%, 8/01/2051	3,031
9,101	Federal National Mortgage Association, 2.500%, 9/01/2051	7,438
16,990	Federal National Mortgage Association, 2.500%, 4/01/2052	13,849
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2015 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$2,561	Federal National Mortgage Association, 3.000%, 4/01/2034	$2,418
9,081	Federal National Mortgage Association, 3.000%, 12/01/2049	7,786
8,941	Federal National Mortgage Association, 3.000%, 6/01/2050	7,653
5,566	Federal National Mortgage Association, 3.000%, 5/01/2051	4,754
11,687	Federal National Mortgage Association, 3.000%, 4/01/2052	9,959
6,163	Federal National Mortgage Association, 3.000%, 7/01/2052	5,249
2,507	Federal National Mortgage Association, 3.500%, 6/01/2049	2,240
4,332	Federal National Mortgage Association, 3.500%, 8/01/2049	3,866
11,669	Federal National Mortgage Association, 3.500%, 5/01/2052	10,345
1,499	Federal National Mortgage Association, 4.000%, 3/01/2050	1,383
11,225	Federal National Mortgage Association, 4.000%, 9/01/2052	10,284
11,994	Federal National Mortgage Association, 4.000%, 5/01/2053	10,972
1,036	Federal National Mortgage Association, 4.500%, 5/01/2049	988
593	Federal National Mortgage Association, 4.500%, 6/01/2049	566
902	Federal National Mortgage Association, 4.500%, 4/01/2053	850
13,968	Federal National Mortgage Association, 4.500%, 8/01/2053	13,150
11,536	Government National Mortgage Association, 3.000%, 6/20/2052	10,047
6,503	Government National Mortgage Association, 4.000%, 8/20/2053	5,991
6,392	Government National Mortgage Association, 5.000%, 7/20/2053	6,222
20,399	Government National Mortgage Association, 5.500%, 4/20/2053	20,314
		256,016
	Office REITs — 0.1%
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,861
	Oil Field Services — 0.3%
6,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	5,797
6,000	Schlumberger Investment SA, 4.850%, 5/15/2033	5,850
		11,647
	Other REITs — 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,942
	Pharmaceuticals — 0.6%
11,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	9,445
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,354
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,729
4,000	Merck & Co., Inc., 1.450%, 6/24/2030	3,371
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,249
		24,148
Principal Amount	Description	Value (†)
	Property & Casualty Insurance — 0.2%
$3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	$2,731
7,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	6,059
		8,790
	Railroads — 0.2%
8,000	CSX Corp., 2.600%, 11/01/2026	7,748
	Restaurants — 0.2%
11,000	Starbucks Corp., 2.250%, 3/12/2030	9,676
	Retail REITs — 0.1%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,700
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,892
		4,592
	Retailers — 0.4%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,650
12,000	TJX Cos., Inc., 1.150%, 5/15/2028	10,768
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,865
		16,283
	Technology — 1.2%
9,000	Adobe, Inc., 2.300%, 2/01/2030	8,039
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,781
6,000	Intel Corp., 2.450%, 11/15/2029	5,310
8,000	International Business Machines Corp., 4.000%, 6/20/2042	6,531
4,000	NVIDIA Corp., 2.850%, 4/01/2030	3,673
12,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,592
5,000	QUALCOMM, Inc., 4.500%, 5/20/2052	4,210
7,000	Salesforce, Inc., 1.500%, 7/15/2028	6,321
4,000	Texas Instruments, Inc., 4.900%, 3/14/2033	3,978
		51,435
	Treasuries — 2.8%
13,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	6,172
10,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	7,128
7,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,786
22,700	U.S. Treasury Bonds, 2.875%, 11/15/2046	16,552
24,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	18,199
8,100	U.S. Treasury Bonds, 3.000%, 2/15/2048	5,962
12,100	U.S. Treasury Bonds, 3.000%, 2/15/2049	8,829
4,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	3,643
51,000	U.S. Treasury Notes, 0.375%, 11/30/2025	49,403
		120,674
	Utility Other — 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,112
	Wireless — 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	7,355
	Wirelines — 0.3%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,822
12,000	Verizon Communications, Inc., 2.650%, 11/20/2040	8,244
		11,066
	Total Bonds and Notes (Identified Cost $1,005,679)	923,682

Shares
Exchange-Traded Funds — 3.2%
1,758	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $133,965)	139,796

See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2015 Fund (continued)
Shares	Description	Value (†)

Mutual Funds — 4.8%
4,325	WCM Focused Emerging Markets Fund, Institutional Class	$65,782
6,015	WCM Focused International Growth Fund, Institutional Class	139,847
	Total Mutual Funds (Identified Cost $222,862)	205,629

Affiliated Mutual Funds — 44.6%
79,553	Loomis Sayles Inflation Protected Securities Fund, Class N	762,114
48,971	Loomis Sayles Limited Term Government and Agency Fund, Class N	528,392
56,644	Mirova Global Green Bond Fund, Class N	487,142
11,155	Mirova International Sustainable Equity Fund, Class N	139,323
	Total Affiliated Mutual Funds (Identified Cost $2,145,899)	1,916,971

Principal Amount
Short-Term Investments — 3.2%
$136,069	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $136,098 on 2/03/2025 collateralized by $17,700 U.S. Treasury Note, 4.250% due 12/31/2026 valued at $17,948; $120,300 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $121,453 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $136,069)	136,069
	Total Investments — 101.7% (Identified Cost $4,497,991)	4,374,165
	Other assets less liabilities — (1.7)%	(72,929)
	Net Assets — 100.0%	$4,301,236

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of
Rule 144A holdings amounted to $14,562 or 0.3% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2025
Fixed Income	62.8%
Equity	35.7
Short-Term Investments	3.2
Total Investments	101.7
Other assets less liabilities	(1.7)
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2020 Fund

Shares	Description	Value (†)
Common Stocks — 29.2% of Net Assets
	Aerospace & Defense — 0.6%
28	AAR Corp.(a)	$1,897
1	Axon Enterprise, Inc.(a)	652
72	Boeing Co.(a)	12,709
17	General Electric Co.	3,461
5	L3Harris Technologies, Inc.	1,060
4	Lockheed Martin Corp.	1,852
12	Moog, Inc., Class A	2,180
2	Northrop Grumman Corp.	975
23	RTX Corp.	2,966
14	Woodward, Inc.	2,593
		30,345
	Air Freight & Logistics — 0.1%
35	Expeditors International of Washington, Inc.	3,975
4	FedEx Corp.	1,060
25	GXO Logistics, Inc.(a)	1,136
7	United Parcel Service, Inc., Class B	800
		6,971
	Automobile Components — 0.2%
96	BorgWarner, Inc.	3,063
78	Magna International, Inc.	3,094
158	Mobileye Global, Inc., Class A(a)	2,611
22	Visteon Corp.(a)	1,849
		10,617
	Automobiles — 0.9%
237	General Motors Co.	11,722
83	Tesla, Inc.(a)	33,582
11	Thor Industries, Inc.	1,131
		46,435
	Banks — 1.6%
47	Ameris Bancorp	3,086
78	Atlantic Union Bankshares Corp.	2,946
83	Banc of California, Inc.	1,330
255	Bank of America Corp.	11,807
171	Citigroup, Inc.	13,925
10	Citizens Financial Group, Inc.	476
28	East West Bancorp, Inc.	2,883
3	First Citizens BancShares, Inc., Class A	6,614
155	First Financial Bancorp	4,343
141	Fulton Financial Corp.	2,868
27	JPMorgan Chase & Co.	7,217
14	PNC Financial Services Group, Inc.	2,813
41	SouthState Corp.	4,329
20	Truist Financial Corp.	952
27	U.S. Bancorp	1,290
45	Webster Financial Corp.	2,711
98	Wells Fargo & Co.	7,722
		77,312
	Beverages — 0.5%
7	Boston Beer Co., Inc., Class A(a)	1,755
58	Coca-Cola Co.	3,682
210	Keurig Dr. Pepper, Inc.	6,741
178	Monster Beverage Corp.(a)	8,670
25	PepsiCo, Inc.	3,767
		24,615
	Biotechnology — 0.7%
16	AbbVie, Inc.	2,943
30	Alnylam Pharmaceuticals, Inc.(a)	8,139
Shares	Description	Value (†)
	Biotechnology — continued
4	Amgen, Inc.	$1,142
23	BioMarin Pharmaceutical, Inc.(a)	1,457
34	CRISPR Therapeutics AG(a)	1,414
25	Gilead Sciences, Inc.	2,430
25	Halozyme Therapeutics, Inc.(a)	1,416
13	Incyte Corp.(a)	964
15	Neurocrine Biosciences, Inc.(a)	2,277
11	Regeneron Pharmaceuticals, Inc.(a)	7,403
10	Sarepta Therapeutics, Inc.(a)	1,137
5	United Therapeutics Corp.(a)	1,756
1	Vertex Pharmaceuticals, Inc.(a)	462
		32,940
	Broadline Retail — 0.9%
27	Alibaba Group Holding Ltd., ADR	2,669
171	Amazon.com, Inc.(a)	40,643
11	eBay, Inc.	742
11	Ollie's Bargain Outlet Holdings, Inc.(a)	1,227
		45,281
	Building Products — 0.3%
7	Carlisle Cos., Inc.	2,726
13	Carrier Global Corp.	850
69	Fortune Brands Innovations, Inc.	4,945
55	Masco Corp.	4,361
15	Owens Corning	2,768
16	Trex Co., Inc.(a)	1,165
		16,815
	Capital Markets — 1.7%
107	Bank of New York Mellon Corp.	9,195
4	BlackRock, Inc.	4,302
40	Carlyle Group, Inc.	2,246
6	Cboe Global Markets, Inc.	1,226
165	Charles Schwab Corp.	13,649
13	CME Group, Inc.	3,075
8	FactSet Research Systems, Inc.	3,795
3	Goldman Sachs Group, Inc.	1,921
73	Intercontinental Exchange, Inc.	11,668
38	Janus Henderson Group PLC	1,707
8	KKR & Co., Inc.	1,337
8	Morgan Stanley	1,107
7	MSCI, Inc.	4,177
86	Nasdaq, Inc.	7,081
5	Northern Trust Corp.	561
4	S&P Global, Inc.	2,086
51	SEI Investments Co.	4,416
86	State Street Corp.	8,739
30	Stifel Financial Corp.	3,476
5	T. Rowe Price Group, Inc.	585
		86,349
	Chemicals — 0.5%
4	Air Products & Chemicals, Inc.	1,341
26	Celanese Corp.	1,847
131	Corteva, Inc.	8,550
8	DuPont de Nemours, Inc.	615
9	Ecolab, Inc.	2,252
23	HB Fuller Co.	1,452
15	Innospec, Inc.	1,700
7	Linde PLC	3,123
17	Minerals Technologies, Inc.	1,304
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2020 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
2	Sherwin-Williams Co.	$716
23	Stepan Co.	1,458
		24,358
	Commercial Services & Supplies — 0.1%
12	MSA Safety, Inc.	1,977
24	RB Global, Inc.	2,147
3	Waste Management, Inc.	661
		4,785
	Communications Equipment — 0.1%
19	Ciena Corp.(a)	1,656
6	F5, Inc.(a)	1,783
		3,439
	Construction & Engineering — 0.2%
25	AECOM	2,636
5	Comfort Systems USA, Inc.	2,184
6	EMCOR Group, Inc.	2,688
		7,508
	Construction Materials — 0.1%
3	Martin Marietta Materials, Inc.	1,632
7	Vulcan Materials Co.	1,919
		3,551
	Consumer Finance — 0.4%
235	Ally Financial, Inc.	9,158
6	American Express Co.	1,905
48	Capital One Financial Corp.	9,778
		20,841
	Consumer Staples Distribution & Retail — 0.5%
22	BJ's Wholesale Club Holdings, Inc.(a)	2,179
5	Casey's General Stores, Inc.	2,109
3	Costco Wholesale Corp.	2,940
164	Kroger Co.	10,109
17	Sprouts Farmers Market, Inc.(a)	2,692
6	Target Corp.	827
46	Walmart, Inc.	4,515
		25,371
	Containers & Packaging — 0.1%
21	Crown Holdings, Inc.	1,845
34	Sonoco Products Co.	1,620
		3,465
	Distributors — 0.1%
31	Genuine Parts Co.	3,604
	Diversified Consumer Services — 0.1%
4	Duolingo, Inc.(a)	1,456
14	Grand Canyon Education, Inc.(a)	2,459
28	Service Corp. International	2,187
		6,102
	Diversified REITs — 0.0%
61	American Assets Trust, Inc.	1,481
	Diversified Telecommunication Services — 0.2%
185	AT&T, Inc.	4,390
38	Iridium Communications, Inc.	1,093
95	Verizon Communications, Inc.	3,742
		9,225
	Electric Utilities — 0.2%
17	Alliant Energy Corp.	1,001
Shares	Description	Value (†)
	Electric Utilities — continued
29	Eversource Energy	$1,673
21	Exelon Corp.	840
43	FirstEnergy Corp.	1,711
14	IDACORP, Inc.	1,539
88	PPL Corp.	2,957
14	Xcel Energy, Inc.	941
		10,662
	Electrical Equipment — 0.2%
5	Eaton Corp. PLC	1,632
18	Emerson Electric Co.	2,339
3	GE Vernova, Inc.	1,119
31	nVent Electric PLC	2,018
13	Regal Rexnord Corp.	2,063
		9,171
	Electronic Equipment, Instruments & Components — 0.4%
16	Advanced Energy Industries, Inc.	1,841
22	Amphenol Corp., Class A	1,557
33	Avnet, Inc.	1,705
29	Cognex Corp.	1,157
18	Coherent Corp.(a)	1,629
6	Fabrinet(a)	1,297
49	Flex Ltd.(a)	2,041
86	Knowles Corp.(a)	1,628
6	Littelfuse, Inc.	1,430
37	TE Connectivity PLC	5,475
1	Teledyne Technologies, Inc.(a)	511
2	Zebra Technologies Corp., Class A(a)	784
		21,055
	Energy Equipment & Services — 0.1%
75	ChampionX Corp.	2,148
97	NOV, Inc.	1,402
25	Schlumberger NV	1,007
		4,557
	Entertainment — 0.9%
9	Electronic Arts, Inc.	1,106
8	Live Nation Entertainment, Inc.(a)	1,157
23	Netflix, Inc.(a)	22,466
4	Take-Two Interactive Software, Inc.(a)	742
103	Walt Disney Co.	11,645
463	Warner Bros. Discovery, Inc.(a)	4,834
		41,950
	Financial Services — 1.1%
39	Block, Inc.(a)	3,542
113	Corebridge Financial, Inc.	3,815
68	Equitable Holdings, Inc.	3,701
39	Fiserv, Inc.(a)	8,425
60	Global Payments, Inc.	6,771
4	Jack Henry & Associates, Inc.	696
3	Mastercard, Inc., Class A	1,666
114	MGIC Investment Corp.	2,912
45	PayPal Holdings, Inc.(a)	3,986
51	Visa, Inc., Class A	17,432
25	Voya Financial, Inc.	1,775
7	WEX, Inc.(a)	1,287
		56,008
	Food Products — 0.3%
23	Campbell's Co.	892
48	General Mills, Inc.	2,887
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2020 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
5	Hershey Co.	$746
14	Ingredion, Inc.	1,910
23	Kellanova	1,880
74	Kraft Heinz Co.	2,208
15	McCormick & Co., Inc.	1,158
39	Mondelez International, Inc., Class A	2,262
		13,943
	Gas Utilities — 0.1%
12	Atmos Energy Corp.	1,710
38	New Jersey Resources Corp.	1,822
24	ONE Gas, Inc.	1,696
		5,228
	Ground Transportation — 0.2%
53	CSX Corp.	1,742
2	Norfolk Southern Corp.	511
10	Ryder System, Inc.	1,594
3	Saia, Inc.(a)	1,440
12	Uber Technologies, Inc.(a)	802
6	Union Pacific Corp.	1,487
14	XPO, Inc.(a)	1,871
		9,447
	Health Care Equipment & Supplies — 0.6%
1	Align Technology, Inc.(a)	219
94	Baxter International, Inc.	3,061
8	Becton Dickinson & Co.	1,981
10	Edwards Lifesciences Corp.(a)	724
10	GE HealthCare Technologies, Inc.	883
15	Glaukos Corp.(a)	2,347
14	Hologic, Inc.(a)	1,010
12	Intuitive Surgical, Inc.(a)	6,863
12	LeMaitre Vascular, Inc.	1,163
23	Merit Medical Systems, Inc.(a)	2,504
6	Penumbra, Inc.(a)	1,602
2	ResMed, Inc.	472
5	STERIS PLC	1,103
7	Stryker Corp.	2,739
8	Zimmer Biomet Holdings, Inc.	876
		27,547
	Health Care Providers & Services — 0.7%
11	Cardinal Health, Inc.	1,360
136	Centene Corp.(a)	8,708
4	Chemed Corp.	2,248
7	Cigna Group	2,060
80	CVS Health Corp.	4,518
17	Elevance Health, Inc.	6,727
2	HCA Healthcare, Inc.	660
19	HealthEquity, Inc.(a)	2,098
2	Humana, Inc.	587
3	Labcorp Holdings, Inc.	749
2	McKesson Corp.	1,190
11	UnitedHealth Group, Inc.	5,967
		36,872
	Health Care REITs — 0.1%
23	Welltower, Inc.	3,139
	Health Care Technology — 0.3%
124	Doximity, Inc., Class A(a)	7,328
25	Veeva Systems, Inc., Class A(a)	5,832
		13,160
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
30	Host Hotels & Resorts, Inc.	$501
	Hotels, Restaurants & Leisure — 0.6%
32	Airbnb, Inc., Class A(a)	4,197
42	Aramark	1,634
20	Chipotle Mexican Grill, Inc.(a)	1,167
17	Marriott Vacations Worldwide Corp.	1,475
11	McDonald's Corp.	3,176
72	Starbucks Corp.	7,753
35	Travel & Leisure Co.	1,903
5	Wingstop, Inc.	1,490
55	Yum China Holdings, Inc.	2,544
25	Yum! Brands, Inc.	3,262
		28,601
	Household Durables — 0.2%
34	KB Home	2,281
20	Meritage Homes Corp.	1,557
35	Taylor Morrison Home Corp.(a)	2,256
24	Toll Brothers, Inc.	3,260
		9,354
	Household Products — 0.2%
23	Church & Dwight Co., Inc.	2,427
9	Colgate-Palmolive Co.	780
51	Energizer Holdings, Inc.	1,733
44	Procter & Gamble Co.	7,304
		12,244
	Independent Power & Renewable Electricity Producers — 0.0%
73	AES Corp.	803
41	Clearway Energy, Inc., Class A	1,006
		1,809
	Industrial Conglomerates — 0.1%
6	3M Co.	913
7	Honeywell International, Inc.	1,566
		2,479
	Industrial REITs — 0.1%
11	Prologis, Inc.	1,312
48	Rexford Industrial Realty, Inc.	1,951
		3,263
	Insurance — 0.9%
5	Allstate Corp.	962
133	American International Group, Inc.	9,797
9	Arch Capital Group Ltd.	838
8	Arthur J Gallagher & Co.	2,414
28	Assured Guaranty Ltd.	2,649
4	Chubb Ltd.	1,087
24	First American Financial Corp.	1,517
15	Hanover Insurance Group, Inc.	2,296
16	Hartford Financial Services Group, Inc.	1,785
7	Marsh & McLennan Cos., Inc.	1,518
7	Prudential Financial, Inc.	845
31	Reinsurance Group of America, Inc.	7,064
21	Selective Insurance Group, Inc.	1,767
8	Travelers Cos., Inc.	1,961
28	Willis Towers Watson PLC	9,228
		45,728
	Interactive Media & Services — 1.5%
90	Alphabet, Inc., Class A	18,362
131	Alphabet, Inc., Class C	26,934
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2020 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
42	Meta Platforms, Inc., Class A	$28,945
40	Yelp, Inc.(a)	1,598
		75,839
	IT Services — 0.3%
8	Accenture PLC, Class A	3,080
23	Cognizant Technology Solutions Corp., Class A	1,900
9	International Business Machines Corp.	2,301
39	Kyndryl Holdings, Inc.(a)	1,480
65	Shopify, Inc., Class A(a)	7,592
		16,353
	Leisure Products — 0.0%
80	Mattel, Inc.(a)	1,491
	Life Sciences Tools & Services — 0.4%
5	Agilent Technologies, Inc.	758
96	Avantor, Inc.(a)	2,139
2	Bio-Techne Corp.	147
1	Charles River Laboratories International, Inc.(a)	165
6	Danaher Corp.	1,336
40	Illumina, Inc.(a)	5,310
42	IQVIA Holdings, Inc.(a)	8,457
8	Repligen Corp.(a)	1,330
1	West Pharmaceutical Services, Inc.	341
		19,983
	Machinery — 0.6%
12	AGCO Corp.	1,253
29	Deere & Co.	13,820
8	Dover Corp.	1,629
13	Fortive Corp.	1,057
37	Graco, Inc.	3,114
3	Illinois Tool Works, Inc.	778
25	ITT, Inc.	3,776
14	Oshkosh Corp.	1,630
15	SPX Technologies, Inc.(a)	2,228
23	Terex Corp.	1,106
16	Toro Co.	1,332
		31,723
	Media — 0.4%
21	Charter Communications, Inc., Class A(a)	7,255
171	Comcast Corp., Class A	5,756
62	Interpublic Group of Cos., Inc.	1,777
29	Liberty Broadband Corp., Class C(a)	2,223
21	Omnicom Group, Inc.	1,823
		18,834
	Metals & Mining — 0.1%
32	Alcoa Corp.	1,130
8	Carpenter Technology Corp.	1,545
5	Freeport-McMoRan, Inc.	179
19	Newmont Corp.	812
8	Reliance, Inc.	2,316
34	U.S. Steel Corp.	1,253
		7,235
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
117	Annaly Capital Management, Inc.	2,388
	Multi-Utilities — 0.1%
19	Consolidated Edison, Inc.	1,781
7	DTE Energy Co.	839
6	WEC Energy Group, Inc.	596
		3,216
Shares	Description	Value (†)
	Office REITs — 0.2%
85	COPT Defense Properties	$2,502
205	Easterly Government Properties, Inc.	2,329
72	Highwoods Properties, Inc.	2,145
38	Kilroy Realty Corp.	1,483
		8,459
	Oil, Gas & Consumable Fuels — 1.2%
119	Antero Midstream Corp.	1,909
55	Antero Resources Corp.(a)	2,053
198	APA Corp.	4,342
27	Chevron Corp.	4,028
54	CNX Resources Corp.(a)	1,479
98	ConocoPhillips	9,685
23	Devon Energy Corp.	784
5	Diamondback Energy, Inc.	822
72	EOG Resources, Inc.	9,057
65	Exxon Mobil Corp.	6,944
5	Hess Corp.	695
79	Kinder Morgan, Inc.	2,171
14	ONEOK, Inc.	1,360
37	Ovintiv, Inc.	1,562
84	Phillips 66	9,901
41	Range Resources Corp.	1,519
5	Valero Energy Corp.	665
30	Williams Cos., Inc.	1,663
		60,639
	Passenger Airlines — 0.2%
131	American Airlines Group, Inc.(a)	2,216
106	Delta Air Lines, Inc.	7,131
		9,347
	Personal Care Products — 0.2%
9	Estee Lauder Cos., Inc., Class A	751
332	Kenvue, Inc.	7,068
		7,819
	Pharmaceuticals — 0.8%
41	Bristol-Myers Squibb Co.	2,417
4	Eli Lilly & Co.	3,244
11	Jazz Pharmaceuticals PLC(a)	1,368
44	Johnson & Johnson	6,694
106	Merck & Co., Inc.	10,475
21	Novartis AG, ADR	2,199
66	Novo Nordisk AS, ADR	5,574
107	Pfizer, Inc.	2,838
63	Roche Holding AG, ADR	2,473
10	Zoetis, Inc.	1,709
		38,991
	Professional Services — 0.3%
4	Automatic Data Processing, Inc.	1,212
22	Equifax, Inc.	6,045
23	Exponent, Inc.	2,109
22	Korn Ferry	1,556
7	Leidos Holdings, Inc.	994
5	Paychex, Inc.	738
8	Paylocity Holding Corp.(a)	1,644
		14,298
	Real Estate Management & Development — 0.2%
56	CBRE Group, Inc., Class A(a)	8,105
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2020 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — continued
2	CoStar Group, Inc.(a)	$153
11	Jones Lang LaSalle, Inc.(a)	3,111
		11,369
	Residential REITs — 0.0%
5	AvalonBay Communities, Inc.	1,108
	Retail REITs — 0.1%
150	Brixmor Property Group, Inc.	3,909
	Semiconductors & Semiconductor Equipment — 1.7%
22	Advanced Micro Devices, Inc.(a)	2,551
12	Analog Devices, Inc.	2,543
8	Applied Materials, Inc.	1,443
53	ARM Holdings PLC, ADR(a)	8,456
23	Broadcom, Inc.	5,089
40	Intel Corp.	777
9	Lam Research Corp.	729
20	Lattice Semiconductor Corp.(a)	1,140
3	Microchip Technology, Inc.	163
19	Micron Technology, Inc.	1,733
22	MKS Instruments, Inc.	2,492
355	NVIDIA Corp.	42,625
3	ON Semiconductor Corp.(a)	157
8	Onto Innovation, Inc.(a)	1,638
46	QUALCOMM, Inc.	7,955
8	Silicon Laboratories, Inc.(a)	1,085
14	Synaptics, Inc.(a)	1,189
13	Texas Instruments, Inc.	2,400
		84,165
	Software — 2.0%
4	Adobe, Inc.(a)	1,750
2	ANSYS, Inc.(a)	701
32	Autodesk, Inc.(a)	9,963
4	Cadence Design Systems, Inc.(a)	1,190
23	DocuSign, Inc.(a)	2,225
43	Dynatrace, Inc.(a)	2,483
1	Intuit, Inc.	602
10	Manhattan Associates, Inc.(a)	2,086
85	Microsoft Corp.	35,280
100	Oracle Corp.	17,006
4	Palo Alto Networks, Inc.(a)	738
5	PTC, Inc.(a)	967
8	Qualys, Inc.(a)	1,115
4	Roper Technologies, Inc.	2,303
28	Salesforce, Inc.	9,568
2	ServiceNow, Inc.(a)	2,037
7	SPS Commerce, Inc.(a)	1,293
3	Synopsys, Inc.(a)	1,576
2	Tyler Technologies, Inc.(a)	1,203
21	Workday, Inc., Class A(a)	5,503
		99,589
	Specialized REITs — 0.1%
4	American Tower Corp.	740
6	Crown Castle, Inc.	536
3	Digital Realty Trust, Inc.	491
1	Equinix, Inc.	914
18	Weyerhaeuser Co.	551
		3,232
	Specialty Retail — 0.5%
8	Abercrombie & Fitch Co., Class A(a)	955
4	Asbury Automotive Group, Inc.(a)	1,187
Shares	Description	Value (†)
	Specialty Retail — continued
9	Burlington Stores, Inc.(a)	$2,555
7	Dick's Sporting Goods, Inc.	1,680
16	Floor & Decor Holdings, Inc., Class A(a)	1,602
10	Home Depot, Inc.	4,120
5	Lithia Motors, Inc.	1,881
6	Lowe's Cos., Inc.	1,560
1	O'Reilly Automotive, Inc.(a)	1,294
7	Ross Stores, Inc.	1,054
28	TJX Cos., Inc.	3,494
13	Williams-Sonoma, Inc.	2,748
		24,130
	Technology Hardware, Storage & Peripherals — 0.7%
135	Apple, Inc.	31,860
39	Hewlett Packard Enterprise Co.	826
22	HP, Inc.	715
7	NetApp, Inc.	855
12	Western Digital Corp.(a)	782
		35,038
	Textiles, Apparel & Luxury Goods — 0.1%
9	Crocs, Inc.(a)	919
3	Deckers Outdoor Corp.(a)	532
1	Lululemon Athletica, Inc.(a)	414
14	PVH Corp.	1,254
3	Ralph Lauren Corp.	749
204	Under Armour, Inc., Class A(a)	1,703
52	VF Corp.	1,351
		6,922
	Trading Companies & Distributors — 0.1%
35	Core & Main, Inc., Class A(a)	1,975
6	Watsco, Inc.	2,872
		4,847
	Water Utilities — 0.1%
17	American States Water Co.	1,266
4	American Water Works Co., Inc.	499
32	Essential Utilities, Inc.	1,135
		2,900
	Total Common Stocks (Identified Cost $1,237,800)	1,441,952

Principal Amount
Bonds and Notes — 20.8%
	Apartment REITs — 0.1%
$5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,551
	Automotive — 0.5%
10,000	Cummins, Inc., 5.150%, 2/20/2034	10,028
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,918
2,000	Lear Corp., 4.250%, 5/15/2029	1,933
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,285
		25,164
	Banking — 2.4%
5,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,759
12,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	10,378
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	10,511
9,000	Citigroup, Inc., 4.600%, 3/09/2026	8,995
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2020 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$9,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	$8,976
10,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	10,008
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,941
7,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	7,521
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	4,835
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,724
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,913
10,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	9,715
10,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	9,994
6,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,020
9,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,990
		118,280
	Brokerage — 0.3%
10,000	BlackRock, Inc., 2.400%, 4/30/2030	8,915
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,439
		15,354
	Building Materials — 0.3%
5,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	4,609
10,000	Owens Corning, 3.950%, 8/15/2029	9,592
		14,201
	Chemicals — 0.3%
12,000	Ecolab, Inc., 2.125%, 2/01/2032	10,000
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,724
		12,724
	Consumer Products — 0.1%
4,000	Procter & Gamble Co., 3.000%, 3/25/2030	3,711
	Diversified Manufacturing — 0.3%
9,000	Eaton Corp., 4.150%, 3/15/2033	8,481
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,446
		13,927
	Electric — 0.9%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,594
11,000	Entergy Corp., 0.900%, 9/15/2025	10,748
5,000	Exelon Corp., 4.050%, 4/15/2030	4,776
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,560
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,840
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,485
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,885
		42,888
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,903
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,194
		7,097
	Finance Companies — 0.2%
5,000	ARES Capital Corp., 3.250%, 7/15/2025	4,966
7,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,614
		11,580
	Food & Beverage — 0.8%
11,000	Coca-Cola Co., 1.450%, 6/01/2027	10,306
Principal Amount	Description	Value (†)
	Food & Beverage — continued
$8,000	General Mills, Inc., 4.000%, 4/17/2025	$7,992
8,000	Kellanova, 4.300%, 5/15/2028	7,892
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,496
10,000	PepsiCo, Inc., 2.750%, 3/19/2030	9,105
		39,791
	Government Owned - No Guarantee — 0.5%
9,000	Equinor ASA, 3.625%, 4/06/2040	7,317
15,000	Federal National Mortgage Association, 6.625%, 11/15/2030	16,672
		23,989
	Health Care REITs — 0.3%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,887
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,374
		14,261
	Health Insurance — 0.3%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,830
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,252
		16,082
	Healthcare — 0.3%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,914
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,953
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,826
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,522
		17,215
	Integrated Energy — 0.4%
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,981
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,643
		17,624
	Life Insurance — 0.3%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,081
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,404
4,000	MetLife, Inc., 5.375%, 7/15/2033	4,045
6,000	Prudential Financial, Inc., 3.935%, 12/07/2049	4,517
		17,047
	Media Entertainment — 0.1%
5,000	Netflix, Inc., 3.625%, 6/15/2025(b)	4,979
	Metals & Mining — 0.1%
5,000	Nucor Corp., 3.125%, 4/01/2032	4,395
	Midstream — 0.1%
7,000	Enbridge, Inc., 5.625%, 4/05/2034	7,020
	Mortgage Related — 5.5%
4,266	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,331
6,963	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	5,431
10,990	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	8,972
722	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2051	595
8,709	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	7,127
18,114	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	14,765
746	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	637
11,746	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	10,001
7,787	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	6,626
9,672	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	8,230
7,553	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	6,695
10,671	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	9,451
859	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	787
9,389	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	9,070
3,486	Federal National Mortgage Association, 2.000%, 9/01/2050	2,738
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2020 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$8,710	Federal National Mortgage Association, 2.000%, 7/01/2051	$6,820
19,135	Federal National Mortgage Association, 2.000%, 8/01/2051	14,996
8,164	Federal National Mortgage Association, 2.000%, 10/01/2051	6,392
2,982	Federal National Mortgage Association, 2.500%, 8/01/2050	2,447
15,206	Federal National Mortgage Association, 2.500%, 2/01/2051	12,414
2,226	Federal National Mortgage Association, 2.500%, 8/01/2051	1,819
6,067	Federal National Mortgage Association, 2.500%, 9/01/2051	4,959
2,120	Federal National Mortgage Association, 3.000%, 6/01/2035	1,993
1,431	Federal National Mortgage Association, 3.000%, 6/01/2050	1,224
4,219	Federal National Mortgage Association, 3.000%, 8/01/2050	3,614
13,916	Federal National Mortgage Association, 3.000%, 5/01/2051	11,884
10,017	Federal National Mortgage Association, 3.000%, 4/01/2052	8,537
4,477	Federal National Mortgage Association, 3.500%, 8/01/2049	3,983
1,171	Federal National Mortgage Association, 3.500%, 8/01/2049	1,045
17,503	Federal National Mortgage Association, 3.500%, 5/01/2052	15,517
999	Federal National Mortgage Association, 4.000%, 3/01/2050	922
2,597	Federal National Mortgage Association, 4.000%, 8/01/2052	2,379
8,635	Federal National Mortgage Association, 4.000%, 9/01/2052	7,911
9,226	Federal National Mortgage Association, 4.000%, 5/01/2053	8,440
777	Federal National Mortgage Association, 4.500%, 5/01/2049	741
297	Federal National Mortgage Association, 4.500%, 6/01/2049	283
4,485	Federal National Mortgage Association, 4.500%, 2/01/2053	4,230
902	Federal National Mortgage Association, 4.500%, 4/01/2053	850
1,831	Federal National Mortgage Association, 4.500%, 7/01/2053	1,725
9,312	Federal National Mortgage Association, 4.500%, 8/01/2053	8,767
808	Government National Mortgage Association, 3.000%, 4/20/2052	704
9,064	Government National Mortgage Association, 3.000%, 6/20/2052	7,894
4,645	Government National Mortgage Association, 4.000%, 8/20/2053	4,279
5,479	Government National Mortgage Association, 5.000%, 7/20/2053	5,333
23,662	Government National Mortgage Association, 5.500%, 4/20/2053	23,564
		270,122
Principal Amount	Description	Value (†)
	Office REITs — 0.1%
$5,000	Boston Properties LP, 2.750%, 10/01/2026	$4,827
	Oil Field Services — 0.2%
5,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	4,831
5,000	Schlumberger Investment SA, 4.850%, 5/15/2033	4,875
		9,706
	Other REITs — 0.1%
7,000	Prologis LP, 1.250%, 10/15/2030	5,765
	Pharmaceuticals — 0.5%
12,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	10,303
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,484
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,729
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,528
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,249
		23,293
	Property & Casualty Insurance — 0.1%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,821
6,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	5,193
		7,014
	Railroads — 0.2%
9,000	CSX Corp., 2.600%, 11/01/2026	8,717
	Restaurants — 0.2%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,917
	Retail REITs — 0.1%
3,000	Realty Income Corp., 2.700%, 2/15/2032	2,551
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,892
		5,443
	Retailers — 0.3%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,534
12,000	TJX Cos., Inc., 1.150%, 5/15/2028	10,768
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,865
		17,167
	Technology — 1.5%
9,000	Adobe, Inc., 2.300%, 2/01/2030	8,039
8,000	Apple, Inc., 2.500%, 2/09/2025	7,997
1,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	813
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,781
5,000	Intel Corp., 2.450%, 11/15/2029	4,425
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,347
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,591
9,000	Oracle Corp., 2.950%, 5/15/2025	8,957
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,993
6,000	QUALCOMM, Inc., 4.500%, 5/20/2052	5,052
9,000	Salesforce, Inc., 1.500%, 7/15/2028	8,127
6,000	Texas Instruments, Inc., 4.900%, 3/14/2033	5,967
		73,089
	Treasuries — 2.8%
17,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	8,071
11,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	7,841
10,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	6,837
25,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	18,230
25,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	18,957
14,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	10,304
18,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	13,134
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2020 Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — continued
$8,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	$7,286
51,000	U.S. Treasury Notes, 0.375%, 11/30/2025	49,404
		140,064
	Utility Other — 0.1%
5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,890
	Wireless — 0.1%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,203
	Wirelines — 0.3%
5,000	AT&T, Inc., 3.650%, 6/01/2051	3,527
14,000	Verizon Communications, Inc., 2.650%, 11/20/2040	9,618
		13,145
	Total Bonds and Notes (Identified Cost $1,089,364)	1,026,242

Shares
Exchange-Traded Funds — 3.8%
2,393	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $187,260)	190,291

Mutual Funds — 5.4%
4,944	WCM Focused Emerging Markets Fund, Institutional Class	75,189
8,237	WCM Focused International Growth Fund, Institutional Class	191,510
	Total Mutual Funds (Identified Cost $288,008)	266,699

Affiliated Mutual Funds — 39.4%
72,645	Loomis Sayles Inflation Protected Securities Fund, Class N	695,936
49,740	Loomis Sayles Limited Term Government and Agency Fund, Class N	536,696
60,763	Mirova Global Green Bond Fund, Class N	522,561
15,315	Mirova International Sustainable Equity Fund, Class N	191,283
	Total Affiliated Mutual Funds (Identified Cost $2,060,455)	1,946,476

Principal Amount
Short-Term Investments — 2.5%
$126,476	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $126,503 on 2/03/2025 collateralized by $8,600 U.S. Treasury Note, 4.250% due 12/31/2026 valued at $8,714; $119,600 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $120,779 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $126,476)	126,476
	Total Investments — 101.1% (Identified Cost $4,989,363)	4,998,136
	Other assets less liabilities — (1.1)%	(55,926)
	Net Assets — 100.0%	$4,942,210

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of
Rule 144A holdings amounted to $14,408 or 0.3% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2025
Fixed Income	56.3%
Equity	42.3
Short-Term Investments	2.5
Total Investments	101.1
Other assets less liabilities	(1.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2025 Fund

Shares	Description	Value (†)
Common Stocks — 34.0% of Net Assets
	Aerospace & Defense — 0.7%
59	AAR Corp.(a)	$3,998
3	Axon Enterprise, Inc.(a)	1,957
156	Boeing Co.(a)	27,537
37	General Electric Co.	7,532
12	L3Harris Technologies, Inc.	2,544
10	Lockheed Martin Corp.	4,629
26	Moog, Inc., Class A	4,723
4	Northrop Grumman Corp.	1,949
48	RTX Corp.	6,190
31	Woodward, Inc.	5,743
		66,802
	Air Freight & Logistics — 0.2%
74	Expeditors International of Washington, Inc.	8,405
8	FedEx Corp.	2,119
48	GXO Logistics, Inc.(a)	2,181
13	United Parcel Service, Inc., Class B	1,485
		14,190
	Automobile Components — 0.3%
210	BorgWarner, Inc.	6,699
170	Magna International, Inc.	6,744
344	Mobileye Global, Inc., Class A(a)	5,684
48	Visteon Corp.(a)	4,035
		23,162
	Automobiles — 1.1%
527	General Motors Co.	26,066
173	Tesla, Inc.(a)	69,996
23	Thor Industries, Inc.	2,365
		98,427
	Banks — 1.8%
105	Ameris Bancorp	6,893
173	Atlantic Union Bankshares Corp.	6,534
182	Banc of California, Inc.	2,916
563	Bank of America Corp.	26,067
361	Citigroup, Inc.	29,396
22	Citizens Financial Group, Inc.	1,047
60	East West Bancorp, Inc.	6,178
7	First Citizens BancShares, Inc., Class A	15,433
323	First Financial Bancorp	9,051
313	Fulton Financial Corp.	6,366
54	JPMorgan Chase & Co.	14,434
27	PNC Financial Services Group, Inc.	5,426
87	SouthState Corp.	9,186
42	Truist Financial Corp.	2,000
57	U.S. Bancorp	2,724
100	Webster Financial Corp.	6,024
208	Wells Fargo & Co.	16,390
		166,065
	Beverages — 0.6%
15	Boston Beer Co., Inc., Class A(a)	3,760
119	Coca-Cola Co.	7,554
442	Keurig Dr. Pepper, Inc.	14,188
385	Monster Beverage Corp.(a)	18,754
52	PepsiCo, Inc.	7,836
		52,092
	Biotechnology — 0.8%
40	AbbVie, Inc.	7,356
63	Alnylam Pharmaceuticals, Inc.(a)	17,092
Shares	Description	Value (†)
	Biotechnology — continued
8	Amgen, Inc.	$2,283
51	BioMarin Pharmaceutical, Inc.(a)	3,231
73	CRISPR Therapeutics AG(a)	3,036
49	Gilead Sciences, Inc.	4,763
51	Halozyme Therapeutics, Inc.(a)	2,889
21	Incyte Corp.(a)	1,557
30	Neurocrine Biosciences, Inc.(a)	4,555
23	Regeneron Pharmaceuticals, Inc.(a)	15,479
20	Sarepta Therapeutics, Inc.(a)	2,274
9	United Therapeutics Corp.(a)	3,161
3	Vertex Pharmaceuticals, Inc.(a)	1,385
		69,061
	Broadline Retail — 1.1%
57	Alibaba Group Holding Ltd., ADR	5,634
362	Amazon.com, Inc.(a)	86,040
23	eBay, Inc.	1,552
23	Ollie's Bargain Outlet Holdings, Inc.(a)	2,565
		95,791
	Building Products — 0.4%
13	Carlisle Cos., Inc.	5,063
28	Carrier Global Corp.	1,831
151	Fortune Brands Innovations, Inc.	10,822
119	Masco Corp.	9,434
33	Owens Corning	6,090
32	Trex Co., Inc.(a)	2,331
		35,571
	Capital Markets — 2.0%
227	Bank of New York Mellon Corp.	19,506
7	BlackRock, Inc.	7,529
84	Carlyle Group, Inc.	4,717
12	Cboe Global Markets, Inc.	2,452
351	Charles Schwab Corp.	29,035
25	CME Group, Inc.	5,913
18	FactSet Research Systems, Inc.	8,539
7	Goldman Sachs Group, Inc.	4,483
161	Intercontinental Exchange, Inc.	25,733
83	Janus Henderson Group PLC	3,729
17	KKR & Co., Inc.	2,840
17	Morgan Stanley	2,353
15	MSCI, Inc.	8,952
187	Nasdaq, Inc.	15,398
11	Northern Trust Corp.	1,235
11	S&P Global, Inc.	5,736
109	SEI Investments Co.	9,437
181	State Street Corp.	18,393
61	Stifel Financial Corp.	7,067
9	T. Rowe Price Group, Inc.	1,052
		184,099
	Chemicals — 0.6%
8	Air Products & Chemicals, Inc.	2,682
57	Celanese Corp.	4,049
283	Corteva, Inc.	18,471
13	DuPont de Nemours, Inc.	998
18	Ecolab, Inc.	4,504
45	HB Fuller Co.	2,841
32	Innospec, Inc.	3,627
15	Linde PLC	6,692
38	Minerals Technologies, Inc.	2,914
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2025 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
6	Sherwin-Williams Co.	$2,149
50	Stepan Co.	3,170
		52,097
	Commercial Services & Supplies — 0.1%
24	MSA Safety, Inc.	3,954
51	RB Global, Inc.	4,563
7	Waste Management, Inc.	1,542
		10,059
	Communications Equipment — 0.1%
42	Ciena Corp.(a)	3,660
16	F5, Inc.(a)	4,756
		8,416
	Construction & Engineering — 0.2%
54	AECOM	5,694
11	Comfort Systems USA, Inc.	4,804
11	EMCOR Group, Inc.	4,929
		15,427
	Construction Materials — 0.1%
5	Martin Marietta Materials, Inc.	2,721
14	Vulcan Materials Co.	3,838
		6,559
	Consumer Finance — 0.5%
509	Ally Financial, Inc.	19,836
11	American Express Co.	3,492
102	Capital One Financial Corp.	20,778
		44,106
	Consumer Staples Distribution & Retail — 0.6%
44	BJ's Wholesale Club Holdings, Inc.(a)	4,358
11	Casey's General Stores, Inc.	4,640
5	Costco Wholesale Corp.	4,899
348	Kroger Co.	21,451
34	Sprouts Farmers Market, Inc.(a)	5,384
10	Target Corp.	1,379
102	Walmart, Inc.	10,012
		52,123
	Containers & Packaging — 0.1%
45	Crown Holdings, Inc.	3,954
72	Sonoco Products Co.	3,430
		7,384
	Distributors — 0.1%
66	Genuine Parts Co.	7,672
	Diversified Consumer Services — 0.1%
8	Duolingo, Inc.(a)	2,912
28	Grand Canyon Education, Inc.(a)	4,918
54	Service Corp. International	4,218
		12,048
	Diversified REITs — 0.0%
130	American Assets Trust, Inc.	3,156
	Diversified Telecommunication Services — 0.2%
369	AT&T, Inc.	8,756
76	Iridium Communications, Inc.	2,185
185	Verizon Communications, Inc.	7,287
		18,228
	Electric Utilities — 0.2%
35	Alliant Energy Corp.	2,061
Shares	Description	Value (†)
	Electric Utilities — continued
49	Eversource Energy	$2,826
35	Exelon Corp.	1,400
80	FirstEnergy Corp.	3,184
31	IDACORP, Inc.	3,408
170	PPL Corp.	5,712
31	Xcel Energy, Inc.	2,083
		20,674
	Electrical Equipment — 0.2%
11	Eaton Corp. PLC	3,591
38	Emerson Electric Co.	4,938
7	GE Vernova, Inc.	2,610
71	nVent Electric PLC	4,621
26	Regal Rexnord Corp.	4,127
		19,887
	Electronic Equipment, Instruments & Components — 0.5%
35	Advanced Energy Industries, Inc.	4,028
45	Amphenol Corp., Class A	3,185
71	Avnet, Inc.	3,668
59	Cognex Corp.	2,354
39	Coherent Corp.(a)	3,529
13	Fabrinet(a)	2,811
102	Flex Ltd.(a)	4,248
181	Knowles Corp.(a)	3,426
11	Littelfuse, Inc.	2,622
81	TE Connectivity PLC	11,986
4	Teledyne Technologies, Inc.(a)	2,045
4	Zebra Technologies Corp., Class A(a)	1,568
		45,470
	Energy Equipment & Services — 0.1%
156	ChampionX Corp.	4,468
213	NOV, Inc.	3,078
51	Schlumberger NV	2,054
		9,600
	Entertainment — 1.0%
19	Electronic Arts, Inc.	2,335
16	Live Nation Entertainment, Inc.(a)	2,315
48	Netflix, Inc.(a)	46,885
10	Take-Two Interactive Software, Inc.(a)	1,855
218	Walt Disney Co.	24,647
1,003	Warner Bros. Discovery, Inc.(a)	10,471
		88,508
	Financial Services — 1.3%
86	Block, Inc.(a)	7,811
245	Corebridge Financial, Inc.	8,271
142	Equitable Holdings, Inc.	7,728
84	Fiserv, Inc.(a)	18,147
130	Global Payments, Inc.	14,670
7	Jack Henry & Associates, Inc.	1,219
7	Mastercard, Inc., Class A	3,888
254	MGIC Investment Corp.	6,487
98	PayPal Holdings, Inc.(a)	8,681
111	Visa, Inc., Class A	37,940
54	Voya Financial, Inc.	3,833
15	WEX, Inc.(a)	2,758
		121,433
	Food Products — 0.3%
42	Campbell's Co.	1,628
94	General Mills, Inc.	5,653
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2025 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
12	Hershey Co.	$1,791
30	Ingredion, Inc.	4,093
43	Kellanova	3,515
133	Kraft Heinz Co.	3,969
27	McCormick & Co., Inc.	2,085
75	Mondelez International, Inc., Class A	4,349
		27,083
	Gas Utilities — 0.1%
23	Atmos Energy Corp.	3,278
84	New Jersey Resources Corp.	4,028
52	ONE Gas, Inc.	3,673
		10,979
	Ground Transportation — 0.2%
105	CSX Corp.	3,451
6	Norfolk Southern Corp.	1,532
23	Ryder System, Inc.	3,667
7	Saia, Inc.(a)	3,361
24	Uber Technologies, Inc.(a)	1,604
14	Union Pacific Corp.	3,469
27	XPO, Inc.(a)	3,609
		20,693
	Health Care Equipment & Supplies — 0.6%
5	Align Technology, Inc.(a)	1,096
206	Baxter International, Inc.	6,707
16	Becton Dickinson & Co.	3,962
19	Edwards Lifesciences Corp.(a)	1,376
17	GE HealthCare Technologies, Inc.	1,501
32	Glaukos Corp.(a)	5,006
29	Hologic, Inc.(a)	2,092
26	Intuitive Surgical, Inc.(a)	14,869
26	LeMaitre Vascular, Inc.	2,520
47	Merit Medical Systems, Inc.(a)	5,117
12	Penumbra, Inc.(a)	3,204
5	ResMed, Inc.	1,181
11	STERIS PLC	2,427
16	Stryker Corp.	6,261
13	Zimmer Biomet Holdings, Inc.	1,423
		58,742
	Health Care Providers & Services — 0.9%
25	Cardinal Health, Inc.	3,091
296	Centene Corp.(a)	18,953
8	Chemed Corp.	4,496
15	Cigna Group	4,413
165	CVS Health Corp.	9,319
36	Elevance Health, Inc.	14,245
4	HCA Healthcare, Inc.	1,320
41	HealthEquity, Inc.(a)	4,527
3	Humana, Inc.	880
6	Labcorp Holdings, Inc.	1,499
4	McKesson Corp.	2,379
24	UnitedHealth Group, Inc.	13,020
		78,142
	Health Care REITs — 0.1%
46	Welltower, Inc.	6,278
	Health Care Technology — 0.3%
269	Doximity, Inc., Class A(a)	15,898
54	Veeva Systems, Inc., Class A(a)	12,596
		28,494
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
50	Host Hotels & Resorts, Inc.	$835
	Hotels, Restaurants & Leisure — 0.7%
69	Airbnb, Inc., Class A(a)	9,051
89	Aramark	3,463
1	Booking Holdings, Inc.	4,738
43	Chipotle Mexican Grill, Inc.(a)	2,509
34	Marriott Vacations Worldwide Corp.	2,950
23	McDonald's Corp.	6,640
149	Starbucks Corp.	16,044
76	Travel & Leisure Co.	4,131
10	Wingstop, Inc.	2,979
120	Yum China Holdings, Inc.	5,550
51	Yum! Brands, Inc.	6,656
		64,711
	Household Durables — 0.2%
76	KB Home	5,100
44	Meritage Homes Corp.	3,426
78	Taylor Morrison Home Corp.(a)	5,028
50	Toll Brothers, Inc.	6,790
		20,344
	Household Products — 0.3%
45	Church & Dwight Co., Inc.	4,748
17	Colgate-Palmolive Co.	1,474
112	Energizer Holdings, Inc.	3,807
88	Procter & Gamble Co.	14,607
		24,636
	Independent Power & Renewable Electricity Producers — 0.0%
134	AES Corp.	1,474
89	Clearway Energy, Inc., Class A	2,183
		3,657
	Industrial Conglomerates — 0.0%
12	3M Co.	1,827
13	Honeywell International, Inc.	2,908
		4,735
	Industrial REITs — 0.1%
21	Prologis, Inc.	2,504
105	Rexford Industrial Realty, Inc.	4,270
		6,774
	Insurance — 1.1%
10	Allstate Corp.	1,923
288	American International Group, Inc.	21,214
20	Arch Capital Group Ltd.	1,861
19	Arthur J Gallagher & Co.	5,735
58	Assured Guaranty Ltd.	5,487
9	Chubb Ltd.	2,447
52	First American Financial Corp.	3,288
34	Hanover Insurance Group, Inc.	5,205
33	Hartford Financial Services Group, Inc.	3,681
14	Marsh & McLennan Cos., Inc.	3,036
16	Prudential Financial, Inc.	1,932
69	Reinsurance Group of America, Inc.	15,722
45	Selective Insurance Group, Inc.	3,786
16	Travelers Cos., Inc.	3,923
60	Willis Towers Watson PLC	19,774
		99,014
	Interactive Media & Services — 1.8%
194	Alphabet, Inc., Class A	39,580
278	Alphabet, Inc., Class C	57,157
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2025 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
90	Meta Platforms, Inc., Class A	$62,026
87	Yelp, Inc.(a)	3,475
		162,238
	IT Services — 0.4%
20	Accenture PLC, Class A	7,699
47	Cognizant Technology Solutions Corp., Class A	3,883
18	International Business Machines Corp.	4,602
85	Kyndryl Holdings, Inc.(a)	3,227
140	Shopify, Inc., Class A(a)	16,352
		35,763
	Leisure Products — 0.0%
163	Mattel, Inc.(a)	3,038
	Life Sciences Tools & Services — 0.5%
10	Agilent Technologies, Inc.	1,515
215	Avantor, Inc.(a)	4,790
8	Bio-Techne Corp.	589
2	Charles River Laboratories International, Inc.(a)	330
15	Danaher Corp.	3,341
87	Illumina, Inc.(a)	11,548
92	IQVIA Holdings, Inc.(a)	18,525
17	Repligen Corp.(a)	2,826
2	West Pharmaceutical Services, Inc.	683
		44,147
	Machinery — 0.7%
23	AGCO Corp.	2,402
64	Deere & Co.	30,500
18	Dover Corp.	3,666
29	Fortive Corp.	2,358
76	Graco, Inc.	6,397
6	Illinois Tool Works, Inc.	1,555
54	ITT, Inc.	8,155
31	Oshkosh Corp.	3,608
30	SPX Technologies, Inc.(a)	4,456
51	Terex Corp.	2,453
32	Toro Co.	2,665
		68,215
	Media — 0.4%
46	Charter Communications, Inc., Class A(a)	15,892
371	Comcast Corp., Class A	12,488
113	Interpublic Group of Cos., Inc.	3,240
64	Liberty Broadband Corp., Class C(a)	4,906
43	Omnicom Group, Inc.	3,732
		40,258
	Metals & Mining — 0.2%
69	Alcoa Corp.	2,437
18	Carpenter Technology Corp.	3,475
16	Freeport-McMoRan, Inc.	574
36	Newmont Corp.	1,538
16	Reliance, Inc.	4,632
66	U.S. Steel Corp.	2,432
		15,088
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
260	Annaly Capital Management, Inc.	5,307
	Multi-Utilities — 0.1%
36	Consolidated Edison, Inc.	3,375
15	DTE Energy Co.	1,798
11	WEC Energy Group, Inc.	1,092
		6,265
Shares	Description	Value (†)
	Office REITs — 0.2%
190	COPT Defense Properties	$5,593
455	Easterly Government Properties, Inc.	5,169
153	Highwoods Properties, Inc.	4,558
83	Kilroy Realty Corp.	3,239
		18,559
	Oil, Gas & Consumable Fuels — 1.4%
250	Antero Midstream Corp.	4,010
117	Antero Resources Corp.(a)	4,366
427	APA Corp.	9,364
60	Chevron Corp.	8,951
115	CNX Resources Corp.(a)	3,149
206	ConocoPhillips	20,359
51	Devon Energy Corp.	1,739
8	Diamondback Energy, Inc.	1,315
155	EOG Resources, Inc.	19,497
1	Expand Energy Corp.	102
134	Exxon Mobil Corp.	14,315
13	Hess Corp.	1,807
174	Kinder Morgan, Inc.	4,782
31	ONEOK, Inc.	3,012
78	Ovintiv, Inc.	3,293
177	Phillips 66	20,863
90	Range Resources Corp.	3,334
13	Valero Energy Corp.	1,729
62	Williams Cos., Inc.	3,437
		129,424
	Passenger Airlines — 0.2%
273	American Airlines Group, Inc.(a)	4,619
223	Delta Air Lines, Inc.	15,001
		19,620
	Personal Care Products — 0.2%
16	Estee Lauder Cos., Inc., Class A	1,335
700	Kenvue, Inc.	14,903
		16,238
	Pharmaceuticals — 0.9%
81	Bristol-Myers Squibb Co.	4,775
8	Eli Lilly & Co.	6,489
22	Jazz Pharmaceuticals PLC(a)	2,736
96	Johnson & Johnson	14,606
223	Merck & Co., Inc.	22,037
45	Novartis AG, ADR	4,712
143	Novo Nordisk AS, ADR	12,076
194	Pfizer, Inc.	5,145
135	Roche Holding AG, ADR	5,299
22	Zoetis, Inc.	3,760
		81,635
	Professional Services — 0.3%
7	Automatic Data Processing, Inc.	2,121
49	Equifax, Inc.	13,464
52	Exponent, Inc.	4,767
41	Korn Ferry	2,900
16	Leidos Holdings, Inc.	2,272
9	Paychex, Inc.	1,329
17	Paylocity Holding Corp.(a)	3,494
		30,347
	Real Estate Management & Development — 0.3%
118	CBRE Group, Inc., Class A(a)	17,079
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2025 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — continued
8	CoStar Group, Inc.(a)	$613
22	Jones Lang LaSalle, Inc.(a)	6,222
		23,914
	Residential REITs — 0.0%
11	AvalonBay Communities, Inc.	2,437
	Retail REITs — 0.1%
314	Brixmor Property Group, Inc.	8,183
	Semiconductors & Semiconductor Equipment — 2.0%
49	Advanced Micro Devices, Inc.(a)	5,682
24	Analog Devices, Inc.	5,085
19	Applied Materials, Inc.	3,427
116	ARM Holdings PLC, ADR(a)	18,508
50	Broadcom, Inc.	11,064
87	Intel Corp.	1,690
20	Lam Research Corp.	1,621
45	Lattice Semiconductor Corp.(a)	2,566
10	Microchip Technology, Inc.	543
36	Micron Technology, Inc.	3,285
44	MKS Instruments, Inc.	4,984
748	NVIDIA Corp.	89,812
9	ON Semiconductor Corp.(a)	471
19	Onto Innovation, Inc.(a)	3,891
94	QUALCOMM, Inc.	16,255
16	Silicon Laboratories, Inc.(a)	2,169
29	Synaptics, Inc.(a)	2,462
28	Texas Instruments, Inc.	5,169
		178,684
	Software — 2.4%
9	Adobe, Inc.(a)	3,937
4	ANSYS, Inc.(a)	1,402
69	Autodesk, Inc.(a)	21,482
10	Cadence Design Systems, Inc.(a)	2,976
47	DocuSign, Inc.(a)	4,546
91	Dynatrace, Inc.(a)	5,255
5	Intuit, Inc.	3,008
21	Manhattan Associates, Inc.(a)	4,380
183	Microsoft Corp.	75,956
209	Oracle Corp.	35,543
10	Palo Alto Networks, Inc.(a)	1,844
12	PTC, Inc.(a)	2,322
17	Qualys, Inc.(a)	2,370
10	Roper Technologies, Inc.	5,756
62	Salesforce, Inc.	21,185
4	ServiceNow, Inc.(a)	4,074
16	SPS Commerce, Inc.(a)	2,955
6	Synopsys, Inc.(a)	3,153
6	Tyler Technologies, Inc.(a)	3,610
45	Workday, Inc., Class A(a)	11,793
		217,547
	Specialized REITs — 0.1%
8	American Tower Corp.	1,480
12	Crown Castle, Inc.	1,072
6	Digital Realty Trust, Inc.	983
2	Equinix, Inc.	1,827
34	Weyerhaeuser Co.	1,041
		6,403
	Specialty Retail — 0.6%
18	Abercrombie & Fitch Co., Class A(a)	2,149
11	Asbury Automotive Group, Inc.(a)	3,263
Shares	Description	Value (†)
	Specialty Retail — continued
18	Burlington Stores, Inc.(a)	$5,111
17	Dick's Sporting Goods, Inc.	4,081
32	Floor & Decor Holdings, Inc., Class A(a)	3,203
21	Home Depot, Inc.	8,652
10	Lithia Motors, Inc.	3,761
13	Lowe's Cos., Inc.	3,381
2	O'Reilly Automotive, Inc.(a)	2,589
12	Ross Stores, Inc.	1,807
55	TJX Cos., Inc.	6,863
28	Williams-Sonoma, Inc.	5,918
		50,778
	Technology Hardware, Storage & Peripherals — 0.8%
286	Apple, Inc.	67,496
68	Hewlett Packard Enterprise Co.	1,441
42	HP, Inc.	1,365
16	NetApp, Inc.	1,953
21	Western Digital Corp.(a)	1,368
		73,623
	Textiles, Apparel & Luxury Goods — 0.2%
19	Crocs, Inc.(a)	1,939
6	Deckers Outdoor Corp.(a)	1,064
2	Lululemon Athletica, Inc.(a)	828
30	PVH Corp.	2,688
8	Ralph Lauren Corp.	1,998
444	Under Armour, Inc., Class A(a)	3,708
111	VF Corp.	2,883
		15,108
	Trading Companies & Distributors — 0.1%
72	Core & Main, Inc., Class A(a)	4,064
14	Watsco, Inc.	6,700
		10,764
	Water Utilities — 0.1%
32	American States Water Co.	2,384
8	American Water Works Co., Inc.	997
70	Essential Utilities, Inc.	2,484
		5,865
	Total Common Stocks (Identified Cost $2,571,615)	3,072,672

Principal Amount
Bonds and Notes — 19.7%
	Apartment REITs — 0.1%
$9,000	Essex Portfolio LP, 3.000%, 1/15/2030	8,192
	Automotive — 0.5%
18,000	Cummins, Inc., 5.150%, 2/20/2034	18,050
16,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	15,836
4,000	Lear Corp., 4.250%, 5/15/2029	3,866
10,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	8,809
		46,561
	Banking — 2.3%
9,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	8,566
20,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	17,296
21,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	20,066
15,000	Citigroup, Inc., 4.600%, 3/09/2026	14,991
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2025 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$15,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	$14,961
17,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	17,014
18,000	KeyCorp, MTN, 2.550%, 10/01/2029	16,094
12,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	12,893
10,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	9,669
9,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	8,585
8,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	7,826
18,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	17,487
18,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	17,990
11,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	9,203
18,000	Westpac Banking Corp., 2.350%, 2/19/2025	17,981
		210,622
	Brokerage — 0.3%
18,000	BlackRock, Inc., 2.400%, 4/30/2030	16,048
18,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	11,590
		27,638
	Building Materials — 0.3%
10,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	9,218
18,000	Owens Corning, 3.950%, 8/15/2029	17,266
		26,484
	Chemicals — 0.2%
22,000	Ecolab, Inc., 2.125%, 2/01/2032	18,334
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,631
		21,965
	Consumer Products — 0.1%
7,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,494
	Diversified Manufacturing — 0.3%
17,000	Eaton Corp., 4.150%, 3/15/2033	16,021
10,000	Emerson Electric Co., 2.000%, 12/21/2028	9,076
		25,097
	Electric — 0.9%
10,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	9,188
19,000	Entergy Corp., 0.900%, 9/15/2025	18,564
10,000	Exelon Corp., 4.050%, 4/15/2030	9,551
19,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	16,514
7,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,626
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,713
16,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	15,796
		79,952
	Environmental — 0.1%
10,000	Republic Services, Inc., 1.450%, 2/15/2031	8,172
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,656
		11,828
	Finance Companies — 0.2%
9,000	ARES Capital Corp., 3.250%, 7/15/2025	8,939
12,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	11,339
		20,278
	Food & Beverage — 0.8%
19,000	Coca-Cola Co., 1.450%, 6/01/2027	17,801
Principal Amount	Description	Value (†)
	Food & Beverage — continued
$17,000	General Mills, Inc., 4.000%, 4/17/2025	$16,983
13,000	Kellanova, 4.300%, 5/15/2028	12,825
8,000	Mondelez International, Inc., 2.750%, 4/13/2030	7,193
17,000	PepsiCo, Inc., 2.750%, 3/19/2030	15,479
		70,281
	Government Owned - No Guarantee — 0.4%
14,000	Equinor ASA, 3.625%, 4/06/2040	11,382
25,000	Federal National Mortgage Association, 6.625%, 11/15/2030	27,786
		39,168
	Health Care REITs — 0.3%
19,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	18,785
10,000	Welltower OP LLC, 2.800%, 6/01/2031	8,749
		27,534
	Health Insurance — 0.3%
15,000	Elevance Health, Inc., 4.101%, 3/01/2028	14,717
12,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	12,432
		27,149
	Healthcare — 0.3%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,880
3,000	CVS Health Corp., 4.300%, 3/25/2028	2,929
9,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	8,739
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,044
		27,592
	Integrated Energy — 0.1%
11,000	Shell International Finance BV, 6.375%, 12/15/2038	12,011
	Life Insurance — 0.4%
5,000	Athene Holding Ltd., 6.150%, 4/03/2030	5,202
14,000	Manulife Financial Corp., 3.703%, 3/16/2032	12,808
9,000	MetLife, Inc., 5.375%, 7/15/2033	9,103
10,000	Prudential Financial, Inc., 3.935%, 12/07/2049	7,528
		34,641
	Media Entertainment — 0.1%
9,000	Netflix, Inc., 3.625%, 6/15/2025(b)	8,961
	Metals & Mining — 0.1%
11,000	Nucor Corp., 3.125%, 4/01/2032	9,670
	Midstream — 0.1%
13,000	Enbridge, Inc., 5.625%, 4/05/2034	13,037
	Mortgage Related — 5.1%
49,403	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	40,269
9,506	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	8,108
13,424	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	11,430
8,557	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	7,287
14,709	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	12,517
3,184	Federal Home Loan Mortgage Corp., 3.500%, 8/01/2049	2,841
12,588	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	11,159
23,121	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	20,477
1,718	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,574
13,145	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	12,698
4,183	Federal National Mortgage Association, 2.000%, 9/01/2050	3,286
27,715	Federal National Mortgage Association, 2.000%, 7/01/2051	21,699
47,837	Federal National Mortgage Association, 2.000%, 8/01/2051	37,489
5,715	Federal National Mortgage Association, 2.000%, 10/01/2051	4,474
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2025 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$3,578	Federal National Mortgage Association, 2.500%, 8/01/2050	$2,937
35,091	Federal National Mortgage Association, 2.500%, 2/01/2051	28,647
11,376	Federal National Mortgage Association, 2.500%, 9/01/2051	9,297
13,191	Federal National Mortgage Association, 2.500%, 2/01/2052	10,752
6,796	Federal National Mortgage Association, 2.500%, 4/01/2052	5,539
2,826	Federal National Mortgage Association, 3.000%, 4/01/2034	2,668
236	Federal National Mortgage Association, 3.000%, 6/01/2049	204
11,906	Federal National Mortgage Association, 3.000%, 12/01/2049	10,209
5,722	Federal National Mortgage Association, 3.000%, 6/01/2050	4,898
25,605	Federal National Mortgage Association, 3.000%, 5/01/2051	21,867
16,696	Federal National Mortgage Association, 3.000%, 4/01/2052	14,228
2,463	Federal National Mortgage Association, 3.500%, 6/01/2049	2,200
2,639	Federal National Mortgage Association, 3.500%, 7/01/2049	2,360
2,342	Federal National Mortgage Association, 3.500%, 8/01/2049	2,090
4,830	Federal National Mortgage Association, 3.500%, 4/01/2052	4,283
16,670	Federal National Mortgage Association, 3.500%, 5/01/2052	14,778
211	Federal National Mortgage Association, 4.000%, 6/01/2049	195
1,499	Federal National Mortgage Association, 4.000%, 3/01/2050	1,383
17,270	Federal National Mortgage Association, 4.000%, 9/01/2052	15,821
18,452	Federal National Mortgage Association, 4.000%, 5/01/2053	16,880
414	Federal National Mortgage Association, 4.500%, 6/01/2048	396
1,555	Federal National Mortgage Association, 4.500%, 5/01/2049	1,483
8,970	Federal National Mortgage Association, 4.500%, 2/01/2053	8,459
18,624	Federal National Mortgage Association, 4.500%, 8/01/2053	17,533
16,479	Government National Mortgage Association, 3.000%, 6/20/2052	14,354
9,290	Government National Mortgage Association, 4.000%, 8/20/2053	8,558
9,131	Government National Mortgage Association, 5.000%, 7/20/2053	8,888
33,454	Government National Mortgage Association, 5.500%, 4/20/2053	33,315
		459,530
	Office REITs — 0.1%
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,723
Principal Amount	Description	Value (†)
	Oil Field Services — 0.2%
$9,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	$8,696
10,000	Schlumberger Investment SA, 4.850%, 5/15/2033	9,750
		18,446
	Other REITs — 0.1%
10,000	Prologis LP, 1.250%, 10/15/2030	8,236
	Pharmaceuticals — 0.5%
19,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	16,313
9,000	Biogen, Inc., 2.250%, 5/01/2030	7,838
9,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	8,513
7,000	Merck & Co., Inc., 1.450%, 6/24/2030	5,899
6,000	Viatris, Inc., 3.850%, 6/22/2040	4,498
		43,061
	Property & Casualty Insurance — 0.2%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,552
11,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	9,521
		14,073
	Railroads — 0.2%
17,000	CSX Corp., 2.600%, 11/01/2026	16,465
	Restaurants — 0.2%
18,000	Starbucks Corp., 2.250%, 3/12/2030	15,834
	Retail REITs — 0.1%
5,000	Realty Income Corp., 2.700%, 2/15/2032	4,251
5,000	Realty Income Corp., 3.400%, 1/15/2028	4,820
		9,071
	Retailers — 0.4%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,068
21,000	TJX Cos., Inc., 1.150%, 5/15/2028	18,843
7,000	Walmart, Inc., 4.100%, 4/15/2033	6,685
		32,596
	Technology — 1.2%
16,000	Adobe, Inc., 2.300%, 2/01/2030	14,291
8,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	7,562
9,000	Intel Corp., 2.450%, 11/15/2029	7,966
17,000	International Business Machines Corp., 4.000%, 6/20/2042	13,878
9,000	NVIDIA Corp., 2.850%, 4/01/2030	8,264
16,000	Oracle Corp., 2.950%, 5/15/2025	15,923
19,000	QUALCOMM, Inc., 1.650%, 5/20/2032	15,186
9,000	QUALCOMM, Inc., 4.500%, 5/20/2052	7,578
15,000	Salesforce, Inc., 1.500%, 7/15/2028	13,546
8,000	Texas Instruments, Inc., 4.900%, 3/14/2033	7,956
		112,150
	Treasuries — 2.7%
29,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	13,768
19,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	13,543
17,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	11,623
44,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	32,084
48,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	36,398
25,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	18,400
32,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	23,350
14,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	12,751
84,000	U.S. Treasury Notes, 0.375%, 11/30/2025	81,370
		243,287
	Utility Other — 0.1%
8,000	Essential Utilities, Inc., 4.276%, 5/01/2049	6,225
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2025 Fund (continued)
Principal Amount	Description	Value (†)
	Wireless — 0.2%
$14,000	Vodafone Group PLC, 6.150%, 2/27/2037	$14,711
	Wirelines — 0.2%
7,000	AT&T, Inc., 3.650%, 6/01/2051	4,938
26,000	Verizon Communications, Inc., 2.650%, 11/20/2040	17,862
		22,800
	Total Bonds and Notes (Identified Cost $1,899,742)	1,779,363

Shares
Exchange-Traded Funds — 4.6%
5,311	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $414,610)	422,331

Mutual Funds — 6.8%
12,436	WCM Focused Emerging Markets Fund, Institutional Class	189,157
18,247	WCM Focused International Growth Fund, Institutional Class	424,246
	Total Mutual Funds (Identified Cost $654,454)	613,403

Affiliated Mutual Funds — 32.8%
86,568	Loomis Sayles Inflation Protected Securities Fund, Class N	829,324
76,729	Loomis Sayles Limited Term Government and Agency Fund, Class N	827,909
103,351	Mirova Global Green Bond Fund, Class N	888,817
33,687	Mirova International Sustainable Equity Fund, Class N	420,748
	Total Affiliated Mutual Funds (Identified Cost $3,153,925)	2,966,798

Principal Amount
Short-Term Investments — 2.5%
$225,825	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $225,872 on 2/03/2025 collateralized by $26,800 U.S. Treasury Note, 4.250% due 12/31/2026 valued at $27,070; $202,100 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $204,042 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $225,825)	225,825
	Total Investments — 100.4% (Identified Cost $8,920,171)	9,080,392
	Other assets less liabilities — (0.4)%	(36,498)
	Net Assets — 100.0%	$9,043,894

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of
Rule 144A holdings amounted to $26,192 or 0.3% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2025
Fixed Income	47.9%
Equity	50.0
Short-Term Investments	2.5
Total Investments	100.4
Other assets less liabilities	(0.4)
Net Assets	100.0%
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2030 Fund

Shares	Description	Value (†)
Common Stocks — 38.5% of Net Assets
	Aerospace & Defense — 0.8%
133	AAR Corp.(a)	$9,012
6	Axon Enterprise, Inc.(a)	3,913
349	Boeing Co.(a)	61,605
80	General Electric Co.	16,286
25	L3Harris Technologies, Inc.	5,300
22	Lockheed Martin Corp.	10,185
54	Moog, Inc., Class A	9,810
8	Northrop Grumman Corp.	3,898
107	RTX Corp.	13,798
66	Woodward, Inc.	12,226
		146,033
	Air Freight & Logistics — 0.2%
159	Expeditors International of Washington, Inc.	18,059
19	FedEx Corp.	5,033
111	GXO Logistics, Inc.(a)	5,045
32	United Parcel Service, Inc., Class B	3,655
		31,792
	Automobile Components — 0.3%
458	BorgWarner, Inc.	14,610
371	Magna International, Inc.	14,718
762	Mobileye Global, Inc., Class A(a)	12,592
105	Visteon Corp.(a)	8,826
		50,746
	Automobiles — 1.2%
1,125	General Motors Co.	55,642
385	Tesla, Inc.(a)	155,771
51	Thor Industries, Inc.	5,245
		216,658
	Banks — 2.1%
225	Ameris Bancorp	14,771
372	Atlantic Union Bankshares Corp.	14,051
395	Banc of California, Inc.	6,328
1,211	Bank of America Corp.	56,069
808	Citigroup, Inc.	65,796
49	Citizens Financial Group, Inc.	2,331
127	East West Bancorp, Inc.	13,077
16	First Citizens BancShares, Inc., Class A	35,275
714	First Financial Bancorp	20,006
674	Fulton Financial Corp.	13,709
121	JPMorgan Chase & Co.	32,343
61	PNC Financial Services Group, Inc.	12,258
190	SouthState Corp.	20,062
89	Truist Financial Corp.	4,238
96	U.S. Bancorp	4,587
214	Webster Financial Corp.	12,892
466	Wells Fargo & Co.	36,721
		364,514
	Beverages — 0.7%
34	Boston Beer Co., Inc., Class A(a)	8,523
265	Coca-Cola Co.	16,822
955	Keurig Dr. Pepper, Inc.	30,656
857	Monster Beverage Corp.(a)	41,744
115	PepsiCo, Inc.	17,329
		115,074
	Biotechnology — 0.9%
81	AbbVie, Inc.	14,896
142	Alnylam Pharmaceuticals, Inc.(a)	38,526
Shares	Description	Value (†)
	Biotechnology — continued
18	Amgen, Inc.	$5,138
112	BioMarin Pharmaceutical, Inc.(a)	7,096
161	CRISPR Therapeutics AG(a)	6,696
112	Gilead Sciences, Inc.	10,886
117	Halozyme Therapeutics, Inc.(a)	6,627
45	Incyte Corp.(a)	3,337
67	Neurocrine Biosciences, Inc.(a)	10,172
52	Regeneron Pharmaceuticals, Inc.(a)	34,995
48	Sarepta Therapeutics, Inc.(a)	5,459
19	United Therapeutics Corp.(a)	6,672
8	Vertex Pharmaceuticals, Inc.(a)	3,693
		154,193
	Broadline Retail — 1.2%
128	Alibaba Group Holding Ltd., ADR	12,651
801	Amazon.com, Inc.(a)	190,382
47	eBay, Inc.	3,172
55	Ollie's Bargain Outlet Holdings, Inc.(a)	6,133
		212,338
	Building Products — 0.4%
30	Carlisle Cos., Inc.	11,684
64	Carrier Global Corp.	4,184
328	Fortune Brands Innovations, Inc.	23,508
260	Masco Corp.	20,613
70	Owens Corning	12,919
74	Trex Co., Inc.(a)	5,389
		78,297
	Capital Markets — 2.3%
508	Bank of New York Mellon Corp.	43,652
16	BlackRock, Inc.	17,208
186	Carlyle Group, Inc.	10,446
29	Cboe Global Markets, Inc.	5,926
776	Charles Schwab Corp.	64,191
56	CME Group, Inc.	13,245
39	FactSet Research Systems, Inc.	18,502
16	Goldman Sachs Group, Inc.	10,246
351	Intercontinental Exchange, Inc.	56,100
181	Janus Henderson Group PLC	8,132
38	KKR & Co., Inc.	6,349
40	Morgan Stanley	5,537
32	MSCI, Inc.	19,097
409	Nasdaq, Inc.	33,677
21	Northern Trust Corp.	2,358
26	S&P Global, Inc.	13,557
244	SEI Investments Co.	21,125
395	State Street Corp.	40,140
136	Stifel Financial Corp.	15,756
21	T. Rowe Price Group, Inc.	2,455
		407,699
	Chemicals — 0.7%
21	Air Products & Chemicals, Inc.	7,040
124	Celanese Corp.	8,809
622	Corteva, Inc.	40,598
32	DuPont de Nemours, Inc.	2,458
41	Ecolab, Inc.	10,258
98	HB Fuller Co.	6,187
70	Innospec, Inc.	7,934
34	Linde PLC	15,168
84	Minerals Technologies, Inc.	6,442
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2030 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
13	Sherwin-Williams Co.	$4,656
112	Stepan Co.	7,100
		116,650
	Commercial Services & Supplies — 0.1%
50	MSA Safety, Inc.	8,237
108	RB Global, Inc.	9,664
17	Waste Management, Inc.	3,744
		21,645
	Communications Equipment — 0.1%
91	Ciena Corp.(a)	7,930
35	F5, Inc.(a)	10,404
		18,334
	Construction & Engineering — 0.2%
119	AECOM	12,547
24	Comfort Systems USA, Inc.	10,482
24	EMCOR Group, Inc.	10,754
		33,783
	Construction Materials — 0.1%
13	Martin Marietta Materials, Inc.	7,073
32	Vulcan Materials Co.	8,773
		15,846
	Consumer Finance — 0.6%
1,117	Ally Financial, Inc.	43,529
24	American Express Co.	7,619
229	Capital One Financial Corp.	46,650
		97,798
	Consumer Staples Distribution & Retail — 0.7%
105	BJ's Wholesale Club Holdings, Inc.(a)	10,400
23	Casey's General Stores, Inc.	9,701
12	Costco Wholesale Corp.	11,759
769	Kroger Co.	47,401
73	Sprouts Farmers Market, Inc.(a)	11,559
21	Target Corp.	2,896
221	Walmart, Inc.	21,693
		115,409
	Containers & Packaging — 0.1%
101	Crown Holdings, Inc.	8,874
163	Sonoco Products Co.	7,765
		16,639
	Distributors — 0.1%
147	Genuine Parts Co.	17,089
	Diversified Consumer Services — 0.1%
17	Duolingo, Inc.(a)	6,188
59	Grand Canyon Education, Inc.(a)	10,363
122	Service Corp. International	9,530
		26,081
	Diversified REITs — 0.0%
293	American Assets Trust, Inc.	7,114
	Diversified Telecommunication Services — 0.2%
811	AT&T, Inc.	19,245
179	Iridium Communications, Inc.	5,146
410	Verizon Communications, Inc.	16,150
		40,541
	Electric Utilities — 0.3%
79	Alliant Energy Corp.	4,651
Shares	Description	Value (†)
	Electric Utilities — continued
103	Eversource Energy	$5,941
79	Exelon Corp.	3,160
180	FirstEnergy Corp.	7,164
67	IDACORP, Inc.	7,366
368	PPL Corp.	12,365
70	Xcel Energy, Inc.	4,704
		45,351
	Electrical Equipment — 0.3%
26	Eaton Corp. PLC	8,488
86	Emerson Electric Co.	11,176
16	GE Vernova, Inc.	5,966
159	nVent Electric PLC	10,349
55	Regal Rexnord Corp.	8,730
		44,709
	Electronic Equipment, Instruments & Components — 0.6%
77	Advanced Energy Industries, Inc.	8,861
101	Amphenol Corp., Class A	7,149
161	Avnet, Inc.	8,317
129	Cognex Corp.	5,147
88	Coherent Corp.(a)	7,963
30	Fabrinet(a)	6,486
226	Flex Ltd.(a)	9,413
408	Knowles Corp.(a)	7,723
25	Littelfuse, Inc.	5,959
175	TE Connectivity PLC	25,895
9	Teledyne Technologies, Inc.(a)	4,602
9	Zebra Technologies Corp., Class A(a)	3,528
		101,043
	Energy Equipment & Services — 0.1%
344	ChampionX Corp.	9,852
463	NOV, Inc.	6,690
116	Schlumberger NV	4,673
		21,215
	Entertainment — 1.1%
41	Electronic Arts, Inc.	5,039
33	Live Nation Entertainment, Inc.(a)	4,774
107	Netflix, Inc.(a)	104,513
21	Take-Two Interactive Software, Inc.(a)	3,896
479	Walt Disney Co.	54,156
2,208	Warner Bros. Discovery, Inc.(a)	23,052
		195,430
	Financial Services — 1.5%
189	Block, Inc.(a)	17,165
538	Corebridge Financial, Inc.	18,163
313	Equitable Holdings, Inc.	17,034
187	Fiserv, Inc.(a)	40,400
284	Global Payments, Inc.	32,049
16	Jack Henry & Associates, Inc.	2,785
16	Mastercard, Inc., Class A	8,887
569	MGIC Investment Corp.	14,532
217	PayPal Holdings, Inc.(a)	19,222
243	Visa, Inc., Class A	83,057
117	Voya Financial, Inc.	8,306
36	WEX, Inc.(a)	6,620
		268,220
	Food Products — 0.3%
87	Campbell's Co.	3,373
212	General Mills, Inc.	12,750
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2030 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
24	Hershey Co.	$3,582
67	Ingredion, Inc.	9,141
94	Kellanova	7,683
298	Kraft Heinz Co.	8,892
60	McCormick & Co., Inc.	4,634
164	Mondelez International, Inc., Class A	9,510
		59,565
	Gas Utilities — 0.1%
52	Atmos Energy Corp.	7,410
184	New Jersey Resources Corp.	8,823
114	ONE Gas, Inc.	8,053
		24,286
	Ground Transportation — 0.3%
222	CSX Corp.	7,297
13	Norfolk Southern Corp.	3,319
48	Ryder System, Inc.	7,652
15	Saia, Inc.(a)	7,201
48	Uber Technologies, Inc.(a)	3,209
34	Union Pacific Corp.	8,425
60	XPO, Inc.(a)	8,020
		45,123
	Health Care Equipment & Supplies — 0.7%
10	Align Technology, Inc.(a)	2,191
447	Baxter International, Inc.	14,554
39	Becton Dickinson & Co.	9,657
39	Edwards Lifesciences Corp.(a)	2,826
37	GE HealthCare Technologies, Inc.	3,267
71	Glaukos Corp.(a)	11,107
60	Hologic, Inc.(a)	4,328
57	Intuitive Surgical, Inc.(a)	32,597
56	LeMaitre Vascular, Inc.	5,428
111	Merit Medical Systems, Inc.(a)	12,086
26	Penumbra, Inc.(a)	6,941
12	ResMed, Inc.	2,834
23	STERIS PLC	5,075
35	Stryker Corp.	13,695
29	Zimmer Biomet Holdings, Inc.	3,175
		129,761
	Health Care Providers & Services — 1.0%
50	Cardinal Health, Inc.	6,183
635	Centene Corp.(a)	40,659
16	Chemed Corp.	8,992
31	Cigna Group	9,121
362	CVS Health Corp.	20,446
82	Elevance Health, Inc.	32,447
11	HCA Healthcare, Inc.	3,629
90	HealthEquity, Inc.(a)	9,938
7	Humana, Inc.	2,053
15	Labcorp Holdings, Inc.	3,747
10	McKesson Corp.	5,947
54	UnitedHealth Group, Inc.	29,294
		172,456
	Health Care REITs — 0.1%
104	Welltower, Inc.	14,194
	Health Care Technology — 0.4%
598	Doximity, Inc., Class A(a)	35,342
122	Veeva Systems, Inc., Class A(a)	28,458
		63,800
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
113	Host Hotels & Resorts, Inc.	$1,888
	Hotels, Restaurants & Leisure — 0.8%
150	Airbnb, Inc., Class A(a)	19,676
200	Aramark	7,782
2	Booking Holdings, Inc.	9,475
95	Chipotle Mexican Grill, Inc.(a)	5,543
74	Marriott Vacations Worldwide Corp.	6,421
52	McDonald's Corp.	15,012
336	Starbucks Corp.	36,180
166	Travel & Leisure Co.	9,024
22	Wingstop, Inc.	6,554
264	Yum China Holdings, Inc.	12,210
114	Yum! Brands, Inc.	14,877
		142,754
	Household Durables — 0.3%
163	KB Home	10,938
98	Meritage Homes Corp.	7,631
176	Taylor Morrison Home Corp.(a)	11,345
110	Toll Brothers, Inc.	14,939
		44,853
	Household Products — 0.3%
97	Church & Dwight Co., Inc.	10,235
41	Colgate-Palmolive Co.	3,555
245	Energizer Holdings, Inc.	8,328
205	Procter & Gamble Co.	34,028
		56,146
	Independent Power & Renewable Electricity Producers — 0.0%
255	AES Corp.	2,805
191	Clearway Energy, Inc., Class A	4,685
		7,490
	Industrial Conglomerates — 0.1%
28	3M Co.	4,262
32	Honeywell International, Inc.	7,159
		11,421
	Industrial REITs — 0.1%
50	Prologis, Inc.	5,962
230	Rexford Industrial Realty, Inc.	9,352
		15,314
	Insurance — 1.2%
22	Allstate Corp.	4,231
634	American International Group, Inc.	46,701
45	Arch Capital Group Ltd.	4,188
41	Arthur J Gallagher & Co.	12,375
124	Assured Guaranty Ltd.	11,730
22	Chubb Ltd.	5,981
117	First American Financial Corp.	7,397
71	Hanover Insurance Group, Inc.	10,869
72	Hartford Financial Services Group, Inc.	8,032
32	Marsh & McLennan Cos., Inc.	6,940
37	Prudential Financial, Inc.	4,468
148	Reinsurance Group of America, Inc.	33,723
101	Selective Insurance Group, Inc.	8,497
36	Travelers Cos., Inc.	8,827
130	Willis Towers Watson PLC	42,844
		216,803
	Interactive Media & Services — 2.0%
427	Alphabet, Inc., Class A	87,117
615	Alphabet, Inc., Class C	126,444
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2030 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
197	Meta Platforms, Inc., Class A	$135,768
191	Yelp, Inc.(a)	7,629
		356,958
	IT Services — 0.4%
43	Accenture PLC, Class A	16,553
106	Cognizant Technology Solutions Corp., Class A	8,756
40	International Business Machines Corp.	10,228
183	Kyndryl Holdings, Inc.(a)	6,947
311	Shopify, Inc., Class A(a)	36,325
		78,809
	Leisure Products — 0.0%
355	Mattel, Inc.(a)	6,617
	Life Sciences Tools & Services — 0.6%
24	Agilent Technologies, Inc.	3,636
457	Avantor, Inc.(a)	10,182
23	Bio-Techne Corp.	1,692
9	Charles River Laboratories International, Inc.(a)	1,483
32	Danaher Corp.	7,128
193	Illumina, Inc.(a)	25,619
204	IQVIA Holdings, Inc.(a)	41,077
39	Repligen Corp.(a)	6,482
5	West Pharmaceutical Services, Inc.	1,708
		99,007
	Machinery — 0.9%
51	AGCO Corp.	5,326
141	Deere & Co.	67,195
42	Dover Corp.	8,555
63	Fortive Corp.	5,124
163	Graco, Inc.	13,720
14	Illinois Tool Works, Inc.	3,628
117	ITT, Inc.	17,669
68	Oshkosh Corp.	7,915
63	SPX Technologies, Inc.(a)	9,357
118	Terex Corp.	5,675
72	Toro Co.	5,995
		150,159
	Media — 0.5%
99	Charter Communications, Inc., Class A(a)	34,203
813	Comcast Corp., Class A	27,366
233	Interpublic Group of Cos., Inc.	6,680
140	Liberty Broadband Corp., Class C(a)	10,732
96	Omnicom Group, Inc.	8,332
		87,313
	Metals & Mining — 0.2%
151	Alcoa Corp.	5,333
41	Carpenter Technology Corp.	7,915
47	Freeport-McMoRan, Inc.	1,685
75	Newmont Corp.	3,204
35	Reliance, Inc.	10,133
150	U.S. Steel Corp.	5,528
		33,798
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
554	Annaly Capital Management, Inc.	11,307
	Multi-Utilities — 0.1%
83	Consolidated Edison, Inc.	7,780
33	DTE Energy Co.	3,956
21	WEC Energy Group, Inc.	2,085
		13,821
Shares	Description	Value (†)
	Office REITs — 0.2%
426	COPT Defense Properties	$12,541
971	Easterly Government Properties, Inc.	11,030
344	Highwoods Properties, Inc.	10,248
181	Kilroy Realty Corp.	7,063
		40,882
	Oil, Gas & Consumable Fuels — 1.6%
563	Antero Midstream Corp.	9,031
263	Antero Resources Corp.(a)	9,815
940	APA Corp.	20,614
129	Chevron Corp.	19,246
259	CNX Resources Corp.(a)	7,091
448	ConocoPhillips	44,276
105	Devon Energy Corp.	3,580
17	Diamondback Energy, Inc.	2,794
338	EOG Resources, Inc.	42,517
1	Expand Energy Corp.	102
292	Exxon Mobil Corp.	31,194
25	Hess Corp.	3,476
379	Kinder Morgan, Inc.	10,415
67	ONEOK, Inc.	6,510
176	Ovintiv, Inc.	7,431
389	Phillips 66	45,851
197	Range Resources Corp.	7,297
27	Valero Energy Corp.	3,591
135	Williams Cos., Inc.	7,483
		282,314
	Passenger Airlines — 0.2%
603	American Airlines Group, Inc.(a)	10,203
495	Delta Air Lines, Inc.	33,298
		43,501
	Personal Care Products — 0.2%
32	Estee Lauder Cos., Inc., Class A	2,670
1,548	Kenvue, Inc.	32,957
		35,627
	Pharmaceuticals — 1.0%
180	Bristol-Myers Squibb Co.	10,611
19	Eli Lilly & Co.	15,410
51	Jazz Pharmaceuticals PLC(a)	6,343
206	Johnson & Johnson	31,343
489	Merck & Co., Inc.	48,323
99	Novartis AG, ADR	10,367
318	Novo Nordisk AS, ADR	26,855
438	Pfizer, Inc.	11,616
299	Roche Holding AG, ADR	11,736
51	Zoetis, Inc.	8,716
		181,320
	Professional Services — 0.4%
15	Automatic Data Processing, Inc.	4,545
107	Equifax, Inc.	29,402
111	Exponent, Inc.	10,176
92	Korn Ferry	6,507
34	Leidos Holdings, Inc.	4,829
18	Paychex, Inc.	2,658
37	Paylocity Holding Corp.(a)	7,604
		65,721
	Real Estate Management & Development — 0.3%
265	CBRE Group, Inc., Class A(a)	38,356
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2030 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — continued
23	CoStar Group, Inc.(a)	$1,762
46	Jones Lang LaSalle, Inc.(a)	13,009
		53,127
	Residential REITs — 0.0%
25	AvalonBay Communities, Inc.	5,538
	Retail REITs — 0.1%
676	Brixmor Property Group, Inc.	17,617
	Semiconductors & Semiconductor Equipment — 2.3%
107	Advanced Micro Devices, Inc.(a)	12,407
54	Analog Devices, Inc.	11,442
46	Applied Materials, Inc.	8,296
255	ARM Holdings PLC, ADR(a)	40,685
107	Broadcom, Inc.	23,676
191	Intel Corp.	3,711
51	Lam Research Corp.	4,134
99	Lattice Semiconductor Corp.(a)	5,645
28	Microchip Technology, Inc.	1,520
81	Micron Technology, Inc.	7,390
104	MKS Instruments, Inc.	11,781
1,649	NVIDIA Corp.	197,995
19	ON Semiconductor Corp.(a)	995
39	Onto Innovation, Inc.(a)	7,986
215	QUALCOMM, Inc.	37,180
37	Silicon Laboratories, Inc.(a)	5,017
67	Synaptics, Inc.(a)	5,688
62	Texas Instruments, Inc.	11,446
		396,994
	Software — 2.7%
23	Adobe, Inc.(a)	10,061
10	ANSYS, Inc.(a)	3,505
153	Autodesk, Inc.(a)	47,635
23	Cadence Design Systems, Inc.(a)	6,845
105	DocuSign, Inc.(a)	10,157
204	Dynatrace, Inc.(a)	11,781
9	Intuit, Inc.	5,413
44	Manhattan Associates, Inc.(a)	9,178
400	Microsoft Corp.	166,024
473	Oracle Corp.	80,438
24	Palo Alto Networks, Inc.(a)	4,426
25	PTC, Inc.(a)	4,837
39	Qualys, Inc.(a)	5,437
24	Roper Technologies, Inc.	13,816
138	Salesforce, Inc.	47,155
10	ServiceNow, Inc.(a)	10,184
32	SPS Commerce, Inc.(a)	5,910
8	Synopsys, Inc.(a)	4,204
11	Tyler Technologies, Inc.(a)	6,618
98	Workday, Inc., Class A(a)	25,682
		479,306
	Specialized REITs — 0.1%
20	American Tower Corp.	3,699
25	Crown Castle, Inc.	2,232
15	Digital Realty Trust, Inc.	2,458
5	Equinix, Inc.	4,568
69	Weyerhaeuser Co.	2,113
		15,070
	Specialty Retail — 0.6%
39	Abercrombie & Fitch Co., Class A(a)	4,656
22	Asbury Automotive Group, Inc.(a)	6,527
Shares	Description	Value (†)
	Specialty Retail — continued
41	Burlington Stores, Inc.(a)	$11,641
37	Dick's Sporting Goods, Inc.	8,882
70	Floor & Decor Holdings, Inc., Class A(a)	7,007
48	Home Depot, Inc.	19,775
22	Lithia Motors, Inc.	8,274
30	Lowe's Cos., Inc.	7,801
4	O'Reilly Automotive, Inc.(a)	5,178
29	Ross Stores, Inc.	4,366
124	TJX Cos., Inc.	15,474
60	Williams-Sonoma, Inc.	12,682
		112,263
	Technology Hardware, Storage & Peripherals — 0.9%
632	Apple, Inc.	149,152
145	Hewlett Packard Enterprise Co.	3,072
84	HP, Inc.	2,730
36	NetApp, Inc.	4,396
38	Western Digital Corp.(a)	2,475
		161,825
	Textiles, Apparel & Luxury Goods — 0.2%
42	Crocs, Inc.(a)	4,287
15	Deckers Outdoor Corp.(a)	2,660
4	Lululemon Athletica, Inc.(a)	1,657
64	PVH Corp.	5,734
18	Ralph Lauren Corp.	4,495
984	Under Armour, Inc., Class A(a)	8,216
240	VF Corp.	6,233
		33,282
	Trading Companies & Distributors — 0.1%
160	Core & Main, Inc., Class A(a)	9,031
31	Watsco, Inc.	14,836
		23,867
	Water Utilities — 0.1%
75	American States Water Co.	5,587
18	American Water Works Co., Inc.	2,244
160	Essential Utilities, Inc.	5,677
		13,508
	Total Common Stocks (Identified Cost $5,637,770)	6,785,646

Principal Amount
Bonds and Notes — 18.3%
	Apartment REITs — 0.1%
$16,000	Essex Portfolio LP, 3.000%, 1/15/2030	14,564
	Automotive — 0.5%
32,000	Cummins, Inc., 5.150%, 2/20/2034	32,089
29,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	28,702
8,000	Lear Corp., 4.250%, 5/15/2029	7,733
19,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	16,736
		85,260
	Banking — 1.9%
17,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	16,180
39,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	33,728
36,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	34,399
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2030 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$28,000	Citigroup, Inc., 4.600%, 3/09/2026	$27,984
28,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	27,927
16,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	16,013
34,000	KeyCorp, MTN, 2.550%, 10/01/2029	30,399
23,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	24,712
15,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	14,504
18,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	17,171
15,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	14,674
33,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	32,059
32,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	31,982
18,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	15,059
		336,791
	Brokerage — 0.3%
33,000	BlackRock, Inc., 2.400%, 4/30/2030	29,421
35,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	22,536
		51,957
	Building Materials — 0.3%
18,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	16,592
33,000	Owens Corning, 3.950%, 8/15/2029	31,654
		48,246
	Chemicals — 0.2%
39,000	Ecolab, Inc., 2.125%, 2/01/2032	32,501
8,000	LYB International Finance BV, 5.250%, 7/15/2043	7,263
		39,764
	Consumer Products — 0.1%
12,000	Procter & Gamble Co., 3.000%, 3/25/2030	11,133
	Diversified Manufacturing — 0.3%
33,000	Eaton Corp., 4.150%, 3/15/2033	31,100
18,000	Emerson Electric Co., 2.000%, 12/21/2028	16,337
		47,437
	Electric — 0.8%
18,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	16,538
36,000	Entergy Corp., 0.900%, 9/15/2025	35,174
17,000	Exelon Corp., 4.050%, 4/15/2030	16,237
35,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	30,420
13,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	12,305
8,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	5,941
28,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	27,643
		144,258
	Environmental — 0.1%
20,000	Republic Services, Inc., 1.450%, 2/15/2031	16,343
9,000	Waste Management, Inc., 2.950%, 6/01/2041	6,582
		22,925
	Finance Companies — 0.2%
17,000	ARES Capital Corp., 3.250%, 7/15/2025	16,884
20,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	18,899
		35,783
Principal Amount	Description	Value (†)
	Food & Beverage — 0.7%
$35,000	Coca-Cola Co., 1.450%, 6/01/2027	$32,792
30,000	General Mills, Inc., 4.000%, 4/17/2025	29,969
25,000	Kellanova, 4.300%, 5/15/2028	24,664
16,000	Mondelez International, Inc., 2.750%, 4/13/2030	14,386
33,000	PepsiCo, Inc., 2.750%, 3/19/2030	30,048
		131,859
	Government Owned - No Guarantee — 0.4%
27,000	Equinor ASA, 3.625%, 4/06/2040	21,951
49,000	Federal National Mortgage Association, 6.625%, 11/15/2030	54,461
		76,412
	Health Care REITs — 0.3%
34,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	33,616
18,000	Welltower OP LLC, 2.800%, 6/01/2031	15,747
		49,363
	Health Insurance — 0.3%
29,000	Elevance Health, Inc., 4.101%, 3/01/2028	28,452
23,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	23,828
		52,280
	Healthcare — 0.3%
16,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	15,726
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,859
17,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	16,507
17,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	15,374
		53,466
	Integrated Energy — 0.1%
22,000	Shell International Finance BV, 6.375%, 12/15/2038	24,022
	Life Insurance — 0.4%
8,000	Athene Holding Ltd., 6.150%, 4/03/2030	8,323
26,000	Manulife Financial Corp., 3.703%, 3/16/2032	23,787
16,000	MetLife, Inc., 5.375%, 7/15/2033	16,182
20,000	Prudential Financial, Inc., 3.935%, 12/07/2049	15,056
		63,348
	Media Entertainment — 0.1%
15,000	Netflix, Inc., 3.625%, 6/15/2025(b)	14,936
	Metals & Mining — 0.1%
19,000	Nucor Corp., 3.125%, 4/01/2032	16,703
	Midstream — 0.1%
24,000	Enbridge, Inc., 5.625%, 4/05/2034	24,069
	Mortgage Related — 4.9%
69,965	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	54,622
19,793	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	16,198
19,964	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	16,261
19,761	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	16,108
1,741	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	1,486
28,527	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	24,289
13,691	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	11,659
25,957	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	22,088
10,551	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	8,978
55,388	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	49,100
5,153	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	4,722
6,134	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	5,618
921	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	868
23,472	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	22,675
3,486	Federal National Mortgage Association, 2.000%, 9/01/2050	2,738
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2030 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$26,923	Federal National Mortgage Association, 2.000%, 7/01/2051	$21,079
82,917	Federal National Mortgage Association, 2.000%, 8/01/2051	64,981
10,614	Federal National Mortgage Association, 2.000%, 10/01/2051	8,310
2,982	Federal National Mortgage Association, 2.500%, 8/01/2050	2,447
32,167	Federal National Mortgage Association, 2.500%, 2/01/2051	26,260
19,294	Federal National Mortgage Association, 2.500%, 8/01/2051	15,763
15,168	Federal National Mortgage Association, 2.500%, 9/01/2051	12,397
38,227	Federal National Mortgage Association, 2.500%, 4/01/2052	31,159
36,601	Federal National Mortgage Association, 2.500%, 6/01/2052	29,834
2,650	Federal National Mortgage Association, 3.000%, 4/01/2034	2,501
1,537	Federal National Mortgage Association, 3.000%, 6/01/2049	1,325
6,659	Federal National Mortgage Association, 3.000%, 12/01/2049	5,710
33,954	Federal National Mortgage Association, 3.000%, 5/01/2051	28,998
28,383	Federal National Mortgage Association, 3.000%, 4/01/2052	24,187
30,817	Federal National Mortgage Association, 3.000%, 7/01/2052	26,246
1,417	Federal National Mortgage Association, 3.500%, 4/01/2049	1,267
4,238	Federal National Mortgage Association, 3.500%, 6/01/2049	3,787
950	Federal National Mortgage Association, 3.500%, 7/01/2049	849
1,756	Federal National Mortgage Association, 3.500%, 8/01/2049	1,567
16,102	Federal National Mortgage Association, 3.500%, 4/01/2052	14,276
32,506	Federal National Mortgage Association, 3.500%, 5/01/2052	28,818
13,824	Federal National Mortgage Association, 3.500%, 7/01/2052	12,255
422	Federal National Mortgage Association, 4.000%, 6/01/2049	390
1,499	Federal National Mortgage Association, 4.000%, 3/01/2050	1,383
24,178	Federal National Mortgage Association, 4.000%, 9/01/2052	22,150
29,523	Federal National Mortgage Association, 4.000%, 5/01/2053	27,008
250	Federal National Mortgage Association, 4.500%, 9/01/2048	238
1,036	Federal National Mortgage Association, 4.500%, 5/01/2049	988
593	Federal National Mortgage Association, 4.500%, 6/01/2049	566
13,455	Federal National Mortgage Association, 4.500%, 2/01/2053	12,689
9,021	Federal National Mortgage Association, 4.500%, 4/01/2053	8,496
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,831	Federal National Mortgage Association, 4.500%, 7/01/2053	$1,725
27,936	Federal National Mortgage Association, 4.500%, 8/01/2053	26,300
4,848	Government National Mortgage Association, 3.000%, 4/20/2052	4,222
28,839	Government National Mortgage Association, 3.000%, 6/20/2052	25,119
15,793	Government National Mortgage Association, 4.000%, 8/20/2053	14,549
17,349	Government National Mortgage Association, 5.000%, 7/20/2053	16,888
70,987	Government National Mortgage Association, 5.500%, 4/20/2053	70,692
		854,829
	Office REITs — 0.1%
16,000	Boston Properties LP, 2.750%, 10/01/2026	15,445
	Oil Field Services — 0.2%
17,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	16,425
17,000	Schlumberger Investment SA, 4.850%, 5/15/2033	16,575
		33,000
	Other REITs — 0.1%
20,000	Prologis LP, 1.250%, 10/15/2030	16,472
	Pharmaceuticals — 0.5%
38,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	32,626
17,000	Biogen, Inc., 2.250%, 5/01/2030	14,805
18,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	17,026
13,000	Merck & Co., Inc., 1.450%, 6/24/2030	10,955
10,000	Viatris, Inc., 3.850%, 6/22/2040	7,496
		82,908
	Property & Casualty Insurance — 0.1%
8,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	7,283
19,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	16,446
		23,729
	Railroads — 0.2%
30,000	CSX Corp., 2.600%, 11/01/2026	29,056
	Restaurants — 0.2%
32,000	Starbucks Corp., 2.250%, 3/12/2030	28,150
	Retail REITs — 0.1%
12,000	Realty Income Corp., 2.700%, 2/15/2032	10,204
9,000	Realty Income Corp., 3.400%, 1/15/2028	8,675
		18,879
	Retailers — 0.3%
14,000	Amazon.com, Inc., 3.875%, 8/22/2037	12,369
38,000	TJX Cos., Inc., 1.150%, 5/15/2028	34,097
12,000	Walmart, Inc., 4.100%, 4/15/2033	11,460
		57,926
	Technology — 1.2%
28,000	Adobe, Inc., 2.300%, 2/01/2030	25,009
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,251
13,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	12,288
18,000	Intel Corp., 2.450%, 11/15/2029	15,931
31,000	International Business Machines Corp., 4.000%, 6/20/2042	25,307
16,000	NVIDIA Corp., 2.850%, 4/01/2030	14,691
29,000	Oracle Corp., 2.950%, 5/15/2025	28,861
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2030 Fund (continued)
Principal Amount	Description	Value (†)
	Technology — continued
$35,000	QUALCOMM, Inc., 1.650%, 5/20/2032	$27,975
18,000	QUALCOMM, Inc., 4.500%, 5/20/2052	15,157
28,000	Salesforce, Inc., 1.500%, 7/15/2028	25,285
16,000	Texas Instruments, Inc., 4.900%, 3/14/2033	15,912
		209,667
	Treasuries — 2.3%
49,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	23,264
35,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	24,947
31,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	21,195
81,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	59,064
87,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	65,970
45,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	33,121
58,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	42,322
26,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	23,680
121,000	U.S. Treasury Notes, 0.375%, 11/30/2025	117,212
		410,775
	Utility Other — 0.1%
17,000	Essential Utilities, Inc., 4.276%, 5/01/2049	13,227
	Wireless — 0.2%
27,000	Vodafone Group PLC, 6.150%, 2/27/2037	28,371
	Wirelines — 0.2%
16,000	AT&T, Inc., 3.650%, 6/01/2051	11,288
47,000	Verizon Communications, Inc., 2.650%, 11/20/2040	32,288
		43,576
	Total Bonds and Notes (Identified Cost $3,419,264)	3,210,586

Shares
Exchange-Traded Funds — 5.4%
11,922	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $939,140)	948,037

Mutual Funds — 8.5%
35,770	WCM Focused Emerging Markets Fund, Institutional Class	544,063
41,062	WCM Focused International Growth Fund, Institutional Class	954,680
	Total Mutual Funds (Identified Cost $1,610,114)	1,498,743

Affiliated Mutual Funds — 26.6%
108,015	Loomis Sayles Inflation Protected Securities Fund, Class N	1,034,781
108,777	Loomis Sayles Limited Term Government and Agency Fund, Class N	1,173,706
178,400	Mirova Global Green Bond Fund, Class N	1,534,240
75,791	Mirova International Sustainable Equity Fund, Class N	946,636
	Total Affiliated Mutual Funds (Identified Cost $5,042,039)	4,689,363

Principal Amount	Description	Value (†)
Short-Term Investments — 2.8%
$503,373	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $503,478 on 2/03/2025 collateralized by $37,900 U.S. Treasury Note, 4.250% due 12/31/2026 valued at $38,149; $471,700 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $475,917 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $503,373)	$503,373
	Total Investments — 100.1% (Identified Cost $17,151,700)	17,635,748
	Other assets less liabilities — (0.1)%	(21,779)
	Net Assets — 100.0%	$17,613,969

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of
Rule 144A holdings amounted to $44,979 or 0.3% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2025
Equity	57.8%
Fixed Income	39.5
Short-Term Investments	2.8
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2035 Fund

Shares	Description	Value (†)
Common Stocks — 44.1% of Net Assets
	Aerospace & Defense — 1.0%
172	AAR Corp.(a)	$11,655
8	Axon Enterprise, Inc.(a)	5,217
483	Boeing Co.(a)	85,259
107	General Electric Co.	21,782
32	L3Harris Technologies, Inc.	6,784
28	Lockheed Martin Corp.	12,963
72	Moog, Inc., Class A	13,080
12	Northrop Grumman Corp.	5,847
139	RTX Corp.	17,924
87	Woodward, Inc.	16,117
		196,628
	Air Freight & Logistics — 0.2%
220	Expeditors International of Washington, Inc.	24,987
26	FedEx Corp.	6,887
140	GXO Logistics, Inc.(a)	6,363
38	United Parcel Service, Inc., Class B	4,341
		42,578
	Automobile Components — 0.3%
582	BorgWarner, Inc.	18,566
471	Magna International, Inc.	18,685
1,056	Mobileye Global, Inc., Class A(a)	17,450
138	Visteon Corp.(a)	11,600
		66,301
	Automobiles — 1.4%
1,462	General Motors Co.	72,310
496	Tesla, Inc.(a)	200,682
67	Thor Industries, Inc.	6,890
		279,882
	Banks — 2.4%
294	Ameris Bancorp	19,301
486	Atlantic Union Bankshares Corp.	18,356
511	Banc of California, Inc.	8,186
1,575	Bank of America Corp.	72,923
1,066	Citigroup, Inc.	86,804
68	Citizens Financial Group, Inc.	3,235
167	East West Bancorp, Inc.	17,196
21	First Citizens BancShares, Inc., Class A	46,299
927	First Financial Bancorp	25,975
880	Fulton Financial Corp.	17,899
162	JPMorgan Chase & Co.	43,303
75	PNC Financial Services Group, Inc.	15,071
247	SouthState Corp.	26,081
105	Truist Financial Corp.	5,000
131	U.S. Bancorp	6,259
280	Webster Financial Corp.	16,867
613	Wells Fargo & Co.	48,304
		477,059
	Beverages — 0.8%
47	Boston Beer Co., Inc., Class A(a)	11,781
333	Coca-Cola Co.	21,139
1,251	Keurig Dr. Pepper, Inc.	40,157
1,187	Monster Beverage Corp.(a)	57,819
149	PepsiCo, Inc.	22,453
		153,349
	Biotechnology — 1.0%
104	AbbVie, Inc.	19,126
196	Alnylam Pharmaceuticals, Inc.(a)	53,177
Shares	Description	Value (†)
	Biotechnology — continued
22	Amgen, Inc.	$6,279
144	BioMarin Pharmaceutical, Inc.(a)	9,124
222	CRISPR Therapeutics AG(a)	9,233
145	Gilead Sciences, Inc.	14,094
147	Halozyme Therapeutics, Inc.(a)	8,326
61	Incyte Corp.(a)	4,524
84	Neurocrine Biosciences, Inc.(a)	12,753
74	Regeneron Pharmaceuticals, Inc.(a)	49,800
58	Sarepta Therapeutics, Inc.(a)	6,596
25	United Therapeutics Corp.(a)	8,779
9	Vertex Pharmaceuticals, Inc.(a)	4,155
		205,966
	Broadline Retail — 1.4%
178	Alibaba Group Holding Ltd., ADR	17,594
1,044	Amazon.com, Inc.(a)	248,138
65	eBay, Inc.	4,386
65	Ollie's Bargain Outlet Holdings, Inc.(a)	7,248
		277,366
	Building Products — 0.5%
38	Carlisle Cos., Inc.	14,800
80	Carrier Global Corp.	5,231
417	Fortune Brands Innovations, Inc.	29,886
331	Masco Corp.	26,242
93	Owens Corning	17,163
92	Trex Co., Inc.(a)	6,700
		100,022
	Capital Markets — 2.6%
665	Bank of New York Mellon Corp.	57,143
21	BlackRock, Inc.	22,585
236	Carlyle Group, Inc.	13,254
36	Cboe Global Markets, Inc.	7,356
1,002	Charles Schwab Corp.	82,885
70	CME Group, Inc.	16,556
54	FactSet Research Systems, Inc.	25,618
22	Goldman Sachs Group, Inc.	14,089
451	Intercontinental Exchange, Inc.	72,083
234	Janus Henderson Group PLC	10,514
49	KKR & Co., Inc.	8,186
49	Morgan Stanley	6,783
45	MSCI, Inc.	26,855
532	Nasdaq, Inc.	43,805
28	Northern Trust Corp.	3,144
33	S&P Global, Inc.	17,207
339	SEI Investments Co.	29,351
513	State Street Corp.	52,131
176	Stifel Financial Corp.	20,390
25	T. Rowe Price Group, Inc.	2,923
		532,858
	Chemicals — 0.8%
27	Air Products & Chemicals, Inc.	9,052
158	Celanese Corp.	11,224
809	Corteva, Inc.	52,803
40	DuPont de Nemours, Inc.	3,072
54	Ecolab, Inc.	13,510
127	HB Fuller Co.	8,017
94	Innospec, Inc.	10,655
46	Linde PLC	20,522
112	Minerals Technologies, Inc.	8,589
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2035 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
16	Sherwin-Williams Co.	$5,731
145	Stepan Co.	9,192
		152,367
	Commercial Services & Supplies — 0.1%
65	MSA Safety, Inc.	10,707
143	RB Global, Inc.	12,796
21	Waste Management, Inc.	4,626
		28,129
	Communications Equipment — 0.1%
119	Ciena Corp.(a)	10,370
48	F5, Inc.(a)	14,268
		24,638
	Construction & Engineering — 0.2%
149	AECOM	15,711
31	Comfort Systems USA, Inc.	13,539
32	EMCOR Group, Inc.	14,338
		43,588
	Construction Materials — 0.1%
17	Martin Marietta Materials, Inc.	9,250
43	Vulcan Materials Co.	11,789
		21,039
	Consumer Finance — 0.6%
1,461	Ally Financial, Inc.	56,935
31	American Express Co.	9,841
299	Capital One Financial Corp.	60,909
		127,685
	Consumer Staples Distribution & Retail — 0.7%
132	BJ's Wholesale Club Holdings, Inc.(a)	13,075
31	Casey's General Stores, Inc.	13,075
16	Costco Wholesale Corp.	15,678
1,004	Kroger Co.	61,886
97	Sprouts Farmers Market, Inc.(a)	15,359
26	Target Corp.	3,586
288	Walmart, Inc.	28,270
		150,929
	Containers & Packaging — 0.1%
135	Crown Holdings, Inc.	11,861
210	Sonoco Products Co.	10,005
		21,866
	Distributors — 0.1%
185	Genuine Parts Co.	21,506
	Diversified Consumer Services — 0.2%
22	Duolingo, Inc.(a)	8,008
77	Grand Canyon Education, Inc.(a)	13,524
163	Service Corp. International	12,734
		34,266
	Diversified REITs — 0.0%
378	American Assets Trust, Inc.	9,178
	Diversified Telecommunication Services — 0.3%
1,036	AT&T, Inc.	24,584
226	Iridium Communications, Inc.	6,498
532	Verizon Communications, Inc.	20,955
		52,037
	Electric Utilities — 0.3%
98	Alliant Energy Corp.	5,770
Shares	Description	Value (†)
	Electric Utilities — continued
137	Eversource Energy	$7,902
103	Exelon Corp.	4,120
221	FirstEnergy Corp.	8,796
86	IDACORP, Inc.	9,455
482	PPL Corp.	16,195
86	Xcel Energy, Inc.	5,779
		58,017
	Electrical Equipment — 0.3%
35	Eaton Corp. PLC	11,425
105	Emerson Electric Co.	13,645
20	GE Vernova, Inc.	7,458
199	nVent Electric PLC	12,953
73	Regal Rexnord Corp.	11,587
		57,068
	Electronic Equipment, Instruments & Components — 0.7%
103	Advanced Energy Industries, Inc.	11,853
137	Amphenol Corp., Class A	9,697
214	Avnet, Inc.	11,055
170	Cognex Corp.	6,783
118	Coherent Corp.(a)	10,678
37	Fabrinet(a)	8,000
287	Flex Ltd.(a)	11,954
527	Knowles Corp.(a)	9,976
33	Littelfuse, Inc.	7,866
226	TE Connectivity PLC	33,441
11	Teledyne Technologies, Inc.(a)	5,625
12	Zebra Technologies Corp., Class A(a)	4,703
		131,631
	Energy Equipment & Services — 0.1%
447	ChampionX Corp.	12,802
597	NOV, Inc.	8,627
137	Schlumberger NV	5,518
		26,947
	Entertainment — 1.3%
51	Electronic Arts, Inc.	6,268
44	Live Nation Entertainment, Inc.(a)	6,366
137	Netflix, Inc.(a)	133,816
26	Take-Two Interactive Software, Inc.(a)	4,823
651	Walt Disney Co.	73,602
2,801	Warner Bros. Discovery, Inc.(a)	29,243
		254,118
	Financial Services — 1.8%
262	Block, Inc.(a)	23,795
698	Corebridge Financial, Inc.	23,564
407	Equitable Holdings, Inc.	22,149
246	Fiserv, Inc.(a)	53,146
369	Global Payments, Inc.	41,642
20	Jack Henry & Associates, Inc.	3,482
20	Mastercard, Inc., Class A	11,109
714	MGIC Investment Corp.	18,235
293	PayPal Holdings, Inc.(a)	25,954
335	Visa, Inc., Class A	114,503
153	Voya Financial, Inc.	10,861
46	WEX, Inc.(a)	8,459
		356,899
	Food Products — 0.4%
102	Campbell's Co.	3,954
264	General Mills, Inc.	15,877
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2035 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
28	Hershey Co.	$4,179
89	Ingredion, Inc.	12,143
116	Kellanova	9,481
370	Kraft Heinz Co.	11,041
80	McCormick & Co., Inc.	6,178
215	Mondelez International, Inc., Class A	12,468
		75,321
	Gas Utilities — 0.2%
65	Atmos Energy Corp.	9,263
246	New Jersey Resources Corp.	11,796
152	ONE Gas, Inc.	10,737
		31,796
	Ground Transportation — 0.3%
287	CSX Corp.	9,434
16	Norfolk Southern Corp.	4,085
64	Ryder System, Inc.	10,202
20	Saia, Inc.(a)	9,602
57	Uber Technologies, Inc.(a)	3,810
44	Union Pacific Corp.	10,903
78	XPO, Inc.(a)	10,426
		58,462
	Health Care Equipment & Supplies — 0.9%
11	Align Technology, Inc.(a)	2,410
569	Baxter International, Inc.	18,527
51	Becton Dickinson & Co.	12,628
49	Edwards Lifesciences Corp.(a)	3,550
146	GE HealthCare Technologies, Inc.	12,892
90	Glaukos Corp.(a)	14,080
80	Hologic, Inc.(a)	5,771
78	Intuitive Surgical, Inc.(a)	44,607
73	LeMaitre Vascular, Inc.	7,076
139	Merit Medical Systems, Inc.(a)	15,134
34	Penumbra, Inc.(a)	9,077
16	ResMed, Inc.	3,779
30	STERIS PLC	6,619
48	Stryker Corp.	18,782
36	Zimmer Biomet Holdings, Inc.	3,941
		178,873
	Health Care Providers & Services — 1.1%
65	Cardinal Health, Inc.	8,038
844	Centene Corp.(a)	54,041
22	Chemed Corp.	12,364
40	Cigna Group	11,768
453	CVS Health Corp.	25,586
107	Elevance Health, Inc.	42,340
12	HCA Healthcare, Inc.	3,959
120	HealthEquity, Inc.(a)	13,250
9	Humana, Inc.	2,639
19	Labcorp Holdings, Inc.	4,746
14	McKesson Corp.	8,327
72	UnitedHealth Group, Inc.	39,059
		226,117
	Health Care REITs — 0.1%
136	Welltower, Inc.	18,561
	Health Care Technology — 0.4%
827	Doximity, Inc., Class A(a)	48,876
170	Veeva Systems, Inc., Class A(a)	39,654
		88,530
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
145	Host Hotels & Resorts, Inc.	$2,423
	Hotels, Restaurants & Leisure — 0.9%
199	Airbnb, Inc., Class A(a)	26,103
258	Aramark	10,039
3	Booking Holdings, Inc.	14,213
117	Chipotle Mexican Grill, Inc.(a)	6,827
95	Marriott Vacations Worldwide Corp.	8,243
66	McDonald's Corp.	19,054
453	Starbucks Corp.	48,779
222	Travel & Leisure Co.	12,068
29	Wingstop, Inc.	8,639
365	Yum China Holdings, Inc.	16,881
154	Yum! Brands, Inc.	20,097
		190,943
	Household Durables — 0.3%
214	KB Home	14,359
131	Meritage Homes Corp.	10,201
223	Taylor Morrison Home Corp.(a)	14,375
143	Toll Brothers, Inc.	19,421
		58,356
	Household Products — 0.4%
128	Church & Dwight Co., Inc.	13,506
51	Colgate-Palmolive Co.	4,422
327	Energizer Holdings, Inc.	11,115
273	Procter & Gamble Co.	45,315
		74,358
	Independent Power & Renewable Electricity Producers — 0.0%
298	AES Corp.	3,278
247	Clearway Energy, Inc., Class A	6,059
		9,337
	Industrial Conglomerates — 0.1%
35	3M Co.	5,327
42	Honeywell International, Inc.	9,396
		14,723
	Industrial REITs — 0.1%
60	Prologis, Inc.	7,155
307	Rexford Industrial Realty, Inc.	12,483
		19,638
	Insurance — 1.4%
28	Allstate Corp.	5,385
841	American International Group, Inc.	61,948
59	Arch Capital Group Ltd.	5,491
55	Arthur J Gallagher & Co.	16,600
161	Assured Guaranty Ltd.	15,231
29	Chubb Ltd.	7,885
151	First American Financial Corp.	9,546
94	Hanover Insurance Group, Inc.	14,390
89	Hartford Financial Services Group, Inc.	9,928
42	Marsh & McLennan Cos., Inc.	9,109
45	Prudential Financial, Inc.	5,434
191	Reinsurance Group of America, Inc.	43,521
135	Selective Insurance Group, Inc.	11,358
48	Travelers Cos., Inc.	11,769
169	Willis Towers Watson PLC	55,696
		283,291
	Interactive Media & Services — 2.3%
546	Alphabet, Inc., Class A	111,395
817	Alphabet, Inc., Class C	167,975
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2035 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
253	Meta Platforms, Inc., Class A	$174,362
255	Yelp, Inc.(a)	10,185
		463,917
	IT Services — 0.5%
54	Accenture PLC, Class A	20,787
134	Cognizant Technology Solutions Corp., Class A	11,070
53	International Business Machines Corp.	13,552
237	Kyndryl Holdings, Inc.(a)	8,997
430	Shopify, Inc., Class A(a)	50,224
		104,630
	Leisure Products — 0.0%
458	Mattel, Inc.(a)	8,537
	Life Sciences Tools & Services — 0.6%
29	Agilent Technologies, Inc.	4,394
611	Avantor, Inc.(a)	13,613
31	Bio-Techne Corp.	2,280
13	Charles River Laboratories International, Inc.(a)	2,142
42	Danaher Corp.	9,355
255	Illumina, Inc.(a)	33,849
265	IQVIA Holdings, Inc.(a)	53,360
49	Repligen Corp.(a)	8,144
7	West Pharmaceutical Services, Inc.	2,391
		129,528
	Machinery — 1.0%
68	AGCO Corp.	7,101
185	Deere & Co.	88,164
52	Dover Corp.	10,591
79	Fortive Corp.	6,425
216	Graco, Inc.	18,181
17	Illinois Tool Works, Inc.	4,406
149	ITT, Inc.	22,502
88	Oshkosh Corp.	10,243
83	SPX Technologies, Inc.(a)	12,327
148	Terex Corp.	7,117
95	Toro Co.	7,911
		194,968
	Media — 0.6%
129	Charter Communications, Inc., Class A(a)	44,568
1,058	Comcast Corp., Class A	35,612
285	Interpublic Group of Cos., Inc.	8,171
178	Liberty Broadband Corp., Class C(a)	13,646
121	Omnicom Group, Inc.	10,502
		112,499
	Metals & Mining — 0.2%
200	Alcoa Corp.	7,064
52	Carpenter Technology Corp.	10,039
64	Freeport-McMoRan, Inc.	2,294
93	Newmont Corp.	3,973
47	Reliance, Inc.	13,607
189	U.S. Steel Corp.	6,965
		43,942
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
730	Annaly Capital Management, Inc.	14,899
	Multi-Utilities — 0.1%
107	Consolidated Edison, Inc.	10,030
40	DTE Energy Co.	4,795
27	WEC Energy Group, Inc.	2,680
		17,505
Shares	Description	Value (†)
	Office REITs — 0.3%
541	COPT Defense Properties	$15,927
1,280	Easterly Government Properties, Inc.	14,541
454	Highwoods Properties, Inc.	13,524
234	Kilroy Realty Corp.	9,131
		53,123
	Oil, Gas & Consumable Fuels — 1.8%
751	Antero Midstream Corp.	12,046
351	Antero Resources Corp.(a)	13,099
1,193	APA Corp.	26,162
166	Chevron Corp.	24,765
334	CNX Resources Corp.(a)	9,145
595	ConocoPhillips	58,804
136	Devon Energy Corp.	4,638
21	Diamondback Energy, Inc.	3,452
437	EOG Resources, Inc.	54,970
385	Exxon Mobil Corp.	41,130
33	Hess Corp.	4,588
475	Kinder Morgan, Inc.	13,053
82	ONEOK, Inc.	7,968
227	Ovintiv, Inc.	9,584
517	Phillips 66	60,939
254	Range Resources Corp.	9,408
34	Valero Energy Corp.	4,522
166	Williams Cos., Inc.	9,201
		367,474
	Passenger Airlines — 0.3%
783	American Airlines Group, Inc.(a)	13,248
643	Delta Air Lines, Inc.	43,255
		56,503
	Personal Care Products — 0.2%
40	Estee Lauder Cos., Inc., Class A	3,337
2,000	Kenvue, Inc.	42,580
		45,917
	Pharmaceuticals — 1.2%
233	Bristol-Myers Squibb Co.	13,735
25	Eli Lilly & Co.	20,277
65	Jazz Pharmaceuticals PLC(a)	8,084
274	Johnson & Johnson	41,689
639	Merck & Co., Inc.	63,146
138	Novartis AG, ADR	14,451
444	Novo Nordisk AS, ADR	37,496
567	Pfizer, Inc.	15,037
416	Roche Holding AG, ADR	16,328
62	Zoetis, Inc.	10,596
		240,839
	Professional Services — 0.4%
19	Automatic Data Processing, Inc.	5,757
138	Equifax, Inc.	37,920
146	Exponent, Inc.	13,384
118	Korn Ferry	8,346
45	Leidos Holdings, Inc.	6,391
24	Paychex, Inc.	3,544
49	Paylocity Holding Corp.(a)	10,071
		85,413
	Real Estate Management & Development — 0.3%
349	CBRE Group, Inc., Class A(a)	50,514
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2035 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — continued
31	CoStar Group, Inc.(a)	$2,375
62	Jones Lang LaSalle, Inc.(a)	17,533
		70,422
	Residential REITs — 0.0%
32	AvalonBay Communities, Inc.	7,088
	Retail REITs — 0.1%
882	Brixmor Property Group, Inc.	22,985
	Semiconductors & Semiconductor Equipment — 2.6%
138	Advanced Micro Devices, Inc.(a)	16,001
68	Analog Devices, Inc.	14,408
59	Applied Materials, Inc.	10,641
351	ARM Holdings PLC, ADR(a)	56,002
143	Broadcom, Inc.	31,642
234	Intel Corp.	4,547
68	Lam Research Corp.	5,511
128	Lattice Semiconductor Corp.(a)	7,298
39	Microchip Technology, Inc.	2,118
103	Micron Technology, Inc.	9,398
132	MKS Instruments, Inc.	14,953
2,139	NVIDIA Corp.	256,830
22	ON Semiconductor Corp.(a)	1,151
51	Onto Innovation, Inc.(a)	10,443
291	QUALCOMM, Inc.	50,323
49	Silicon Laboratories, Inc.(a)	6,644
85	Synaptics, Inc.(a)	7,216
78	Texas Instruments, Inc.	14,400
		519,526
	Software — 3.2%
29	Adobe, Inc.(a)	12,686
12	ANSYS, Inc.(a)	4,206
214	Autodesk, Inc.(a)	66,627
30	Cadence Design Systems, Inc.(a)	8,929
133	DocuSign, Inc.(a)	12,865
258	Dynatrace, Inc.(a)	14,899
11	Intuit, Inc.	6,617
57	Manhattan Associates, Inc.(a)	11,890
538	Microsoft Corp.	223,302
636	Oracle Corp.	108,158
28	Palo Alto Networks, Inc.(a)	5,164
33	PTC, Inc.(a)	6,385
48	Qualys, Inc.(a)	6,692
32	Roper Technologies, Inc.	18,421
189	Salesforce, Inc.	64,581
14	ServiceNow, Inc.(a)	14,257
43	SPS Commerce, Inc.(a)	7,941
10	Synopsys, Inc.(a)	5,255
14	Tyler Technologies, Inc.(a)	8,423
137	Workday, Inc., Class A(a)	35,902
		643,200
	Specialized REITs — 0.1%
25	American Tower Corp.	4,624
31	Crown Castle, Inc.	2,768
19	Digital Realty Trust, Inc.	3,113
7	Equinix, Inc.	6,396
89	Weyerhaeuser Co.	2,725
		19,626
	Specialty Retail — 0.7%
53	Abercrombie & Fitch Co., Class A(a)	6,327
30	Asbury Automotive Group, Inc.(a)	8,900
Shares	Description	Value (†)
	Specialty Retail — continued
52	Burlington Stores, Inc.(a)	$14,764
46	Dick's Sporting Goods, Inc.	11,042
94	Floor & Decor Holdings, Inc., Class A(a)	9,409
63	Home Depot, Inc.	25,955
29	Lithia Motors, Inc.	10,907
39	Lowe's Cos., Inc.	10,142
6	O'Reilly Automotive, Inc.(a)	7,767
35	Ross Stores, Inc.	5,270
158	TJX Cos., Inc.	19,717
76	Williams-Sonoma, Inc.	16,064
		146,264
	Technology Hardware, Storage & Peripherals — 1.1%
842	Apple, Inc.	198,712
179	Hewlett Packard Enterprise Co.	3,793
109	HP, Inc.	3,542
44	NetApp, Inc.	5,372
50	Western Digital Corp.(a)	3,257
		214,676
	Textiles, Apparel & Luxury Goods — 0.2%
56	Crocs, Inc.(a)	5,716
19	Deckers Outdoor Corp.(a)	3,370
6	Lululemon Athletica, Inc.(a)	2,485
86	PVH Corp.	7,706
22	Ralph Lauren Corp.	5,493
1,363	Under Armour, Inc., Class A(a)	11,381
310	VF Corp.	8,051
		44,202
	Trading Companies & Distributors — 0.1%
203	Core & Main, Inc., Class A(a)	11,457
39	Watsco, Inc.	18,665
		30,122
	Water Utilities — 0.1%
95	American States Water Co.	7,078
24	American Water Works Co., Inc.	2,991
198	Essential Utilities, Inc.	7,025
		17,094
	Total Common Stocks (Identified Cost $7,324,762)	8,909,545

Principal Amount
Bonds and Notes — 13.8%
	Apartment REITs — 0.1%
$15,000	Essex Portfolio LP, 3.000%, 1/15/2030	13,653
	Automotive — 0.4%
28,000	Cummins, Inc., 5.150%, 2/20/2034	28,078
25,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	24,743
6,000	Lear Corp., 4.250%, 5/15/2029	5,800
14,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	12,332
		70,953
	Banking — 1.6%
15,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	14,276
33,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	28,539
31,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	29,622
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2035 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$24,000	Citigroup, Inc., 4.600%, 3/09/2026	$23,986
20,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	19,947
26,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	26,021
29,000	KeyCorp, MTN, 2.550%, 10/01/2029	25,929
19,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	20,414
14,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	13,537
15,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	14,309
12,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	11,739
28,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	27,202
27,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	26,985
14,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	11,713
24,000	Westpac Banking Corp., 2.350%, 2/19/2025	23,975
		318,194
	Brokerage — 0.2%
28,000	BlackRock, Inc., 2.400%, 4/30/2030	24,963
30,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	19,316
		44,279
	Building Materials — 0.2%
15,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	13,827
29,000	Owens Corning, 3.950%, 8/15/2029	27,817
		41,644
	Chemicals — 0.2%
33,000	Ecolab, Inc., 2.125%, 2/01/2032	27,501
8,000	LYB International Finance BV, 5.250%, 7/15/2043	7,263
		34,764
	Consumer Products — 0.1%
11,000	Procter & Gamble Co., 3.000%, 3/25/2030	10,205
	Diversified Manufacturing — 0.2%
28,000	Eaton Corp., 4.150%, 3/15/2033	26,388
15,000	Emerson Electric Co., 2.000%, 12/21/2028	13,614
		40,002
	Electric — 0.6%
16,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	14,701
31,000	Entergy Corp., 0.900%, 9/15/2025	30,289
15,000	Exelon Corp., 4.050%, 4/15/2030	14,327
30,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	26,074
10,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	9,465
6,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,456
24,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	23,694
		123,006
	Environmental — 0.1%
15,000	Republic Services, Inc., 1.450%, 2/15/2031	12,258
8,000	Waste Management, Inc., 2.950%, 6/01/2041	5,850
		18,108
	Finance Companies — 0.1%
13,000	ARES Capital Corp., 3.250%, 7/15/2025	12,911
17,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	16,064
		28,975
Principal Amount	Description	Value (†)
	Food & Beverage — 0.5%
$30,000	Coca-Cola Co., 1.450%, 6/01/2027	$28,108
21,000	General Mills, Inc., 4.000%, 4/17/2025	20,978
21,000	Kellanova, 4.300%, 5/15/2028	20,717
12,000	Mondelez International, Inc., 2.750%, 4/13/2030	10,790
29,000	PepsiCo, Inc., 2.750%, 3/19/2030	26,406
		106,999
	Government Owned - No Guarantee — 0.3%
24,000	Equinor ASA, 3.625%, 4/06/2040	19,511
41,000	Federal National Mortgage Association, 6.625%, 11/15/2030	45,570
		65,081
	Health Care REITs — 0.2%
29,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	28,672
15,000	Welltower OP LLC, 2.800%, 6/01/2031	13,123
		41,795
	Health Insurance — 0.2%
24,000	Elevance Health, Inc., 4.101%, 3/01/2028	23,547
19,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	19,684
		43,231
	Healthcare — 0.2%
13,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	12,778
5,000	CVS Health Corp., 4.300%, 3/25/2028	4,882
14,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	13,594
14,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	12,661
		43,915
	Integrated Energy — 0.2%
24,000	Exxon Mobil Corp., 2.992%, 3/19/2025	23,953
19,000	Shell International Finance BV, 6.375%, 12/15/2038	20,747
		44,700
	Life Insurance — 0.3%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,243
22,000	Manulife Financial Corp., 3.703%, 3/16/2032	20,127
14,000	MetLife, Inc., 5.375%, 7/15/2033	14,160
17,000	Prudential Financial, Inc., 3.935%, 12/07/2049	12,797
		53,327
	Media Entertainment — 0.1%
11,000	Netflix, Inc., 3.625%, 6/15/2025(b)	10,953
	Metals & Mining — 0.1%
16,000	Nucor Corp., 3.125%, 4/01/2032	14,065
	Midstream — 0.1%
21,000	Enbridge, Inc., 5.625%, 4/05/2034	21,060
	Mortgage Related — 3.4%
29,863	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	23,314
9,381	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2051	7,730
10,292	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	8,423
13,576	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	11,057
11,527	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	9,396
28,539	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	23,263
11,883	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	10,135
23,493	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	20,003
12,835	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	10,930
19,035	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	16,198
21,102	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	17,957
38,604	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	34,221
23,122	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	20,477
3,435	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	3,148
876	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	803
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2035 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$7,370	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	$6,943
19,717	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	19,047
2,789	Federal National Mortgage Association, 2.000%, 9/01/2050	2,191
14,253	Federal National Mortgage Association, 2.000%, 7/01/2051	11,160
41,459	Federal National Mortgage Association, 2.000%, 8/01/2051	32,490
9,797	Federal National Mortgage Association, 2.000%, 10/01/2051	7,670
8,263	Federal National Mortgage Association, 2.000%, 11/01/2051	6,464
34,298	Federal National Mortgage Association, 2.000%, 3/01/2052	26,758
2,386	Federal National Mortgage Association, 2.500%, 8/01/2050	1,958
15,206	Federal National Mortgage Association, 2.500%, 2/01/2051	12,414
14,841	Federal National Mortgage Association, 2.500%, 8/01/2051	12,125
9,101	Federal National Mortgage Association, 2.500%, 9/01/2051	7,438
31,431	Federal National Mortgage Association, 2.500%, 4/01/2052	25,620
30,285	Federal National Mortgage Association, 2.500%, 5/01/2052	24,686
1,325	Federal National Mortgage Association, 3.000%, 4/01/2034	1,251
484	Federal National Mortgage Association, 3.000%, 7/01/2034	457
1,300	Federal National Mortgage Association, 3.000%, 6/01/2049	1,121
4,238	Federal National Mortgage Association, 3.000%, 12/01/2049	3,634
18,925	Federal National Mortgage Association, 3.000%, 5/01/2051	16,163
18,365	Federal National Mortgage Association, 3.000%, 4/01/2052	15,650
17,610	Federal National Mortgage Association, 3.000%, 7/01/2052	14,998
3,284	Federal National Mortgage Association, 3.500%, 6/01/2049	2,934
1,405	Federal National Mortgage Association, 3.500%, 8/01/2049	1,254
37,507	Federal National Mortgage Association, 3.500%, 5/01/2052	33,251
193	Federal National Mortgage Association, 4.000%, 2/01/2049	178
317	Federal National Mortgage Association, 4.000%, 6/01/2049	293
666	Federal National Mortgage Association, 4.000%, 3/01/2050	615
6,926	Federal National Mortgage Association, 4.000%, 8/01/2052	6,345
21,587	Federal National Mortgage Association, 4.000%, 9/01/2052	19,777
23,065	Federal National Mortgage Association, 4.000%, 5/01/2053	21,100
1,036	Federal National Mortgage Association, 4.500%, 5/01/2049	988
10,764	Federal National Mortgage Association, 4.500%, 2/01/2053	10,151
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$5,413	Federal National Mortgage Association, 4.500%, 4/01/2053	$5,098
23,280	Federal National Mortgage Association, 4.500%, 8/01/2053	21,917
808	Government National Mortgage Association, 3.000%, 4/20/2052	704
24,719	Government National Mortgage Association, 3.000%, 6/20/2052	21,530
12,077	Government National Mortgage Association, 4.000%, 8/20/2053	11,125
13,697	Government National Mortgage Association, 5.000%, 7/20/2053	13,332
55,484	Government National Mortgage Association, 5.500%, 4/20/2053	55,253
		693,138
	Office REITs — 0.1%
14,000	Boston Properties LP, 2.750%, 10/01/2026	13,515
	Oil Field Services — 0.1%
15,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	14,493
13,000	Schlumberger Investment SA, 4.850%, 5/15/2033	12,675
		27,168
	Other REITs — 0.1%
17,000	Prologis LP, 1.250%, 10/15/2030	14,001
	Pharmaceuticals — 0.3%
32,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	27,475
13,000	Biogen, Inc., 2.250%, 5/01/2030	11,322
14,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	13,242
12,000	Merck & Co., Inc., 1.450%, 6/24/2030	10,112
8,000	Viatris, Inc., 3.850%, 6/22/2040	5,997
		68,148
	Property & Casualty Insurance — 0.1%
8,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	7,283
16,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	13,849
		21,132
	Railroads — 0.1%
26,000	CSX Corp., 2.600%, 11/01/2026	25,181
	Restaurants — 0.1%
27,000	Starbucks Corp., 2.250%, 3/12/2030	23,751
	Retail REITs — 0.1%
7,000	Realty Income Corp., 2.700%, 2/15/2032	5,952
8,000	Realty Income Corp., 3.400%, 1/15/2028	7,711
		13,663
	Retailers — 0.2%
13,000	Amazon.com, Inc., 3.875%, 8/22/2037	11,485
33,000	TJX Cos., Inc., 1.150%, 5/15/2028	29,611
9,000	Walmart, Inc., 4.100%, 4/15/2033	8,595
		49,691
	Technology — 1.0%
24,000	Adobe, Inc., 2.300%, 2/01/2030	21,436
21,000	Apple, Inc., 2.500%, 2/09/2025	20,991
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,251
12,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	11,343
14,000	Intel Corp., 2.450%, 11/15/2029	12,391
27,000	International Business Machines Corp., 4.000%, 6/20/2042	22,042
14,000	NVIDIA Corp., 2.850%, 4/01/2030	12,854
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2035 Fund (continued)
Principal Amount	Description	Value (†)
	Technology — continued
$20,000	Oracle Corp., 2.950%, 5/15/2025	$19,904
30,000	QUALCOMM, Inc., 1.650%, 5/20/2032	23,979
15,000	QUALCOMM, Inc., 4.500%, 5/20/2052	12,631
24,000	Salesforce, Inc., 1.500%, 7/15/2028	21,673
14,000	Texas Instruments, Inc., 4.900%, 3/14/2033	13,923
		196,418
	Treasuries — 1.9%
46,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	21,839
50,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	35,639
26,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	17,777
69,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	50,313
74,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	56,113
38,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	27,969
50,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	36,484
23,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	20,948
131,000	U.S. Treasury Notes, 0.375%, 11/30/2025	126,899
		393,981
	Utility Other — 0.0%
13,000	Essential Utilities, Inc., 4.276%, 5/01/2049	10,115
	Wireless — 0.1%
23,000	Vodafone Group PLC, 6.150%, 2/27/2037	24,168
	Wirelines — 0.2%
10,000	AT&T, Inc., 3.650%, 6/01/2051	7,055
40,000	Verizon Communications, Inc., 2.650%, 11/20/2040	27,479
		34,534
	Total Bonds and Notes (Identified Cost $2,976,336)	2,797,513

Shares
Exchange-Traded Funds — 6.2%
15,792	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,228,970)	1,255,780

Mutual Funds — 9.8%
46,614	WCM Focused Emerging Markets Fund, Institutional Class	708,997
54,516	WCM Focused International Growth Fund, Institutional Class	1,267,497
	Total Mutual Funds (Identified Cost $2,141,695)	1,976,494

Affiliated Mutual Funds — 22.7%
99,194	Loomis Sayles Inflation Protected Securities Fund, Class N	950,278
98,116	Loomis Sayles Limited Term Government and Agency Fund, Class N	1,058,677
153,704	Mirova Global Green Bond Fund, Class N	1,321,858
101,343	Mirova International Sustainable Equity Fund, Class N	1,265,780
	Total Affiliated Mutual Funds (Identified Cost $4,963,342)	4,596,593

Principal Amount	Description	Value (†)
Short-Term Investments — 3.6%
$731,541	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $731,694 on 2/03/2025 collateralized by $600,600 U.S. Treasury Note, 4.250% due 12/31/2026 valued at $603,286; $142,100 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $143,469 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $731,541)	$731,541
	Total Investments — 100.2% (Identified Cost $19,366,646)	20,267,466
	Other assets less liabilities — (0.2)%	(35,884)
	Net Assets — 100.0%	$20,231,582

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of
Rule 144A holdings amounted to $39,084 or 0.2% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2025
Equity	66.4%
Fixed Income	30.2
Short-Term Investments	3.6
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2040 Fund

Shares	Description	Value (†)
Common Stocks — 50.5% of Net Assets
	Aerospace & Defense — 1.1%
286	AAR Corp.(a)	$19,379
12	Axon Enterprise, Inc.(a)	7,826
752	Boeing Co.(a)	132,743
166	General Electric Co.	33,793
52	L3Harris Technologies, Inc.	11,025
46	Lockheed Martin Corp.	21,296
117	Moog, Inc., Class A	21,254
17	Northrop Grumman Corp.	8,284
223	RTX Corp.	28,756
142	Woodward, Inc.	26,305
		310,661
	Air Freight & Logistics — 0.2%
346	Expeditors International of Washington, Inc.	39,299
41	FedEx Corp.	10,859
224	GXO Logistics, Inc.(a)	10,181
62	United Parcel Service, Inc., Class B	7,082
		67,421
	Automobile Components — 0.4%
963	BorgWarner, Inc.	30,720
779	Magna International, Inc.	30,903
1,643	Mobileye Global, Inc., Class A(a)	27,151
226	Visteon Corp.(a)	18,997
		107,771
	Automobiles — 1.6%
2,362	General Motors Co.	116,824
823	Tesla, Inc.(a)	332,986
108	Thor Industries, Inc.	11,107
		460,917
	Banks — 2.7%
479	Ameris Bancorp	31,446
794	Atlantic Union Bankshares Corp.	29,989
837	Banc of California, Inc.	13,409
2,558	Bank of America Corp.	118,435
1,709	Citigroup, Inc.	139,164
99	Citizens Financial Group, Inc.	4,709
273	East West Bancorp, Inc.	28,111
34	First Citizens BancShares, Inc., Class A	74,960
1,497	First Financial Bancorp	41,946
1,436	Fulton Financial Corp.	29,208
259	JPMorgan Chase & Co.	69,231
125	PNC Financial Services Group, Inc.	25,119
400	SouthState Corp.	42,236
178	Truist Financial Corp.	8,476
208	U.S. Bancorp	9,938
458	Webster Financial Corp.	27,590
986	Wells Fargo & Co.	77,697
		771,664
	Beverages — 0.9%
73	Boston Beer Co., Inc., Class A(a)	18,299
550	Coca-Cola Co.	34,914
2,017	Keurig Dr. Pepper, Inc.	64,746
1,848	Monster Beverage Corp.(a)	90,016
244	PepsiCo, Inc.	36,768
		244,743
	Biotechnology — 1.1%
168	AbbVie, Inc.	30,895
305	Alnylam Pharmaceuticals, Inc.(a)	82,749
Shares	Description	Value (†)
	Biotechnology — continued
36	Amgen, Inc.	$10,275
240	BioMarin Pharmaceutical, Inc.(a)	15,206
346	CRISPR Therapeutics AG(a)	14,390
233	Gilead Sciences, Inc.	22,648
237	Halozyme Therapeutics, Inc.(a)	13,424
98	Incyte Corp.(a)	7,268
136	Neurocrine Biosciences, Inc.(a)	20,647
113	Regeneron Pharmaceuticals, Inc.(a)	76,047
97	Sarepta Therapeutics, Inc.(a)	11,031
41	United Therapeutics Corp.(a)	14,398
16	Vertex Pharmaceuticals, Inc.(a)	7,387
		326,365
	Broadline Retail — 1.6%
277	Alibaba Group Holding Ltd., ADR	27,379
1,711	Amazon.com, Inc.(a)	406,670
109	eBay, Inc.	7,355
109	Ollie's Bargain Outlet Holdings, Inc.(a)	12,155
		453,559
	Building Products — 0.6%
61	Carlisle Cos., Inc.	23,757
134	Carrier Global Corp.	8,761
689	Fortune Brands Innovations, Inc.	49,381
547	Masco Corp.	43,366
150	Owens Corning	27,682
150	Trex Co., Inc.(a)	10,925
		163,872
	Capital Markets — 3.0%
1,071	Bank of New York Mellon Corp.	92,031
35	BlackRock, Inc.	37,642
380	Carlyle Group, Inc.	21,341
61	Cboe Global Markets, Inc.	12,464
1,629	Charles Schwab Corp.	134,751
115	CME Group, Inc.	27,200
85	FactSet Research Systems, Inc.	40,325
35	Goldman Sachs Group, Inc.	22,414
734	Intercontinental Exchange, Inc.	117,315
391	Janus Henderson Group PLC	17,568
77	KKR & Co., Inc.	12,864
81	Morgan Stanley	11,213
70	MSCI, Inc.	41,774
860	Nasdaq, Inc.	70,812
47	Northern Trust Corp.	5,278
53	S&P Global, Inc.	27,635
527	SEI Investments Co.	45,628
828	State Street Corp.	84,141
285	Stifel Financial Corp.	33,017
44	T. Rowe Price Group, Inc.	5,144
		860,557
	Chemicals — 0.9%
44	Air Products & Chemicals, Inc.	14,751
262	Celanese Corp.	18,612
1,309	Corteva, Inc.	85,438
67	DuPont de Nemours, Inc.	5,146
82	Ecolab, Inc.	20,516
212	HB Fuller Co.	13,384
151	Innospec, Inc.	17,116
72	Linde PLC	32,121
177	Minerals Technologies, Inc.	13,574
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2040 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
26	Sherwin-Williams Co.	$9,312
242	Stepan Co.	15,340
		245,310
	Commercial Services & Supplies — 0.2%
108	MSA Safety, Inc.	17,791
234	RB Global, Inc.	20,938
36	Waste Management, Inc.	7,930
		46,659
	Communications Equipment — 0.1%
196	Ciena Corp.(a)	17,079
75	F5, Inc.(a)	22,295
		39,374
	Construction & Engineering — 0.3%
244	AECOM	25,727
50	Comfort Systems USA, Inc.	21,838
52	EMCOR Group, Inc.	23,299
		70,864
	Construction Materials — 0.1%
27	Martin Marietta Materials, Inc.	14,691
66	Vulcan Materials Co.	18,094
		32,785
	Consumer Finance — 0.7%
2,360	Ally Financial, Inc.	91,969
49	American Express Co.	15,555
480	Capital One Financial Corp.	97,781
		205,305
	Consumer Staples Distribution & Retail — 0.9%
214	BJ's Wholesale Club Holdings, Inc.(a)	21,197
48	Casey's General Stores, Inc.	20,245
25	Costco Wholesale Corp.	24,497
1,626	Kroger Co.	100,226
156	Sprouts Farmers Market, Inc.(a)	24,701
44	Target Corp.	6,068
456	Walmart, Inc.	44,761
		241,695
	Containers & Packaging — 0.1%
218	Crown Holdings, Inc.	19,153
351	Sonoco Products Co.	16,722
		35,875
	Distributors — 0.1%
308	Genuine Parts Co.	35,805
	Diversified Consumer Services — 0.2%
37	Duolingo, Inc.(a)	13,468
128	Grand Canyon Education, Inc.(a)	22,482
263	Service Corp. International	20,545
		56,495
	Diversified REITs — 0.1%
631	American Assets Trust, Inc.	15,321
	Diversified Telecommunication Services — 0.3%
1,651	AT&T, Inc.	39,178
362	Iridium Communications, Inc.	10,408
834	Verizon Communications, Inc.	32,851
		82,437
	Electric Utilities — 0.3%
162	Alliant Energy Corp.	9,539
Shares	Description	Value (†)
	Electric Utilities — continued
221	Eversource Energy	$12,747
166	Exelon Corp.	6,640
378	FirstEnergy Corp.	15,044
144	IDACORP, Inc.	15,831
749	PPL Corp.	25,167
142	Xcel Energy, Inc.	9,542
		94,510
	Electrical Equipment — 0.3%
54	Eaton Corp. PLC	17,628
179	Emerson Electric Co.	23,261
33	GE Vernova, Inc.	12,305
325	nVent Electric PLC	21,154
118	Regal Rexnord Corp.	18,730
		93,078
	Electronic Equipment, Instruments & Components — 0.8%
166	Advanced Energy Industries, Inc.	19,103
214	Amphenol Corp., Class A	15,147
346	Avnet, Inc.	17,874
274	Cognex Corp.	10,933
191	Coherent Corp.(a)	17,284
60	Fabrinet(a)	12,973
462	Flex Ltd.(a)	19,242
879	Knowles Corp.(a)	16,640
54	Littelfuse, Inc.	12,871
367	TE Connectivity PLC	54,305
19	Teledyne Technologies, Inc.(a)	9,715
19	Zebra Technologies Corp., Class A(a)	7,447
		213,534
	Energy Equipment & Services — 0.2%
702	ChampionX Corp.	20,105
997	NOV, Inc.	14,407
227	Schlumberger NV	9,144
		43,656
	Entertainment — 1.5%
82	Electronic Arts, Inc.	10,079
74	Live Nation Entertainment, Inc.(a)	10,706
227	Netflix, Inc.(a)	221,724
43	Take-Two Interactive Software, Inc.(a)	7,977
1,027	Walt Disney Co.	116,113
4,633	Warner Bros. Discovery, Inc.(a)	48,369
		414,968
	Financial Services — 2.0%
407	Block, Inc.(a)	36,964
1,127	Corebridge Financial, Inc.	38,047
657	Equitable Holdings, Inc.	35,754
396	Fiserv, Inc.(a)	85,552
596	Global Payments, Inc.	67,259
33	Jack Henry & Associates, Inc.	5,745
32	Mastercard, Inc., Class A	17,774
1,165	MGIC Investment Corp.	29,754
463	PayPal Holdings, Inc.(a)	41,013
524	Visa, Inc., Class A	179,103
252	Voya Financial, Inc.	17,889
74	WEX, Inc.(a)	13,608
		568,462
	Food Products — 0.4%
175	Campbell's Co.	6,785
442	General Mills, Inc.	26,582
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2040 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
46	Hershey Co.	$6,865
144	Ingredion, Inc.	19,647
192	Kellanova	15,692
612	Kraft Heinz Co.	18,262
126	McCormick & Co., Inc.	9,731
334	Mondelez International, Inc., Class A	19,369
		122,933
	Gas Utilities — 0.2%
110	Atmos Energy Corp.	15,676
396	New Jersey Resources Corp.	18,988
245	ONE Gas, Inc.	17,307
		51,971
	Ground Transportation — 0.3%
465	CSX Corp.	15,285
27	Norfolk Southern Corp.	6,893
104	Ryder System, Inc.	16,579
31	Saia, Inc.(a)	14,883
98	Uber Technologies, Inc.(a)	6,551
70	Union Pacific Corp.	17,345
130	XPO, Inc.(a)	17,377
		94,913
	Health Care Equipment & Supplies — 1.0%
18	Align Technology, Inc.(a)	3,944
941	Baxter International, Inc.	30,639
81	Becton Dickinson & Co.	20,056
83	Edwards Lifesciences Corp.(a)	6,013
276	GE HealthCare Technologies, Inc.	24,371
148	Glaukos Corp.(a)	23,153
135	Hologic, Inc.(a)	9,739
122	Intuitive Surgical, Inc.(a)	69,769
123	LeMaitre Vascular, Inc.	11,922
227	Merit Medical Systems, Inc.(a)	24,716
56	Penumbra, Inc.(a)	14,950
27	ResMed, Inc.	6,377
51	STERIS PLC	11,253
74	Stryker Corp.	28,956
62	Zimmer Biomet Holdings, Inc.	6,788
		292,646
	Health Care Providers & Services — 1.3%
107	Cardinal Health, Inc.	13,232
1,357	Centene Corp.(a)	86,889
35	Chemed Corp.	19,670
65	Cigna Group	19,124
749	CVS Health Corp.	42,304
173	Elevance Health, Inc.	68,456
21	HCA Healthcare, Inc.	6,928
194	HealthEquity, Inc.(a)	21,421
15	Humana, Inc.	4,398
31	Labcorp Holdings, Inc.	7,744
22	McKesson Corp.	13,084
114	UnitedHealth Group, Inc.	61,844
		365,094
	Health Care REITs — 0.1%
212	Welltower, Inc.	28,934
	Health Care Technology — 0.5%
1,288	Doximity, Inc., Class A(a)	76,121
262	Veeva Systems, Inc., Class A(a)	61,114
		137,235
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
240	Host Hotels & Resorts, Inc.	$4,010
	Hotels, Restaurants & Leisure — 1.1%
320	Airbnb, Inc., Class A(a)	41,975
430	Aramark	16,731
4	Booking Holdings, Inc.	18,950
200	Chipotle Mexican Grill, Inc.(a)	11,670
159	Marriott Vacations Worldwide Corp.	13,797
111	McDonald's Corp.	32,046
715	Starbucks Corp.	76,991
359	Travel & Leisure Co.	19,515
47	Wingstop, Inc.	14,001
569	Yum China Holdings, Inc.	26,316
243	Yum! Brands, Inc.	31,712
		303,704
	Household Durables — 0.3%
350	KB Home	23,485
212	Meritage Homes Corp.	16,508
360	Taylor Morrison Home Corp.(a)	23,206
231	Toll Brothers, Inc.	31,372
		94,571
	Household Products — 0.4%
198	Church & Dwight Co., Inc.	20,893
82	Colgate-Palmolive Co.	7,109
528	Energizer Holdings, Inc.	17,947
440	Procter & Gamble Co.	73,036
		118,985
	Independent Power & Renewable Electricity Producers — 0.1%
522	AES Corp.	5,742
416	Clearway Energy, Inc., Class A	10,205
		15,947
	Industrial Conglomerates — 0.1%
57	3M Co.	8,676
63	Honeywell International, Inc.	14,094
		22,770
	Industrial REITs — 0.1%
101	Prologis, Inc.	12,044
495	Rexford Industrial Realty, Inc.	20,127
		32,171
	Insurance — 1.6%
46	Allstate Corp.	8,847
1,378	American International Group, Inc.	101,503
93	Arch Capital Group Ltd.	8,655
85	Arthur J Gallagher & Co.	25,655
266	Assured Guaranty Ltd.	25,164
44	Chubb Ltd.	11,963
252	First American Financial Corp.	15,931
152	Hanover Insurance Group, Inc.	23,270
147	Hartford Financial Services Group, Inc.	16,398
63	Marsh & McLennan Cos., Inc.	13,663
75	Prudential Financial, Inc.	9,057
315	Reinsurance Group of America, Inc.	71,776
218	Selective Insurance Group, Inc.	18,340
76	Travelers Cos., Inc.	18,634
272	Willis Towers Watson PLC	89,642
		458,498
	Interactive Media & Services — 2.7%
912	Alphabet, Inc., Class A	186,066
1,311	Alphabet, Inc., Class C	269,542
See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2040 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
421	Meta Platforms, Inc., Class A	$290,145
411	Yelp, Inc.(a)	16,415
		762,168
	IT Services — 0.6%
90	Accenture PLC, Class A	34,646
217	Cognizant Technology Solutions Corp., Class A	17,926
83	International Business Machines Corp.	21,223
395	Kyndryl Holdings, Inc.(a)	14,994
670	Shopify, Inc., Class A(a)	78,256
		167,045
	Leisure Products — 0.1%
765	Mattel, Inc.(a)	14,260
	Life Sciences Tools & Services — 0.7%
49	Agilent Technologies, Inc.	7,424
984	Avantor, Inc.(a)	21,924
41	Bio-Techne Corp.	3,016
16	Charles River Laboratories International, Inc.(a)	2,636
65	Danaher Corp.	14,478
406	Illumina, Inc.(a)	53,892
426	IQVIA Holdings, Inc.(a)	85,779
79	Repligen Corp.(a)	13,131
9	West Pharmaceutical Services, Inc.	3,074
		205,354
	Machinery — 1.1%
108	AGCO Corp.	11,279
297	Deere & Co.	141,538
88	Dover Corp.	17,924
134	Fortive Corp.	10,898
348	Graco, Inc.	29,291
30	Illinois Tool Works, Inc.	7,775
244	ITT, Inc.	36,849
146	Oshkosh Corp.	16,994
136	SPX Technologies, Inc.(a)	20,199
239	Terex Corp.	11,494
153	Toro Co.	12,740
		316,981
	Media — 0.6%
208	Charter Communications, Inc., Class A(a)	71,862
1,708	Comcast Corp., Class A	57,491
475	Interpublic Group of Cos., Inc.	13,618
294	Liberty Broadband Corp., Class C(a)	22,538
198	Omnicom Group, Inc.	17,185
		182,694
	Metals & Mining — 0.2%
326	Alcoa Corp.	11,514
85	Carpenter Technology Corp.	16,410
86	Freeport-McMoRan, Inc.	3,083
154	Newmont Corp.	6,579
76	Reliance, Inc.	22,002
304	U.S. Steel Corp.	11,203
		70,791
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,191	Annaly Capital Management, Inc.	24,308
	Multi-Utilities — 0.1%
172	Consolidated Edison, Inc.	16,124
65	DTE Energy Co.	7,792
43	WEC Energy Group, Inc.	4,268
		28,184
Shares	Description	Value (†)
	Office REITs — 0.3%
872	COPT Defense Properties	$25,672
2,089	Easterly Government Properties, Inc.	23,731
741	Highwoods Properties, Inc.	22,074
391	Kilroy Realty Corp.	15,257
		86,734
	Oil, Gas & Consumable Fuels — 2.1%
1,213	Antero Midstream Corp.	19,456
566	Antero Resources Corp.(a)	21,123
1,972	APA Corp.	43,246
274	Chevron Corp.	40,878
558	CNX Resources Corp.(a)	15,278
958	ConocoPhillips	94,679
224	Devon Energy Corp.	7,638
36	Diamondback Energy, Inc.	5,917
709	EOG Resources, Inc.	89,185
1	Expand Energy Corp.	102
614	Exxon Mobil Corp.	65,594
52	Hess Corp.	7,230
779	Kinder Morgan, Inc.	21,407
141	ONEOK, Inc.	13,701
378	Ovintiv, Inc.	15,959
835	Phillips 66	98,421
416	Range Resources Corp.	15,409
56	Valero Energy Corp.	7,448
274	Williams Cos., Inc.	15,188
		597,859
	Passenger Airlines — 0.3%
1,231	American Airlines Group, Inc.(a)	20,828
1,040	Delta Air Lines, Inc.	69,961
		90,789
	Personal Care Products — 0.3%
67	Estee Lauder Cos., Inc., Class A	5,590
3,249	Kenvue, Inc.	69,171
		74,761
	Pharmaceuticals — 1.3%
377	Bristol-Myers Squibb Co.	22,224
41	Eli Lilly & Co.	33,254
103	Jazz Pharmaceuticals PLC(a)	12,810
435	Johnson & Johnson	66,185
1,022	Merck & Co., Inc.	100,994
214	Novartis AG, ADR	22,410
683	Novo Nordisk AS, ADR	57,679
898	Pfizer, Inc.	23,815
646	Roche Holding AG, ADR	25,356
105	Zoetis, Inc.	17,945
		382,672
	Professional Services — 0.5%
32	Automatic Data Processing, Inc.	9,696
226	Equifax, Inc.	62,100
238	Exponent, Inc.	21,818
199	Korn Ferry	14,075
70	Leidos Holdings, Inc.	9,942
39	Paychex, Inc.	5,759
80	Paylocity Holding Corp.(a)	16,442
		139,832
	Real Estate Management & Development — 0.4%
562	CBRE Group, Inc., Class A(a)	81,344
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2040 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — continued
41	CoStar Group, Inc.(a)	$3,141
100	Jones Lang LaSalle, Inc.(a)	28,280
		112,765
	Residential REITs — 0.0%
51	AvalonBay Communities, Inc.	11,297
	Retail REITs — 0.1%
1,436	Brixmor Property Group, Inc.	37,422
	Semiconductors & Semiconductor Equipment — 3.0%
224	Advanced Micro Devices, Inc.(a)	25,973
114	Analog Devices, Inc.	24,155
94	Applied Materials, Inc.	16,953
549	ARM Holdings PLC, ADR(a)	87,593
229	Broadcom, Inc.	50,671
388	Intel Corp.	7,539
109	Lam Research Corp.	8,834
210	Lattice Semiconductor Corp.(a)	11,974
51	Microchip Technology, Inc.	2,769
162	Micron Technology, Inc.	14,781
213	MKS Instruments, Inc.	24,129
3,522	NVIDIA Corp.	422,887
44	ON Semiconductor Corp.(a)	2,303
82	Onto Innovation, Inc.(a)	16,790
459	QUALCOMM, Inc.	79,375
78	Silicon Laboratories, Inc.(a)	10,576
136	Synaptics, Inc.(a)	11,546
129	Texas Instruments, Inc.	23,815
		842,663
	Software — 3.6%
48	Adobe, Inc.(a)	20,998
20	ANSYS, Inc.(a)	7,010
331	Autodesk, Inc.(a)	103,054
45	Cadence Design Systems, Inc.(a)	13,393
220	DocuSign, Inc.(a)	21,281
416	Dynatrace, Inc.(a)	24,024
18	Intuit, Inc.	10,827
94	Manhattan Associates, Inc.(a)	19,607
855	Microsoft Corp.	354,876
1,024	Oracle Corp.	174,141
48	Palo Alto Networks, Inc.(a)	8,852
54	PTC, Inc.(a)	10,448
80	Qualys, Inc.(a)	11,153
49	Roper Technologies, Inc.	28,207
292	Salesforce, Inc.	99,776
22	ServiceNow, Inc.(a)	22,404
68	SPS Commerce, Inc.(a)	12,558
18	Synopsys, Inc.(a)	9,459
22	Tyler Technologies, Inc.(a)	13,236
213	Workday, Inc., Class A(a)	55,819
		1,021,123
	Specialized REITs — 0.1%
42	American Tower Corp.	7,768
52	Crown Castle, Inc.	4,642
31	Digital Realty Trust, Inc.	5,080
10	Equinix, Inc.	9,137
150	Weyerhaeuser Co.	4,593
		31,220
	Specialty Retail — 0.8%
83	Abercrombie & Fitch Co., Class A(a)	9,908
48	Asbury Automotive Group, Inc.(a)	14,241
Shares	Description	Value (†)
	Specialty Retail — continued
84	Burlington Stores, Inc.(a)	$23,850
74	Dick's Sporting Goods, Inc.	17,764
152	Floor & Decor Holdings, Inc., Class A(a)	15,215
103	Home Depot, Inc.	42,434
47	Lithia Motors, Inc.	17,677
61	Lowe's Cos., Inc.	15,862
9	O'Reilly Automotive, Inc.(a)	11,650
57	Ross Stores, Inc.	8,582
256	TJX Cos., Inc.	31,946
125	Williams-Sonoma, Inc.	26,421
		235,550
	Technology Hardware, Storage & Peripherals — 1.2%
1,349	Apple, Inc.	318,364
296	Hewlett Packard Enterprise Co.	6,272
180	HP, Inc.	5,850
76	NetApp, Inc.	9,280
81	Western Digital Corp.(a)	5,275
		345,041
	Textiles, Apparel & Luxury Goods — 0.2%
89	Crocs, Inc.(a)	9,084
30	Deckers Outdoor Corp.(a)	5,321
8	Lululemon Athletica, Inc.(a)	3,314
139	PVH Corp.	12,454
37	Ralph Lauren Corp.	9,239
2,126	Under Armour, Inc., Class A(a)	17,752
519	VF Corp.	13,478
		70,642
	Trading Companies & Distributors — 0.2%
327	Core & Main, Inc., Class A(a)	18,456
63	Watsco, Inc.	30,151
		48,607
	Water Utilities — 0.1%
152	American States Water Co.	11,324
40	American Water Works Co., Inc.	4,986
324	Essential Utilities, Inc.	11,495
		27,805
	Total Common Stocks (Identified Cost $11,654,371)	14,376,612

Principal Amount
Bonds and Notes — 9.8%
	Apartment REITs — 0.0%
$14,000	Essex Portfolio LP, 3.000%, 1/15/2030	12,743
	Automotive — 0.2%
27,000	Cummins, Inc., 5.150%, 2/20/2034	27,076
24,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	23,753
7,000	Lear Corp., 4.250%, 5/15/2029	6,766
15,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	13,213
		70,808
	Banking — 1.1%
14,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	13,324
32,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	27,674
30,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	28,666
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2040 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$24,000	Citigroup, Inc., 4.600%, 3/09/2026	$23,986
16,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	15,958
27,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	27,022
29,000	KeyCorp, MTN, 2.550%, 10/01/2029	25,929
21,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	22,563
14,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	13,537
16,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	15,263
13,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	12,717
27,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	26,230
27,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	26,985
15,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	12,550
21,000	Westpac Banking Corp., 2.350%, 2/19/2025	20,978
		313,382
	Brokerage — 0.2%
29,000	BlackRock, Inc., 2.400%, 4/30/2030	25,855
29,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	18,672
		44,527
	Building Materials — 0.2%
17,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	15,670
29,000	Owens Corning, 3.950%, 8/15/2029	27,817
		43,487
	Chemicals — 0.1%
32,000	Ecolab, Inc., 2.125%, 2/01/2032	26,668
7,000	LYB International Finance BV, 5.250%, 7/15/2043	6,355
		33,023
	Consumer Products — 0.0%
14,000	Procter & Gamble Co., 3.000%, 3/25/2030	12,988
	Diversified Manufacturing — 0.1%
29,000	Eaton Corp., 4.150%, 3/15/2033	27,330
16,000	Emerson Electric Co., 2.000%, 12/21/2028	14,522
		41,852
	Electric — 0.4%
15,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	13,782
30,000	Entergy Corp., 0.900%, 9/15/2025	29,312
14,000	Exelon Corp., 4.050%, 4/15/2030	13,372
29,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	25,205
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	10,412
7,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	5,198
23,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	22,707
		119,988
	Environmental — 0.1%
16,000	Republic Services, Inc., 1.450%, 2/15/2031	13,075
11,000	Waste Management, Inc., 2.950%, 6/01/2041	8,044
		21,119
	Finance Companies — 0.1%
12,000	ARES Capital Corp., 3.250%, 7/15/2025	11,918
16,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	15,119
		27,037
Principal Amount	Description	Value (†)
	Food & Beverage — 0.4%
$29,000	Coca-Cola Co., 1.450%, 6/01/2027	$27,171
21,000	General Mills, Inc., 4.000%, 4/17/2025	20,979
21,000	Kellanova, 4.300%, 5/15/2028	20,717
13,000	Mondelez International, Inc., 2.750%, 4/13/2030	11,689
28,000	PepsiCo, Inc., 2.750%, 3/19/2030	25,495
		106,051
	Government Owned - No Guarantee — 0.2%
23,000	Equinor ASA, 3.625%, 4/06/2040	18,698
42,000	Federal National Mortgage Association, 6.625%, 11/15/2030	46,681
		65,379
	Health Care REITs — 0.1%
28,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	27,684
14,000	Welltower OP LLC, 2.800%, 6/01/2031	12,248
		39,932
	Health Insurance — 0.2%
25,000	Elevance Health, Inc., 4.101%, 3/01/2028	24,528
20,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	20,720
		45,248
	Healthcare — 0.2%
13,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	12,778
10,000	CVS Health Corp., 4.300%, 3/25/2028	9,764
14,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	13,594
14,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	12,661
		48,797
	Integrated Energy — 0.2%
22,000	Exxon Mobil Corp., 2.992%, 3/19/2025	21,957
19,000	Shell International Finance BV, 6.375%, 12/15/2038	20,747
		42,704
	Life Insurance — 0.2%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,243
21,000	Manulife Financial Corp., 3.703%, 3/16/2032	19,212
14,000	MetLife, Inc., 5.375%, 7/15/2033	14,160
18,000	Prudential Financial, Inc., 3.935%, 12/07/2049	13,550
		53,165
	Media Entertainment — 0.0%
14,000	Netflix, Inc., 3.625%, 6/15/2025(b)	13,940
	Metals & Mining — 0.0%
15,000	Nucor Corp., 3.125%, 4/01/2032	13,186
	Midstream — 0.1%
20,000	Enbridge, Inc., 5.625%, 4/05/2034	20,058
	Mortgage Related — 2.4%
62,286	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	48,627
5,051	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2051	4,162
25,335	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	20,734
7,187	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	5,854
19,761	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	16,108
10,378	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	8,459
17,408	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	14,206
249	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	212
9,506	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	8,108
15,102	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	12,859
18,825	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	16,031
11,248	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	9,572
22,020	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	18,746
27,257	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	23,194
21,819	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	19,342
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2040 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$14,509	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	$12,862
18,675	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	16,539
1,718	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,574
5,258	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	4,816
14,740	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	13,885
15,961	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	15,419
1,394	Federal National Mortgage Association, 2.000%, 9/01/2050	1,095
4,751	Federal National Mortgage Association, 2.000%, 7/01/2051	3,720
36,675	Federal National Mortgage Association, 2.000%, 8/01/2051	28,741
2,449	Federal National Mortgage Association, 2.000%, 10/01/2051	1,918
21,436	Federal National Mortgage Association, 2.000%, 3/01/2052	16,724
17,456	Federal National Mortgage Association, 2.000%, 4/01/2052	13,618
1,193	Federal National Mortgage Association, 2.500%, 8/01/2050	979
7,603	Federal National Mortgage Association, 2.500%, 2/01/2051	6,207
8,905	Federal National Mortgage Association, 2.500%, 8/01/2051	7,275
4,550	Federal National Mortgage Association, 2.500%, 9/01/2051	3,719
39,572	Federal National Mortgage Association, 2.500%, 2/01/2052	32,256
29,732	Federal National Mortgage Association, 2.500%, 4/01/2052	24,235
795	Federal National Mortgage Association, 3.000%, 4/01/2034	750
1,816	Federal National Mortgage Association, 3.000%, 12/01/2049	1,557
2,058	Federal National Mortgage Association, 3.000%, 5/01/2050	1,764
9,463	Federal National Mortgage Association, 3.000%, 5/01/2051	8,081
10,017	Federal National Mortgage Association, 3.000%, 4/01/2052	8,537
25,534	Federal National Mortgage Association, 3.000%, 7/01/2052	21,746
266	Federal National Mortgage Association, 3.500%, 4/01/2049	238
1,370	Federal National Mortgage Association, 3.500%, 6/01/2049	1,224
468	Federal National Mortgage Association, 3.500%, 8/01/2049	418
6,441	Federal National Mortgage Association, 3.500%, 4/01/2052	5,710
43,342	Federal National Mortgage Association, 3.500%, 5/01/2052	38,424
106	Federal National Mortgage Association, 4.000%, 6/01/2049	98
333	Federal National Mortgage Association, 4.000%, 3/01/2050	307
6,926	Federal National Mortgage Association, 4.000%, 8/01/2052	6,345
25,905	Federal National Mortgage Association, 4.000%, 9/01/2052	23,732
16,606	Federal National Mortgage Association, 4.000%, 5/01/2053	15,192
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$389	Federal National Mortgage Association, 4.500%, 5/01/2049	$371
99	Federal National Mortgage Association, 4.500%, 6/01/2049	94
8,970	Federal National Mortgage Association, 4.500%, 2/01/2053	8,459
4,511	Federal National Mortgage Association, 4.500%, 4/01/2053	4,248
18,624	Federal National Mortgage Association, 4.500%, 8/01/2053	17,534
19,775	Government National Mortgage Association, 3.000%, 6/20/2052	17,224
9,290	Government National Mortgage Association, 4.000%, 8/20/2053	8,558
10,044	Government National Mortgage Association, 5.000%, 7/20/2053	9,777
43,245	Government National Mortgage Association, 5.500%, 4/20/2053	43,065
		675,249
	Office REITs — 0.0%
14,000	Boston Properties LP, 2.750%, 10/01/2026	13,515
	Oil Field Services — 0.1%
14,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	13,526
13,000	Schlumberger Investment SA, 4.850%, 5/15/2033	12,675
		26,201
	Other REITs — 0.0%
16,000	Prologis LP, 1.250%, 10/15/2030	13,178
	Pharmaceuticals — 0.3%
33,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	28,334
13,000	Biogen, Inc., 2.250%, 5/01/2030	11,321
16,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	15,134
12,000	Merck & Co., Inc., 1.450%, 6/24/2030	10,112
17,000	Viatris, Inc., 3.850%, 6/22/2040	12,744
		77,645
	Property & Casualty Insurance — 0.1%
7,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,372
17,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	14,715
		21,087
	Railroads — 0.1%
25,000	CSX Corp., 2.600%, 11/01/2026	24,213
	Restaurants — 0.1%
28,000	Starbucks Corp., 2.250%, 3/12/2030	24,631
	Retail REITs — 0.1%
9,000	Realty Income Corp., 2.700%, 2/15/2032	7,653
10,000	Realty Income Corp., 3.400%, 1/15/2028	9,639
		17,292
	Retailers — 0.2%
13,000	Amazon.com, Inc., 3.875%, 8/22/2037	11,485
33,000	TJX Cos., Inc., 1.150%, 5/15/2028	29,611
10,000	Walmart, Inc., 4.100%, 4/15/2033	9,550
		50,646
	Technology — 0.7%
23,000	Adobe, Inc., 2.300%, 2/01/2030	20,543
17,000	Apple, Inc., 2.500%, 2/09/2025	16,992
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,251
14,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	13,233
See accompanying notes to financial statements.
47 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2040 Fund (continued)
Principal Amount	Description	Value (†)
	Technology — continued
$14,000	Intel Corp., 2.450%, 11/15/2029	$12,391
27,000	International Business Machines Corp., 4.000%, 6/20/2042	22,042
15,000	NVIDIA Corp., 2.850%, 4/01/2030	13,773
17,000	Oracle Corp., 2.950%, 5/15/2025	16,918
29,000	QUALCOMM, Inc., 1.650%, 5/20/2032	23,179
15,000	QUALCOMM, Inc., 4.500%, 5/20/2052	12,631
23,000	Salesforce, Inc., 1.500%, 7/15/2028	20,770
13,000	Texas Instruments, Inc., 4.900%, 3/14/2033	12,929
		188,652
	Treasuries — 1.4%
46,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	21,839
29,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	20,670
26,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	17,777
69,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	50,313
74,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	56,113
38,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	27,969
50,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	36,484
31,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	28,234
148,000	U.S. Treasury Notes, 0.375%, 11/30/2025	143,367
		402,766
	Utility Other — 0.0%
13,000	Essential Utilities, Inc., 4.276%, 5/01/2049	10,115
	Wireless — 0.1%
24,000	Vodafone Group PLC, 6.150%, 2/27/2037	25,219
	Wirelines — 0.1%
11,000	AT&T, Inc., 3.650%, 6/01/2051	7,760
39,000	Verizon Communications, Inc., 2.650%, 11/20/2040	26,793
		34,553
	Total Bonds and Notes (Identified Cost $2,909,347)	2,794,376

Shares
Exchange-Traded Funds — 6.8%
24,439	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,859,424)	1,943,390

Mutual Funds — 10.7%
70,972	WCM Focused Emerging Markets Fund, Institutional Class	1,079,487
84,454	WCM Focused International Growth Fund, Institutional Class	1,963,540
	Total Mutual Funds (Identified Cost $3,150,603)	3,043,027

Affiliated Mutual Funds — 18.8%
116,101	Loomis Sayles Inflation Protected Securities Fund, Class N	1,112,244
88,748	Loomis Sayles Limited Term Government and Agency Fund, Class N	957,588
Shares	Description	Value (†)

152,914	Mirova Global Green Bond Fund, Class N	$1,315,063
156,766	Mirova International Sustainable Equity Fund, Class N	1,958,006
	Total Affiliated Mutual Funds (Identified Cost $5,530,521)	5,342,901

Principal Amount
Short-Term Investments — 3.5%
$992,720	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $992,927 on 2/03/2025 collateralized by $681,100 U.S. Treasury Note, 4.250% due 12/31/2026 valued at $684,264; $326,300 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $329,294 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $992,720)	992,720
	Total Investments — 100.1% (Identified Cost $26,096,986)	28,493,026
	Other assets less liabilities — (0.1)%	(23,418)
	Net Assets — 100.0%	$28,469,608

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of
Rule 144A holdings amounted to $43,961 or 0.2% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2025
Equity	74.9%
Fixed Income	21.7
Short-Term Investments	3.5
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 48

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2045 Fund

Shares	Description	Value (†)
Common Stocks — 54.7% of Net Assets
	Aerospace & Defense — 1.2%
281	AAR Corp.(a)	$19,041
13	Axon Enterprise, Inc.(a)	8,478
738	Boeing Co.(a)	130,272
165	General Electric Co.	33,589
52	L3Harris Technologies, Inc.	11,024
46	Lockheed Martin Corp.	21,296
114	Moog, Inc., Class A	20,709
17	Northrop Grumman Corp.	8,284
223	RTX Corp.	28,756
138	Woodward, Inc.	25,564
		307,013
	Air Freight & Logistics — 0.2%
336	Expeditors International of Washington, Inc.	38,163
39	FedEx Corp.	10,330
216	GXO Logistics, Inc.(a)	9,817
64	United Parcel Service, Inc., Class B	7,311
		65,621
	Automobile Components — 0.4%
986	BorgWarner, Inc.	31,454
799	Magna International, Inc.	31,696
1,610	Mobileye Global, Inc., Class A(a)	26,605
221	Visteon Corp.(a)	18,577
		108,332
	Automobiles — 1.8%
2,454	General Motors Co.	121,375
829	Tesla, Inc.(a)	335,414
104	Thor Industries, Inc.	10,695
		467,484
	Banks — 3.0%
464	Ameris Bancorp	30,462
770	Atlantic Union Bankshares Corp.	29,083
807	Banc of California, Inc.	12,928
2,626	Bank of America Corp.	121,584
1,710	Citigroup, Inc.	139,245
101	Citizens Financial Group, Inc.	4,805
264	East West Bancorp, Inc.	27,184
34	First Citizens BancShares, Inc., Class A	74,959
1,483	First Financial Bancorp	41,554
1,392	Fulton Financial Corp.	28,313
273	JPMorgan Chase & Co.	72,973
124	PNC Financial Services Group, Inc.	24,918
447	SouthState Corp.	47,199
175	Truist Financial Corp.	8,334
266	U.S. Bancorp	12,709
447	Webster Financial Corp.	26,927
988	Wells Fargo & Co.	77,854
		781,031
	Beverages — 0.9%
71	Boston Beer Co., Inc., Class A(a)	17,797
530	Coca-Cola Co.	33,644
2,026	Keurig Dr. Pepper, Inc.	65,035
1,811	Monster Beverage Corp.(a)	88,214
232	PepsiCo, Inc.	34,960
		239,650
	Biotechnology — 1.2%
184	AbbVie, Inc.	33,838
300	Alnylam Pharmaceuticals, Inc.(a)	81,393
Shares	Description	Value (†)
	Biotechnology — continued
37	Amgen, Inc.	$10,560
228	BioMarin Pharmaceutical, Inc.(a)	14,446
338	CRISPR Therapeutics AG(a)	14,057
266	Gilead Sciences, Inc.	25,855
228	Halozyme Therapeutics, Inc.(a)	12,914
93	Incyte Corp.(a)	6,897
134	Neurocrine Biosciences, Inc.(a)	20,344
112	Regeneron Pharmaceuticals, Inc.(a)	75,374
93	Sarepta Therapeutics, Inc.(a)	10,576
39	United Therapeutics Corp.(a)	13,696
15	Vertex Pharmaceuticals, Inc.(a)	6,925
		326,875
	Broadline Retail — 1.7%
272	Alibaba Group Holding Ltd., ADR	26,884
1,687	Amazon.com, Inc.(a)	400,966
100	eBay, Inc.	6,748
152	Ollie's Bargain Outlet Holdings, Inc.(a)	16,950
		451,548
	Building Products — 0.6%
60	Carlisle Cos., Inc.	23,368
134	Carrier Global Corp.	8,761
700	Fortune Brands Innovations, Inc.	50,169
561	Masco Corp.	44,476
145	Owens Corning	26,760
145	Trex Co., Inc.(a)	10,560
		164,094
	Capital Markets — 3.3%
1,074	Bank of New York Mellon Corp.	92,289
34	BlackRock, Inc.	36,567
586	Carlyle Group, Inc.	32,910
59	Cboe Global Markets, Inc.	12,055
1,641	Charles Schwab Corp.	135,744
115	CME Group, Inc.	27,200
82	FactSet Research Systems, Inc.	38,902
33	Goldman Sachs Group, Inc.	21,133
736	Intercontinental Exchange, Inc.	117,635
384	Janus Henderson Group PLC	17,253
78	KKR & Co., Inc.	13,031
82	Morgan Stanley	11,351
68	MSCI, Inc.	40,580
873	Nasdaq, Inc.	71,883
45	Northern Trust Corp.	5,053
53	S&P Global, Inc.	27,635
516	SEI Investments Co.	44,675
841	State Street Corp.	85,462
282	Stifel Financial Corp.	32,670
42	T. Rowe Price Group, Inc.	4,911
		868,939
	Chemicals — 0.9%
43	Air Products & Chemicals, Inc.	14,416
268	Celanese Corp.	19,039
1,329	Corteva, Inc.	86,744
68	DuPont de Nemours, Inc.	5,222
84	Ecolab, Inc.	21,016
201	HB Fuller Co.	12,689
143	Innospec, Inc.	16,209
71	Linde PLC	31,675
171	Minerals Technologies, Inc.	13,114
See accompanying notes to financial statements.
49 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2045 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
26	Sherwin-Williams Co.	$9,312
238	Stepan Co.	15,087
		244,523
	Commercial Services & Supplies — 0.2%
106	MSA Safety, Inc.	17,461
228	RB Global, Inc.	20,402
34	Waste Management, Inc.	7,489
		45,352
	Communications Equipment — 0.2%
252	Ciena Corp.(a)	21,959
72	F5, Inc.(a)	21,403
		43,362
	Construction & Engineering — 0.3%
238	AECOM	25,095
49	Comfort Systems USA, Inc.	21,401
51	EMCOR Group, Inc.	22,851
		69,347
	Construction Materials — 0.1%
28	Martin Marietta Materials, Inc.	15,235
67	Vulcan Materials Co.	18,368
		33,603
	Consumer Finance — 0.8%
2,354	Ally Financial, Inc.	91,735
50	American Express Co.	15,872
481	Capital One Financial Corp.	97,985
		205,592
	Consumer Staples Distribution & Retail — 0.9%
208	BJ's Wholesale Club Holdings, Inc.(a)	20,603
47	Casey's General Stores, Inc.	19,823
25	Costco Wholesale Corp.	24,497
1,625	Kroger Co.	100,165
153	Sprouts Farmers Market, Inc.(a)	24,226
44	Target Corp.	6,068
464	Walmart, Inc.	45,546
		240,928
	Containers & Packaging — 0.1%
214	Crown Holdings, Inc.	18,802
345	Sonoco Products Co.	16,436
		35,238
	Distributors — 0.1%
314	Genuine Parts Co.	36,502
	Diversified Consumer Services — 0.2%
51	Duolingo, Inc.(a)	18,563
125	Grand Canyon Education, Inc.(a)	21,955
257	Service Corp. International	20,077
		60,595
	Diversified REITs — 0.1%
620	American Assets Trust, Inc.	15,054
	Diversified Telecommunication Services — 0.3%
1,676	AT&T, Inc.	39,772
349	Iridium Communications, Inc.	10,034
837	Verizon Communications, Inc.	32,969
		82,775
	Electric Utilities — 0.4%
163	Alliant Energy Corp.	9,597
Shares	Description	Value (†)
	Electric Utilities — continued
222	Eversource Energy	$12,805
163	Exelon Corp.	6,520
367	FirstEnergy Corp.	14,607
136	IDACORP, Inc.	14,952
764	PPL Corp.	25,670
143	Xcel Energy, Inc.	9,610
		93,761
	Electrical Equipment — 0.3%
53	Eaton Corp. PLC	17,301
180	Emerson Electric Co.	23,391
32	GE Vernova, Inc.	11,932
317	nVent Electric PLC	20,634
116	Regal Rexnord Corp.	18,413
		91,671
	Electronic Equipment, Instruments & Components — 0.8%
163	Advanced Energy Industries, Inc.	18,758
208	Amphenol Corp., Class A	14,722
340	Avnet, Inc.	17,564
264	Cognex Corp.	10,534
186	Coherent Corp.(a)	16,831
58	Fabrinet(a)	12,540
470	Flex Ltd.(a)	19,575
864	Knowles Corp.(a)	16,356
52	Littelfuse, Inc.	12,395
372	TE Connectivity PLC	55,045
19	Teledyne Technologies, Inc.(a)	9,715
19	Zebra Technologies Corp., Class A(a)	7,447
		211,482
	Energy Equipment & Services — 0.2%
714	ChampionX Corp.	20,449
944	NOV, Inc.	13,641
232	Schlumberger NV	9,345
		43,435
	Entertainment — 1.6%
80	Electronic Arts, Inc.	9,833
70	Live Nation Entertainment, Inc.(a)	10,128
226	Netflix, Inc.(a)	220,748
40	Take-Two Interactive Software, Inc.(a)	7,420
1,033	Walt Disney Co.	116,791
4,735	Warner Bros. Discovery, Inc.(a)	49,433
		414,353
	Financial Services — 2.2%
398	Block, Inc.(a)	36,146
1,144	Corebridge Financial, Inc.	38,621
651	Equitable Holdings, Inc.	35,427
396	Fiserv, Inc.(a)	85,552
599	Global Payments, Inc.	67,597
31	Jack Henry & Associates, Inc.	5,397
32	Mastercard, Inc., Class A	17,774
1,129	MGIC Investment Corp.	28,835
456	PayPal Holdings, Inc.(a)	40,393
513	Visa, Inc., Class A	175,343
324	Voya Financial, Inc.	23,001
71	WEX, Inc.(a)	13,056
		567,142
	Food Products — 0.5%
176	Campbell's Co.	6,823
434	General Mills, Inc.	26,101
See accompanying notes to financial statements.
| 50

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2045 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
47	Hershey Co.	$7,015
140	Ingredion, Inc.	19,102
192	Kellanova	15,692
629	Kraft Heinz Co.	18,769
127	McCormick & Co., Inc.	9,808
340	Mondelez International, Inc., Class A	19,717
		123,027
	Gas Utilities — 0.2%
107	Atmos Energy Corp.	15,248
387	New Jersey Resources Corp.	18,557
241	ONE Gas, Inc.	17,024
		50,829
	Ground Transportation — 0.4%
452	CSX Corp.	14,857
27	Norfolk Southern Corp.	6,893
102	Ryder System, Inc.	16,260
30	Saia, Inc.(a)	14,403
94	Uber Technologies, Inc.(a)	6,284
69	Union Pacific Corp.	17,098
128	XPO, Inc.(a)	17,110
		92,905
	Health Care Equipment & Supplies — 1.2%
19	Align Technology, Inc.(a)	4,163
964	Baxter International, Inc.	31,388
79	Becton Dickinson & Co.	19,560
81	Edwards Lifesciences Corp.(a)	5,868
473	GE HealthCare Technologies, Inc.	41,766
146	Glaukos Corp.(a)	22,840
127	Hologic, Inc.(a)	9,162
119	Intuitive Surgical, Inc.(a)	68,054
173	LeMaitre Vascular, Inc.	16,769
221	Merit Medical Systems, Inc.(a)	24,063
54	Penumbra, Inc.(a)	14,416
25	ResMed, Inc.	5,905
48	STERIS PLC	10,591
73	Stryker Corp.	28,564
59	Zimmer Biomet Holdings, Inc.	6,459
		309,568
	Health Care Providers & Services — 1.4%
108	Cardinal Health, Inc.	13,355
1,362	Centene Corp.(a)	87,209
34	Chemed Corp.	19,108
64	Cigna Group	18,830
763	CVS Health Corp.	43,094
173	Elevance Health, Inc.	68,456
21	HCA Healthcare, Inc.	6,928
189	HealthEquity, Inc.(a)	20,869
14	Humana, Inc.	4,105
28	Labcorp Holdings, Inc.	6,995
21	McKesson Corp.	12,490
113	UnitedHealth Group, Inc.	61,301
		362,740
	Health Care REITs — 0.1%
215	Welltower, Inc.	29,343
	Health Care Technology — 0.5%
1,263	Doximity, Inc., Class A(a)	74,643
258	Veeva Systems, Inc., Class A(a)	60,181
		134,824
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
237	Host Hotels & Resorts, Inc.	$3,960
	Hotels, Restaurants & Leisure — 1.1%
321	Airbnb, Inc., Class A(a)	42,106
423	Aramark	16,459
4	Booking Holdings, Inc.	18,950
194	Chipotle Mexican Grill, Inc.(a)	11,320
150	Marriott Vacations Worldwide Corp.	13,016
109	McDonald's Corp.	31,468
707	Starbucks Corp.	76,130
352	Travel & Leisure Co.	19,135
46	Wingstop, Inc.	13,703
559	Yum China Holdings, Inc.	25,854
241	Yum! Brands, Inc.	31,450
		299,591
	Household Durables — 0.4%
342	KB Home	22,948
208	Meritage Homes Corp.	16,197
351	Taylor Morrison Home Corp.(a)	22,625
229	Toll Brothers, Inc.	31,101
		92,871
	Household Products — 0.4%
202	Church & Dwight Co., Inc.	21,315
82	Colgate-Palmolive Co.	7,109
518	Energizer Holdings, Inc.	17,607
426	Procter & Gamble Co.	70,712
		116,743
	Independent Power & Renewable Electricity Producers — 0.1%
502	AES Corp.	5,522
624	Clearway Energy, Inc., Class A	15,307
		20,829
	Industrial Conglomerates — 0.1%
56	3M Co.	8,523
63	Honeywell International, Inc.	14,095
		22,618
	Industrial REITs — 0.1%
100	Prologis, Inc.	11,925
486	Rexford Industrial Realty, Inc.	19,761
		31,686
	Insurance — 1.8%
46	Allstate Corp.	8,847
1,394	American International Group, Inc.	102,682
97	Arch Capital Group Ltd.	9,028
87	Arthur J Gallagher & Co.	26,258
319	Assured Guaranty Ltd.	30,177
44	Chubb Ltd.	11,963
248	First American Financial Corp.	15,679
148	Hanover Insurance Group, Inc.	22,657
150	Hartford Financial Services Group, Inc.	16,732
64	Marsh & McLennan Cos., Inc.	13,880
76	Prudential Financial, Inc.	9,178
314	Reinsurance Group of America, Inc.	71,548
213	Selective Insurance Group, Inc.	17,920
76	Travelers Cos., Inc.	18,634
276	Willis Towers Watson PLC	90,960
		466,143
	Interactive Media & Services — 2.9%
900	Alphabet, Inc., Class A	183,618
1,302	Alphabet, Inc., Class C	267,691
See accompanying notes to financial statements.
51 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2045 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
419	Meta Platforms, Inc., Class A	$288,766
404	Yelp, Inc.(a)	16,136
		756,211
	IT Services — 0.6%
88	Accenture PLC, Class A	33,876
218	Cognizant Technology Solutions Corp., Class A	18,009
83	International Business Machines Corp.	21,223
539	Kyndryl Holdings, Inc.(a)	20,461
658	Shopify, Inc., Class A(a)	76,854
		170,423
	Leisure Products — 0.1%
724	Mattel, Inc.(a)	13,495
	Life Sciences Tools & Services — 0.8%
48	Agilent Technologies, Inc.	7,273
961	Avantor, Inc.(a)	21,411
49	Bio-Techne Corp.	3,604
18	Charles River Laboratories International, Inc.(a)	2,966
63	Danaher Corp.	14,033
396	Illumina, Inc.(a)	52,565
433	IQVIA Holdings, Inc.(a)	87,189
77	Repligen Corp.(a)	12,798
10	West Pharmaceutical Services, Inc.	3,415
		205,254
	Machinery — 1.2%
105	AGCO Corp.	10,965
300	Deere & Co.	142,968
88	Dover Corp.	17,924
130	Fortive Corp.	10,573
337	Graco, Inc.	28,365
29	Illinois Tool Works, Inc.	7,516
240	ITT, Inc.	36,245
144	Oshkosh Corp.	16,761
132	SPX Technologies, Inc.(a)	19,604
230	Terex Corp.	11,061
148	Toro Co.	12,324
		314,306
	Media — 0.7%
212	Charter Communications, Inc., Class A(a)	73,244
1,734	Comcast Corp., Class A	58,366
468	Interpublic Group of Cos., Inc.	13,418
301	Liberty Broadband Corp., Class C(a)	23,075
203	Omnicom Group, Inc.	17,618
		185,721
	Metals & Mining — 0.3%
309	Alcoa Corp.	10,914
81	Carpenter Technology Corp.	15,638
91	Freeport-McMoRan, Inc.	3,262
147	Newmont Corp.	6,280
72	Reliance, Inc.	20,844
292	U.S. Steel Corp.	10,760
		67,698
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,163	Annaly Capital Management, Inc.	23,737
	Multi-Utilities — 0.1%
166	Consolidated Edison, Inc.	15,561
67	DTE Energy Co.	8,032
43	WEC Energy Group, Inc.	4,268
		27,861
Shares	Description	Value (†)
	Office REITs — 0.3%
846	COPT Defense Properties	$24,906
2,040	Easterly Government Properties, Inc.	23,174
723	Highwoods Properties, Inc.	21,538
384	Kilroy Realty Corp.	14,984
		84,602
	Oil, Gas & Consumable Fuels — 2.3%
1,192	Antero Midstream Corp.	19,120
556	Antero Resources Corp.(a)	20,750
2,024	APA Corp.	44,386
267	Chevron Corp.	39,834
544	CNX Resources Corp.(a)	14,895
959	ConocoPhillips	94,778
222	Devon Energy Corp.	7,570
35	Diamondback Energy, Inc.	5,752
717	EOG Resources, Inc.	90,191
604	Exxon Mobil Corp.	64,525
54	Hess Corp.	7,508
792	Kinder Morgan, Inc.	21,764
139	ONEOK, Inc.	13,507
358	Ovintiv, Inc.	15,115
833	Phillips 66	98,186
401	Range Resources Corp.	14,853
58	Valero Energy Corp.	7,714
275	Williams Cos., Inc.	15,243
		595,691
	Passenger Airlines — 0.3%
1,252	American Airlines Group, Inc.(a)	21,184
1,042	Delta Air Lines, Inc.	70,095
		91,279
	Personal Care Products — 0.3%
68	Estee Lauder Cos., Inc., Class A	5,673
3,298	Kenvue, Inc.	70,215
		75,888
	Pharmaceuticals — 1.5%
433	Bristol-Myers Squibb Co.	25,525
40	Eli Lilly & Co.	32,443
99	Jazz Pharmaceuticals PLC(a)	12,313
430	Johnson & Johnson	65,425
1,030	Merck & Co., Inc.	101,785
209	Novartis AG, ADR	21,886
670	Novo Nordisk AS, ADR	56,582
902	Pfizer, Inc.	23,921
633	Roche Holding AG, ADR	24,845
106	Zoetis, Inc.	18,115
		382,840
	Professional Services — 0.5%
31	Automatic Data Processing, Inc.	9,393
227	Equifax, Inc.	62,375
234	Exponent, Inc.	21,451
189	Korn Ferry	13,368
72	Leidos Holdings, Inc.	10,226
40	Paychex, Inc.	5,907
79	Paylocity Holding Corp.(a)	16,236
		138,956
	Real Estate Management & Development — 0.4%
563	CBRE Group, Inc., Class A(a)	81,489
See accompanying notes to financial statements.
| 52

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2045 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — continued
44	CoStar Group, Inc.(a)	$3,370
97	Jones Lang LaSalle, Inc.(a)	27,432
		112,291
	Residential REITs — 0.0%
51	AvalonBay Communities, Inc.	11,297
	Retail REITs — 0.1%
1,416	Brixmor Property Group, Inc.	36,901
	Semiconductors & Semiconductor Equipment — 3.2%
221	Advanced Micro Devices, Inc.(a)	25,625
113	Analog Devices, Inc.	23,944
93	Applied Materials, Inc.	16,773
538	ARM Holdings PLC, ADR(a)	85,838
225	Broadcom, Inc.	49,786
396	Intel Corp.	7,694
102	Lam Research Corp.	8,267
202	Lattice Semiconductor Corp.(a)	11,518
55	Microchip Technology, Inc.	2,986
164	Micron Technology, Inc.	14,963
208	MKS Instruments, Inc.	23,562
3,478	NVIDIA Corp.	417,603
47	ON Semiconductor Corp.(a)	2,460
79	Onto Innovation, Inc.(a)	16,176
447	QUALCOMM, Inc.	77,300
76	Silicon Laboratories, Inc.(a)	10,305
131	Synaptics, Inc.(a)	11,122
126	Texas Instruments, Inc.	23,261
		829,183
	Software — 3.8%
46	Adobe, Inc.(a)	20,123
20	ANSYS, Inc.(a)	7,010
326	Autodesk, Inc.(a)	101,497
46	Cadence Design Systems, Inc.(a)	13,691
218	DocuSign, Inc.(a)	21,087
406	Dynatrace, Inc.(a)	23,446
18	Intuit, Inc.	10,827
91	Manhattan Associates, Inc.(a)	18,982
836	Microsoft Corp.	346,990
1,002	Oracle Corp.	170,400
48	Palo Alto Networks, Inc.(a)	8,852
54	PTC, Inc.(a)	10,448
77	Qualys, Inc.(a)	10,735
50	Roper Technologies, Inc.	28,782
290	Salesforce, Inc.	99,093
21	ServiceNow, Inc.(a)	21,386
66	SPS Commerce, Inc.(a)	12,189
18	Synopsys, Inc.(a)	9,459
23	Tyler Technologies, Inc.(a)	13,838
208	Workday, Inc., Class A(a)	54,508
		1,003,343
	Specialized REITs — 0.1%
41	American Tower Corp.	7,583
51	Crown Castle, Inc.	4,553
30	Digital Realty Trust, Inc.	4,916
10	Equinix, Inc.	9,137
144	Weyerhaeuser Co.	4,409
		30,598
	Specialty Retail — 0.9%
80	Abercrombie & Fitch Co., Class A(a)	9,550
46	Asbury Automotive Group, Inc.(a)	13,647
Shares	Description	Value (†)
	Specialty Retail — continued
82	Burlington Stores, Inc.(a)	$23,282
73	Dick's Sporting Goods, Inc.	17,524
144	Floor & Decor Holdings, Inc., Class A(a)	14,414
100	Home Depot, Inc.	41,198
46	Lithia Motors, Inc.	17,301
59	Lowe's Cos., Inc.	15,342
9	O'Reilly Automotive, Inc.(a)	11,650
60	Ross Stores, Inc.	9,034
253	TJX Cos., Inc.	31,572
125	Williams-Sonoma, Inc.	26,421
		230,935
	Technology Hardware, Storage & Peripherals — 1.3%
1,317	Apple, Inc.	310,812
293	Hewlett Packard Enterprise Co.	6,209
173	HP, Inc.	5,623
74	NetApp, Inc.	9,035
80	Western Digital Corp.(a)	5,210
		336,889
	Textiles, Apparel & Luxury Goods — 0.3%
86	Crocs, Inc.(a)	8,778
30	Deckers Outdoor Corp.(a)	5,321
9	Lululemon Athletica, Inc.(a)	3,728
132	PVH Corp.	11,827
36	Ralph Lauren Corp.	8,989
2,084	Under Armour, Inc., Class A(a)	17,401
514	VF Corp.	13,349
		69,393
	Trading Companies & Distributors — 0.2%
332	Core & Main, Inc., Class A(a)	18,738
62	Watsco, Inc.	29,673
		48,411
	Water Utilities — 0.1%
147	American States Water Co.	10,951
39	American Water Works Co., Inc.	4,861
312	Essential Utilities, Inc.	11,070
		26,882
	Total Common Stocks (Identified Cost $11,651,141)	14,343,064

Principal Amount
Bonds and Notes — 5.7%
	Apartment REITs — 0.0%
$8,000	Essex Portfolio LP, 3.000%, 1/15/2030	7,282
	Automotive — 0.2%
14,000	Cummins, Inc., 5.150%, 2/20/2034	14,039
13,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	12,866
5,000	Lear Corp., 4.250%, 5/15/2029	4,833
8,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	7,047
		38,785
	Banking — 0.6%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,662
17,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	14,702
16,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	15,289
See accompanying notes to financial statements.
53 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2045 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$13,000	Citigroup, Inc., 4.600%, 3/09/2026	$12,992
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,979
14,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	14,011
15,000	KeyCorp, MTN, 2.550%, 10/01/2029	13,412
10,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	10,744
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	6,769
8,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	7,632
7,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	6,848
14,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	13,601
14,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	13,992
8,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	6,693
9,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,990
		160,316
	Brokerage — 0.1%
15,000	BlackRock, Inc., 2.400%, 4/30/2030	13,373
16,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,302
		23,675
	Building Materials — 0.1%
8,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	7,374
15,000	Owens Corning, 3.950%, 8/15/2029	14,388
		21,762
	Chemicals — 0.1%
17,000	Ecolab, Inc., 2.125%, 2/01/2032	14,167
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,724
		16,891
	Consumer Products — 0.0%
9,000	Procter & Gamble Co., 3.000%, 3/25/2030	8,350
	Diversified Manufacturing — 0.1%
15,000	Eaton Corp., 4.150%, 3/15/2033	14,136
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,354
		20,490
	Electric — 0.2%
8,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	7,350
16,000	Entergy Corp., 0.900%, 9/15/2025	15,633
7,000	Exelon Corp., 4.050%, 4/15/2030	6,686
15,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	13,037
6,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	5,679
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,228
12,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	11,847
		62,460
	Environmental — 0.1%
8,000	Republic Services, Inc., 1.450%, 2/15/2031	6,537
9,000	Waste Management, Inc., 2.950%, 6/01/2041	6,582
		13,119
	Finance Companies — 0.1%
9,000	ARES Capital Corp., 3.250%, 7/15/2025	8,939
9,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	8,504
		17,443
Principal Amount	Description	Value (†)
	Food & Beverage — 0.2%
$16,000	Coca-Cola Co., 1.450%, 6/01/2027	$14,991
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,987
11,000	Kellanova, 4.300%, 5/15/2028	10,852
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,294
15,000	PepsiCo, Inc., 2.750%, 3/19/2030	13,658
		58,782
	Government Owned - No Guarantee — 0.1%
12,000	Equinor ASA, 3.625%, 4/06/2040	9,756
22,000	Federal National Mortgage Association, 6.625%, 11/15/2030	24,452
		34,208
	Health Care REITs — 0.1%
15,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	14,830
8,000	Welltower OP LLC, 2.800%, 6/01/2031	6,999
		21,829
	Health Insurance — 0.1%
13,000	Elevance Health, Inc., 4.101%, 3/01/2028	12,755
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,360
		23,115
	Healthcare — 0.1%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,880
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,859
8,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	7,768
7,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,330
		26,837
	Integrated Energy — 0.1%
14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,973
10,000	Shell International Finance BV, 6.375%, 12/15/2038	10,919
		24,892
	Life Insurance — 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,121
11,000	Manulife Financial Corp., 3.703%, 3/16/2032	10,064
7,000	MetLife, Inc., 5.375%, 7/15/2033	7,080
9,000	Prudential Financial, Inc., 3.935%, 12/07/2049	6,775
		27,040
	Media Entertainment — 0.0%
10,000	Netflix, Inc., 3.625%, 6/15/2025(b)	9,957
	Metals & Mining — 0.0%
9,000	Nucor Corp., 3.125%, 4/01/2032	7,912
	Midstream — 0.0%
11,000	Enbridge, Inc., 5.625%, 4/05/2034	11,032
	Mortgage Related — 1.4%
37,542	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	29,309
12,185	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	9,504
10,990	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	8,972
15,834	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	12,958
4,791	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	3,903
10,704	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	8,725
8,704	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	7,103
249	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	212
4,753	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	4,054
8,390	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	7,144
7,701	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	6,558
6,057	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	5,154
10,570	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	8,998
15,826	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	13,467
4,196	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	3,720
See accompanying notes to financial statements.
| 54

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2045 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$3,414	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	$3,026
14,229	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	12,601
859	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	787
876	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	803
8,291	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	7,810
7,511	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	7,256
6,335	Federal National Mortgage Association, 2.000%, 7/01/2051	4,960
19,135	Federal National Mortgage Association, 2.000%, 8/01/2051	14,996
4,082	Federal National Mortgage Association, 2.000%, 10/01/2051	3,196
5,849	Federal National Mortgage Association, 2.500%, 2/01/2051	4,775
5,195	Federal National Mortgage Association, 2.500%, 8/01/2051	4,244
5,309	Federal National Mortgage Association, 2.500%, 9/01/2051	4,339
6,595	Federal National Mortgage Association, 2.500%, 2/01/2052	5,376
18,689	Federal National Mortgage Association, 2.500%, 4/01/2052	15,233
530	Federal National Mortgage Association, 3.000%, 4/01/2034	500
709	Federal National Mortgage Association, 3.000%, 6/01/2049	611
1,211	Federal National Mortgage Association, 3.000%, 12/01/2049	1,038
7,236	Federal National Mortgage Association, 3.000%, 5/01/2051	6,180
6,678	Federal National Mortgage Association, 3.000%, 4/01/2052	5,691
13,207	Federal National Mortgage Association, 3.000%, 7/01/2052	11,248
915	Federal National Mortgage Association, 3.500%, 6/01/2049	818
468	Federal National Mortgage Association, 3.500%, 8/01/2049	418
4,026	Federal National Mortgage Association, 3.500%, 4/01/2052	3,569
30,006	Federal National Mortgage Association, 3.500%, 5/01/2052	26,601
333	Federal National Mortgage Association, 4.000%, 3/01/2050	307
3,463	Federal National Mortgage Association, 4.000%, 8/01/2052	3,173
13,816	Federal National Mortgage Association, 4.000%, 9/01/2052	12,657
11,071	Federal National Mortgage Association, 4.000%, 5/01/2053	10,128
259	Federal National Mortgage Association, 4.500%, 5/01/2049	247
99	Federal National Mortgage Association, 4.500%, 6/01/2049	94
4,485	Federal National Mortgage Association, 4.500%, 2/01/2053	4,230
1,804	Federal National Mortgage Association, 4.500%, 4/01/2053	1,699
916	Federal National Mortgage Association, 4.500%, 7/01/2053	863
9,312	Federal National Mortgage Association, 4.500%, 8/01/2053	8,767
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$9,888	Government National Mortgage Association, 3.000%, 6/20/2052	$8,612
4,645	Government National Mortgage Association, 4.000%, 8/20/2053	4,279
5,479	Government National Mortgage Association, 5.000%, 7/20/2053	5,333
22,030	Government National Mortgage Association, 5.500%, 4/20/2053	21,939
		358,185
	Office REITs — 0.0%
7,000	Boston Properties LP, 2.750%, 10/01/2026	6,757
	Oil Field Services — 0.1%
8,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	7,729
7,000	Schlumberger Investment SA, 4.850%, 5/15/2033	6,825
		14,554
	Other REITs — 0.0%
8,000	Prologis LP, 1.250%, 10/15/2030	6,589
	Pharmaceuticals — 0.2%
17,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	14,596
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,225
11,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	10,405
6,000	Merck & Co., Inc., 1.450%, 6/24/2030	5,056
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,748
		39,030
	Property & Casualty Insurance — 0.0%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,552
9,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	7,790
		12,342
	Railroads — 0.1%
16,000	CSX Corp., 2.600%, 11/01/2026	15,496
	Restaurants — 0.0%
14,000	Starbucks Corp., 2.250%, 3/12/2030	12,315
	Retail REITs — 0.0%
5,000	Realty Income Corp., 2.700%, 2/15/2032	4,251
5,000	Realty Income Corp., 3.400%, 1/15/2028	4,820
		9,071
	Retailers — 0.1%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,068
17,000	TJX Cos., Inc., 1.150%, 5/15/2028	15,254
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,730
		28,052
	Technology — 0.4%
13,000	Adobe, Inc., 2.300%, 2/01/2030	11,611
6,000	Apple, Inc., 2.500%, 2/09/2025	5,997
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,251
8,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	7,562
7,000	Intel Corp., 2.450%, 11/15/2029	6,196
14,000	International Business Machines Corp., 4.000%, 6/20/2042	11,429
7,000	NVIDIA Corp., 2.850%, 4/01/2030	6,427
8,000	Oracle Corp., 2.950%, 5/15/2025	7,962
16,000	QUALCOMM, Inc., 1.650%, 5/20/2032	12,789
8,000	QUALCOMM, Inc., 4.500%, 5/20/2052	6,736
12,000	Salesforce, Inc., 1.500%, 7/15/2028	10,837
8,000	Texas Instruments, Inc., 4.900%, 3/14/2033	7,956
		98,753
See accompanying notes to financial statements.
55 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2045 Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — 0.8%
$24,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$11,394
16,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	11,404
28,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	19,144
37,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	26,980
40,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	30,331
25,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	18,401
27,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	19,702
12,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	10,929
71,000	U.S. Treasury Notes, 0.375%, 11/30/2025	68,777
		217,062
	Utility Other — 0.0%
11,000	Essential Utilities, Inc., 4.276%, 5/01/2049	8,559
	Wireless — 0.1%
12,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,609
	Wirelines — 0.1%
6,000	AT&T, Inc., 3.650%, 6/01/2051	4,233
21,000	Verizon Communications, Inc., 2.650%, 11/20/2040	14,427
		18,660
	Total Bonds and Notes (Identified Cost $1,556,143)	1,494,211

Shares
Exchange-Traded Funds — 7.6%
24,892	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,921,729)	1,979,412

Mutual Funds — 12.3%
79,186	WCM Focused Emerging Markets Fund, Institutional Class	1,204,422
86,395	WCM Focused International Growth Fund, Institutional Class	2,008,694
	Total Mutual Funds (Identified Cost $3,379,866)	3,213,116

Affiliated Mutual Funds — 16.4%
79,429	Loomis Sayles Inflation Protected Securities Fund, Class N	760,927
53,228	Loomis Sayles Limited Term Government and Agency Fund, Class N	574,325
112,666	Mirova Global Green Bond Fund, Class N	968,926
160,398	Mirova International Sustainable Equity Fund, Class N	2,003,376
	Total Affiliated Mutual Funds (Identified Cost $4,506,936)	4,307,554

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$862,963	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $863,143 on 2/03/2025 collateralized by $783,500 U.S. Treasury Note, 4.250% due 12/31/2026 valued at $787,245; $93,100 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $93,991 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $862,963)	$862,963
	Total Investments — 100.0% (Identified Cost $23,878,778)	26,200,320
	Other assets less liabilities — 0.0%	4,254
	Net Assets — 100.0%	$26,204,574

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of
Rule 144A holdings amounted to $27,539 or 0.1% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2025
Equity	82.2%
Fixed Income	14.5
Short-Term Investments	3.3
Total Investments	100.0
Other assets less liabilities	0.0 *
Net Assets	100.0%

*	Less than 0.1%
See accompanying notes to financial statements.
| 56

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2050 Fund

Shares	Description	Value (†)
Common Stocks — 56.8% of Net Assets
	Aerospace & Defense — 1.2%
318	AAR Corp.(a)	$21,548
14	Axon Enterprise, Inc.(a)	9,130
832	Boeing Co.(a)	146,865
190	General Electric Co.	38,678
58	L3Harris Technologies, Inc.	12,297
54	Lockheed Martin Corp.	24,999
130	Moog, Inc., Class A	23,616
19	Northrop Grumman Corp.	9,258
248	RTX Corp.	31,980
157	Woodward, Inc.	29,084
		347,455
	Air Freight & Logistics — 0.3%
376	Expeditors International of Washington, Inc.	42,706
46	FedEx Corp.	12,184
254	GXO Logistics, Inc.(a)	11,544
69	United Parcel Service, Inc., Class B	7,882
		74,316
	Automobile Components — 0.4%
1,054	BorgWarner, Inc.	33,623
853	Magna International, Inc.	33,839
1,818	Mobileye Global, Inc., Class A(a)	30,042
252	Visteon Corp.(a)	21,183
		118,687
	Automobiles — 1.8%
2,594	General Motors Co.	128,299
894	Tesla, Inc.(a)	361,713
123	Thor Industries, Inc.	12,649
		502,661
	Banks — 3.0%
527	Ameris Bancorp	34,598
873	Atlantic Union Bankshares Corp.	32,973
948	Banc of California, Inc.	15,187
2,813	Bank of America Corp.	130,242
1,889	Citigroup, Inc.	153,821
125	Citizens Financial Group, Inc.	5,946
301	East West Bancorp, Inc.	30,994
37	First Citizens BancShares, Inc., Class A	81,574
1,658	First Financial Bancorp	46,457
1,579	Fulton Financial Corp.	32,117
286	JPMorgan Chase & Co.	76,448
141	PNC Financial Services Group, Inc.	28,334
443	SouthState Corp.	46,776
194	Truist Financial Corp.	9,238
216	U.S. Bancorp	10,321
506	Webster Financial Corp.	30,481
1,094	Wells Fargo & Co.	86,207
		851,714
	Beverages — 1.0%
81	Boston Beer Co., Inc., Class A(a)	20,304
607	Coca-Cola Co.	38,532
2,234	Keurig Dr. Pepper, Inc.	71,712
2,042	Monster Beverage Corp.(a)	99,466
271	PepsiCo, Inc.	40,837
		270,851
	Biotechnology — 1.3%
190	AbbVie, Inc.	34,941
338	Alnylam Pharmaceuticals, Inc.(a)	91,703
Shares	Description	Value (†)
	Biotechnology — continued
43	Amgen, Inc.	$12,273
267	BioMarin Pharmaceutical, Inc.(a)	16,917
382	CRISPR Therapeutics AG(a)	15,887
265	Gilead Sciences, Inc.	25,758
268	Halozyme Therapeutics, Inc.(a)	15,179
104	Incyte Corp.(a)	7,713
151	Neurocrine Biosciences, Inc.(a)	22,925
126	Regeneron Pharmaceuticals, Inc.(a)	84,795
110	Sarepta Therapeutics, Inc.(a)	12,509
46	United Therapeutics Corp.(a)	16,154
17	Vertex Pharmaceuticals, Inc.(a)	7,849
		364,603
	Broadline Retail — 1.8%
307	Alibaba Group Holding Ltd., ADR	30,344
1,868	Amazon.com, Inc.(a)	443,986
121	eBay, Inc.	8,165
120	Ollie's Bargain Outlet Holdings, Inc.(a)	13,381
		495,876
	Building Products — 0.6%
68	Carlisle Cos., Inc.	26,483
145	Carrier Global Corp.	9,480
754	Fortune Brands Innovations, Inc.	54,039
599	Masco Corp.	47,489
165	Owens Corning	30,451
170	Trex Co., Inc.(a)	12,381
		180,323
	Capital Markets — 3.4%
1,187	Bank of New York Mellon Corp.	101,999
38	BlackRock, Inc.	40,869
634	Carlyle Group, Inc.	35,605
68	Cboe Global Markets, Inc.	13,894
1,787	Charles Schwab Corp.	147,821
129	CME Group, Inc.	30,511
94	FactSet Research Systems, Inc.	44,595
39	Goldman Sachs Group, Inc.	24,976
802	Intercontinental Exchange, Inc.	128,184
433	Janus Henderson Group PLC	19,455
89	KKR & Co., Inc.	14,869
89	Morgan Stanley	12,320
77	MSCI, Inc.	45,951
941	Nasdaq, Inc.	77,482
47	Northern Trust Corp.	5,278
62	S&P Global, Inc.	32,327
582	SEI Investments Co.	50,390
906	State Street Corp.	92,068
317	Stifel Financial Corp.	36,724
47	T. Rowe Price Group, Inc.	5,495
		960,813
	Chemicals — 1.0%
51	Air Products & Chemicals, Inc.	17,098
286	Celanese Corp.	20,317
1,432	Corteva, Inc.	93,467
69	DuPont de Nemours, Inc.	5,299
96	Ecolab, Inc.	24,018
236	HB Fuller Co.	14,899
168	Innospec, Inc.	19,043
80	Linde PLC	35,690
200	Minerals Technologies, Inc.	15,338
See accompanying notes to financial statements.
57 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2050 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
31	Sherwin-Williams Co.	$11,103
269	Stepan Co.	17,052
		273,324
	Commercial Services & Supplies — 0.2%
120	MSA Safety, Inc.	19,767
260	RB Global, Inc.	23,265
38	Waste Management, Inc.	8,370
		51,402
	Communications Equipment — 0.2%
216	Ciena Corp.(a)	18,822
83	F5, Inc.(a)	24,673
		43,495
	Construction & Engineering — 0.3%
269	AECOM	28,363
55	Comfort Systems USA, Inc.	24,021
58	EMCOR Group, Inc.	25,988
		78,372
	Construction Materials — 0.1%
30	Martin Marietta Materials, Inc.	16,324
76	Vulcan Materials Co.	20,835
		37,159
	Consumer Finance — 0.8%
2,585	Ally Financial, Inc.	100,737
57	American Express Co.	18,095
535	Capital One Financial Corp.	108,985
		227,817
	Consumer Staples Distribution & Retail — 1.0%
238	BJ's Wholesale Club Holdings, Inc.(a)	23,574
55	Casey's General Stores, Inc.	23,197
28	Costco Wholesale Corp.	27,437
1,801	Kroger Co.	111,013
173	Sprouts Farmers Market, Inc.(a)	27,393
48	Target Corp.	6,620
523	Walmart, Inc.	51,338
		270,572
	Containers & Packaging — 0.1%
242	Crown Holdings, Inc.	21,262
390	Sonoco Products Co.	18,580
		39,842
	Distributors — 0.1%
334	Genuine Parts Co.	38,827
	Diversified Consumer Services — 0.2%
41	Duolingo, Inc.(a)	14,924
142	Grand Canyon Education, Inc.(a)	24,941
293	Service Corp. International	22,889
		62,754
	Diversified REITs — 0.1%
701	American Assets Trust, Inc.	17,020
	Diversified Telecommunication Services — 0.3%
1,893	AT&T, Inc.	44,921
410	Iridium Communications, Inc.	11,788
929	Verizon Communications, Inc.	36,593
		93,302
	Electric Utilities — 0.4%
178	Alliant Energy Corp.	10,481
Shares	Description	Value (†)
	Electric Utilities — continued
236	Eversource Energy	$13,613
174	Exelon Corp.	6,960
419	FirstEnergy Corp.	16,676
160	IDACORP, Inc.	17,590
857	PPL Corp.	28,795
156	Xcel Energy, Inc.	10,483
		104,598
	Electrical Equipment — 0.4%
61	Eaton Corp. PLC	19,913
196	Emerson Electric Co.	25,470
36	GE Vernova, Inc.	13,424
361	nVent Electric PLC	23,498
132	Regal Rexnord Corp.	20,952
		103,257
	Electronic Equipment, Instruments & Components — 0.8%
182	Advanced Energy Industries, Inc.	20,944
237	Amphenol Corp., Class A	16,775
385	Avnet, Inc.	19,889
310	Cognex Corp.	12,369
212	Coherent Corp.(a)	19,184
68	Fabrinet(a)	14,702
528	Flex Ltd.(a)	21,991
969	Knowles Corp.(a)	18,343
61	Littelfuse, Inc.	14,540
401	TE Connectivity PLC	59,336
20	Teledyne Technologies, Inc.(a)	10,227
23	Zebra Technologies Corp., Class A(a)	9,015
		237,315
	Energy Equipment & Services — 0.2%
802	ChampionX Corp.	22,969
1,108	NOV, Inc.	16,011
253	Schlumberger NV	10,191
		49,171
	Entertainment — 1.6%
92	Electronic Arts, Inc.	11,308
82	Live Nation Entertainment, Inc.(a)	11,864
246	Netflix, Inc.(a)	240,283
47	Take-Two Interactive Software, Inc.(a)	8,719
1,143	Walt Disney Co.	129,227
5,070	Warner Bros. Discovery, Inc.(a)	52,931
		454,332
	Financial Services — 2.2%
450	Block, Inc.(a)	40,869
1,251	Corebridge Financial, Inc.	42,234
731	Equitable Holdings, Inc.	39,781
439	Fiserv, Inc.(a)	94,842
651	Global Payments, Inc.	73,465
36	Jack Henry & Associates, Inc.	6,267
37	Mastercard, Inc., Class A	20,551
1,281	MGIC Investment Corp.	32,717
512	PayPal Holdings, Inc.(a)	45,353
579	Visa, Inc., Class A	197,902
278	Voya Financial, Inc.	19,735
83	WEX, Inc.(a)	15,263
		628,979
	Food Products — 0.5%
185	Campbell's Co.	7,172
492	General Mills, Inc.	29,589
See accompanying notes to financial statements.
| 58

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2050 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
50	Hershey Co.	$7,462
160	Ingredion, Inc.	21,830
220	Kellanova	17,981
677	Kraft Heinz Co.	20,202
142	McCormick & Co., Inc.	10,967
382	Mondelez International, Inc., Class A	22,152
		137,355
	Gas Utilities — 0.2%
123	Atmos Energy Corp.	17,529
441	New Jersey Resources Corp.	21,146
272	ONE Gas, Inc.	19,214
		57,889
	Ground Transportation — 0.4%
505	CSX Corp.	16,599
29	Norfolk Southern Corp.	7,404
115	Ryder System, Inc.	18,332
34	Saia, Inc.(a)	16,324
103	Uber Technologies, Inc.(a)	6,886
74	Union Pacific Corp.	18,336
144	XPO, Inc.(a)	19,248
		103,129
	Health Care Equipment & Supplies — 1.2%
20	Align Technology, Inc.(a)	4,382
1,030	Baxter International, Inc.	33,537
87	Becton Dickinson & Co.	21,541
89	Edwards Lifesciences Corp.(a)	6,448
481	GE HealthCare Technologies, Inc.	42,472
164	Glaukos Corp.(a)	25,656
150	Hologic, Inc.(a)	10,821
136	Intuitive Surgical, Inc.(a)	77,776
135	LeMaitre Vascular, Inc.	13,086
252	Merit Medical Systems, Inc.(a)	27,438
63	Penumbra, Inc.(a)	16,819
29	ResMed, Inc.	6,849
57	STERIS PLC	12,577
83	Stryker Corp.	32,477
67	Zimmer Biomet Holdings, Inc.	7,335
		339,214
	Health Care Providers & Services — 1.5%
118	Cardinal Health, Inc.	14,592
1,501	Centene Corp.(a)	96,109
40	Chemed Corp.	22,480
73	Cigna Group	21,477
832	CVS Health Corp.	46,991
195	Elevance Health, Inc.	77,162
22	HCA Healthcare, Inc.	7,258
215	HealthEquity, Inc.(a)	23,740
16	Humana, Inc.	4,692
32	Labcorp Holdings, Inc.	7,994
24	McKesson Corp.	14,274
129	UnitedHealth Group, Inc.	69,981
		406,750
	Health Care REITs — 0.1%
241	Welltower, Inc.	32,892
	Health Care Technology — 0.5%
1,424	Doximity, Inc., Class A(a)	84,158
291	Veeva Systems, Inc., Class A(a)	67,879
		152,037
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
248	Host Hotels & Resorts, Inc.	$4,144
	Hotels, Restaurants & Leisure — 1.2%
355	Airbnb, Inc., Class A(a)	46,565
477	Aramark	18,560
4	Booking Holdings, Inc.	18,950
218	Chipotle Mexican Grill, Inc.(a)	12,720
176	Marriott Vacations Worldwide Corp.	15,272
125	McDonald's Corp.	36,087
805	Starbucks Corp.	86,682
399	Travel & Leisure Co.	21,690
52	Wingstop, Inc.	15,491
630	Yum China Holdings, Inc.	29,138
267	Yum! Brands, Inc.	34,844
		335,999
	Household Durables — 0.4%
389	KB Home	26,102
235	Meritage Homes Corp.	18,299
401	Taylor Morrison Home Corp.(a)	25,849
257	Toll Brothers, Inc.	34,903
		105,153
	Household Products — 0.5%
227	Church & Dwight Co., Inc.	23,953
90	Colgate-Palmolive Co.	7,803
587	Energizer Holdings, Inc.	19,952
485	Procter & Gamble Co.	80,505
		132,213
	Independent Power & Renewable Electricity Producers — 0.1%
523	AES Corp.	5,753
454	Clearway Energy, Inc., Class A	11,137
		16,890
	Industrial Conglomerates — 0.1%
61	3M Co.	9,284
74	Honeywell International, Inc.	16,555
		25,839
	Industrial REITs — 0.1%
110	Prologis, Inc.	13,117
550	Rexford Industrial Realty, Inc.	22,363
		35,480
	Insurance — 1.8%
50	Allstate Corp.	9,616
1,504	American International Group, Inc.	110,785
103	Arch Capital Group Ltd.	9,586
97	Arthur J Gallagher & Co.	29,277
295	Assured Guaranty Ltd.	27,907
51	Chubb Ltd.	13,866
281	First American Financial Corp.	17,765
169	Hanover Insurance Group, Inc.	25,872
166	Hartford Financial Services Group, Inc.	18,517
74	Marsh & McLennan Cos., Inc.	16,049
82	Prudential Financial, Inc.	9,902
346	Reinsurance Group of America, Inc.	78,840
243	Selective Insurance Group, Inc.	20,444
87	Travelers Cos., Inc.	21,331
300	Willis Towers Watson PLC	98,869
		508,626
	Interactive Media & Services — 3.0%
986	Alphabet, Inc., Class A	201,164
1,449	Alphabet, Inc., Class C	297,914
See accompanying notes to financial statements.
59 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2050 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
455	Meta Platforms, Inc., Class A	$313,577
456	Yelp, Inc.(a)	18,213
		830,868
	IT Services — 0.7%
100	Accenture PLC, Class A	38,495
238	Cognizant Technology Solutions Corp., Class A	19,661
93	International Business Machines Corp.	23,780
423	Kyndryl Holdings, Inc.(a)	16,057
742	Shopify, Inc., Class A(a)	86,666
		184,659
	Leisure Products — 0.1%
850	Mattel, Inc.(a)	15,844
	Life Sciences Tools & Services — 0.8%
51	Agilent Technologies, Inc.	7,728
1,096	Avantor, Inc.(a)	24,419
48	Bio-Techne Corp.	3,530
19	Charles River Laboratories International, Inc.(a)	3,130
75	Danaher Corp.	16,705
451	Illumina, Inc.(a)	59,866
467	IQVIA Holdings, Inc.(a)	94,035
90	Repligen Corp.(a)	14,959
11	West Pharmaceutical Services, Inc.	3,757
		228,129
	Machinery — 1.2%
123	AGCO Corp.	12,845
326	Deere & Co.	155,359
99	Dover Corp.	20,164
142	Fortive Corp.	11,549
382	Graco, Inc.	32,153
31	Illinois Tool Works, Inc.	8,034
268	ITT, Inc.	40,473
163	Oshkosh Corp.	18,973
149	SPX Technologies, Inc.(a)	22,130
270	Terex Corp.	12,984
173	Toro Co.	14,406
		349,070
	Media — 0.7%
228	Charter Communications, Inc., Class A(a)	78,772
1,869	Comcast Corp., Class A	62,911
502	Interpublic Group of Cos., Inc.	14,392
321	Liberty Broadband Corp., Class C(a)	24,608
217	Omnicom Group, Inc.	18,833
		199,516
	Metals & Mining — 0.3%
363	Alcoa Corp.	12,821
95	Carpenter Technology Corp.	18,341
100	Freeport-McMoRan, Inc.	3,585
163	Newmont Corp.	6,963
83	Reliance, Inc.	24,028
343	U.S. Steel Corp.	12,640
		78,378
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,326	Annaly Capital Management, Inc.	27,064
	Multi-Utilities — 0.1%
191	Consolidated Edison, Inc.	17,904
74	DTE Energy Co.	8,871
48	WEC Energy Group, Inc.	4,765
		31,540
Shares	Description	Value (†)
	Office REITs — 0.3%
964	COPT Defense Properties	$28,380
2,327	Easterly Government Properties, Inc.	26,435
825	Highwoods Properties, Inc.	24,577
435	Kilroy Realty Corp.	16,973
		96,365
	Oil, Gas & Consumable Fuels — 2.4%
1,349	Antero Midstream Corp.	21,638
629	Antero Resources Corp.(a)	23,474
2,158	APA Corp.	47,325
305	Chevron Corp.	45,503
620	CNX Resources Corp.(a)	16,976
1,058	ConocoPhillips	104,562
237	Devon Energy Corp.	8,082
37	Diamondback Energy, Inc.	6,081
776	EOG Resources, Inc.	97,613
1	Expand Energy Corp.	102
688	Exxon Mobil Corp.	73,499
60	Hess Corp.	8,342
882	Kinder Morgan, Inc.	24,237
156	ONEOK, Inc.	15,158
420	Ovintiv, Inc.	17,732
922	Phillips 66	108,676
468	Range Resources Corp.	17,335
62	Valero Energy Corp.	8,246
309	Williams Cos., Inc.	17,128
		661,709
	Passenger Airlines — 0.4%
1,405	American Airlines Group, Inc.(a)	23,773
1,161	Delta Air Lines, Inc.	78,100
		101,873
	Personal Care Products — 0.3%
71	Estee Lauder Cos., Inc., Class A	5,924
3,549	Kenvue, Inc.	75,558
		81,482
	Pharmaceuticals — 1.5%
409	Bristol-Myers Squibb Co.	24,111
45	Eli Lilly & Co.	36,499
117	Jazz Pharmaceuticals PLC(a)	14,551
488	Johnson & Johnson	74,249
1,149	Merck & Co., Inc.	113,544
237	Novartis AG, ADR	24,819
759	Novo Nordisk AS, ADR	64,097
982	Pfizer, Inc.	26,043
715	Roche Holding AG, ADR	28,064
117	Zoetis, Inc.	19,995
		425,972
	Professional Services — 0.6%
35	Automatic Data Processing, Inc.	10,605
247	Equifax, Inc.	67,871
265	Exponent, Inc.	24,293
221	Korn Ferry	15,631
80	Leidos Holdings, Inc.	11,363
42	Paychex, Inc.	6,202
89	Paylocity Holding Corp.(a)	18,291
		154,256
	Real Estate Management & Development — 0.4%
623	CBRE Group, Inc., Class A(a)	90,173
See accompanying notes to financial statements.
| 60

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2050 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — continued
48	CoStar Group, Inc.(a)	$3,677
111	Jones Lang LaSalle, Inc.(a)	31,391
		125,241
	Residential REITs — 0.0%
57	AvalonBay Communities, Inc.	12,626
	Retail REITs — 0.1%
1,582	Brixmor Property Group, Inc.	41,227
	Semiconductors & Semiconductor Equipment — 3.3%
250	Advanced Micro Devices, Inc.(a)	28,987
129	Analog Devices, Inc.	27,334
104	Applied Materials, Inc.	18,756
606	ARM Holdings PLC, ADR(a)	96,687
253	Broadcom, Inc.	55,981
433	Intel Corp.	8,413
121	Lam Research Corp.	9,807
237	Lattice Semiconductor Corp.(a)	13,514
60	Microchip Technology, Inc.	3,258
177	Micron Technology, Inc.	16,149
236	MKS Instruments, Inc.	26,734
3,843	NVIDIA Corp.	461,429
52	ON Semiconductor Corp.(a)	2,722
92	Onto Innovation, Inc.(a)	18,838
507	QUALCOMM, Inc.	87,676
89	Silicon Laboratories, Inc.(a)	12,068
154	Synaptics, Inc.(a)	13,075
139	Texas Instruments, Inc.	25,661
		927,089
	Software — 4.1%
52	Adobe, Inc.(a)	22,747
23	ANSYS, Inc.(a)	8,062
367	Autodesk, Inc.(a)	114,262
51	Cadence Design Systems, Inc.(a)	15,179
244	DocuSign, Inc.(a)	23,602
463	Dynatrace, Inc.(a)	26,738
20	Intuit, Inc.	12,030
104	Manhattan Associates, Inc.(a)	21,693
948	Microsoft Corp.	393,477
1,135	Oracle Corp.	193,018
54	Palo Alto Networks, Inc.(a)	9,959
59	PTC, Inc.(a)	11,415
90	Qualys, Inc.(a)	12,547
56	Roper Technologies, Inc.	32,236
328	Salesforce, Inc.	112,078
24	ServiceNow, Inc.(a)	24,441
77	SPS Commerce, Inc.(a)	14,220
20	Synopsys, Inc.(a)	10,510
26	Tyler Technologies, Inc.(a)	15,643
237	Workday, Inc., Class A(a)	62,108
		1,135,965
	Specialized REITs — 0.1%
44	American Tower Corp.	8,138
55	Crown Castle, Inc.	4,911
33	Digital Realty Trust, Inc.	5,407
11	Equinix, Inc.	10,050
148	Weyerhaeuser Co.	4,532
		33,038
	Specialty Retail — 0.9%
94	Abercrombie & Fitch Co., Class A(a)	11,222
54	Asbury Automotive Group, Inc.(a)	16,021
Shares	Description	Value (†)
	Specialty Retail — continued
94	Burlington Stores, Inc.(a)	$26,689
83	Dick's Sporting Goods, Inc.	19,924
169	Floor & Decor Holdings, Inc., Class A(a)	16,917
113	Home Depot, Inc.	46,554
52	Lithia Motors, Inc.	19,557
70	Lowe's Cos., Inc.	18,203
11	O'Reilly Automotive, Inc.(a)	14,239
63	Ross Stores, Inc.	9,485
289	TJX Cos., Inc.	36,064
139	Williams-Sonoma, Inc.	29,380
		264,255
	Technology Hardware, Storage & Peripherals — 1.4%
1,500	Apple, Inc.	354,000
304	Hewlett Packard Enterprise Co.	6,442
184	HP, Inc.	5,980
83	NetApp, Inc.	10,134
86	Western Digital Corp.(a)	5,601
		382,157
	Textiles, Apparel & Luxury Goods — 0.3%
101	Crocs, Inc.(a)	10,309
33	Deckers Outdoor Corp.(a)	5,853
10	Lululemon Athletica, Inc.(a)	4,142
154	PVH Corp.	13,798
41	Ralph Lauren Corp.	10,238
2,348	Under Armour, Inc., Class A(a)	19,606
570	VF Corp.	14,803
		78,749
	Trading Companies & Distributors — 0.2%
373	Core & Main, Inc., Class A(a)	21,052
70	Watsco, Inc.	33,501
		54,553
	Water Utilities — 0.1%
173	American States Water Co.	12,888
42	American Water Works Co., Inc.	5,235
367	Essential Utilities, Inc.	13,021
		31,144
	Total Common Stocks (Identified Cost $12,902,416)	15,925,216

Principal Amount
Bonds and Notes — 5.6%
	Apartment REITs — 0.0%
$6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,461
	Automotive — 0.2%
12,000	Cummins, Inc., 5.150%, 2/20/2034	12,033
20,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	19,794
13,000	Lear Corp., 4.250%, 5/15/2029	12,566
9,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	7,928
		52,321
	Banking — 0.6%
10,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	9,517
17,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	14,702
16,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	15,289
See accompanying notes to financial statements.
61 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2050 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$14,000	Citigroup, Inc., 4.600%, 3/09/2026	$13,992
10,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	9,974
15,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	15,012
16,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,305
10,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	10,744
8,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	7,735
9,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	8,586
7,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	6,848
15,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	14,572
13,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	12,993
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,183
20,000	Westpac Banking Corp., 2.350%, 2/19/2025	19,979
		178,431
	Brokerage — 0.1%
16,000	BlackRock, Inc., 2.400%, 4/30/2030	14,265
17,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,946
		25,211
	Building Materials — 0.1%
11,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	10,140
14,000	Owens Corning, 3.950%, 8/15/2029	13,429
		23,569
	Chemicals — 0.1%
16,000	Ecolab, Inc., 2.125%, 2/01/2032	13,334
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,816
		15,150
	Consumer Products — 0.1%
16,000	Procter & Gamble Co., 3.000%, 3/25/2030	14,844
	Diversified Manufacturing — 0.1%
13,000	Eaton Corp., 4.150%, 3/15/2033	12,251
9,000	Emerson Electric Co., 2.000%, 12/21/2028	8,169
		20,420
	Electric — 0.3%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,594
17,000	Entergy Corp., 0.900%, 9/15/2025	16,610
14,000	Exelon Corp., 4.050%, 4/15/2030	13,372
17,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	14,775
6,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	5,679
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,971
12,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	11,847
		69,848
	Environmental — 0.0%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,903
6,000	Waste Management, Inc., 2.950%, 6/01/2041	4,388
		9,291
	Finance Companies — 0.1%
6,000	ARES Capital Corp., 3.250%, 7/15/2025	5,959
11,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	10,394
		16,353
Principal Amount	Description	Value (†)
	Food & Beverage — 0.2%
$13,000	Coca-Cola Co., 1.450%, 6/01/2027	$12,180
8,000	General Mills, Inc., 4.000%, 4/17/2025	7,992
11,000	Kellanova, 4.300%, 5/15/2028	10,852
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,596
17,000	PepsiCo, Inc., 2.750%, 3/19/2030	15,479
		50,099
	Government Owned - No Guarantee — 0.1%
13,000	Equinor ASA, 3.625%, 4/06/2040	10,569
23,000	Federal National Mortgage Association, 6.625%, 11/15/2030	25,563
		36,132
	Health Care REITs — 0.1%
16,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	15,819
12,000	Welltower OP LLC, 2.800%, 6/01/2031	10,498
		26,317
	Health Insurance — 0.1%
14,000	Elevance Health, Inc., 4.101%, 3/01/2028	13,736
11,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	11,396
		25,132
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,949
12,000	CVS Health Corp., 4.300%, 3/25/2028	11,717
8,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	7,768
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,043
		31,477
	Integrated Energy — 0.1%
18,000	Exxon Mobil Corp., 2.992%, 3/19/2025	17,965
11,000	Shell International Finance BV, 6.375%, 12/15/2038	12,011
		29,976
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,081
12,000	Manulife Financial Corp., 3.703%, 3/16/2032	10,978
8,000	MetLife, Inc., 5.375%, 7/15/2033	8,091
10,000	Prudential Financial, Inc., 3.935%, 12/07/2049	7,528
		28,678
	Media Entertainment — 0.0%
10,000	Netflix, Inc., 3.625%, 6/15/2025(b)	9,957
	Metals & Mining — 0.0%
6,000	Nucor Corp., 3.125%, 4/01/2032	5,275
	Midstream — 0.0%
10,000	Enbridge, Inc., 5.625%, 4/05/2034	10,029
	Mortgage Related — 1.4%
34,982	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	27,311
4,330	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2051	3,567
2,375	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	1,944
3,993	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	3,252
9,881	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	8,054
9,513	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	7,754
6,963	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	5,682
124	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	106
3,961	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	3,378
6,712	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	5,715
4,278	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	3,643
6,922	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	5,890
See accompanying notes to financial statements.
| 62

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2050 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$13,212	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	$11,247
10,551	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	8,978
12,588	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	11,159
8,004	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	7,088
859	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	787
876	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	803
4,606	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	4,339
9,389	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	9,070
697	Federal National Mortgage Association, 2.000%, 9/01/2050	548
3,959	Federal National Mortgage Association, 2.000%, 7/01/2051	3,100
27,905	Federal National Mortgage Association, 2.000%, 8/01/2051	21,868
2,449	Federal National Mortgage Association, 2.000%, 10/01/2051	1,918
1,653	Federal National Mortgage Association, 2.000%, 11/01/2051	1,293
8,575	Federal National Mortgage Association, 2.000%, 3/01/2052	6,689
7,855	Federal National Mortgage Association, 2.000%, 4/01/2052	6,128
596	Federal National Mortgage Association, 2.500%, 8/01/2050	489
4,679	Federal National Mortgage Association, 2.500%, 2/01/2051	3,820
5,195	Federal National Mortgage Association, 2.500%, 8/01/2051	4,244
4,550	Federal National Mortgage Association, 2.500%, 9/01/2051	3,719
9,069	Federal National Mortgage Association, 2.500%, 2/01/2052	7,392
11,043	Federal National Mortgage Association, 2.500%, 4/01/2052	9,002
8,653	Federal National Mortgage Association, 2.500%, 5/01/2052	7,053
17,429	Federal National Mortgage Association, 2.500%, 6/01/2052	14,207
442	Federal National Mortgage Association, 3.000%, 4/01/2034	417
1,211	Federal National Mortgage Association, 3.000%, 12/01/2049	1,038
7,236	Federal National Mortgage Association, 3.000%, 5/01/2051	6,180
7,044	Federal National Mortgage Association, 3.000%, 2/01/2052	6,010
5,844	Federal National Mortgage Association, 3.000%, 4/01/2052	4,980
15,849	Federal National Mortgage Association, 3.000%, 7/01/2052	13,498
826	Federal National Mortgage Association, 3.500%, 6/01/2049	738
211	Federal National Mortgage Association, 3.500%, 7/01/2049	189
234	Federal National Mortgage Association, 3.500%, 8/01/2049	209
4,025	Federal National Mortgage Association, 3.500%, 4/01/2052	3,569
23,338	Federal National Mortgage Association, 3.500%, 5/01/2052	20,690
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$8,640	Federal National Mortgage Association, 3.500%, 7/01/2052	$7,660
333	Federal National Mortgage Association, 4.000%, 3/01/2050	307
7,792	Federal National Mortgage Association, 4.000%, 8/01/2052	7,138
7,771	Federal National Mortgage Association, 4.000%, 9/01/2052	7,120
12,916	Federal National Mortgage Association, 4.000%, 5/01/2053	11,816
259	Federal National Mortgage Association, 4.500%, 5/01/2049	247
99	Federal National Mortgage Association, 4.500%, 6/01/2049	94
4,485	Federal National Mortgage Association, 4.500%, 2/01/2053	4,230
2,706	Federal National Mortgage Association, 4.500%, 4/01/2053	2,549
13,968	Federal National Mortgage Association, 4.500%, 8/01/2053	13,150
808	Government National Mortgage Association, 3.000%, 4/20/2052	704
11,536	Government National Mortgage Association, 3.000%, 6/20/2052	10,047
5,574	Government National Mortgage Association, 4.000%, 8/20/2053	5,135
6,392	Government National Mortgage Association, 5.000%, 7/20/2053	6,222
26,926	Government National Mortgage Association, 5.500%, 4/20/2053	26,814
		381,988
	Office REITs — 0.0%
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,723
	Oil Field Services — 0.1%
8,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	7,729
6,000	Schlumberger Investment SA, 4.850%, 5/15/2033	5,850
		13,579
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	4,118
	Pharmaceuticals — 0.1%
15,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	12,879
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,484
12,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	11,350
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,528
14,000	Viatris, Inc., 3.850%, 6/22/2040	10,495
		40,736
	Property & Casualty Insurance — 0.1%
7,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,372
9,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	7,791
		14,163
	Railroads — 0.0%
12,000	CSX Corp., 2.600%, 11/01/2026	11,622
	Restaurants — 0.0%
13,000	Starbucks Corp., 2.250%, 3/12/2030	11,436
See accompanying notes to financial statements.
63 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2050 Fund (continued)
Principal Amount	Description	Value (†)
	Retail REITs — 0.0%
$2,000	Realty Income Corp., 2.700%, 2/15/2032	$1,700
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,856
		5,556
	Retailers — 0.1%
13,000	Amazon.com, Inc., 3.875%, 8/22/2037	11,485
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	13,460
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,730
		30,675
	Technology — 0.4%
13,000	Adobe, Inc., 2.300%, 2/01/2030	11,611
10,000	Apple, Inc., 2.500%, 2/09/2025	9,996
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,251
7,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	6,617
7,000	Intel Corp., 2.450%, 11/15/2029	6,196
15,000	International Business Machines Corp., 4.000%, 6/20/2042	12,245
16,000	NVIDIA Corp., 2.850%, 4/01/2030	14,691
10,000	Oracle Corp., 2.950%, 5/15/2025	9,952
14,000	QUALCOMM, Inc., 1.650%, 5/20/2032	11,190
8,000	QUALCOMM, Inc., 4.500%, 5/20/2052	6,736
11,000	Salesforce, Inc., 1.500%, 7/15/2028	9,933
7,000	Texas Instruments, Inc., 4.900%, 3/14/2033	6,962
		109,380
	Treasuries — 0.7%
25,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	11,869
16,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	11,404
15,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	10,256
38,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	27,709
41,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	31,090
21,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	15,456
28,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	20,431
13,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	11,840
59,000	U.S. Treasury Notes, 0.375%, 11/30/2025	57,153
		197,208
	Utility Other — 0.0%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	7,003
	Wireless — 0.1%
13,000	Vodafone Group PLC, 6.150%, 2/27/2037	13,660
	Wirelines — 0.1%
6,000	AT&T, Inc., 3.650%, 6/01/2051	4,233
23,000	Verizon Communications, Inc., 2.650%, 11/20/2040	15,801
		20,034
	Total Bonds and Notes (Identified Cost $1,617,525)	1,552,852

Shares
Exchange-Traded Funds — 8.3%
29,226	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $2,228,642)	2,324,052

Shares	Description	Value (†)

Mutual Funds — 13.4%
92,261	WCM Focused Emerging Markets Fund, Institutional Class	$1,403,299
101,099	WCM Focused International Growth Fund, Institutional Class	2,350,546
	Total Mutual Funds (Identified Cost $3,848,965)	3,753,845

Affiliated Mutual Funds — 12.3%
47,539	Loomis Sayles Inflation Protected Securities Fund, Class N	455,419
76,165	Mirova Global Green Bond Fund, Class N	655,017
187,536	Mirova International Sustainable Equity Fund, Class N	2,342,330
	Total Affiliated Mutual Funds (Identified Cost $3,546,534)	3,452,766

Principal Amount
Short-Term Investments — 3.6%
$1,010,238	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $1,010,448 on 2/03/2025 collateralized by $583,200 U.S. Treasury Note, 4.250% due 12/31/2026 valued at $585,822; $441,500 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $445,582 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,010,238)	1,010,238
	Total Investments — 100.0% (Identified Cost $25,154,320)	28,018,969
	Other assets less liabilities — 0.0%	6,374
	Net Assets — 100.0%	$28,025,343

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of
Rule 144A holdings amounted to $27,560 or 0.1% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
| 64

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2050 Fund (continued)
Asset Allocation Summary at January 31, 2025
Equity	86.9%
Fixed Income	9.5
Short-Term Investments	3.6
Total Investments	100.0
Other assets less liabilities	0.0 *
Net Assets	100.0%

*	Less than 0.1%
See accompanying notes to financial statements.
65 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2055 Fund

Shares	Description	Value (†)
Common Stocks — 58.0% of Net Assets
	Aerospace & Defense — 1.3%
260	AAR Corp.(a)	$17,618
13	Axon Enterprise, Inc.(a)	8,478
680	Boeing Co.(a)	120,034
154	General Electric Co.	31,350
49	L3Harris Technologies, Inc.	10,388
41	Lockheed Martin Corp.	18,981
106	Moog, Inc., Class A	19,256
15	Northrop Grumman Corp.	7,309
203	RTX Corp.	26,177
128	Woodward, Inc.	23,712
		283,303
	Air Freight & Logistics — 0.3%
310	Expeditors International of Washington, Inc.	35,210
37	FedEx Corp.	9,800
207	GXO Logistics, Inc.(a)	9,408
58	United Parcel Service, Inc., Class B	6,625
		61,043
	Automobile Components — 0.4%
855	BorgWarner, Inc.	27,275
693	Magna International, Inc.	27,491
1,490	Mobileye Global, Inc., Class A(a)	24,622
205	Visteon Corp.(a)	17,232
		96,620
	Automobiles — 1.8%
2,122	General Motors Co.	104,954
724	Tesla, Inc.(a)	292,930
100	Thor Industries, Inc.	10,284
		408,168
	Banks — 3.1%
430	Ameris Bancorp	28,229
712	Atlantic Union Bankshares Corp.	26,892
773	Banc of California, Inc.	12,383
2,277	Bank of America Corp.	105,425
1,554	Citigroup, Inc.	126,542
89	Citizens Financial Group, Inc.	4,234
245	East West Bancorp, Inc.	25,228
31	First Citizens BancShares, Inc., Class A	68,345
1,352	First Financial Bancorp	37,883
1,289	Fulton Financial Corp.	26,218
232	JPMorgan Chase & Co.	62,014
114	PNC Financial Services Group, Inc.	22,908
362	SouthState Corp.	38,224
153	Truist Financial Corp.	7,286
175	U.S. Bancorp	8,362
411	Webster Financial Corp.	24,759
896	Wells Fargo & Co.	70,605
		695,537
	Beverages — 1.0%
68	Boston Beer Co., Inc., Class A(a)	17,046
482	Coca-Cola Co.	30,597
1,819	Keurig Dr. Pepper, Inc.	58,390
1,673	Monster Beverage Corp.(a)	81,492
219	PepsiCo, Inc.	33,001
		220,526
	Biotechnology — 1.3%
159	AbbVie, Inc.	29,240
277	Alnylam Pharmaceuticals, Inc.(a)	75,153
Shares	Description	Value (†)
	Biotechnology — continued
35	Amgen, Inc.	$9,990
218	BioMarin Pharmaceutical, Inc.(a)	13,813
314	CRISPR Therapeutics AG(a)	13,059
218	Gilead Sciences, Inc.	21,190
219	Halozyme Therapeutics, Inc.(a)	12,404
83	Incyte Corp.(a)	6,155
123	Neurocrine Biosciences, Inc.(a)	18,674
102	Regeneron Pharmaceuticals, Inc.(a)	68,644
89	Sarepta Therapeutics, Inc.(a)	10,121
37	United Therapeutics Corp.(a)	12,993
15	Vertex Pharmaceuticals, Inc.(a)	6,925
		298,361
	Broadline Retail — 1.8%
251	Alibaba Group Holding Ltd., ADR	24,809
1,522	Amazon.com, Inc.(a)	361,749
87	eBay, Inc.	5,871
98	Ollie's Bargain Outlet Holdings, Inc.(a)	10,928
		403,357
	Building Products — 0.7%
56	Carlisle Cos., Inc.	21,810
125	Carrier Global Corp.	8,173
612	Fortune Brands Innovations, Inc.	43,862
487	Masco Corp.	38,609
136	Owens Corning	25,099
139	Trex Co., Inc.(a)	10,123
		147,676
	Capital Markets — 3.5%
973	Bank of New York Mellon Corp.	83,610
31	BlackRock, Inc.	33,341
454	Carlyle Group, Inc.	25,497
52	Cboe Global Markets, Inc.	10,625
1,478	Charles Schwab Corp.	122,260
109	CME Group, Inc.	25,781
76	FactSet Research Systems, Inc.	36,055
31	Goldman Sachs Group, Inc.	19,852
662	Intercontinental Exchange, Inc.	105,808
355	Janus Henderson Group PLC	15,950
72	KKR & Co., Inc.	12,029
73	Morgan Stanley	10,105
63	MSCI, Inc.	37,597
765	Nasdaq, Inc.	62,990
42	Northern Trust Corp.	4,716
51	S&P Global, Inc.	26,592
479	SEI Investments Co.	41,472
736	State Street Corp.	74,792
258	Stifel Financial Corp.	29,889
35	T. Rowe Price Group, Inc.	4,092
		783,053
	Chemicals — 1.0%
40	Air Products & Chemicals, Inc.	13,411
233	Celanese Corp.	16,552
1,163	Corteva, Inc.	75,909
54	DuPont de Nemours, Inc.	4,147
74	Ecolab, Inc.	18,514
193	HB Fuller Co.	12,184
137	Innospec, Inc.	15,529
67	Linde PLC	29,890
164	Minerals Technologies, Inc.	12,577
See accompanying notes to financial statements.
| 66

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2055 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
25	Sherwin-Williams Co.	$8,954
220	Stepan Co.	13,946
		221,613
	Commercial Services & Supplies — 0.2%
98	MSA Safety, Inc.	16,143
212	RB Global, Inc.	18,970
34	Waste Management, Inc.	7,489
		42,602
	Communications Equipment — 0.2%
176	Ciena Corp.(a)	15,337
67	F5, Inc.(a)	19,916
		35,253
	Construction & Engineering — 0.3%
219	AECOM	23,091
45	Comfort Systems USA, Inc.	19,654
47	EMCOR Group, Inc.	21,059
		63,804
	Construction Materials — 0.1%
26	Martin Marietta Materials, Inc.	14,147
62	Vulcan Materials Co.	16,997
		31,144
	Consumer Finance — 0.8%
2,133	Ally Financial, Inc.	83,123
45	American Express Co.	14,285
439	Capital One Financial Corp.	89,429
		186,837
	Consumer Staples Distribution & Retail — 1.0%
194	BJ's Wholesale Club Holdings, Inc.(a)	19,216
45	Casey's General Stores, Inc.	18,980
24	Costco Wholesale Corp.	23,517
1,467	Kroger Co.	90,426
142	Sprouts Farmers Market, Inc.(a)	22,484
38	Target Corp.	5,241
428	Walmart, Inc.	42,012
		221,876
	Containers & Packaging — 0.1%
197	Crown Holdings, Inc.	17,309
319	Sonoco Products Co.	15,197
		32,506
	Distributors — 0.1%
273	Genuine Parts Co.	31,736
	Diversified Consumer Services — 0.2%
33	Duolingo, Inc.(a)	12,012
116	Grand Canyon Education, Inc.(a)	20,374
239	Service Corp. International	18,671
		51,057
	Diversified REITs — 0.1%
572	American Assets Trust, Inc.	13,888
	Diversified Telecommunication Services — 0.3%
1,512	AT&T, Inc.	35,880
335	Iridium Communications, Inc.	9,631
774	Verizon Communications, Inc.	30,488
		75,999
	Electric Utilities — 0.4%
145	Alliant Energy Corp.	8,538
Shares	Description	Value (†)
	Electric Utilities — continued
198	Eversource Energy	$11,421
149	Exelon Corp.	5,960
329	FirstEnergy Corp.	13,094
130	IDACORP, Inc.	14,292
706	PPL Corp.	23,722
127	Xcel Energy, Inc.	8,534
		85,561
	Electrical Equipment — 0.4%
48	Eaton Corp. PLC	15,669
161	Emerson Electric Co.	20,922
31	GE Vernova, Inc.	11,560
291	nVent Electric PLC	18,941
107	Regal Rexnord Corp.	16,984
		84,076
	Electronic Equipment, Instruments & Components — 0.9%
150	Advanced Energy Industries, Inc.	17,262
197	Amphenol Corp., Class A	13,944
314	Avnet, Inc.	16,221
244	Cognex Corp.	9,736
173	Coherent Corp.(a)	15,655
56	Fabrinet(a)	12,108
431	Flex Ltd.(a)	17,951
798	Knowles Corp.(a)	15,106
50	Littelfuse, Inc.	11,918
325	TE Connectivity PLC	48,090
16	Teledyne Technologies, Inc.(a)	8,181
18	Zebra Technologies Corp., Class A(a)	7,055
		193,227
	Energy Equipment & Services — 0.2%
654	ChampionX Corp.	18,731
904	NOV, Inc.	13,063
216	Schlumberger NV	8,700
		40,494
	Entertainment — 1.6%
73	Electronic Arts, Inc.	8,972
61	Live Nation Entertainment, Inc.(a)	8,826
199	Netflix, Inc.(a)	194,375
37	Take-Two Interactive Software, Inc.(a)	6,864
933	Walt Disney Co.	105,485
4,124	Warner Bros. Discovery, Inc.(a)	43,055
		367,577
	Financial Services — 2.3%
368	Block, Inc.(a)	33,422
1,002	Corebridge Financial, Inc.	33,828
594	Equitable Holdings, Inc.	32,325
359	Fiserv, Inc.(a)	77,558
538	Global Payments, Inc.	60,713
28	Jack Henry & Associates, Inc.	4,875
31	Mastercard, Inc., Class A	17,218
1,045	MGIC Investment Corp.	26,689
419	PayPal Holdings, Inc.(a)	37,115
473	Visa, Inc., Class A	161,671
227	Voya Financial, Inc.	16,115
68	WEX, Inc.(a)	12,505
		514,034
	Food Products — 0.5%
145	Campbell's Co.	5,622
401	General Mills, Inc.	24,116
See accompanying notes to financial statements.
67 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2055 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
41	Hershey Co.	$6,119
130	Ingredion, Inc.	17,737
172	Kellanova	14,057
563	Kraft Heinz Co.	16,800
107	McCormick & Co., Inc.	8,264
314	Mondelez International, Inc., Class A	18,209
		110,924
	Gas Utilities — 0.2%
95	Atmos Energy Corp.	13,538
360	New Jersey Resources Corp.	17,262
222	ONE Gas, Inc.	15,682
		46,482
	Ground Transportation — 0.4%
394	CSX Corp.	12,951
24	Norfolk Southern Corp.	6,127
94	Ryder System, Inc.	14,984
29	Saia, Inc.(a)	13,923
76	Uber Technologies, Inc.(a)	5,081
63	Union Pacific Corp.	15,611
118	XPO, Inc.(a)	15,773
		84,450
	Health Care Equipment & Supplies — 1.2%
18	Align Technology, Inc.(a)	3,944
836	Baxter International, Inc.	27,220
71	Becton Dickinson & Co.	17,580
73	Edwards Lifesciences Corp.(a)	5,289
266	GE HealthCare Technologies, Inc.	23,488
134	Glaukos Corp.(a)	20,963
110	Hologic, Inc.(a)	7,935
111	Intuitive Surgical, Inc.(a)	63,479
106	LeMaitre Vascular, Inc.	10,275
206	Merit Medical Systems, Inc.(a)	22,429
51	Penumbra, Inc.(a)	13,615
24	ResMed, Inc.	5,668
47	STERIS PLC	10,371
70	Stryker Corp.	27,390
54	Zimmer Biomet Holdings, Inc.	5,912
		265,558
	Health Care Providers & Services — 1.5%
93	Cardinal Health, Inc.	11,500
1,231	Centene Corp.(a)	78,821
32	Chemed Corp.	17,984
60	Cigna Group	17,653
669	CVS Health Corp.	37,785
157	Elevance Health, Inc.	62,125
18	HCA Healthcare, Inc.	5,938
176	HealthEquity, Inc.(a)	19,434
13	Humana, Inc.	3,812
26	Labcorp Holdings, Inc.	6,495
20	McKesson Corp.	11,895
104	UnitedHealth Group, Inc.	56,419
		329,861
	Health Care REITs — 0.1%
197	Welltower, Inc.	26,887
	Health Care Technology — 0.6%
1,167	Doximity, Inc., Class A(a)	68,970
238	Veeva Systems, Inc., Class A(a)	55,516
		124,486
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
186	Host Hotels & Resorts, Inc.	$3,108
	Hotels, Restaurants & Leisure — 1.2%
291	Airbnb, Inc., Class A(a)	38,170
390	Aramark	15,175
3	Booking Holdings, Inc.	14,213
171	Chipotle Mexican Grill, Inc.(a)	9,978
138	Marriott Vacations Worldwide Corp.	11,974
100	McDonald's Corp.	28,870
650	Starbucks Corp.	69,992
325	Travel & Leisure Co.	17,667
43	Wingstop, Inc.	12,810
516	Yum China Holdings, Inc.	23,865
223	Yum! Brands, Inc.	29,101
		271,815
	Household Durables — 0.4%
318	KB Home	21,338
192	Meritage Homes Corp.	14,951
327	Taylor Morrison Home Corp.(a)	21,079
209	Toll Brothers, Inc.	28,384
		85,752
	Household Products — 0.5%
179	Church & Dwight Co., Inc.	18,888
71	Colgate-Palmolive Co.	6,156
479	Energizer Holdings, Inc.	16,281
393	Procter & Gamble Co.	65,234
		106,559
	Independent Power & Renewable Electricity Producers — 0.1%
439	AES Corp.	4,829
371	Clearway Energy, Inc., Class A	9,101
		13,930
	Industrial Conglomerates — 0.1%
53	3M Co.	8,067
60	Honeywell International, Inc.	13,423
		21,490
	Industrial REITs — 0.1%
94	Prologis, Inc.	11,210
449	Rexford Industrial Realty, Inc.	18,256
		29,466
	Insurance — 1.8%
40	Allstate Corp.	7,693
1,226	American International Group, Inc.	90,307
82	Arch Capital Group Ltd.	7,632
79	Arthur J Gallagher & Co.	23,844
241	Assured Guaranty Ltd.	22,799
42	Chubb Ltd.	11,419
229	First American Financial Corp.	14,477
138	Hanover Insurance Group, Inc.	21,126
139	Hartford Financial Services Group, Inc.	15,505
60	Marsh & McLennan Cos., Inc.	13,013
67	Prudential Financial, Inc.	8,091
281	Reinsurance Group of America, Inc.	64,029
198	Selective Insurance Group, Inc.	16,658
67	Travelers Cos., Inc.	16,427
244	Willis Towers Watson PLC	80,414
		413,434
	Interactive Media & Services — 3.0%
798	Alphabet, Inc., Class A	162,808
1,180	Alphabet, Inc., Class C	242,608
See accompanying notes to financial statements.
| 68

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2055 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
369	Meta Platforms, Inc., Class A	$254,307
373	Yelp, Inc.(a)	14,898
		674,621
	IT Services — 0.7%
82	Accenture PLC, Class A	31,566
192	Cognizant Technology Solutions Corp., Class A	15,861
77	International Business Machines Corp.	19,689
345	Kyndryl Holdings, Inc.(a)	13,096
609	Shopify, Inc., Class A(a)	71,131
		151,343
	Leisure Products — 0.1%
694	Mattel, Inc.(a)	12,936
	Life Sciences Tools & Services — 0.8%
42	Agilent Technologies, Inc.	6,364
895	Avantor, Inc.(a)	19,941
43	Bio-Techne Corp.	3,163
17	Charles River Laboratories International, Inc.(a)	2,801
60	Danaher Corp.	13,364
366	Illumina, Inc.(a)	48,583
381	IQVIA Holdings, Inc.(a)	76,718
74	Repligen Corp.(a)	12,299
10	West Pharmaceutical Services, Inc.	3,415
		186,648
	Machinery — 1.3%
97	AGCO Corp.	10,130
269	Deere & Co.	128,195
81	Dover Corp.	16,498
121	Fortive Corp.	9,841
312	Graco, Inc.	26,261
26	Illinois Tool Works, Inc.	6,738
219	ITT, Inc.	33,073
133	Oshkosh Corp.	15,481
123	SPX Technologies, Inc.(a)	18,268
220	Terex Corp.	10,580
141	Toro Co.	11,741
		286,806
	Media — 0.7%
185	Charter Communications, Inc., Class A(a)	63,916
1,519	Comcast Corp., Class A	51,130
396	Interpublic Group of Cos., Inc.	11,353
261	Liberty Broadband Corp., Class C(a)	20,008
179	Omnicom Group, Inc.	15,535
		161,942
	Metals & Mining — 0.3%
296	Alcoa Corp.	10,455
77	Carpenter Technology Corp.	14,865
88	Freeport-McMoRan, Inc.	3,155
133	Newmont Corp.	5,682
69	Reliance, Inc.	19,975
280	U.S. Steel Corp.	10,318
		64,450
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,078	Annaly Capital Management, Inc.	22,002
	Multi-Utilities — 0.1%
155	Consolidated Edison, Inc.	14,530
58	DTE Energy Co.	6,953
40	WEC Energy Group, Inc.	3,970
		25,453
Shares	Description	Value (†)
	Office REITs — 0.3%
783	COPT Defense Properties	$23,052
1,890	Easterly Government Properties, Inc.	21,470
670	Highwoods Properties, Inc.	19,959
355	Kilroy Realty Corp.	13,852
		78,333
	Oil, Gas & Consumable Fuels — 2.4%
1,101	Antero Midstream Corp.	17,660
514	Antero Resources Corp.(a)	19,182
1,755	APA Corp.	38,487
243	Chevron Corp.	36,253
506	CNX Resources Corp.(a)	13,854
866	ConocoPhillips	85,587
189	Devon Energy Corp.	6,445
30	Diamondback Energy, Inc.	4,931
638	EOG Resources, Inc.	80,254
1	Expand Energy Corp.	102
566	Exxon Mobil Corp.	60,466
46	Hess Corp.	6,395
718	Kinder Morgan, Inc.	19,731
124	ONEOK, Inc.	12,049
343	Ovintiv, Inc.	14,481
750	Phillips 66	88,403
385	Range Resources Corp.	14,260
54	Valero Energy Corp.	7,182
251	Williams Cos., Inc.	13,913
		539,635
	Passenger Airlines — 0.4%
1,147	American Airlines Group, Inc.(a)	19,407
939	Delta Air Lines, Inc.	63,167
		82,574
	Personal Care Products — 0.3%
58	Estee Lauder Cos., Inc., Class A	4,839
2,883	Kenvue, Inc.	61,379
		66,218
	Pharmaceuticals — 1.5%
330	Bristol-Myers Squibb Co.	19,453
37	Eli Lilly & Co.	30,010
91	Jazz Pharmaceuticals PLC(a)	11,318
400	Johnson & Johnson	60,860
936	Merck & Co., Inc.	92,496
193	Novartis AG, ADR	20,211
620	Novo Nordisk AS, ADR	52,359
793	Pfizer, Inc.	21,030
585	Roche Holding AG, ADR	22,961
95	Zoetis, Inc.	16,236
		346,934
	Professional Services — 0.6%
28	Automatic Data Processing, Inc.	8,484
200	Equifax, Inc.	54,956
216	Exponent, Inc.	19,801
181	Korn Ferry	12,802
61	Leidos Holdings, Inc.	8,664
34	Paychex, Inc.	5,021
73	Paylocity Holding Corp.(a)	15,003
		124,731
	Real Estate Management & Development — 0.5%
510	CBRE Group, Inc., Class A(a)	73,817
See accompanying notes to financial statements.
69 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2055 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — continued
43	CoStar Group, Inc.(a)	$3,294
91	Jones Lang LaSalle, Inc.(a)	25,735
		102,846
	Residential REITs — 0.0%
48	AvalonBay Communities, Inc.	10,632
	Retail REITs — 0.1%
1,302	Brixmor Property Group, Inc.	33,930
	Semiconductors & Semiconductor Equipment — 3.4%
201	Advanced Micro Devices, Inc.(a)	23,306
105	Analog Devices, Inc.	22,248
84	Applied Materials, Inc.	15,149
497	ARM Holdings PLC, ADR(a)	79,296
204	Broadcom, Inc.	45,139
351	Intel Corp.	6,820
93	Lam Research Corp.	7,538
194	Lattice Semiconductor Corp.(a)	11,062
53	Microchip Technology, Inc.	2,878
148	Micron Technology, Inc.	13,504
191	MKS Instruments, Inc.	21,636
3,130	NVIDIA Corp.	375,819
46	ON Semiconductor Corp.(a)	2,408
76	Onto Innovation, Inc.(a)	15,562
413	QUALCOMM, Inc.	71,420
70	Silicon Laboratories, Inc.(a)	9,491
121	Synaptics, Inc.(a)	10,273
115	Texas Instruments, Inc.	21,230
		754,779
	Software — 4.2%
41	Adobe, Inc.(a)	17,935
19	ANSYS, Inc.(a)	6,659
301	Autodesk, Inc.(a)	93,713
42	Cadence Design Systems, Inc.(a)	12,500
199	DocuSign, Inc.(a)	19,249
378	Dynatrace, Inc.(a)	21,829
18	Intuit, Inc.	10,827
84	Manhattan Associates, Inc.(a)	17,522
782	Microsoft Corp.	324,577
928	Oracle Corp.	157,816
42	Palo Alto Networks, Inc.(a)	7,746
47	PTC, Inc.(a)	9,094
71	Qualys, Inc.(a)	9,898
47	Roper Technologies, Inc.	27,056
269	Salesforce, Inc.	91,917
20	ServiceNow, Inc.(a)	20,368
63	SPS Commerce, Inc.(a)	11,635
17	Synopsys, Inc.(a)	8,933
22	Tyler Technologies, Inc.(a)	13,236
193	Workday, Inc., Class A(a)	50,578
		933,088
	Specialized REITs — 0.1%
38	American Tower Corp.	7,028
42	Crown Castle, Inc.	3,750
27	Digital Realty Trust, Inc.	4,424
9	Equinix, Inc.	8,223
118	Weyerhaeuser Co.	3,613
		27,038
	Specialty Retail — 1.0%
77	Abercrombie & Fitch Co., Class A(a)	9,192
42	Asbury Automotive Group, Inc.(a)	12,461
Shares	Description	Value (†)
	Specialty Retail — continued
76	Burlington Stores, Inc.(a)	$21,579
67	Dick's Sporting Goods, Inc.	16,083
138	Floor & Decor Holdings, Inc., Class A(a)	13,814
92	Home Depot, Inc.	37,902
43	Lithia Motors, Inc.	16,172
56	Lowe's Cos., Inc.	14,562
9	O'Reilly Automotive, Inc.(a)	11,650
55	Ross Stores, Inc.	8,281
237	TJX Cos., Inc.	29,575
113	Williams-Sonoma, Inc.	23,885
		215,156
	Technology Hardware, Storage & Peripherals — 1.4%
1,231	Apple, Inc.	290,516
270	Hewlett Packard Enterprise Co.	5,721
150	HP, Inc.	4,875
68	NetApp, Inc.	8,303
71	Western Digital Corp.(a)	4,624
		314,039
	Textiles, Apparel & Luxury Goods — 0.3%
80	Crocs, Inc.(a)	8,166
27	Deckers Outdoor Corp.(a)	4,789
8	Lululemon Athletica, Inc.(a)	3,314
121	PVH Corp.	10,841
32	Ralph Lauren Corp.	7,990
1,923	Under Armour, Inc., Class A(a)	16,057
450	VF Corp.	11,686
		62,843
	Trading Companies & Distributors — 0.2%
304	Core & Main, Inc., Class A(a)	17,158
58	Watsco, Inc.	27,758
		44,916
	Water Utilities — 0.1%
141	American States Water Co.	10,505
35	American Water Works Co., Inc.	4,362
300	Essential Utilities, Inc.	10,644
		25,511
	Total Common Stocks (Identified Cost $10,588,215)	12,974,534

Principal Amount
Bonds and Notes — 4.5%
	Apartment REITs — 0.0%
$6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,461
	Automotive — 0.1%
9,000	Cummins, Inc., 5.150%, 2/20/2034	9,025
11,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,887
4,000	Lear Corp., 4.250%, 5/15/2029	3,867
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,285
		29,064
	Banking — 0.5%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,662
11,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	9,513
10,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,555
See accompanying notes to financial statements.
| 70

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2055 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$8,000	Citigroup, Inc., 4.600%, 3/09/2026	$7,995
7,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	6,982
9,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	9,007
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,941
7,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	7,521
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	4,835
5,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	4,770
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,913
9,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	8,743
11,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	10,994
6,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,020
6,000	Westpac Banking Corp., 2.350%, 2/19/2025	5,994
		110,445
	Brokerage — 0.1%
10,000	BlackRock, Inc., 2.400%, 4/30/2030	8,915
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,439
		15,354
	Building Materials — 0.1%
8,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	7,374
11,000	Owens Corning, 3.950%, 8/15/2029	10,551
		17,925
	Chemicals — 0.1%
11,000	Ecolab, Inc., 2.125%, 2/01/2032	9,167
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,724
		11,891
	Consumer Products — 0.1%
10,000	Procter & Gamble Co., 3.000%, 3/25/2030	9,277
	Diversified Manufacturing — 0.1%
10,000	Eaton Corp., 4.150%, 3/15/2033	9,424
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,538
		13,962
	Electric — 0.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,594
11,000	Entergy Corp., 0.900%, 9/15/2025	10,748
5,000	Exelon Corp., 4.050%, 4/15/2030	4,776
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,560
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,786
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,228
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,860
		46,552
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,903
8,000	Waste Management, Inc., 2.950%, 6/01/2041	5,851
		10,754
	Finance Companies — 0.0%
3,000	ARES Capital Corp., 3.250%, 7/15/2025	2,980
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,669
		8,649
Principal Amount	Description	Value (†)
	Food & Beverage — 0.2%
$12,000	Coca-Cola Co., 1.450%, 6/01/2027	$11,243
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,993
7,000	Kellanova, 4.300%, 5/15/2028	6,906
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,597
10,000	PepsiCo, Inc., 2.750%, 3/19/2030	9,105
		37,844
	Government Owned - No Guarantee — 0.1%
8,000	Equinor ASA, 3.625%, 4/06/2040	6,504
14,000	Federal National Mortgage Association, 6.625%, 11/15/2030	15,560
		22,064
	Health Care REITs — 0.1%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,887
8,000	Welltower OP LLC, 2.800%, 6/01/2031	6,999
		16,886
	Health Insurance — 0.1%
8,000	Elevance Health, Inc., 4.101%, 3/01/2028	7,849
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,252
		15,101
	Healthcare — 0.1%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,914
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,906
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,855
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,426
		19,101
	Integrated Energy — 0.1%
7,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,986
6,000	Shell International Finance BV, 6.375%, 12/15/2038	6,552
		13,538
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,081
8,000	Manulife Financial Corp., 3.703%, 3/16/2032	7,319
5,000	MetLife, Inc., 5.375%, 7/15/2033	5,057
6,000	Prudential Financial, Inc., 3.935%, 12/07/2049	4,517
		18,974
	Media Entertainment — 0.0%
4,000	Netflix, Inc., 3.625%, 6/15/2025(b)	3,983
	Metals & Mining — 0.0%
6,000	Nucor Corp., 3.125%, 4/01/2032	5,274
	Midstream — 0.0%
8,000	Enbridge, Inc., 5.625%, 4/05/2034	8,023
	Mortgage Related — 1.1%
2,560	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	1,998
16,537	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	12,898
10,990	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	8,972
3,608	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2051	2,973
5,542	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	4,535
6,587	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,369
3,459	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	2,820
1,741	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	1,421
2,377	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	2,027
5,034	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	4,286
15,854	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	13,497
9,672	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	8,230
2,518	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	2,232
2,560	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	2,270
4,446	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	3,938
See accompanying notes to financial statements.
71 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2055 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$859	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	$787
1,753	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	1,605
4,606	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	4,339
5,633	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	5,442
3,167	Federal National Mortgage Association, 2.000%, 7/01/2051	2,480
14,351	Federal National Mortgage Association, 2.000%, 8/01/2051	11,247
2,449	Federal National Mortgage Association, 2.000%, 10/01/2051	1,918
12,862	Federal National Mortgage Association, 2.000%, 3/01/2052	10,034
3,509	Federal National Mortgage Association, 2.500%, 2/01/2051	2,865
3,034	Federal National Mortgage Association, 2.500%, 9/01/2051	2,479
12,114	Federal National Mortgage Association, 2.500%, 5/01/2052	9,874
13,072	Federal National Mortgage Association, 2.500%, 6/01/2052	10,655
442	Federal National Mortgage Association, 3.000%, 4/01/2034	417
242	Federal National Mortgage Association, 3.000%, 7/01/2034	229
709	Federal National Mortgage Association, 3.000%, 6/01/2049	611
1,009	Federal National Mortgage Association, 3.000%, 12/01/2049	865
5,010	Federal National Mortgage Association, 3.000%, 5/01/2051	4,278
4,174	Federal National Mortgage Association, 3.000%, 4/01/2052	3,557
9,685	Federal National Mortgage Association, 3.000%, 7/01/2052	8,249
915	Federal National Mortgage Association, 3.500%, 6/01/2049	817
468	Federal National Mortgage Association, 3.500%, 8/01/2049	418
16,670	Federal National Mortgage Association, 3.500%, 5/01/2052	14,778
9,785	Federal National Mortgage Association, 3.500%, 8/01/2052	8,675
258	Federal National Mortgage Association, 4.000%, 2/01/2049	238
333	Federal National Mortgage Association, 4.000%, 3/01/2050	307
4,317	Federal National Mortgage Association, 4.000%, 9/01/2052	3,955
9,226	Federal National Mortgage Association, 4.000%, 5/01/2053	8,440
104	Federal National Mortgage Association, 4.500%, 6/01/2048	99
259	Federal National Mortgage Association, 4.500%, 5/01/2049	247
1,794	Federal National Mortgage Association, 4.500%, 2/01/2053	1,692
902	Federal National Mortgage Association, 4.500%, 4/01/2053	850
9,312	Federal National Mortgage Association, 4.500%, 8/01/2053	8,767
808	Government National Mortgage Association, 3.000%, 4/20/2052	704
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$6,592	Government National Mortgage Association, 3.000%, 6/20/2052	$5,741
929	Government National Mortgage Association, 4.000%, 8/20/2053	856
3,652	Government National Mortgage Association, 5.000%, 7/20/2053	3,555
16,319	Government National Mortgage Association, 5.500%, 4/20/2053	16,251
		235,787
	Office REITs — 0.0%
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,827
	Oil Field Services — 0.0%
5,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	4,831
4,000	Schlumberger Investment SA, 4.850%, 5/15/2033	3,900
		8,731
	Other REITs — 0.0%
6,000	Prologis LP, 1.250%, 10/15/2030	4,942
	Pharmaceuticals — 0.1%
15,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	12,879
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,483
6,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	5,675
4,000	Merck & Co., Inc., 1.450%, 6/24/2030	3,371
4,000	Viatris, Inc., 3.850%, 6/22/2040	2,999
		28,407
	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,821
5,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	4,328
		6,149
	Railroads — 0.0%
9,000	CSX Corp., 2.600%, 11/01/2026	8,717
	Restaurants — 0.0%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,797
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,700
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,928
		3,628
	Retailers — 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,418
11,000	TJX Cos., Inc., 1.150%, 5/15/2028	9,870
4,000	Walmart, Inc., 4.100%, 4/15/2033	3,820
		18,108
	Technology — 0.3%
9,000	Adobe, Inc., 2.300%, 2/01/2030	8,039
7,000	Apple, Inc., 2.500%, 2/09/2025	6,997
6,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	5,671
6,000	Intel Corp., 2.450%, 11/15/2029	5,310
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,347
8,000	NVIDIA Corp., 2.850%, 4/01/2030	7,346
7,000	Oracle Corp., 2.950%, 5/15/2025	6,966
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,993
6,000	QUALCOMM, Inc., 4.500%, 5/20/2052	5,052
9,000	Salesforce, Inc., 1.500%, 7/15/2028	8,127
5,000	Texas Instruments, Inc., 4.900%, 3/14/2033	4,973
		73,821
See accompanying notes to financial statements.
| 72

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2055 Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — 0.6%
$17,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$8,071
11,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	7,841
10,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	6,837
25,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	18,229
27,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	20,474
14,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	10,304
18,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	13,134
11,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	10,019
48,000	U.S. Treasury Notes, 0.375%, 11/30/2025	46,497
		141,406
	Utility Other — 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,668
	Wireless — 0.0%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,406
	Wirelines — 0.1%
5,000	AT&T, Inc., 3.650%, 6/01/2051	3,527
14,000	Verizon Communications, Inc., 2.650%, 11/20/2040	9,618
		13,145
	Total Bonds and Notes (Identified Cost $1,039,613)	1,009,661

Shares
Exchange-Traded Funds — 8.9%
25,030	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,928,629)	1,990,386

Mutual Funds — 14.2%
78,336	WCM Focused Emerging Markets Fund, Institutional Class	1,191,499
85,503	WCM Focused International Growth Fund, Institutional Class	1,987,941
	Total Mutual Funds (Identified Cost $3,279,806)	3,179,440

Affiliated Mutual Funds — 10.8%
9,832	Loomis Sayles Inflation Protected Securities Fund, Class N	94,187
39,505	Mirova Global Green Bond Fund, Class N	339,741
159,073	Mirova International Sustainable Equity Fund, Class N	1,986,817
	Total Affiliated Mutual Funds (Identified Cost $2,493,826)	2,420,745

Principal Amount	Description	Value (†)
Short-Term Investments — 3.9%
$869,520	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $869,701 on 2/03/2025 collateralized by $715,000 U.S. Treasury Note, 4.250% due 12/31/2026 valued at $718,260; $167,900 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $169,570 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $869,520)	$869,520
	Total Investments — 100.3% (Identified Cost $20,199,609)	22,444,286
	Other assets less liabilities — (0.3)%	(66,191)
	Net Assets — 100.0%	$22,378,095

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of
Rule 144A holdings amounted to $14,489 or 0.1% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2025
Equity	90.0%
Fixed Income	6.4
Short-Term Investments	3.9
Total Investments	100.3
Other assets less liabilities	(0.3)
Net Assets	100.0%
See accompanying notes to financial statements.
73 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2060 Fund

Shares	Description	Value (†)
Common Stocks — 58.3% of Net Assets
	Aerospace & Defense — 1.3%
210	AAR Corp.(a)	$14,230
9	Axon Enterprise, Inc.(a)	5,870
558	Boeing Co.(a)	98,498
131	General Electric Co.	26,668
40	L3Harris Technologies, Inc.	8,480
37	Lockheed Martin Corp.	17,129
86	Moog, Inc., Class A	15,623
13	Northrop Grumman Corp.	6,334
166	RTX Corp.	21,406
109	Woodward, Inc.	20,192
		234,430
	Air Freight & Logistics — 0.3%
251	Expeditors International of Washington, Inc.	28,508
28	FedEx Corp.	7,416
168	GXO Logistics, Inc.(a)	7,636
47	United Parcel Service, Inc., Class B	5,369
		48,929
	Automobile Components — 0.4%
726	BorgWarner, Inc.	23,159
588	Magna International, Inc.	23,326
1,221	Mobileye Global, Inc., Class A(a)	20,177
166	Visteon Corp.(a)	13,954
		80,616
	Automobiles — 1.9%
1,825	General Motors Co.	90,264
611	Tesla, Inc.(a)	247,211
81	Thor Industries, Inc.	8,330
		345,805
	Banks — 3.2%
368	Ameris Bancorp	24,159
609	Atlantic Union Bankshares Corp.	23,002
601	Banc of California, Inc.	9,628
1,980	Bank of America Corp.	91,674
1,285	Citigroup, Inc.	104,638
106	Citizens Financial Group, Inc.	5,043
209	East West Bancorp, Inc.	21,521
26	First Citizens BancShares, Inc., Class A	57,322
1,120	First Financial Bancorp	31,382
1,101	Fulton Financial Corp.	22,394
195	JPMorgan Chase & Co.	52,124
96	PNC Financial Services Group, Inc.	19,291
320	SouthState Corp.	33,789
132	Truist Financial Corp.	6,286
149	U.S. Bancorp	7,119
351	Webster Financial Corp.	21,144
743	Wells Fargo & Co.	58,548
		589,064
	Beverages — 1.0%
54	Boston Beer Co., Inc., Class A(a)	13,536
403	Coca-Cola Co.	25,583
1,530	Keurig Dr. Pepper, Inc.	49,113
1,371	Monster Beverage Corp.(a)	66,781
181	PepsiCo, Inc.	27,275
		182,288
	Biotechnology — 1.3%
124	AbbVie, Inc.	22,804
227	Alnylam Pharmaceuticals, Inc.(a)	61,587
Shares	Description	Value (†)
	Biotechnology — continued
33	Amgen, Inc.	$9,419
170	BioMarin Pharmaceutical, Inc.(a)	10,771
257	CRISPR Therapeutics AG(a)	10,689
193	Gilead Sciences, Inc.	18,760
178	Halozyme Therapeutics, Inc.(a)	10,082
75	Incyte Corp.(a)	5,562
100	Neurocrine Biosciences, Inc.(a)	15,182
85	Regeneron Pharmaceuticals, Inc.(a)	57,203
73	Sarepta Therapeutics, Inc.(a)	8,301
30	United Therapeutics Corp.(a)	10,535
12	Vertex Pharmaceuticals, Inc.(a)	5,540
		246,435
	Broadline Retail — 1.8%
206	Alibaba Group Holding Ltd., ADR	20,361
1,271	Amazon.com, Inc.(a)	302,091
83	eBay, Inc.	5,601
98	Ollie's Bargain Outlet Holdings, Inc.(a)	10,928
		338,981
	Building Products — 0.7%
45	Carlisle Cos., Inc.	17,526
98	Carrier Global Corp.	6,407
520	Fortune Brands Innovations, Inc.	37,268
413	Masco Corp.	32,742
114	Owens Corning	21,039
113	Trex Co., Inc.(a)	8,230
		123,212
	Capital Markets — 3.5%
808	Bank of New York Mellon Corp.	69,431
26	BlackRock, Inc.	27,963
392	Carlyle Group, Inc.	22,015
46	Cboe Global Markets, Inc.	9,399
1,250	Charles Schwab Corp.	103,400
85	CME Group, Inc.	20,104
62	FactSet Research Systems, Inc.	29,413
26	Goldman Sachs Group, Inc.	16,650
562	Intercontinental Exchange, Inc.	89,825
286	Janus Henderson Group PLC	12,850
60	KKR & Co., Inc.	10,024
62	Morgan Stanley	8,583
52	MSCI, Inc.	31,032
659	Nasdaq, Inc.	54,262
30	Northern Trust Corp.	3,369
42	S&P Global, Inc.	21,899
391	SEI Investments Co.	33,853
636	State Street Corp.	64,630
213	Stifel Financial Corp.	24,676
31	T. Rowe Price Group, Inc.	3,625
		657,003
	Chemicals — 1.0%
33	Air Products & Chemicals, Inc.	11,063
197	Celanese Corp.	13,995
1,003	Corteva, Inc.	65,466
45	DuPont de Nemours, Inc.	3,456
61	Ecolab, Inc.	15,261
150	HB Fuller Co.	9,469
111	Innospec, Inc.	12,582
55	Linde PLC	24,537
127	Minerals Technologies, Inc.	9,740
See accompanying notes to financial statements.
| 74

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2060 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
19	Sherwin-Williams Co.	$6,805
177	Stepan Co.	11,220
		183,594
	Commercial Services & Supplies — 0.2%
79	MSA Safety, Inc.	13,013
171	RB Global, Inc.	15,301
26	Waste Management, Inc.	5,727
		34,041
	Communications Equipment — 0.2%
169	Ciena Corp.(a)	14,727
55	F5, Inc.(a)	16,349
		31,076
	Construction & Engineering — 0.3%
179	AECOM	18,874
37	Comfort Systems USA, Inc.	16,160
40	EMCOR Group, Inc.	17,922
		52,956
	Construction Materials — 0.1%
22	Martin Marietta Materials, Inc.	11,971
50	Vulcan Materials Co.	13,707
		25,678
	Consumer Finance — 0.8%
1,793	Ally Financial, Inc.	69,873
39	American Express Co.	12,381
361	Capital One Financial Corp.	73,539
		155,793
	Consumer Staples Distribution & Retail — 1.0%
157	BJ's Wholesale Club Holdings, Inc.(a)	15,551
38	Casey's General Stores, Inc.	16,027
20	Costco Wholesale Corp.	19,598
1,226	Kroger Co.	75,571
120	Sprouts Farmers Market, Inc.(a)	19,001
32	Target Corp.	4,413
353	Walmart, Inc.	34,650
		184,811
	Containers & Packaging — 0.1%
159	Crown Holdings, Inc.	13,970
257	Sonoco Products Co.	12,243
		26,213
	Distributors — 0.1%
233	Genuine Parts Co.	27,086
	Diversified Consumer Services — 0.2%
33	Duolingo, Inc.(a)	12,012
94	Grand Canyon Education, Inc.(a)	16,510
193	Service Corp. International	15,077
		43,599
	Diversified REITs — 0.1%
462	American Assets Trust, Inc.	11,217
	Diversified Telecommunication Services — 0.3%
1,276	AT&T, Inc.	30,280
260	Iridium Communications, Inc.	7,475
642	Verizon Communications, Inc.	25,288
		63,043
	Electric Utilities — 0.4%
123	Alliant Energy Corp.	7,242
Shares	Description	Value (†)
	Electric Utilities — continued
154	Eversource Energy	$8,883
120	Exelon Corp.	4,800
271	FirstEnergy Corp.	10,786
105	IDACORP, Inc.	11,544
583	PPL Corp.	19,589
108	Xcel Energy, Inc.	7,257
		70,101
	Electrical Equipment — 0.4%
41	Eaton Corp. PLC	13,384
132	Emerson Electric Co.	17,153
23	GE Vernova, Inc.	8,576
238	nVent Electric PLC	15,492
87	Regal Rexnord Corp.	13,810
		68,415
	Electronic Equipment, Instruments & Components — 0.9%
121	Advanced Energy Industries, Inc.	13,925
156	Amphenol Corp., Class A	11,042
254	Avnet, Inc.	13,122
205	Cognex Corp.	8,179
140	Coherent Corp.(a)	12,668
45	Fabrinet(a)	9,729
355	Flex Ltd.(a)	14,786
644	Knowles Corp.(a)	12,191
40	Littelfuse, Inc.	9,534
276	TE Connectivity PLC	40,840
14	Teledyne Technologies, Inc.(a)	7,159
14	Zebra Technologies Corp., Class A(a)	5,487
		158,662
	Energy Equipment & Services — 0.2%
540	ChampionX Corp.	15,466
703	NOV, Inc.	10,158
169	Schlumberger NV	6,807
		32,431
	Entertainment — 1.7%
60	Electronic Arts, Inc.	7,374
57	Live Nation Entertainment, Inc.(a)	8,247
168	Netflix, Inc.(a)	164,096
33	Take-Two Interactive Software, Inc.(a)	6,122
784	Walt Disney Co.	88,639
3,527	Warner Bros. Discovery, Inc.(a)	36,822
		311,300
	Financial Services — 2.3%
301	Block, Inc.(a)	27,337
857	Corebridge Financial, Inc.	28,932
492	Equitable Holdings, Inc.	26,774
298	Fiserv, Inc.(a)	64,380
458	Global Payments, Inc.	51,685
21	Jack Henry & Associates, Inc.	3,656
25	Mastercard, Inc., Class A	13,886
893	MGIC Investment Corp.	22,807
346	PayPal Holdings, Inc.(a)	30,649
391	Visa, Inc., Class A	133,644
216	Voya Financial, Inc.	15,334
55	WEX, Inc.(a)	10,114
		429,198
	Food Products — 0.5%
129	Campbell's Co.	5,001
340	General Mills, Inc.	20,448
See accompanying notes to financial statements.
75 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2060 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
33	Hershey Co.	$4,925
105	Ingredion, Inc.	14,326
152	Kellanova	12,423
474	Kraft Heinz Co.	14,144
91	McCormick & Co., Inc.	7,028
260	Mondelez International, Inc., Class A	15,078
		93,373
	Gas Utilities — 0.2%
84	Atmos Energy Corp.	11,971
291	New Jersey Resources Corp.	13,953
187	ONE Gas, Inc.	13,210
		39,134
	Ground Transportation — 0.4%
338	CSX Corp.	11,110
21	Norfolk Southern Corp.	5,361
76	Ryder System, Inc.	12,115
25	Saia, Inc.(a)	12,003
72	Uber Technologies, Inc.(a)	4,813
50	Union Pacific Corp.	12,390
95	XPO, Inc.(a)	12,699
		70,491
	Health Care Equipment & Supplies — 1.2%
13	Align Technology, Inc.(a)	2,848
709	Baxter International, Inc.	23,085
58	Becton Dickinson & Co.	14,361
59	Edwards Lifesciences Corp.(a)	4,275
256	GE HealthCare Technologies, Inc.	22,605
111	Glaukos Corp.(a)	17,365
103	Hologic, Inc.(a)	7,430
90	Intuitive Surgical, Inc.(a)	51,469
110	LeMaitre Vascular, Inc.	10,662
166	Merit Medical Systems, Inc.(a)	18,074
42	Penumbra, Inc.(a)	11,213
20	ResMed, Inc.	4,724
39	STERIS PLC	8,605
56	Stryker Corp.	21,912
45	Zimmer Biomet Holdings, Inc.	4,927
		223,555
	Health Care Providers & Services — 1.5%
81	Cardinal Health, Inc.	10,016
1,023	Centene Corp.(a)	65,503
28	Chemed Corp.	15,736
47	Cigna Group	13,828
564	CVS Health Corp.	31,855
133	Elevance Health, Inc.	52,628
15	HCA Healthcare, Inc.	4,949
142	HealthEquity, Inc.(a)	15,680
11	Humana, Inc.	3,225
22	Labcorp Holdings, Inc.	5,496
15	McKesson Corp.	8,921
88	UnitedHealth Group, Inc.	47,739
		275,576
	Health Care REITs — 0.1%
164	Welltower, Inc.	22,383
	Health Care Technology — 0.5%
956	Doximity, Inc., Class A(a)	56,499
195	Veeva Systems, Inc., Class A(a)	45,486
		101,985
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
170	Host Hotels & Resorts, Inc.	$2,841
	Hotels, Restaurants & Leisure — 1.2%
243	Airbnb, Inc., Class A(a)	31,874
328	Aramark	12,762
3	Booking Holdings, Inc.	14,213
150	Chipotle Mexican Grill, Inc.(a)	8,753
112	Marriott Vacations Worldwide Corp.	9,718
82	McDonald's Corp.	23,673
529	Starbucks Corp.	56,963
263	Travel & Leisure Co.	14,297
36	Wingstop, Inc.	10,724
422	Yum China Holdings, Inc.	19,518
180	Yum! Brands, Inc.	23,490
		225,985
	Household Durables — 0.4%
257	KB Home	17,245
156	Meritage Homes Corp.	12,148
264	Taylor Morrison Home Corp.(a)	17,017
173	Toll Brothers, Inc.	23,495
		69,905
	Household Products — 0.5%
152	Church & Dwight Co., Inc.	16,039
60	Colgate-Palmolive Co.	5,202
387	Energizer Holdings, Inc.	13,154
335	Procter & Gamble Co.	55,607
		90,002
	Independent Power & Renewable Electricity Producers — 0.1%
354	AES Corp.	3,894
387	Clearway Energy, Inc., Class A	9,493
		13,387
	Industrial Conglomerates — 0.1%
43	3M Co.	6,545
48	Honeywell International, Inc.	10,738
		17,283
	Industrial REITs — 0.1%
77	Prologis, Inc.	9,182
363	Rexford Industrial Realty, Inc.	14,760
		23,942
	Insurance — 1.9%
35	Allstate Corp.	6,732
1,043	American International Group, Inc.	76,827
72	Arch Capital Group Ltd.	6,701
64	Arthur J Gallagher & Co.	19,316
221	Assured Guaranty Ltd.	20,907
34	Chubb Ltd.	9,244
185	First American Financial Corp.	11,696
117	Hanover Insurance Group, Inc.	17,912
110	Hartford Financial Services Group, Inc.	12,270
48	Marsh & McLennan Cos., Inc.	10,410
57	Prudential Financial, Inc.	6,883
239	Reinsurance Group of America, Inc.	54,459
160	Selective Insurance Group, Inc.	13,461
63	Travelers Cos., Inc.	15,446
209	Willis Towers Watson PLC	68,879
		351,143
	Interactive Media & Services — 3.1%
673	Alphabet, Inc., Class A	137,305
993	Alphabet, Inc., Class C	204,161
See accompanying notes to financial statements.
| 76

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2060 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
311	Meta Platforms, Inc., Class A	$214,335
301	Yelp, Inc.(a)	12,022
		567,823
	IT Services — 0.7%
68	Accenture PLC, Class A	26,177
165	Cognizant Technology Solutions Corp., Class A	13,631
61	International Business Machines Corp.	15,598
293	Kyndryl Holdings, Inc.(a)	11,122
498	Shopify, Inc., Class A(a)	58,166
		124,694
	Leisure Products — 0.0%
539	Mattel, Inc.(a)	10,047
	Life Sciences Tools & Services — 0.8%
34	Agilent Technologies, Inc.	5,152
723	Avantor, Inc.(a)	16,108
36	Bio-Techne Corp.	2,648
14	Charles River Laboratories International, Inc.(a)	2,307
49	Danaher Corp.	10,914
301	Illumina, Inc.(a)	39,955
328	IQVIA Holdings, Inc.(a)	66,046
57	Repligen Corp.(a)	9,474
8	West Pharmaceutical Services, Inc.	2,732
		155,336
	Machinery — 1.3%
78	AGCO Corp.	8,146
227	Deere & Co.	108,179
64	Dover Corp.	13,036
102	Fortive Corp.	8,296
267	Graco, Inc.	22,473
21	Illinois Tool Works, Inc.	5,442
186	ITT, Inc.	28,090
112	Oshkosh Corp.	13,037
99	SPX Technologies, Inc.(a)	14,703
171	Terex Corp.	8,223
110	Toro Co.	9,160
		238,785
	Media — 0.7%
160	Charter Communications, Inc., Class A(a)	55,278
1,288	Comcast Corp., Class A	43,354
353	Interpublic Group of Cos., Inc.	10,120
222	Liberty Broadband Corp., Class C(a)	17,019
153	Omnicom Group, Inc.	13,279
		139,050
	Metals & Mining — 0.3%
230	Alcoa Corp.	8,124
65	Carpenter Technology Corp.	12,549
75	Freeport-McMoRan, Inc.	2,689
113	Newmont Corp.	4,827
55	Reliance, Inc.	15,922
228	U.S. Steel Corp.	8,402
		52,513
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
874	Annaly Capital Management, Inc.	17,838
	Multi-Utilities — 0.1%
124	Consolidated Edison, Inc.	11,624
48	DTE Energy Co.	5,754
32	WEC Energy Group, Inc.	3,176
		20,554
Shares	Description	Value (†)
	Office REITs — 0.3%
640	COPT Defense Properties	$18,841
1,534	Easterly Government Properties, Inc.	17,426
544	Highwoods Properties, Inc.	16,206
287	Kilroy Realty Corp.	11,199
		63,672
	Oil, Gas & Consumable Fuels — 2.4%
889	Antero Midstream Corp.	14,260
415	Antero Resources Corp.(a)	15,488
1,489	APA Corp.	32,654
205	Chevron Corp.	30,584
409	CNX Resources Corp.(a)	11,198
723	ConocoPhillips	71,454
163	Devon Energy Corp.	5,558
24	Diamondback Energy, Inc.	3,945
540	EOG Resources, Inc.	67,927
1	Expand Energy Corp.	102
465	Exxon Mobil Corp.	49,676
38	Hess Corp.	5,283
577	Kinder Morgan, Inc.	15,856
107	ONEOK, Inc.	10,397
288	Ovintiv, Inc.	12,159
627	Phillips 66	73,904
323	Range Resources Corp.	11,964
42	Valero Energy Corp.	5,586
214	Williams Cos., Inc.	11,862
		449,857
	Passenger Airlines — 0.4%
946	American Airlines Group, Inc.(a)	16,006
782	Delta Air Lines, Inc.	52,605
		68,611
	Personal Care Products — 0.3%
49	Estee Lauder Cos., Inc., Class A	4,088
2,444	Kenvue, Inc.	52,033
		56,121
	Pharmaceuticals — 1.6%
309	Bristol-Myers Squibb Co.	18,216
31	Eli Lilly & Co.	25,143
77	Jazz Pharmaceuticals PLC(a)	9,576
336	Johnson & Johnson	51,122
771	Merck & Co., Inc.	76,190
158	Novartis AG, ADR	16,546
508	Novo Nordisk AS, ADR	42,901
651	Pfizer, Inc.	17,265
480	Roche Holding AG, ADR	18,840
79	Zoetis, Inc.	13,501
		289,300
	Professional Services — 0.6%
25	Automatic Data Processing, Inc.	7,575
171	Equifax, Inc.	46,987
175	Exponent, Inc.	16,042
153	Korn Ferry	10,822
55	Leidos Holdings, Inc.	7,812
28	Paychex, Inc.	4,135
59	Paylocity Holding Corp.(a)	12,126
		105,499
	Real Estate Management & Development — 0.5%
423	CBRE Group, Inc., Class A(a)	61,225
See accompanying notes to financial statements.
77 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2060 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — continued
36	CoStar Group, Inc.(a)	$2,758
77	Jones Lang LaSalle, Inc.(a)	21,775
		85,758
	Residential REITs — 0.0%
39	AvalonBay Communities, Inc.	8,639
	Retail REITs — 0.1%
1,097	Brixmor Property Group, Inc.	28,588
	Semiconductors & Semiconductor Equipment — 3.4%
168	Advanced Micro Devices, Inc.(a)	19,480
86	Analog Devices, Inc.	18,223
73	Applied Materials, Inc.	13,166
407	ARM Holdings PLC, ADR(a)	64,937
174	Broadcom, Inc.	38,501
286	Intel Corp.	5,557
80	Lam Research Corp.	6,484
157	Lattice Semiconductor Corp.(a)	8,952
45	Microchip Technology, Inc.	2,443
123	Micron Technology, Inc.	11,222
164	MKS Instruments, Inc.	18,578
2,629	NVIDIA Corp.	315,664
39	ON Semiconductor Corp.(a)	2,041
64	Onto Innovation, Inc.(a)	13,105
338	QUALCOMM, Inc.	58,450
59	Silicon Laboratories, Inc.(a)	8,000
102	Synaptics, Inc.(a)	8,660
94	Texas Instruments, Inc.	17,353
		630,816
	Software — 4.1%
35	Adobe, Inc.(a)	15,311
15	ANSYS, Inc.(a)	5,257
245	Autodesk, Inc.(a)	76,278
36	Cadence Design Systems, Inc.(a)	10,714
164	DocuSign, Inc.(a)	15,864
305	Dynatrace, Inc.(a)	17,614
13	Intuit, Inc.	7,820
69	Manhattan Associates, Inc.(a)	14,393
647	Microsoft Corp.	268,544
746	Oracle Corp.	126,865
36	Palo Alto Networks, Inc.(a)	6,639
38	PTC, Inc.(a)	7,352
60	Qualys, Inc.(a)	8,365
39	Roper Technologies, Inc.	22,450
222	Salesforce, Inc.	75,857
17	ServiceNow, Inc.(a)	17,312
51	SPS Commerce, Inc.(a)	9,419
14	Synopsys, Inc.(a)	7,357
18	Tyler Technologies, Inc.(a)	10,830
158	Workday, Inc., Class A(a)	41,405
		765,646
	Specialized REITs — 0.1%
31	American Tower Corp.	5,734
39	Crown Castle, Inc.	3,482
22	Digital Realty Trust, Inc.	3,605
8	Equinix, Inc.	7,309
108	Weyerhaeuser Co.	3,307
		23,437
	Specialty Retail — 1.0%
60	Abercrombie & Fitch Co., Class A(a)	7,163
36	Asbury Automotive Group, Inc.(a)	10,680
Shares	Description	Value (†)
	Specialty Retail — continued
62	Burlington Stores, Inc.(a)	$17,604
54	Dick's Sporting Goods, Inc.	12,963
116	Floor & Decor Holdings, Inc., Class A(a)	11,612
77	Home Depot, Inc.	31,722
36	Lithia Motors, Inc.	13,540
48	Lowe's Cos., Inc.	12,482
7	O'Reilly Automotive, Inc.(a)	9,061
45	Ross Stores, Inc.	6,775
198	TJX Cos., Inc.	24,708
102	Williams-Sonoma, Inc.	21,560
		179,870
	Technology Hardware, Storage & Peripherals — 1.4%
1,025	Apple, Inc.	241,900
198	Hewlett Packard Enterprise Co.	4,196
126	HP, Inc.	4,095
55	NetApp, Inc.	6,715
58	Western Digital Corp.(a)	3,778
		260,684
	Textiles, Apparel & Luxury Goods — 0.3%
67	Crocs, Inc.(a)	6,839
26	Deckers Outdoor Corp.(a)	4,611
7	Lululemon Athletica, Inc.(a)	2,899
102	PVH Corp.	9,139
25	Ralph Lauren Corp.	6,243
1,576	Under Armour, Inc., Class A(a)	13,160
386	VF Corp.	10,024
		52,915
	Trading Companies & Distributors — 0.2%
251	Core & Main, Inc., Class A(a)	14,166
49	Watsco, Inc.	23,451
		37,617
	Water Utilities — 0.1%
114	American States Water Co.	8,493
28	American Water Works Co., Inc.	3,490
243	Essential Utilities, Inc.	8,622
		20,605
	Total Common Stocks (Identified Cost $8,822,100)	10,831,237

Principal Amount
Bonds and Notes — 3.9%
	Apartment REITs — 0.0%
$4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,641
	Automotive — 0.1%
6,000	Cummins, Inc., 5.150%, 2/20/2034	6,017
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,918
2,000	Lear Corp., 4.250%, 5/15/2029	1,933
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,642
		18,510
	Banking — 0.5%
5,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,759
8,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	6,918
8,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	7,644
See accompanying notes to financial statements.
| 78

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2060 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$6,000	Citigroup, Inc., 4.600%, 3/09/2026	$5,996
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,987
7,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	7,006
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,047
5,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	5,372
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	2,901
3,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	2,862
3,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	2,935
6,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	5,829
7,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	6,996
3,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	2,510
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,991
		82,753
	Brokerage — 0.1%
6,000	BlackRock, Inc., 2.400%, 4/30/2030	5,349
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,795
		11,144
	Building Materials — 0.1%
4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	3,687
10,000	Owens Corning, 3.950%, 8/15/2029	9,592
		13,279
	Chemicals — 0.0%
9,000	Ecolab, Inc., 2.125%, 2/01/2032	7,500
1,000	LYB International Finance BV, 5.250%, 7/15/2043	908
		8,408
	Consumer Products — 0.0%
6,000	Procter & Gamble Co., 3.000%, 3/25/2030	5,566
	Diversified Manufacturing — 0.1%
9,000	Eaton Corp., 4.150%, 3/15/2033	8,482
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,815
		10,297
	Electric — 0.2%
4,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	3,675
9,000	Entergy Corp., 0.900%, 9/15/2025	8,793
5,000	Exelon Corp., 4.050%, 4/15/2030	4,776
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,953
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	946
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	743
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,860
		36,746
	Environmental — 0.0%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,269
4,000	Waste Management, Inc., 2.950%, 6/01/2041	2,925
		6,194
	Finance Companies — 0.1%
6,000	ARES Capital Corp., 3.250%, 7/15/2025	5,959
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,835
		8,794
Principal Amount	Description	Value (†)
	Food & Beverage — 0.1%
$7,000	Coca-Cola Co., 1.450%, 6/01/2027	$6,558
4,000	General Mills, Inc., 4.000%, 4/17/2025	3,996
5,000	Kellanova, 4.300%, 5/15/2028	4,933
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,597
8,000	PepsiCo, Inc., 2.750%, 3/19/2030	7,284
		26,368
	Government Owned - No Guarantee — 0.1%
6,000	Equinor ASA, 3.625%, 4/06/2040	4,878
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	10,003
		14,881
	Health Care REITs — 0.1%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,887
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,374
		14,261
	Health Insurance — 0.1%
6,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,887
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,180
		11,067
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,949
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,953
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,913
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,617
		11,432
	Integrated Energy — 0.1%
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	3,992
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,460
		9,452
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,081
6,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,489
6,000	MetLife, Inc., 5.375%, 7/15/2033	6,069
5,000	Prudential Financial, Inc., 3.935%, 12/07/2049	3,764
		17,403
	Media Entertainment — 0.0%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,991
	Metals & Mining — 0.0%
4,000	Nucor Corp., 3.125%, 4/01/2032	3,516
	Midstream — 0.0%
4,000	Enbridge, Inc., 5.625%, 4/05/2034	4,012
	Mortgage Related — 0.9%
6,826	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	5,329
5,222	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	4,073
7,327	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	5,981
2,396	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	1,951
4,940	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	4,027
1,730	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	1,410
1,741	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	1,421
3,169	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	2,703
3,356	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	2,857
5,134	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	4,372
2,596	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	2,209
6,166	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	5,249
3,517	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	2,993
5,874	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	5,208
3,414	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	3,026
See accompanying notes to financial statements.
79 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2060 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$6,225	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	$5,513
859	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	787
2,764	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	2,603
4,694	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	4,535
3,167	Federal National Mortgage Association, 2.000%, 7/01/2051	2,480
12,757	Federal National Mortgage Association, 2.000%, 8/01/2051	9,997
816	Federal National Mortgage Association, 2.000%, 10/01/2051	639
5,237	Federal National Mortgage Association, 2.000%, 4/01/2052	4,085
3,509	Federal National Mortgage Association, 2.500%, 2/01/2051	2,865
2,226	Federal National Mortgage Association, 2.500%, 8/01/2051	1,819
1,517	Federal National Mortgage Association, 2.500%, 9/01/2051	1,240
4,947	Federal National Mortgage Association, 2.500%, 2/01/2052	4,032
6,796	Federal National Mortgage Association, 2.500%, 4/01/2052	5,539
8,653	Federal National Mortgage Association, 2.500%, 5/01/2052	7,053
442	Federal National Mortgage Association, 3.000%, 4/01/2034	417
473	Federal National Mortgage Association, 3.000%, 6/01/2049	408
1,009	Federal National Mortgage Association, 3.000%, 12/01/2049	865
2,783	Federal National Mortgage Association, 3.000%, 5/01/2051	2,377
3,339	Federal National Mortgage Association, 3.000%, 4/01/2052	2,845
7,924	Federal National Mortgage Association, 3.000%, 7/01/2052	6,749
707	Federal National Mortgage Association, 3.500%, 6/01/2049	632
234	Federal National Mortgage Association, 3.500%, 8/01/2049	209
1,610	Federal National Mortgage Association, 3.500%, 4/01/2052	1,428
6,668	Federal National Mortgage Association, 3.500%, 5/01/2052	5,911
166	Federal National Mortgage Association, 4.000%, 3/01/2050	154
1,731	Federal National Mortgage Association, 4.000%, 8/01/2052	1,586
2,590	Federal National Mortgage Association, 4.000%, 9/01/2052	2,373
7,381	Federal National Mortgage Association, 4.000%, 5/01/2053	6,752
259	Federal National Mortgage Association, 4.500%, 5/01/2049	247
2,691	Federal National Mortgage Association, 4.500%, 2/01/2053	2,538
902	Federal National Mortgage Association, 4.500%, 4/01/2053	850
916	Federal National Mortgage Association, 4.500%, 7/01/2053	863
4,656	Federal National Mortgage Association, 4.500%, 8/01/2053	4,383
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$808	Government National Mortgage Association, 3.000%, 4/20/2052	$704
4,944	Government National Mortgage Association, 3.000%, 6/20/2052	4,306
2,787	Government National Mortgage Association, 4.000%, 8/20/2053	2,567
2,739	Government National Mortgage Association, 5.000%, 7/20/2053	2,666
13,055	Government National Mortgage Association, 5.500%, 4/20/2053	13,001
		170,827
	Office REITs — 0.0%
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,861
	Oil Field Services — 0.1%
6,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	5,797
4,000	Schlumberger Investment SA, 4.850%, 5/15/2033	3,900
		9,697
	Other REITs — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,471
	Pharmaceuticals — 0.1%
10,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	8,586
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,613
6,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	5,675
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,528
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,748
		23,150
	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,821
5,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	4,328
		6,149
	Railroads — 0.0%
6,000	CSX Corp., 2.600%, 11/01/2026	5,811
	Restaurants — 0.0%
7,000	Starbucks Corp., 2.250%, 3/12/2030	6,158
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,700
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,892
		4,592
	Retailers — 0.1%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,184
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	8,076
2,000	Walmart, Inc., 4.100%, 4/15/2033	1,910
		16,170
	Technology — 0.3%
9,000	Adobe, Inc., 2.300%, 2/01/2030	8,039
6,000	Apple, Inc., 2.500%, 2/09/2025	5,998
2,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	1,891
3,000	Intel Corp., 2.450%, 11/15/2029	2,655
6,000	International Business Machines Corp., 4.000%, 6/20/2042	4,898
7,000	NVIDIA Corp., 2.850%, 4/01/2030	6,427
4,000	Oracle Corp., 2.950%, 5/15/2025	3,981
8,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,394
3,000	QUALCOMM, Inc., 4.500%, 5/20/2052	2,526
See accompanying notes to financial statements.
| 80

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2060 Fund (continued)
Principal Amount	Description	Value (†)
	Technology — continued
$7,000	Salesforce, Inc., 1.500%, 7/15/2028	$6,321
4,000	Texas Instruments, Inc., 4.900%, 3/14/2033	3,978
		53,108
	Treasuries — 0.5%
10,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	4,748
7,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	4,990
6,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,102
18,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	13,125
17,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	12,891
9,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	6,624
12,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	8,756
6,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	5,465
26,000	U.S. Treasury Notes, 0.375%, 11/30/2025	25,186
		85,887
	Utility Other — 0.0%
3,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,334
	Wireless — 0.0%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,305
	Wirelines — 0.0%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,411
9,000	Verizon Communications, Inc., 2.650%, 11/20/2040	6,183
		7,594
	Total Bonds and Notes (Identified Cost $752,704)	723,829

Shares
Exchange-Traded Funds — 9.0%
21,049	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,605,594)	1,673,816

Mutual Funds — 14.6%
67,174	WCM Focused Emerging Markets Fund, Institutional Class	1,021,718
72,605	WCM Focused International Growth Fund, Institutional Class	1,688,070
	Total Mutual Funds (Identified Cost $2,734,196)	2,709,788

Affiliated Mutual Funds — 10.6%
32,683	Mirova Global Green Bond Fund, Class N	281,075
135,526	Mirova International Sustainable Equity Fund, Class N	1,692,721
	Total Affiliated Mutual Funds (Identified Cost $2,003,518)	1,973,796

Principal Amount	Description	Value (†)
Short-Term Investments — 3.8%
$697,242	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $697,387 on 2/03/2025 collateralized by $661,900 U.S. Treasury Note, 4.250% due 12/31/2026 valued at $665,169; $46,600 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $47,080 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $697,242)	$697,242
	Total Investments — 100.2% (Identified Cost $16,615,354)	18,609,708
	Other assets less liabilities — (0.2)%	(34,565)
	Net Assets — 100.0%	$18,575,143

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of
Rule 144A holdings amounted to $6,783 or less than 0.1% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2025
Equity	91.0%
Fixed Income	5.4
Short-Term Investments	3.8
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%
See accompanying notes to financial statements.
81 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2065 Fund

Shares	Description	Value (†)
Common Stocks — 58.3% of Net Assets
	Aerospace & Defense — 1.3%
57	AAR Corp.(a)	$3,862
3	Axon Enterprise, Inc.(a)	1,957
153	Boeing Co.(a)	27,008
35	General Electric Co.	7,125
10	L3Harris Technologies, Inc.	2,120
11	Lockheed Martin Corp.	5,092
23	Moog, Inc., Class A	4,178
4	Northrop Grumman Corp.	1,949
42	RTX Corp.	5,416
28	Woodward, Inc.	5,187
		63,894
	Air Freight & Logistics — 0.3%
69	Expeditors International of Washington, Inc.	7,837
8	FedEx Corp.	2,119
42	GXO Logistics, Inc.(a)	1,909
13	United Parcel Service, Inc., Class B	1,485
		13,350
	Automobile Components — 0.4%
189	BorgWarner, Inc.	6,029
153	Magna International, Inc.	6,070
334	Mobileye Global, Inc., Class A(a)	5,519
45	Visteon Corp.(a)	3,783
		21,401
	Automobiles — 1.8%
474	General Motors Co.	23,444
154	Tesla, Inc.(a)	62,308
21	Thor Industries, Inc.	2,160
		87,912
	Banks — 3.1%
93	Ameris Bancorp	6,105
154	Atlantic Union Bankshares Corp.	5,816
154	Banc of California, Inc.	2,467
490	Bank of America Corp.	22,687
337	Citigroup, Inc.	27,442
31	Citizens Financial Group, Inc.	1,475
54	East West Bancorp, Inc.	5,560
7	First Citizens BancShares, Inc., Class A	15,433
292	First Financial Bancorp	8,182
278	Fulton Financial Corp.	5,654
49	JPMorgan Chase & Co.	13,098
25	PNC Financial Services Group, Inc.	5,024
76	SouthState Corp.	8,025
34	Truist Financial Corp.	1,619
38	U.S. Bancorp	1,816
87	Webster Financial Corp.	5,241
195	Wells Fargo & Co.	15,366
		151,010
	Beverages — 1.0%
15	Boston Beer Co., Inc., Class A(a)	3,760
101	Coca-Cola Co.	6,412
389	Keurig Dr. Pepper, Inc.	12,487
375	Monster Beverage Corp.(a)	18,266
47	PepsiCo, Inc.	7,082
		48,007
	Biotechnology — 1.4%
32	AbbVie, Inc.	5,885
62	Alnylam Pharmaceuticals, Inc.(a)	16,821
Shares	Description	Value (†)
	Biotechnology — continued
7	Amgen, Inc.	$1,998
44	BioMarin Pharmaceutical, Inc.(a)	2,788
70	CRISPR Therapeutics AG(a)	2,911
45	Gilead Sciences, Inc.	4,374
48	Halozyme Therapeutics, Inc.(a)	2,719
15	Incyte Corp.(a)	1,112
27	Neurocrine Biosciences, Inc.(a)	4,099
24	Regeneron Pharmaceuticals, Inc.(a)	16,152
19	Sarepta Therapeutics, Inc.(a)	2,161
8	United Therapeutics Corp.(a)	2,809
3	Vertex Pharmaceuticals, Inc.(a)	1,385
		65,214
	Broadline Retail — 1.8%
54	Alibaba Group Holding Ltd., ADR	5,337
326	Amazon.com, Inc.(a)	77,484
21	eBay, Inc.	1,417
21	Ollie's Bargain Outlet Holdings, Inc.(a)	2,342
		86,580
	Building Products — 0.7%
12	Carlisle Cos., Inc.	4,674
26	Carrier Global Corp.	1,700
135	Fortune Brands Innovations, Inc.	9,675
107	Masco Corp.	8,483
29	Owens Corning	5,352
30	Trex Co., Inc.(a)	2,185
		32,069
	Capital Markets — 3.5%
211	Bank of New York Mellon Corp.	18,131
7	BlackRock, Inc.	7,528
76	Carlyle Group, Inc.	4,268
11	Cboe Global Markets, Inc.	2,248
319	Charles Schwab Corp.	26,388
22	CME Group, Inc.	5,203
16	FactSet Research Systems, Inc.	7,591
7	Goldman Sachs Group, Inc.	4,483
145	Intercontinental Exchange, Inc.	23,175
75	Janus Henderson Group PLC	3,370
15	KKR & Co., Inc.	2,506
16	Morgan Stanley	2,215
14	MSCI, Inc.	8,355
169	Nasdaq, Inc.	13,915
7	Northern Trust Corp.	786
12	S&P Global, Inc.	6,257
107	SEI Investments Co.	9,264
164	State Street Corp.	16,666
55	Stifel Financial Corp.	6,372
7	T. Rowe Price Group, Inc.	818
		169,539
	Chemicals — 1.0%
8	Air Products & Chemicals, Inc.	2,682
52	Celanese Corp.	3,694
256	Corteva, Inc.	16,709
11	DuPont de Nemours, Inc.	845
17	Ecolab, Inc.	4,253
42	HB Fuller Co.	2,651
28	Innospec, Inc.	3,174
14	Linde PLC	6,246
33	Minerals Technologies, Inc.	2,531
See accompanying notes to financial statements.
| 82

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2065 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
5	Sherwin-Williams Co.	$1,791
48	Stepan Co.	3,043
		47,619
	Commercial Services & Supplies — 0.2%
20	MSA Safety, Inc.	3,295
46	RB Global, Inc.	4,116
6	Waste Management, Inc.	1,321
		8,732
	Communications Equipment — 0.2%
38	Ciena Corp.(a)	3,311
16	F5, Inc.(a)	4,756
		8,067
	Construction & Engineering — 0.3%
48	AECOM	5,061
10	Comfort Systems USA, Inc.	4,367
10	EMCOR Group, Inc.	4,481
		13,909
	Construction Materials — 0.1%
6	Martin Marietta Materials, Inc.	3,265
14	Vulcan Materials Co.	3,838
		7,103
	Consumer Finance — 0.8%
463	Ally Financial, Inc.	18,043
11	American Express Co.	3,492
95	Capital One Financial Corp.	19,353
		40,888
	Consumer Staples Distribution & Retail — 1.0%
42	BJ's Wholesale Club Holdings, Inc.(a)	4,160
10	Casey's General Stores, Inc.	4,218
6	Costco Wholesale Corp.	5,879
318	Kroger Co.	19,601
31	Sprouts Farmers Market, Inc.(a)	4,909
7	Target Corp.	965
93	Walmart, Inc.	9,129
		48,861
	Containers & Packaging — 0.1%
43	Crown Holdings, Inc.	3,778
69	Sonoco Products Co.	3,287
		7,065
	Distributors — 0.1%
59	Genuine Parts Co.	6,859
	Diversified Consumer Services — 0.2%
7	Duolingo, Inc.(a)	2,548
25	Grand Canyon Education, Inc.(a)	4,391
50	Service Corp. International	3,906
		10,845
	Diversified REITs — 0.1%
124	American Assets Trust, Inc.	3,011
	Diversified Telecommunication Services — 0.3%
332	AT&T, Inc.	7,879
67	Iridium Communications, Inc.	1,926
159	Verizon Communications, Inc.	6,263
		16,068
	Electric Utilities — 0.4%
32	Alliant Energy Corp.	1,884
Shares	Description	Value (†)
	Electric Utilities — continued
42	Eversource Energy	$2,423
33	Exelon Corp.	1,320
64	FirstEnergy Corp.	2,547
27	IDACORP, Inc.	2,968
149	PPL Corp.	5,006
28	Xcel Energy, Inc.	1,882
		18,030
	Electrical Equipment — 0.4%
11	Eaton Corp. PLC	3,591
35	Emerson Electric Co.	4,548
7	GE Vernova, Inc.	2,610
64	nVent Electric PLC	4,166
22	Regal Rexnord Corp.	3,492
		18,407
	Electronic Equipment, Instruments & Components — 0.9%
32	Advanced Energy Industries, Inc.	3,682
41	Amphenol Corp., Class A	2,902
66	Avnet, Inc.	3,410
51	Cognex Corp.	2,035
36	Coherent Corp.(a)	3,258
12	Fabrinet(a)	2,594
92	Flex Ltd.(a)	3,832
172	Knowles Corp.(a)	3,256
11	Littelfuse, Inc.	2,622
72	TE Connectivity PLC	10,654
4	Teledyne Technologies, Inc.(a)	2,045
4	Zebra Technologies Corp., Class A(a)	1,568
		41,858
	Energy Equipment & Services — 0.2%
140	ChampionX Corp.	4,010
196	NOV, Inc.	2,832
46	Schlumberger NV	1,853
		8,695
	Entertainment — 1.6%
16	Electronic Arts, Inc.	1,967
14	Live Nation Entertainment, Inc.(a)	2,025
42	Netflix, Inc.(a)	41,024
7	Take-Two Interactive Software, Inc.(a)	1,299
205	Walt Disney Co.	23,177
908	Warner Bros. Discovery, Inc.(a)	9,479
		78,971
	Financial Services — 2.3%
83	Block, Inc.(a)	7,538
225	Corebridge Financial, Inc.	7,596
128	Equitable Holdings, Inc.	6,966
78	Fiserv, Inc.(a)	16,851
117	Global Payments, Inc.	13,203
5	Jack Henry & Associates, Inc.	870
7	Mastercard, Inc., Class A	3,888
220	MGIC Investment Corp.	5,619
95	PayPal Holdings, Inc.(a)	8,415
103	Visa, Inc., Class A	35,205
49	Voya Financial, Inc.	3,479
14	WEX, Inc.(a)	2,575
		112,205
	Food Products — 0.5%
27	Campbell's Co.	1,047
86	General Mills, Inc.	5,172
See accompanying notes to financial statements.
83 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2065 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
9	Hershey Co.	$1,343
27	Ingredion, Inc.	3,684
36	Kellanova	2,942
112	Kraft Heinz Co.	3,342
26	McCormick & Co., Inc.	2,008
68	Mondelez International, Inc., Class A	3,944
		23,482
	Gas Utilities — 0.2%
21	Atmos Energy Corp.	2,993
78	New Jersey Resources Corp.	3,740
47	ONE Gas, Inc.	3,320
		10,053
	Ground Transportation — 0.4%
77	CSX Corp.	2,531
5	Norfolk Southern Corp.	1,276
20	Ryder System, Inc.	3,188
6	Saia, Inc.(a)	2,881
16	Uber Technologies, Inc.(a)	1,070
14	Union Pacific Corp.	3,469
24	XPO, Inc.(a)	3,208
		17,623
	Health Care Equipment & Supplies — 1.1%
3	Align Technology, Inc.(a)	657
184	Baxter International, Inc.	5,991
15	Becton Dickinson & Co.	3,714
17	Edwards Lifesciences Corp.(a)	1,232
13	GE HealthCare Technologies, Inc.	1,148
29	Glaukos Corp.(a)	4,537
26	Hologic, Inc.(a)	1,876
24	Intuitive Surgical, Inc.(a)	13,725
24	LeMaitre Vascular, Inc.	2,326
45	Merit Medical Systems, Inc.(a)	4,900
11	Penumbra, Inc.(a)	2,937
5	ResMed, Inc.	1,181
10	STERIS PLC	2,206
14	Stryker Corp.	5,478
11	Zimmer Biomet Holdings, Inc.	1,204
		53,112
	Health Care Providers & Services — 1.5%
17	Cardinal Health, Inc.	2,102
265	Centene Corp.(a)	16,968
7	Chemed Corp.	3,934
12	Cigna Group	3,530
142	CVS Health Corp.	8,020
34	Elevance Health, Inc.	13,454
4	HCA Healthcare, Inc.	1,320
36	HealthEquity, Inc.(a)	3,975
3	Humana, Inc.	880
5	Labcorp Holdings, Inc.	1,249
4	McKesson Corp.	2,379
23	UnitedHealth Group, Inc.	12,477
		70,288
	Health Care REITs — 0.1%
39	Welltower, Inc.	5,323
	Health Care Technology — 0.6%
263	Doximity, Inc., Class A(a)	15,543
52	Veeva Systems, Inc., Class A(a)	12,130
		27,673
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
41	Host Hotels & Resorts, Inc.	$685
	Hotels, Restaurants & Leisure — 1.3%
63	Airbnb, Inc., Class A(a)	8,264
83	Aramark	3,229
1	Booking Holdings, Inc.	4,738
34	Chipotle Mexican Grill, Inc.(a)	1,984
30	Marriott Vacations Worldwide Corp.	2,603
23	McDonald's Corp.	6,640
138	Starbucks Corp.	14,860
70	Travel & Leisure Co.	3,805
9	Wingstop, Inc.	2,681
115	Yum China Holdings, Inc.	5,319
48	Yum! Brands, Inc.	6,264
		60,387
	Household Durables — 0.4%
69	KB Home	4,630
42	Meritage Homes Corp.	3,271
70	Taylor Morrison Home Corp.(a)	4,512
45	Toll Brothers, Inc.	6,111
		18,524
	Household Products — 0.5%
38	Church & Dwight Co., Inc.	4,010
15	Colgate-Palmolive Co.	1,300
100	Energizer Holdings, Inc.	3,399
84	Procter & Gamble Co.	13,943
		22,652
	Independent Power & Renewable Electricity Producers — 0.1%
82	AES Corp.	902
80	Clearway Energy, Inc., Class A	1,962
		2,864
	Industrial Conglomerates — 0.1%
12	3M Co.	1,826
14	Honeywell International, Inc.	3,132
		4,958
	Industrial REITs — 0.1%
18	Prologis, Inc.	2,147
94	Rexford Industrial Realty, Inc.	3,822
		5,969
	Insurance — 1.9%
9	Allstate Corp.	1,731
272	American International Group, Inc.	20,036
17	Arch Capital Group Ltd.	1,582
18	Arthur J Gallagher & Co.	5,433
50	Assured Guaranty Ltd.	4,730
9	Chubb Ltd.	2,447
48	First American Financial Corp.	3,035
30	Hanover Insurance Group, Inc.	4,593
28	Hartford Financial Services Group, Inc.	3,123
13	Marsh & McLennan Cos., Inc.	2,819
15	Prudential Financial, Inc.	1,811
62	Reinsurance Group of America, Inc.	14,127
43	Selective Insurance Group, Inc.	3,618
16	Travelers Cos., Inc.	3,923
54	Willis Towers Watson PLC	17,796
		90,804
	Interactive Media & Services — 3.0%
264	Alphabet, Inc., Class A	53,862
167	Alphabet, Inc., Class C	34,335
See accompanying notes to financial statements.
| 84

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2065 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
77	Meta Platforms, Inc., Class A	$53,067
80	Yelp, Inc.(a)	3,195
		144,459
	IT Services — 0.7%
18	Accenture PLC, Class A	6,929
42	Cognizant Technology Solutions Corp., Class A	3,470
16	International Business Machines Corp.	4,091
77	Kyndryl Holdings, Inc.(a)	2,923
131	Shopify, Inc., Class A(a)	15,301
		32,714
	Leisure Products — 0.1%
150	Mattel, Inc.(a)	2,796
	Life Sciences Tools & Services — 0.8%
8	Agilent Technologies, Inc.	1,212
194	Avantor, Inc.(a)	4,322
10	Bio-Techne Corp.	736
4	Charles River Laboratories International, Inc.(a)	659
14	Danaher Corp.	3,118
81	Illumina, Inc.(a)	10,752
83	IQVIA Holdings, Inc.(a)	16,713
15	Repligen Corp.(a)	2,493
2	West Pharmaceutical Services, Inc.	683
		40,688
	Machinery — 1.3%
22	AGCO Corp.	2,297
58	Deere & Co.	27,641
17	Dover Corp.	3,463
27	Fortive Corp.	2,196
67	Graco, Inc.	5,639
6	Illinois Tool Works, Inc.	1,555
48	ITT, Inc.	7,249
29	Oshkosh Corp.	3,376
27	SPX Technologies, Inc.(a)	4,010
48	Terex Corp.	2,308
31	Toro Co.	2,581
		62,315
	Media — 0.7%
41	Charter Communications, Inc., Class A(a)	14,165
335	Comcast Corp., Class A	11,276
100	Interpublic Group of Cos., Inc.	2,867
58	Liberty Broadband Corp., Class C(a)	4,446
39	Omnicom Group, Inc.	3,385
		36,139
	Metals & Mining — 0.3%
62	Alcoa Corp.	2,190
17	Carpenter Technology Corp.	3,282
20	Freeport-McMoRan, Inc.	717
35	Newmont Corp.	1,495
15	Reliance, Inc.	4,343
57	U.S. Steel Corp.	2,100
		14,127
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
234	Annaly Capital Management, Inc.	4,776
	Multi-Utilities — 0.1%
32	Consolidated Edison, Inc.	3,000
13	DTE Energy Co.	1,558
9	WEC Energy Group, Inc.	893
		5,451
Shares	Description	Value (†)
	Office REITs — 0.3%
172	COPT Defense Properties	$5,064
411	Easterly Government Properties, Inc.	4,669
146	Highwoods Properties, Inc.	4,349
71	Kilroy Realty Corp.	2,770
		16,852
	Oil, Gas & Consumable Fuels — 2.4%
238	Antero Midstream Corp.	3,817
107	Antero Resources Corp.(a)	3,993
387	APA Corp.	8,487
51	Chevron Corp.	7,609
105	CNX Resources Corp.(a)	2,875
186	ConocoPhillips	18,382
44	Devon Energy Corp.	1,500
7	Diamondback Energy, Inc.	1,151
137	EOG Resources, Inc.	17,233
1	Expand Energy Corp.	102
118	Exxon Mobil Corp.	12,606
9	Hess Corp.	1,251
147	Kinder Morgan, Inc.	4,040
27	ONEOK, Inc.	2,624
74	Ovintiv, Inc.	3,124
163	Phillips 66	19,213
80	Range Resources Corp.	2,963
11	Valero Energy Corp.	1,463
55	Williams Cos., Inc.	3,049
		115,482
	Passenger Airlines — 0.4%
246	American Airlines Group, Inc.(a)	4,162
209	Delta Air Lines, Inc.	14,060
		18,222
	Personal Care Products — 0.3%
12	Estee Lauder Cos., Inc., Class A	1,001
631	Kenvue, Inc.	13,434
		14,435
	Pharmaceuticals — 1.6%
72	Bristol-Myers Squibb Co.	4,244
8	Eli Lilly & Co.	6,489
20	Jazz Pharmaceuticals PLC(a)	2,487
85	Johnson & Johnson	12,933
199	Merck & Co., Inc.	19,665
44	Novartis AG, ADR	4,608
139	Novo Nordisk AS, ADR	11,739
161	Pfizer, Inc.	4,270
130	Roche Holding AG, ADR	5,102
20	Zoetis, Inc.	3,418
		74,955
	Professional Services — 0.6%
7	Automatic Data Processing, Inc.	2,121
45	Equifax, Inc.	12,365
47	Exponent, Inc.	4,309
37	Korn Ferry	2,617
14	Leidos Holdings, Inc.	1,988
8	Paychex, Inc.	1,181
15	Paylocity Holding Corp.(a)	3,083
		27,664
	Real Estate Management & Development — 0.5%
111	CBRE Group, Inc., Class A(a)	16,066
See accompanying notes to financial statements.
85 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2065 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — continued
10	CoStar Group, Inc.(a)	$766
20	Jones Lang LaSalle, Inc.(a)	5,656
		22,488
	Residential REITs — 0.0%
10	AvalonBay Communities, Inc.	2,215
	Retail REITs — 0.1%
275	Brixmor Property Group, Inc.	7,167
	Semiconductors & Semiconductor Equipment — 3.4%
43	Advanced Micro Devices, Inc.(a)	4,986
21	Analog Devices, Inc.	4,450
17	Applied Materials, Inc.	3,066
112	ARM Holdings PLC, ADR(a)	17,870
44	Broadcom, Inc.	9,736
79	Intel Corp.	1,535
21	Lam Research Corp.	1,702
41	Lattice Semiconductor Corp.(a)	2,338
12	Microchip Technology, Inc.	652
29	Micron Technology, Inc.	2,646
41	MKS Instruments, Inc.	4,644
667	NVIDIA Corp.	80,087
10	ON Semiconductor Corp.(a)	523
16	Onto Innovation, Inc.(a)	3,276
93	QUALCOMM, Inc.	16,082
16	Silicon Laboratories, Inc.(a)	2,169
27	Synaptics, Inc.(a)	2,292
26	Texas Instruments, Inc.	4,800
		162,854
	Software — 4.2%
10	Adobe, Inc.(a)	4,375
4	ANSYS, Inc.(a)	1,402
67	Autodesk, Inc.(a)	20,860
10	Cadence Design Systems, Inc.(a)	2,976
43	DocuSign, Inc.(a)	4,159
82	Dynatrace, Inc.(a)	4,735
4	Intuit, Inc.	2,406
18	Manhattan Associates, Inc.(a)	3,755
169	Microsoft Corp.	70,145
194	Oracle Corp.	32,992
8	Palo Alto Networks, Inc.(a)	1,475
9	PTC, Inc.(a)	1,741
16	Qualys, Inc.(a)	2,231
10	Roper Technologies, Inc.	5,756
59	Salesforce, Inc.	20,160
5	ServiceNow, Inc.(a)	5,092
14	SPS Commerce, Inc.(a)	2,586
5	Synopsys, Inc.(a)	2,627
5	Tyler Technologies, Inc.(a)	3,008
43	Workday, Inc., Class A(a)	11,269
		203,750
	Specialized REITs — 0.1%
9	American Tower Corp.	1,665
11	Crown Castle, Inc.	982
7	Digital Realty Trust, Inc.	1,147
3	Equinix, Inc.	2,741
25	Weyerhaeuser Co.	765
		7,300
	Specialty Retail — 1.0%
17	Abercrombie & Fitch Co., Class A(a)	2,029
10	Asbury Automotive Group, Inc.(a)	2,967
Shares	Description	Value (†)
	Specialty Retail — continued
17	Burlington Stores, Inc.(a)	$4,827
15	Dick's Sporting Goods, Inc.	3,601
30	Floor & Decor Holdings, Inc., Class A(a)	3,003
19	Home Depot, Inc.	7,828
9	Lithia Motors, Inc.	3,385
12	Lowe's Cos., Inc.	3,120
2	O'Reilly Automotive, Inc.(a)	2,589
10	Ross Stores, Inc.	1,505
49	TJX Cos., Inc.	6,115
25	Williams-Sonoma, Inc.	5,284
		46,253
	Technology Hardware, Storage & Peripherals — 1.4%
268	Apple, Inc.	63,248
50	Hewlett Packard Enterprise Co.	1,060
30	HP, Inc.	975
12	NetApp, Inc.	1,465
14	Western Digital Corp.(a)	912
		67,660
	Textiles, Apparel & Luxury Goods — 0.3%
18	Crocs, Inc.(a)	1,837
6	Deckers Outdoor Corp.(a)	1,064
2	Lululemon Athletica, Inc.(a)	828
26	PVH Corp.	2,330
7	Ralph Lauren Corp.	1,748
431	Under Armour, Inc., Class A(a)	3,599
101	VF Corp.	2,623
		14,029
	Trading Companies & Distributors — 0.2%
65	Core & Main, Inc., Class A(a)	3,669
12	Watsco, Inc.	5,743
		9,412
	Water Utilities — 0.1%
29	American States Water Co.	2,161
8	American Water Works Co., Inc.	997
61	Essential Utilities, Inc.	2,164
		5,322
	Total Common Stocks (Identified Cost $2,325,636)	2,810,091

Principal Amount
Bonds and Notes — 4.0%
	Apartment REITs — 0.0%
$1,000	Essex Portfolio LP, 3.000%, 1/15/2030	910
	Automotive — 0.1%
2,000	Cummins, Inc., 5.150%, 2/20/2034	2,006
1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	990
2,000	Lear Corp., 4.250%, 5/15/2029	1,933
		4,929
	Banking — 0.5%
2,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	1,903
2,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	1,730
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	956
2,000	Citigroup, Inc., 4.600%, 3/09/2026	1,999
1,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	997
See accompanying notes to financial statements.
| 86

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2065 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$2,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	$2,002
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	1,788
2,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	2,149
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	967
2,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	1,908
1,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	978
1,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	972
1,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	999
2,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	1,673
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	999
		22,020
	Brokerage — 0.0%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	891
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	644
		1,535
	Building Materials — 0.0%
1,000	Owens Corning, 3.950%, 8/15/2029	959
	Chemicals — 0.0%
2,000	Ecolab, Inc., 2.125%, 2/01/2032	1,667
	Diversified Manufacturing — 0.1%
2,000	Eaton Corp., 4.150%, 3/15/2033	1,885
1,000	Emerson Electric Co., 2.000%, 12/21/2028	907
		2,792
	Electric — 0.1%
1,000	Entergy Corp., 0.900%, 9/15/2025	977
1,000	Exelon Corp., 4.050%, 4/15/2030	955
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	869
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	947
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	987
		4,735
	Environmental — 0.1%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	817
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,463
		2,280
	Finance Companies — 0.0%
1,000	ARES Capital Corp., 3.250%, 7/15/2025	993
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	945
		1,938
	Food & Beverage — 0.1%
1,000	Coca-Cola Co., 1.450%, 6/01/2027	937
1,000	General Mills, Inc., 4.000%, 4/17/2025	999
2,000	Kellanova, 4.300%, 5/15/2028	1,973
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	899
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	911
		5,719
	Government Owned - No Guarantee — 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,439
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,334
		5,773
Principal Amount	Description	Value (†)
	Health Care REITs — 0.0%
$1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$989
1,000	Welltower OP LLC, 2.800%, 6/01/2031	875
		1,864
	Health Insurance — 0.1%
3,000	Elevance Health, Inc., 4.101%, 3/01/2028	2,943
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,072
		5,015
	Healthcare — 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,966
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	971
		2,937
	Integrated Energy — 0.1%
1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	998
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,092
		2,090
	Life Insurance — 0.0%
1,000	Manulife Financial Corp., 3.703%, 3/16/2032	915
1,000	MetLife, Inc., 5.375%, 7/15/2033	1,011
		1,926
	Media Entertainment — 0.1%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,991
	Midstream — 0.1%
2,000	Enbridge, Inc., 5.625%, 4/05/2034	2,006
	Mortgage Related — 1.1%
2,548	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2052	1,989
2,560	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	1,998
870	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	679
722	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2051	594
792	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	648
3,293	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	2,685
1,730	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	1,410
4,195	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	3,572
865	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	736
1,762	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	1,500
879	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	748
1,678	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	1,488
859	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	787
921	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	868
1,878	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	1,814
4,784	Federal National Mortgage Association, 2.000%, 8/01/2051	3,749
2,618	Federal National Mortgage Association, 2.000%, 4/01/2052	2,043
3,398	Federal National Mortgage Association, 2.500%, 4/01/2052	2,770
1,731	Federal National Mortgage Association, 2.500%, 5/01/2052	1,411
871	Federal National Mortgage Association, 2.500%, 6/01/2052	710
1,670	Federal National Mortgage Association, 3.000%, 4/01/2052	1,423
880	Federal National Mortgage Association, 3.000%, 7/01/2052	750
1,610	Federal National Mortgage Association, 3.500%, 4/01/2052	1,427
4,167	Federal National Mortgage Association, 3.500%, 5/01/2052	3,694
See accompanying notes to financial statements.
87 |

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2065 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$866	Federal National Mortgage Association, 4.000%, 8/01/2052	$793
1,727	Federal National Mortgage Association, 4.000%, 9/01/2052	1,582
923	Federal National Mortgage Association, 4.000%, 5/01/2053	844
897	Federal National Mortgage Association, 4.500%, 2/01/2053	846
1,831	Federal National Mortgage Association, 4.500%, 7/01/2053	1,725
1,648	Government National Mortgage Association, 3.000%, 6/20/2052	1,435
913	Government National Mortgage Association, 5.000%, 7/20/2053	889
3,264	Government National Mortgage Association, 5.500%, 4/20/2053	3,250
		50,857
	Office REITs — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,931
	Oil Field Services — 0.0%
2,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	1,932
	Other REITs — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	824
	Pharmaceuticals — 0.1%
2,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	1,717
2,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	1,892
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,499
		5,108
	Property & Casualty Insurance — 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	924
	Railroads — 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	969
	Restaurants — 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	880
	Retail REITs — 0.1%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,700
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,928
		3,628
	Retailers — 0.1%
1,000	TJX Cos., Inc., 1.150%, 5/15/2028	897
2,000	Walmart, Inc., 4.100%, 4/15/2033	1,910
		2,807
	Technology — 0.3%
2,000	Adobe, Inc., 2.300%, 2/01/2030	1,786
1,000	Apple, Inc., 2.500%, 2/09/2025	1,000
1,000	Broadcom, Inc., 4.110%, 9/15/2028	977
1,000	Intel Corp., 2.450%, 11/15/2029	885
1,000	International Business Machines Corp., 4.000%, 6/20/2042	817
1,000	NVIDIA Corp., 2.850%, 4/01/2030	918
1,000	Oracle Corp., 2.950%, 5/15/2025	995
3,000	QUALCOMM, Inc., 1.650%, 5/20/2032	2,398
2,000	QUALCOMM, Inc., 4.500%, 5/20/2052	1,684
2,000	Salesforce, Inc., 1.500%, 7/15/2028	1,806
2,000	Texas Instruments, Inc., 4.900%, 3/14/2033	1,989
		15,255
Principal Amount	Description	Value (†)
	Treasuries — 0.6%
$4,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$1,899
2,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	1,426
2,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	1,367
5,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	3,646
4,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	3,033
3,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	2,208
3,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	2,189
2,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	1,822
12,000	U.S. Treasury Notes, 0.375%, 11/30/2025	11,624
		29,214
	Utility Other — 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	778
	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,102
	Wirelines — 0.0%
2,000	Verizon Communications, Inc., 2.650%, 11/20/2040	1,374
	Total Bonds and Notes (Identified Cost $203,247)	191,669

Shares
Exchange-Traded Funds — 9.1%
5,494	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $423,845)	436,883

Mutual Funds — 14.8%
17,692	WCM Focused Emerging Markets Fund, Institutional Class	269,099
19,026	WCM Focused International Growth Fund, Institutional Class	442,352
	Total Mutual Funds (Identified Cost $761,912)	711,451

Affiliated Mutual Funds — 10.7%
8,567	Mirova Global Green Bond Fund, Class N	73,673
35,394	Mirova International Sustainable Equity Fund, Class N	442,074
	Total Affiliated Mutual Funds (Identified Cost $552,298)	515,747

Principal Amount
Short-Term Investments — 4.0%
$190,893	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2025 at 2.500% to be repurchased at $190,933 on 2/03/2025 collateralized by $40,700 U.S. Treasury Note, 4.250% due 12/31/2026 valued at $40,974; $153,000 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $154,657 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $190,893)	190,893
	Total Investments — 100.9% (Identified Cost $4,457,831)	4,856,734
	Other assets less liabilities — (0.9)%	(42,655)
	Net Assets — 100.0%	$4,814,079

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.
| 88

Portfolio of Investments – as of January 31, 2025
Natixis Target Retirement 2065 Fund (continued)
(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of
Rule 144A holdings amounted to $2,958 or 0.1% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2025
Equity	91.4%
Fixed Income	5.5
Short-Term Investments	4.0
Total Investments	100.9
Other assets less liabilities	(0.9)
Net Assets	100.0%
See accompanying notes to financial statements.
89 |

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Statements of Assets and Liabilities
January 31, 2025

	Natixis Target Retirement 2015 Fund	Natixis Target Retirement 2020 Fund	Natixis Target Retirement 2025 Fund	Natixis Target Retirement 2030 Fund
ASSETS
Unaffiliated investments at cost	$2,352,092	$2,928,908	$5,766,246	$12,109,661
Affiliated investments at cost	2,145,899	2,060,455	3,153,925	5,042,039
Net unrealized appreciation on unaffiliated investments	105,102	122,752	347,348	836,724
Net unrealized depreciation on affiliated investments	(228,928)	(113,979)	(187,127)	(352,676)
Investments at value	4,374,165	4,998,136	9,080,392	17,635,748
Cash	345	—	—	—
Receivable for Fund shares sold	171	730	5,170	11,392
Receivable from investment adviser (Note 5)	13,750	14,660	14,815	14,259
Receivable for securities sold	4,276	27,376	23,668	21,393
Dividends and interest receivable	7,213	8,430	14,969	27,538
Dividends receivable from affiliates	1,686	1,752	2,671	3,829
Tax reclaims receivable	3	4	8	19
Prepaid expenses	556	556	556	556
TOTAL ASSETS	4,402,165	5,051,644	9,142,249	17,714,734
LIABILITIES
Payable for securities purchased	10,577	2,317	2,677	3,855
Payable for Fund shares redeemed	9	—	223	502
Deferred Trustees’ fees (Note 5)	31,020	30,984	31,096	31,291
Administrative fees payable (Note 5)	153	181	328	646
Audit and tax services fees payable	33,195	33,195	33,195	33,195
Other accounts payable and accrued expenses	25,975	42,757	30,836	31,276
TOTAL LIABILITIES	100,929	109,434	98,355	100,765
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$4,301,236	$4,942,210	$9,043,894	$17,613,969
NET ASSETS CONSIST OF:
Paid-in capital	$4,372,031	$4,913,753	$8,873,575	$16,462,829
Accumulated earnings (loss)	(70,795)	28,457	170,319	1,151,140
NET ASSETS	$4,301,236	$4,942,210	$9,043,894	$17,613,969
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$4,301,236	$4,942,210	$9,043,894	$17,613,969
Shares of beneficial interest	479,426	547,862	836,714	1,448,068
Net asset value, offering and redemption price per share	$8.97	$9.02	$10.81	$12.16

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
91 |

Statements of Assets and Liabilities (continued)
January 31, 2025

	Natixis Target Retirement 2035 Fund	Natixis Target Retirement 2040 Fund	Natixis Target Retirement 2045 Fund	Natixis Target Retirement 2050 Fund
ASSETS
Unaffiliated investments at cost	$14,403,304	$20,566,465	$19,371,842	$21,607,786
Affiliated investments at cost	4,963,342	5,530,521	4,506,936	3,546,534
Net unrealized appreciation on unaffiliated investments	1,267,569	2,583,660	2,520,924	2,958,417
Net unrealized depreciation on affiliated investments	(366,749)	(187,620)	(199,382)	(93,768)
Investments at value	20,267,466	28,493,026	26,200,320	28,018,969
Cash	—	—	—	31
Receivable for Fund shares sold	9,608	21,728	33,907	27,796
Receivable from investment adviser (Note 5)	14,014	13,301	13,771	13,259
Receivable for securities sold	27,560	51,297	54,649	45,808
Dividends and interest receivable	25,833	28,778	18,828	20,129
Dividends receivable from affiliates	3,317	3,071	1,837	—
Tax reclaims receivable	23	30	32	32
Prepaid expenses	556	556	556	556
TOTAL ASSETS	20,348,377	28,611,787	26,323,900	28,126,580
LIABILITIES
Payable for securities purchased	19,604	43,500	21,059	3,562
Payable for Fund shares redeemed	18	148	649	59
Deferred Trustees’ fees (Note 5)	31,310	31,281	31,224	31,199
Administrative fees payable (Note 5)	712	1,011	937	983
Audit and tax services fees payable	33,195	33,195	33,195	33,195
Other accounts payable and accrued expenses	31,956	33,044	32,262	32,239
TOTAL LIABILITIES	116,795	142,179	119,326	101,237
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$20,231,582	$28,469,608	$26,204,574	$28,025,343
NET ASSETS CONSIST OF:
Paid-in capital	$18,339,487	$25,587,368	$23,385,644	$24,670,214
Accumulated earnings	1,892,095	2,882,240	2,818,930	3,355,129
NET ASSETS	$20,231,582	$28,469,608	$26,204,574	$28,025,343
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$20,231,582	$28,469,608	$26,204,574	$28,025,343
Shares of beneficial interest	1,659,573	2,264,767	1,977,096	2,112,914
Net asset value, offering and redemption price per share	$12.19	$12.57	$13.25	$13.26

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 92

Statements of Assets and Liabilities (continued)
January 31, 2025

	Natixis Target Retirement 2055 Fund	Natixis Target Retirement 2060 Fund	Natixis Target Retirement 2065 Fund
ASSETS
Unaffiliated investments at cost	$17,705,783	$14,611,836	$3,905,533
Affiliated investments at cost	2,493,826	2,003,518	552,298
Net unrealized appreciation on unaffiliated investments	2,317,758	2,024,076	435,454
Net unrealized depreciation on affiliated investments	(73,081)	(29,722)	(36,551)
Investments at value	22,444,286	18,609,708	4,856,734
Cash	—	722	—
Receivable for Fund shares sold	26,723	34,817	622
Receivable from investment adviser (Note 5)	13,895	16,037	10,977
Receivable for securities sold	33,996	43,205	9,192
Dividends and interest receivable	14,292	11,152	2,898
Tax reclaims receivable	26	22	5
Prepaid expenses	556	556	556
TOTAL ASSETS	22,533,774	18,716,219	4,880,984
LIABILITIES
Payable for securities purchased	18,983	26,985	—
Payable for Fund shares redeemed	31,199	16,005	—
Deferred Trustees’ fees (Note 5)	31,106	32,821	9,866
Administrative fees payable (Note 5)	781	658	170
Audit and tax services fees payable	33,195	33,195	33,195
Other accounts payable and accrued expenses	40,415	31,412	23,674
TOTAL LIABILITIES	155,679	141,076	66,905
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$22,378,095	$18,575,143	$4,814,079
NET ASSETS CONSIST OF:
Paid-in capital	$19,658,610	$16,236,843	$4,369,776
Accumulated earnings	2,719,485	2,338,300	444,303
NET ASSETS	$22,378,095	$18,575,143	$4,814,079
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$22,378,095	$18,575,143	$4,814,079
Shares of beneficial interest	1,706,002	1,452,179	429,769
Net asset value, offering and redemption price per share	$13.12	$12.79	$11.20

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
93 |

Statements of Operations
For the Year Ended January 31, 2025

	Natixis Target Retirement 2015 Fund	Natixis Target Retirement 2020 Fund	Natixis Target Retirement 2025 Fund	Natixis Target Retirement 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$25,093	$31,901	$64,288	$142,435
Dividends from affiliated investments	72,054	64,838	88,871	135,213
Interest	48,774	51,741	86,943	154,269
Less net foreign taxes withheld	(76)	(85)	(191)	(392)
	145,845	148,395	239,911	431,525
Expenses
Management fees (Note 5)	6,158	7,438	14,458	30,943
Administrative fees (Note 5)	2,346	2,466	4,358	8,480
Trustees' fees and expenses (Note 5)	20,851	20,854	21,009	21,356
Transfer agent fees and expenses (Note 6)	1,810	2,098	2,212	2,779
Audit and tax services fees	36,738	36,738	36,738	36,738
Custodian fees and expenses	37,327	43,620	49,838	46,242
Interest expense (Note 10)	276	262	654	1,046
Legal fees	236	232	438	803
Registration fees	23,629	23,705	23,705	23,705
Regulatory filing fees	13,000	13,000	13,000	13,000
Shareholder reporting expenses	14,236	14,244	14,329	15,337
Miscellaneous expenses	16,709	16,714	16,858	17,120
Total expenses	173,316	181,371	197,597	217,549
Less waiver and/or expense reimbursement (Note 5)	(161,605)	(169,123)	(174,889)	(173,420)
Less expense offset (Note 6)	(416)	(543)	(588)	(807)
Net expenses	11,295	11,705	22,120	43,322
Net investment income	134,550	136,690	217,791	388,203
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	307,237	336,315	613,020	1,421,334
Affiliated investments	70	5,356	32,933	65,508
Distributions of capital gains received from unaffiliated investments	13,838	20,216	44,184	100,932
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,035	47,744	196,647	412,767
Affiliated investments	21,479	8,905	3,794	2,711
Net realized and unrealized gain on investments	352,659	418,536	890,578	2,003,252
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$487,209	$555,226	$1,108,369	$2,391,455
See accompanying notes to financial statements.
| 94

Statements of Operations (continued)
For the Year Ended January 31, 2025

	Natixis Target Retirement 2035 Fund	Natixis Target Retirement 2040 Fund	Natixis Target Retirement 2045 Fund	Natixis Target Retirement 2050 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$182,930	$246,717	$245,657	$265,133
Dividends from affiliated investments	123,967	122,864	92,988	60,841
Interest	133,061	124,153	75,855	86,418
Less net foreign taxes withheld	(505)	(681)	(629)	(671)
	439,453	493,053	413,871	411,721
Expenses
Management fees (Note 5)	37,421	48,146	46,036	49,527
Administrative fees (Note 5)	9,421	11,187	10,433	10,680
Trustees' fees and expenses (Note 5)	21,431	21,569	21,502	21,522
Transfer agent fees and expenses (Note 6)	2,856	3,193	3,329	3,364
Audit and tax services fees	36,738	36,738	36,738	36,738
Custodian fees and expenses	45,466	49,083	47,463	47,636
Interest expense (Note 10)	1,239	189	288	—
Legal fees	900	1,025	944	964
Registration fees	23,705	24,059	24,265	24,059
Regulatory filing fees	13,000	13,000	13,000	13,000
Shareholder reporting expenses	15,872	15,914	15,725	15,811
Miscellaneous expenses	17,202	17,291	17,229	17,243
Total expenses	225,251	241,394	236,952	240,544
Less waiver and/or expense reimbursement (Note 5)	(171,813)	(176,915)	(181,372)	(179,097)
Less expense offset (Note 6)	(837)	(971)	(1,056)	(1,078)
Net expenses	52,601	63,508	54,524	60,369
Net investment income	386,852	429,545	359,347	351,352
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	1,758,909	1,397,897	1,338,108	1,203,284
Affiliated investments	78,089	29,980	43,981	25,867
Distributions of capital gains received from unaffiliated investments	122,599	195,962	202,942	231,114
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	619,548	1,617,078	1,701,636	1,992,376
Affiliated investments	(998)	51,404	46,968	63,737
Net realized and unrealized gain on investments	2,578,147	3,292,321	3,333,635	3,516,378
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,964,999	$3,721,866	$3,692,982	$3,867,730
See accompanying notes to financial statements.
95 |

Statements of Operations (continued)
For the Year Ended January 31, 2025

	Natixis Target Retirement 2055 Fund	Natixis Target Retirement 2060 Fund	Natixis Target Retirement 2065 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$218,636	$181,482	$44,210
Dividends from affiliated investments	38,634	32,450	8,518
Interest	59,723	47,479	10,922
Less net foreign taxes withheld	(548)	(459)	(120)
	316,445	260,952	63,530
Expenses
Management fees (Note 5)	40,090	33,231	8,110
Administrative fees (Note 5)	8,598	7,123	1,729
Trustees' fees and expenses (Note 5)	21,347	23,033	17,936
Transfer agent fees and expenses (Note 6)	3,197	3,340	1,473
Audit and tax services fees	36,738	36,738	36,738
Custodian fees and expenses	47,943	46,637	32,672
Interest expense (Note 10)	66	—	—
Legal fees	778	636	156
Registration fees	23,705	23,705	22,942
Regulatory filing fees	13,000	13,000	13,000
Shareholder reporting expenses	15,252	13,781	15,565
Miscellaneous expenses	17,121	17,016	17,501
Total expenses	227,835	218,240	167,822
Less waiver and/or expense reimbursement (Note 5)	(180,098)	(179,543)	(158,443)
Less expense offset (Note 6)	(1,010)	(1,111)	(254)
Net expenses	46,727	37,586	9,125
Net investment income	269,718	223,366	54,405
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	1,082,037	876,604	165,263
Affiliated investments	31,115	28,171	2,391
Distributions of capital gains received from unaffiliated investments	193,966	168,194	43,379
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,546,276	1,302,278	361,686
Affiliated investments	51,600	38,073	13,986
Net realized and unrealized gain on investments	2,904,994	2,413,320	586,705
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,174,712	$2,636,686	$641,110
See accompanying notes to financial statements.
| 96

Statements of Changes in Net Assets

	Natixis Target Retirement 2015 Fund		Natixis Target Retirement 2020 Fund		Natixis Target Retirement 2025 Fund
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2025	Year Ended January 31,2024
FROM OPERATIONS:
Net investment income	$134,550	$130,590	$136,690	$94,093	$217,791	$193,396
Net realized gain on investments, including distributions of capital gains received from investments	321,145	66,662	361,887	17,243	690,137	270,752
Net change in unrealized appreciation on investments	31,514	142,320	56,649	205,723	200,441	358,898
Net increase in net assets resulting from operations	487,209	339,572	555,226	317,059	1,108,369	823,046
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(374,296)	(185,130)	(327,346)	(102,733)	(781,844)	(271,430)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(1,420,883)	89,042	108,848	188,968	(1,989,877)	1,580,292
Net increase (decrease) in net assets	(1,307,970)	243,484	336,728	403,294	(1,663,352)	2,131,908
NET ASSETS
Beginning of the year	5,609,206	5,365,722	4,605,482	4,202,188	10,707,246	8,575,338
End of the year	$4,301,236	$5,609,206	$4,942,210	$4,605,482	$9,043,894	$10,707,246
See accompanying notes to financial statements.
97 |

Statements of Changes in Net Assets (continued)

	Natixis Target Retirement 2030 Fund		Natixis Target Retirement 2035 Fund		Natixis Target Retirement 2040 Fund
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2025	Year Ended January 31,2024
FROM OPERATIONS:
Net investment income	$388,203	$307,912	$386,852	$302,847	$429,545	$286,479
Net realized gain on investments, including distributions of capital gains received from investments	1,587,774	392,220	1,959,597	519,670	1,623,839	615,276
Net change in unrealized appreciation on investments	415,478	703,730	618,550	890,035	1,668,482	1,110,617
Net increase in net assets resulting from operations	2,391,455	1,403,862	2,964,999	1,712,552	3,721,866	2,012,372
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(1,185,978)	(479,339)	(1,295,135)	(808,219)	(1,703,285)	(615,852)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(928,378)	1,243,373	(786,526)	1,601,082	4,963,722	4,503,627
Net increase in net assets	277,099	2,167,896	883,338	2,505,415	6,982,303	5,900,147
NET ASSETS
Beginning of the year	17,336,870	15,168,974	19,348,244	16,842,829	21,487,305	15,587,158
End of the year	$17,613,969	$17,336,870	$20,231,582	$19,348,244	$28,469,608	$21,487,305
See accompanying notes to financial statements.
| 98

Statements of Changes in Net Assets (continued)

	Natixis Target Retirement 2045 Fund		Natixis Target Retirement 2050 Fund		Natixis Target Retirement 2055 Fund
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2025	Year Ended January 31,2024
FROM OPERATIONS:
Net investment income	$359,347	$233,538	$351,352	$214,595	$269,718	$172,045
Net realized gain on investments, including distributions of capital gains received from investments	1,585,031	574,226	1,460,265	503,043	1,307,118	458,092
Net change in unrealized appreciation on investments	1,748,604	1,062,792	2,056,113	1,147,497	1,597,876	904,438
Net increase in net assets resulting from operations	3,692,982	1,870,556	3,867,730	1,865,135	3,174,712	1,534,575
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(1,484,333)	(703,258)	(1,338,373)	(599,158)	(1,171,280)	(515,380)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	4,730,573	3,403,310	5,840,935	5,163,277	4,674,009	3,584,808
Net increase in net assets	6,939,222	4,570,608	8,370,292	6,429,254	6,677,441	4,604,003
NET ASSETS
Beginning of the year	19,265,352	14,694,744	19,655,051	13,225,797	15,700,654	11,096,651
End of the year	$26,204,574	$19,265,352	$28,025,343	$19,655,051	$22,378,095	$15,700,654
See accompanying notes to financial statements.
99 |

Statements of Changes in Net Assets (continued)

	Natixis Target Retirement 2060 Fund		Natixis Target Retirement 2065 Fund
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2025	Year Ended January 31,2024
FROM OPERATIONS:
Net investment income	$223,366	$132,886	$54,405	$36,247
Net realized gain on investments, including distributions of capital gains received from investments	1,072,969	401,757	211,033	49,970
Net change in unrealized appreciation on investments	1,340,351	697,014	375,672	251,254
Net increase in net assets resulting from operations	2,636,686	1,231,657	641,110	337,471
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(1,052,665)	(378,012)	(176,005)	(39,672)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	4,328,686	4,017,228	1,071,559	234,468
Net increase in net assets	5,912,707	4,870,873	1,536,664	532,267
NET ASSETS
Beginning of the year	12,662,436	7,791,563	3,277,415	2,745,148
End of the year	$18,575,143	$12,662,436	$4,814,079	$3,277,415
See accompanying notes to financial statements.
| 100

Financial Highlights
For a share outstanding throughout each period.

	Target Retirement 2015 Fund—Class N
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021
Net asset value, beginning of the period	$9.00	$8.71	$9.83	$10.37	$10.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.22	0.20	0.16	0.12
Net realized and unrealized gain (loss)	0.57	0.38	(0.90)	0.40	1.25
Total from Investment Operations	0.81	0.60	(0.70)	0.56	1.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.23)	(0.21)	(0.19)	(0.25)
Net realized capital gains	(0.51)	(0.08)	(0.21)	(0.91)	(1.45)
Total Distributions	(0.84)	(0.31)	(0.42)	(1.10)	(1.70)
Net asset value, end of the period	$8.97	$9.00	$8.71	$9.83	$10.37
Total return(b)	9.27%	6.93%	(6.97)%	5.15%	12.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,301	$5,609	$5,366	$4,754	$4,204
Net expenses(c)	0.21%(d)(e)	0.23%(f)	0.25%(g)(h)	0.28%(i)	0.31%(j)
Gross expenses	3.26%(e)	3.16%(f)	3.41%(h)	3.08%(i)	3.08%(j)
Net investment income	2.53%	2.48%	2.31%	1.47%	1.09%
Portfolio turnover rate	27%	22%	28%	50%	61%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.50% to 0.44%. See Note 5 of Notes to Financial Statements.
(e)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.47% and 3.52%, respectively.

(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 3.43%, respectively.

(g)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 3.68%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.35%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.32%, respectively.

See accompanying notes to financial statements.
101 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2020 Fund—Class N
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021
Net asset value, beginning of the period	$8.74	$8.30	$9.41	$9.37	$10.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.19	0.17	0.13	0.11
Net realized and unrealized gain (loss)	0.69	0.45	(0.80)	0.49	1.38
Total from Investment Operations	0.91	0.64	(0.63)	0.62	1.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.20)	(0.20)	(0.14)	(0.29)
Net realized capital gains	(0.36)	—	(0.28)	(0.44)	(2.49)
Total Distributions	(0.63)	(0.20)	(0.48)	(0.58)	(2.78)
Net asset value, end of the period	$9.02	$8.74	$8.30	$9.41	$9.37
Total return(b)	10.50%	7.75%	(6.64)%	6.35%	14.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,942	$4,605	$4,202	$4,351	$2,912
Net expenses(c)	0.21%(d)(e)(f)	0.24%(g)	0.26%(h)(i)	0.29%(j)	0.32%(k)
Gross expenses	3.23%(e)(f)	4.04%(g)	4.22%(i)	3.66%(j)	3.88%(k)
Net investment income	2.44%	2.31%	2.04%	1.30%	1.08%
Portfolio turnover rate	56%	27%	88%	46%	95%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.50% to 0.44%. See Note 5 of Notes to Financial Statements.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.20% and the ratio of gross expenses would have been 3.23%.
(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.47% and 3.49%, respectively.

(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 4.30%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 4.48%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.92%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 4.11%, respectively.

See accompanying notes to financial statements.
| 102

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2025 Fund—Class N
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021
Net asset value, beginning of the period	$10.57	$10.04	$11.21	$11.42	$10.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.22	0.17	0.14	0.12
Net realized and unrealized gain (loss)	0.96	0.59	(0.95)	0.68	1.41
Total from Investment Operations	1.20	0.81	(0.78)	0.82	1.53
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.20)	(0.19)	(0.16)	(0.16)
Net realized capital gains	(0.67)	(0.08)	(0.20)	(0.87)	(0.84)
Total Distributions	(0.96)	(0.28)	(0.39)	(1.03)	(1.00)
Net asset value, end of the period	$10.81	$10.57	$10.04	$11.21	$11.42
Total return(b)	11.67%	8.13%	(6.90)%	6.84%	14.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$9,044	$10,707	$8,575	$10,715	$7,192
Net expenses(c)	0.22%(d)(e)	0.24%(f)	0.28%(g)(h)	0.30%(i)	0.33%(j)
Gross expenses	1.99%(e)	2.02%(f)	2.40%(h)	1.76%(i)	3.00%(j)
Net investment income	2.21%	2.15%	1.68%	1.15%	1.08%
Portfolio turnover rate	35%	37%	86%	49%	84%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.51% to 0.45%. See Note 5 of Notes to Financial Statements.
(e)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.47% and 2.24%, respectively.

(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.51% and 2.29%, respectively.

(g)	Effective June 1, 2022, the expense limit decreased from 0.56% to 0.51%.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 2.65%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 2.02%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.23%, respectively.

See accompanying notes to financial statements.
103 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2030 Fund—Class N
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021
Net asset value, beginning of the period	$11.51	$10.87	$12.27	$11.97	$11.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.21	0.18	0.15	0.12
Net realized and unrealized gain (loss)	1.24	0.74	(0.97)	0.86	1.60
Total from Investment Operations	1.49	0.95	(0.79)	1.01	1.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.20)	(0.19)	(0.15)	(0.18)
Net realized capital gains	(0.55)	(0.11)	(0.42)	(0.56)	(0.72)
Total Distributions	(0.84)	(0.31)	(0.61)	(0.71)	(0.90)
Net asset value, end of the period	$12.16	$11.51	$10.87	$12.27	$11.97
Total return(b)	13.16%	8.82%	(6.38)%	8.30%	15.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$17,614	$17,337	$15,169	$15,304	$7,665
Net expenses(c)	0.23%(d)(e)(f)	0.25%(g)	0.28%(h)(i)	0.31%(j)	0.34%(k)
Gross expenses	1.13%(e)(f)	1.29%(g)	1.40%(i)	1.43%(j)	2.88%(k)
Net investment income	2.02%	1.93%	1.63%	1.14%	1.06%
Portfolio turnover rate	45%	30%	61%	24%	69%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.52% to 0.46%. See Note 5 of Notes to Financial Statements.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.22% and the ratio of gross expenses would have been 1.12%.
(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.49% and 1.39%, respectively.

(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 1.56%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.57% to 0.52%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.66%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 1.69%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.11%, respectively.

See accompanying notes to financial statements.
| 104

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2035 Fund—Class N
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021
Net asset value, beginning of the period	$11.40	$10.85	$12.21	$12.02	$11.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.19	0.17	0.14	0.11
Net realized and unrealized gain (loss)	1.42	0.86	(0.96)	1.07	1.70
Total from Investment Operations	1.64	1.05	(0.79)	1.21	1.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.19)	(0.17)	(0.14)	(0.17)
Net realized capital gains	(0.58)	(0.31)	(0.40)	(0.88)	(0.86)
Total Distributions	(0.85)	(0.50)	(0.57)	(1.02)	(1.03)
Net asset value, end of the period	$12.19	$11.40	$10.85	$12.21	$12.02
Total return(b)	14.60%	9.83%	(6.35)%	9.85%	16.62%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$20,232	$19,348	$16,843	$13,189	$7,322
Net expenses(c)	0.25%(d)(e)(f)	0.27%(g)	0.29%(h)(i)	0.33%(j)	0.36%(k)
Gross expenses	1.05%(e)(f)	1.26%(g)	1.37%(i)	1.62%(j)	3.05%(k)
Net investment income	1.81%	1.76%	1.57%	1.08%	0.97%
Portfolio turnover rate	36%	28%	39%	34%	89%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.53% to 0.47%. See Note 5 of Notes to Financial Statements.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.24% and the ratio of gross expenses would have been 1.04%.
(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 1.30%, respectively.

(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 1.52%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.58% to 0.53%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.63%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 1.87%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.27%, respectively.

See accompanying notes to financial statements.
105 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2040 Fund—Class N
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021
Net asset value, beginning of the period	$11.57	$10.76	$12.03	$11.69	$11.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.18	0.16	0.13	0.10
Net realized and unrealized gain (loss)	1.62	0.98	(0.94)	1.12	1.85
Total from Investment Operations	1.83	1.16	(0.78)	1.25	1.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.16)	(0.14)	(0.12)	(0.19)
Net realized capital gains	(0.62)	(0.19)	(0.35)	(0.79)	(1.25)
Total Distributions	(0.83)	(0.35)	(0.49)	(0.91)	(1.44)
Net asset value, end of the period	$12.57	$11.57	$10.76	$12.03	$11.69
Total return(b)	16.09%	10.82%	(6.30)%	10.49%	18.04%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,470	$21,487	$15,587	$11,620	$5,431
Net expenses(c)	0.25%(d)(e)	0.28%(f)	0.30%(g)(h)	0.33%(i)	0.36%(j)
Gross expenses	0.95%(e)	1.24%(f)	1.62%(h)	1.99%(i)	3.38%(j)
Net investment income	1.69%	1.62%	1.49%	1.01%	0.94%
Portfolio turnover rate	24%	27%	41%	34%	64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.54% to 0.48%. See Note 5 of Notes to Financial Statements.
(e)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 1.20%, respectively.

(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.50%, respectively.

(g)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 1.88%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.25%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.61%, respectively.

See accompanying notes to financial statements.
| 106

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2045 Fund—Class N
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021
Net asset value, beginning of the period	$12.02	$11.25	$12.53	$12.12	$11.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.17	0.15	0.13	0.10
Net realized and unrealized gain (loss)	1.84	1.08	(0.91)	1.29	1.89
Total from Investment Operations	2.04	1.25	(0.76)	1.42	1.99
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.16)	(0.14)	(0.13)	(0.18)
Net realized capital gains	(0.61)	(0.32)	(0.38)	(0.88)	(0.86)
Total Distributions	(0.81)	(0.48)	(0.52)	(1.01)	(1.04)
Net asset value, end of the period	$13.25	$12.02	$11.25	$12.53	$12.12
Total return(b)	17.24%	11.19%	(5.89)%	11.36%	18.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$26,205	$19,265	$14,695	$11,596	$6,283
Net expenses(c)	0.23%(d)(e)	0.26%(f)	0.28%(g)(h)	0.33%(i)	0.37%(j)
Gross expenses	1.00%(e)	1.35%(f)	1.60%(h)	1.93%(i)	3.63%(j)
Net investment income	1.52%	1.45%	1.41%	0.97%	0.93%
Portfolio turnover rate	26%	31%	39%	42%	72%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.54% to 0.48%. See Note 5 of Notes to Financial Statements.
(e)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 1.27%, respectively.

(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.63%, respectively.

(g)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 1.88%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.19%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.85%, respectively.

See accompanying notes to financial statements.
107 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2050 Fund—Class N
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021
Net asset value, beginning of the period	$11.89	$11.03	$12.31	$11.75	$11.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.15	0.14	0.12	0.10
Net realized and unrealized gain (loss)	1.88	1.11	(0.92)	1.25	1.92
Total from Investment Operations	2.07	1.26	(0.78)	1.37	2.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.14)	(0.13)	(0.12)	(0.18)
Net realized capital gains	(0.51)	(0.26)	(0.37)	(0.69)	(1.24)
Total Distributions	(0.70)	(0.40)	(0.50)	(0.81)	(1.42)
Net asset value, end of the period	$13.26	$11.89	$11.03	$12.31	$11.75
Total return(b)	17.64%	11.49%	(6.24)%	11.40%	18.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,025	$19,655	$13,226	$10,320	$5,017
Net expenses(c)	0.25%(d)(e)	0.28%(f)	0.30%(g)(h)	0.34%(i)	0.38%(j)
Gross expenses	0.99%(e)	1.40%(f)	1.78%(h)	2.12%(i)	4.00%(j)
Net investment income	1.45%	1.38%	1.33%	0.91%	0.90%
Portfolio turnover rate	20%	23%	40%	38%	80%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.55% to 0.49%. See Note 5 of Notes to Financial Statements.
(e)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios toaverage net assets would have been 0.51% and 1.25%, respectively.

(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.67%, respectively.

(g)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 2.05%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.38%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.22%, respectively.

See accompanying notes to financial statements.
| 108

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2055 Fund—Class N
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021
Net asset value, beginning of the period	$11.78	$10.93	$12.08	$11.53	$11.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.15	0.14	0.12	0.10
Net realized and unrealized gain (loss)	1.92	1.12	(0.88)	1.22	1.86
Total from Investment Operations	2.10	1.27	(0.74)	1.34	1.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.14)	(0.12)	(0.12)	(0.20)
Net realized capital gains	(0.58)	(0.28)	(0.29)	(0.67)	(1.34)
Total Distributions	(0.76)	(0.42)	(0.41)	(0.79)	(1.54)
Net asset value, end of the period	$13.12	$11.78	$10.93	$12.08	$11.53
Total return(b)	18.15%	11.68%	(6.02)%	11.33%	18.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$22,378	$15,701	$11,097	$8,140	$3,836
Net expenses(c)	0.24%(d)(e)	0.27%(f)	0.29%(g)(h)	0.33%(i)	0.39%(j)
Gross expenses	1.16%(e)	1.62%(f)	2.09%(h)	2.68%(i)	4.49%(j)
Net investment income	1.38%	1.31%	1.30%	0.90%	0.88%
Portfolio turnover rate	25%	31%	37%	38%	71%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.55% to 0.49%. See Note 5 of Notes to Financial Statements.
(e)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.51% and 1.43%, respectively.

(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.90%, respectively.

(g)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 2.37%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.95%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.70%, respectively.

See accompanying notes to financial statements.
109 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2060 Fund—Class N
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021
Net asset value, beginning of the period	$11.55	$10.68	$11.85	$11.64	$11.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.14	0.13	0.11	0.10
Net realized and unrealized gain (loss)	1.87	1.11	(0.83)	1.31	1.95
Total from Investment Operations	2.04	1.25	(0.70)	1.42	2.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.13)	(0.12)	(0.14)	(0.19)
Net realized capital gains	(0.63)	(0.25)	(0.35)	(1.07)	(1.25)
Total Distributions	(0.80)	(0.38)	(0.47)	(1.21)	(1.44)
Net asset value, end of the period	$12.79	$11.55	$10.68	$11.85	$11.64
Total return(b)	18.07%	11.78%	(5.82)%	11.72%	19.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$18,575	$12,662	$7,792	$5,547	$3,657
Net expenses(c)	0.23%(d)(e)	0.27%(f)	0.29%(g)(h)	0.34%(i)	0.38%(j)
Gross expenses	1.34%(e)	2.07%(f)	2.94%(h)	3.27%(i)	5.25%(j)
Net investment income	1.38%	1.33%	1.30%	0.87%	0.95%
Portfolio turnover rate	24%	31%	42%	43%	79%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.55% to 0.49%. See Note 5 of Notes to Financial Statements.
(e)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.51% and 1.62%, respectively.

(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 2.35%, respectively.

(g)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.22%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 3.53%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 5.47%, respectively.

See accompanying notes to financial statements.
| 110

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2065 Fund—Class N
	Year Ended January 31,2025	Year Ended January 31,2024	Year Ended January 31,2023	Period Ended January 31,2022*
Net asset value, beginning of the period	$9.86	$8.93	$9.61	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.12	0.11	0.01
Net realized and unrealized gain (loss)	1.62	0.93	(0.67)	(0.38)
Total from Investment Operations	1.77	1.05	(0.56)	(0.37)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.12)	(0.12)	(0.01)
Net realized capital gains	(0.29)	—	—	(0.01)
Total Distributions	(0.43)	(0.12)	(0.12)	(0.02)
Net asset value, end of the period	$11.20	$9.86	$8.93	$9.61
Total return(b)	18.15%	11.76%	(5.69)%	(3.66)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,814	$3,277	$2,745	$2,882
Net expenses(d)	0.23%(e)(f)	0.28%(g)	0.30%(h)(i)	0.34%(j)(k)
Gross expenses	4.27%(f)	5.21%(g)	5.58%(i)	8.08%(j)(k)
Net investment income	1.38%	1.26%	1.26%	1.06%(j)
Portfolio turnover rate	19%	18%	42%	5%

*	From commencement of operations on December 15, 2021 through January 31, 2022.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.55% to 0.49%. See Note 5 of Notes to Financial Statements.
(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.51% and 4.55%, respectively.

(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 5.48%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 5.85%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 8.34%, respectively.

See accompanying notes to financial statements.
111 |

Notes to Financial Statements
January 31, 2025
1.Organization. Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust IV:
Natixis Target Retirement 2015 Fund® (“Target Retirement 2015 Fund”)
Natixis Target Retirement 2020 Fund® (“Target Retirement 2020 Fund”)
Natixis Target Retirement 2025 Fund® (“Target Retirement 2025 Fund”)
Natixis Target Retirement 2030 Fund® (“Target Retirement 2030 Fund”)
Natixis Target Retirement 2035 Fund® (“Target Retirement 2035 Fund”)
Natixis Target Retirement 2040 Fund® (“Target Retirement 2040 Fund”)
Natixis Target Retirement 2045 Fund® (“Target Retirement 2045 Fund”)
Natixis Target Retirement 2050 Fund® (“Target Retirement 2050 Fund”)
Natixis Target Retirement 2055 Fund® (“Target Retirement 2055 Fund”)
Natixis Target Retirement 2060 Fund® (“Target Retirement 2060 Fund”)
Natixis Target Retirement 2065 Fund® (“Target Retirement 2065 Fund”)
Effective July 1, 2024, the Board of Trustees approved a change in the name of each Fund. Each Fund’s investment goal and principal investment strategies did not change as a result of the name change.
Each Fund is a diversified investment company.
Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”).
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
| 112

Notes to Financial Statements (continued)
January 31, 2025
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of January 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
113 |

Notes to Financial Statements (continued)
January 31, 2025
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, premium amortization, return of capital distributions received, distributions received from underlying funds and passive foreign investment company adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, passive foreign investment company adjustments and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Target Retirement 2015 Fund	$173,412	$200,884	$374,296	$154,612	$30,518	$185,130
Target Retirement 2020 Fund	172,132	155,214	327,346	102,733	—	102,733
Target Retirement 2025 Fund	332,838	449,006	781,844	236,882	34,548	271,430
Target Retirement 2030 Fund	540,152	645,826	1,185,978	369,559	109,780	479,339
Target Retirement 2035 Fund	553,672	741,463	1,295,135	417,154	391,065	808,219
Target Retirement 2040 Fund	635,004	1,068,281	1,703,285	375,628	240,224	615,852
Target Retirement 2045 Fund	545,640	938,693	1,484,333	342,934	360,324	703,258
Target Retirement 2050 Fund	535,755	802,618	1,338,373	303,732	295,426	599,158
Target Retirement 2055 Fund	427,395	743,885	1,171,280	248,320	267,060	515,380
Target Retirement 2060 Fund	358,888	693,777	1,052,665	184,943	193,069	378,012
Target Retirement 2065 Fund	63,651	112,354	176,005	39,672	—	39,672
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
| 114

Notes to Financial Statements (continued)
January 31, 2025
As of January 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Target Retirement 2015 Fund	Target Retirement 2020 Fund	Target Retirement 2025 Fund	Target Retirement 2030 Fund	Target Retirement 2035 Fund
Undistributed ordinary income	$16,926	$39,590	$43,537	$104,104	$116,339
Undistributed long-term capital gains	108,727	122,950	226,727	870,777	1,077,783
Total undistributed earnings	125,653	162,540	270,264	974,881	1,194,122
Unrealized appreciation (depreciation)	(165,429)	(103,099)	(68,849)	207,550	729,283
Total accumulated earnings (losses)	$(39,776)	$59,441	$201,415	$1,182,431	$1,923,405

	Target Retirement 2040 Fund	Target Retirement 2045 Fund	Target Retirement 2050 Fund	Target Retirement 2055 Fund	Target Retirement 2060 Fund	Target Retirement 2065 Fund
Undistributed ordinary income	$105,297	$99,123	$101,923	$86,380	$77,836	$14,270
Undistributed long-term capital gains	611,362	558,650	553,073	527,691	417,215	67,858
Total undistributed earnings	716,659	657,773	654,996	614,071	495,051	82,128
Unrealized appreciation	2,196,862	2,192,381	2,731,332	2,136,521	1,876,070	372,041
Total accumulated earnings	$2,913,521	$2,850,154	$3,386,328	$2,750,592	$2,371,121	$454,169
As of January 31, 2025, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Target Retirement 2015 Fund	Target Retirement 2020 Fund	Target Retirement 2025 Fund	Target Retirement 2030 Fund	Target Retirement 2035 Fund
Federal tax cost	$4,539,594	$5,101,235	$9,149,241	$17,428,198	$19,538,183
Gross tax appreciation	$248,862	$148,034	$385,986	$1,116,294	$1,800,505
Gross tax depreciation	(414,291)	(251,133)	(454,835)	(908,744)	(1,071,222)
Net tax appreciation (depreciation)	$(165,429)	$(103,099)	$(68,849)	$207,550	$729,283

	Target Retirement 2040 Fund	Target Retirement 2045 Fund	Target Retirement 2050 Fund	Target Retirement 2055 Fund	Target Retirement 2060 Fund	Target Retirement 2065 Fund
Federal tax cost	$26,296,164	$24,007,939	$25,287,637	$20,307,765	$16,733,638	$4,484,693
Gross tax appreciation	$3,065,115	$3,079,223	$3,483,746	$2,743,200	$2,285,344	$567,486
Gross tax depreciation	(868,253)	(886,842)	(752,414)	(606,679)	(409,274)	(195,445)
Net tax appreciation	$2,196,862	$2,192,381	$2,731,332	$2,136,521	$1,876,070	$372,041
f. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of January 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
115 |

Notes to Financial Statements (continued)
January 31, 2025
g. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of January 31, 2025, at value:
Target Retirement 2015 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,052,018	$ —	$ —	$1,052,018
Bonds and Notes(a)	—	923,682	—	923,682
Exchange-Traded Funds	139,796	—	—	139,796
Mutual Funds	205,629	—	—	205,629
Affiliated Mutual Funds	1,916,971	—	—	1,916,971
Short-Term Investments	—	136,069	—	136,069
Total Investments	$3,314,414	$1,059,751	$—	$4,374,165

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 116

Notes to Financial Statements (continued)
January 31, 2025

Target Retirement 2020 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,441,952	$ —	$ —	$1,441,952
Bonds and Notes(a)	—	1,026,242	—	1,026,242
Exchange-Traded Funds	190,291	—	—	190,291
Mutual Funds	266,699	—	—	266,699
Affiliated Mutual Funds	1,946,476	—	—	1,946,476
Short-Term Investments	—	126,476	—	126,476
Total Investments	$3,845,418	$1,152,718	$—	$4,998,136

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2025 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,072,672	$ —	$ —	$3,072,672
Bonds and Notes(a)	—	1,779,363	—	1,779,363
Exchange-Traded Funds	422,331	—	—	422,331
Mutual Funds	613,403	—	—	613,403
Affiliated Mutual Funds	2,966,798	—	—	2,966,798
Short-Term Investments	—	225,825	—	225,825
Total Investments	$7,075,204	$2,005,188	$—	$9,080,392

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2030 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,785,646	$ —	$ —	$6,785,646
Bonds and Notes(a)	—	3,210,586	—	3,210,586
Exchange-Traded Funds	948,037	—	—	948,037
Mutual Funds	1,498,743	—	—	1,498,743
Affiliated Mutual Funds	4,689,363	—	—	4,689,363
Short-Term Investments	—	503,373	—	503,373
Total Investments	$13,921,789	$3,713,959	$—	$17,635,748

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
117 |

Notes to Financial Statements (continued)
January 31, 2025

Target Retirement 2035 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,909,545	$ —	$ —	$8,909,545
Bonds and Notes(a)	—	2,797,513	—	2,797,513
Exchange-Traded Funds	1,255,780	—	—	1,255,780
Mutual Funds	1,976,494	—	—	1,976,494
Affiliated Mutual Funds	4,596,593	—	—	4,596,593
Short-Term Investments	—	731,541	—	731,541
Total Investments	$16,738,412	$3,529,054	$—	$20,267,466

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2040 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$14,376,612	$ —	$ —	$14,376,612
Bonds and Notes(a)	—	2,794,376	—	2,794,376
Exchange-Traded Funds	1,943,390	—	—	1,943,390
Mutual Funds	3,043,027	—	—	3,043,027
Affiliated Mutual Funds	5,342,901	—	—	5,342,901
Short-Term Investments	—	992,720	—	992,720
Total Investments	$24,705,930	$3,787,096	$—	$28,493,026

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2045 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$14,343,064	$ —	$ —	$14,343,064
Bonds and Notes(a)	—	1,494,211	—	1,494,211
Exchange-Traded Funds	1,979,412	—	—	1,979,412
Mutual Funds	3,213,116	—	—	3,213,116
Affiliated Mutual Funds	4,307,554	—	—	4,307,554
Short-Term Investments	—	862,963	—	862,963
Total Investments	$23,843,146	$2,357,174	$—	$26,200,320

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
January 31, 2025

Target Retirement 2050 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,925,216	$ —	$ —	$15,925,216
Bonds and Notes(a)	—	1,552,852	—	1,552,852
Exchange-Traded Funds	2,324,052	—	—	2,324,052
Mutual Funds	3,753,845	—	—	3,753,845
Affiliated Mutual Funds	3,452,766	—	—	3,452,766
Short-Term Investments	—	1,010,238	—	1,010,238
Total Investments	$25,455,879	$2,563,090	$—	$28,018,969

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2055 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$12,974,534	$ —	$ —	$12,974,534
Bonds and Notes(a)	—	1,009,661	—	1,009,661
Exchange-Traded Funds	1,990,386	—	—	1,990,386
Mutual Funds	3,179,440	—	—	3,179,440
Affiliated Mutual Funds	2,420,745	—	—	2,420,745
Short-Term Investments	—	869,520	—	869,520
Total Investments	$20,565,105	$1,879,181	$—	$22,444,286

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2060 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,831,237	$ —	$ —	$10,831,237
Bonds and Notes(a)	—	723,829	—	723,829
Exchange-Traded Funds	1,673,816	—	—	1,673,816
Mutual Funds	2,709,788	—	—	2,709,788
Affiliated Mutual Funds	1,973,796	—	—	1,973,796
Short-Term Investments	—	697,242	—	697,242
Total Investments	$17,188,637	$1,421,071	$—	$18,609,708

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
119 |

Notes to Financial Statements (continued)
January 31, 2025

Target Retirement 2065 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,810,091	$ —	$ —	$2,810,091
Bonds and Notes(a)	—	191,669	—	191,669
Exchange-Traded Funds	436,883	—	—	436,883
Mutual Funds	711,451	—	—	711,451
Affiliated Mutual Funds	515,747	—	—	515,747
Short-Term Investments	—	190,893	—	190,893
Total Investments	$4,474,172	$382,562	$—	$4,856,734

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended January 31, 2025, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Target Retirement 2015 Fund	$167,813	$238,756	$1,235,144	$2,815,909
Target Retirement 2020 Fund	236,864	178,448	2,835,871	2,960,407
Target Retirement 2025 Fund	441,065	434,409	2,936,472	5,464,137
Target Retirement 2030 Fund	983,641	765,993	7,362,893	9,169,418
Target Retirement 2035 Fund	442,277	290,344	7,038,532	8,978,013
Target Retirement 2040 Fund	494,676	95,723	8,861,889	5,742,417
Target Retirement 2045 Fund	328,243	63,326	9,508,155	5,932,528
Target Retirement 2050 Fund	289,930	94,141	9,315,977	4,704,283
Target Retirement 2055 Fund	222,936	67,350	8,047,193	4,594,454
Target Retirement 2060 Fund	127,534	40,083	6,899,629	3,664,614
Target Retirement 2065 Fund	35,328	5,158	1,621,456	735,285
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Natixis Investment Managers Solutions division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and AIA U.S. Large Cap Core ESG Segment. Additionally, Natixis Advisors performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund, and oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.
Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a limited partnership whose sole general partner, Harris Associates Inc., is a subsidiary of Natixis Investment Managers, LLC.
Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.
The aggregate management fee to be paid by each Fund is equal to the sum of:  (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment, (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment and (iv) effective October 17, 2022, 0.165% of the average daily net assets of the AIA U.S. Large Cap Core ESG Segment, each payable to Natixis Advisors as adviser; (v) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-
| 120

Notes to Financial Statements (continued)
January 31, 2025
adviser; (vi) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment, and (vii) 0.15% of the average daily net assets of the Loomis Sayles Core Fixed Income Segment, each payable by the Fund directly to Loomis Sayles as sub-adviser. The aggregate management fee payable by each Fund is subject to a maximum equal to the sum of:  (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser.
Natixis Advisors will voluntarily waive its fee for the management of a segment for any period during which the segment is invested entirely in unaffiliated exchange-traded funds. During the year ended January 31, 2025, management fees payable to Natixis Advisors with respect to the AIA International Developed Markets Equity ESG Segment were voluntarily waived.
Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers and expenses of the underlying funds in which each fund invests, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended January 31, 2025, the Funds' expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Target Retirement 2015 Fund	0.44%
Target Retirement 2020 Fund	0.44%
Target Retirement 2025 Fund	0.45%
Target Retirement 2030 Fund	0.46%
Target Retirement 2035 Fund	0.47%
Target Retirement 2040 Fund	0.48%
Target Retirement 2045 Fund	0.48%
Target Retirement 2050 Fund	0.49%
Target Retirement 2055 Fund	0.49%
Target Retirement 2060 Fund	0.49%
Target Retirement 2065 Fund	0.49%
Prior to July 1, 2024, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Target Retirement 2015 Fund	0.50%
Target Retirement 2020 Fund	0.50%
Target Retirement 2025 Fund	0.51%
Target Retirement 2030 Fund	0.52%
Target Retirement 2035 Fund	0.53%
Target Retirement 2040 Fund	0.54%
Target Retirement 2045 Fund	0.54%
Target Retirement 2050 Fund	0.55%
Target Retirement 2055 Fund	0.55%
Target Retirement 2060 Fund	0.55%
Target Retirement 2065 Fund	0.55%
Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio,
121 |

Notes to Financial Statements (continued)
January 31, 2025
provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended January 31, 2025, the management fees and waivers/reimbursements of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Reimbursement of Sub-adviser Fees[3]	Net Management Fees	Percentage of Average Daily Net Assets
Fund						Gross	Net
Target Retirement 2015 Fund	$6,158	$1,255	$349	$4,554	$ —	0.12%	— %
Target Retirement 2020 Fund	7,438	1,627	454	5,357	—	0.13%	— %
Target Retirement 2025 Fund	14,458	3,264	967	10,227	—	0.15%	— %
Target Retirement 2030 Fund	30,943	7,310	2,149	21,484	—	0.16%	— %
Target Retirement 2035 Fund	37,421	9,381	2,728	25,312	—	0.18%	— %
Target Retirement 2040 Fund	48,146	12,672	3,509	31,965	—	0.19%	— %
Target Retirement 2045 Fund	46,036	12,476	3,717	29,843	—	0.19%	— %
Target Retirement 2050 Fund	49,527	13,336	4,074	32,117	—	0.20%	— %
Target Retirement 2055 Fund	40,090	10,871	3,477	25,742	—	0.21%	— %
Target Retirement 2060 Fund	33,231	9,020	2,902	21,309	—	0.21%	— %
Target Retirement 2065 Fund	8,110	2,185	700	5,225	—	0.21%	— %

[1]
Waiver of Natixis Advisors’ management fee with respect to the AIA U.S. Large Cap Core ESG, AIA U.S. Large Cap Value ESG and AIA U.S. Small/Mid Cap ESG
Segments is subject to possible recovery until January 31, 2026.

[2]
Voluntary waiver of Natixis Advisors’ management fee with respect to the AIA International Developed Markets Equity ESG Segment is not subject to recovery under the expense limitation agreements described above.

[3]	Contractual reimbursements of fees paid directly to sub-advisers are subject to possible recovery until January 31, 2026.
For the year ended January 31, 2025, expenses have been reimbursed as follows (including fees paid to the sub-advisers included in the table above):
Fund	Sub-Adviser Fees[4]	Other Expenses[4]	Total Reimbursement[4]
Target Retirement 2015 Fund	$4,554	$155,447	$160,001
Target Retirement 2020 Fund	5,357	161,685	167,042
Target Retirement 2025 Fund	10,227	160,431	170,658
Target Retirement 2030 Fund	21,484	142,477	163,961
Target Retirement 2035 Fund	25,312	134,392	159,704
Target Retirement 2040 Fund	31,965	128,769	160,734
Target Retirement 2045 Fund	29,843	135,336	165,179
Target Retirement 2050 Fund	32,117	129,570	161,687
Target Retirement 2055 Fund	25,742	140,008	165,750
Target Retirement 2060 Fund	21,309	146,312	167,621
Target Retirement 2065 Fund	5,225	150,333	155,558

[4]	Contractual expense reimbursements are subject to possible recovery until January 31, 2026.
No expenses were recovered during the year ended January 31, 2025, under the terms of the expense limitation agreement.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds
| 122

Notes to Financial Statements (continued)
January 31, 2025
Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended January 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Target Retirement 2015 Fund	$2,346
Target Retirement 2020 Fund	2,466
Target Retirement 2025 Fund	4,358
Target Retirement 2030 Fund	8,480
Target Retirement 2035 Fund	9,421
Target Retirement 2040 Fund	11,187
Target Retirement 2045 Fund	10,433
Target Retirement 2050 Fund	10,680
Target Retirement 2055 Fund	8,598
Target Retirement 2060 Fund	7,123
Target Retirement 2065 Fund	1,729
d. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.
e. Affiliated Ownership. As of January 31, 2025, the percentage of net assets owned by Natixis Investment Managers, LLC is as follows:
Percentage of Net Assets
Target Retirement 2065 Fund	69.80%
123 |

Notes to Financial Statements (continued)
January 31, 2025
Investment activities of affiliated shareholders could have material impacts on the Funds.
f. Affiliated Fund Transactions. A summary of affiliated fund transactions for each underlying fund held by the Funds for the year ended January 31, 2025, is as follows:
Target Retirement 2015 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$941,953	$216,680	$392,397	$(5,758)	$1,636	$762,114	79,553	$32,480
Loomis Sayles Limited Term Government and Agency Fund, Class N	680,316	139,943	292,084	(959)	1,176	528,392	48,971	26,587
Mirova Global Green Bond Fund, Class N	622,979	117,941	267,222	(6,977)	20,421	487,142	56,644	10,808
Mirova International Sustainable Equity Fund, Class N	187,978	35,330	95,995	13,764	(1,754)	139,323	11,155	2,179
	$2,433,226	$509,894	$1,047,698	$70	$21,479	$1,916,971	196,323	$72,054

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2020 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$574,791	$404,759	$278,356	$(9,245)	$3,987	$695,936	72,645	$25,626
Loomis Sayles Limited Term Government and Agency Fund, Class N	480,107	299,411	242,289	(1,752)	1,219	536,696	49,740	23,904
Mirova Global Green Bond Fund, Class N	470,186	270,095	227,408	919	8,769	522,561	60,763	12,128
Mirova International Sustainable Equity Fund, Class N	192,137	110,280	121,498	15,434	(5,070)	191,283	15,315	3,180
	$1,717,221	$1,084,545	$869,551	$5,356	$8,905	$1,946,476	198,463	$64,838

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
| 124

Notes to Financial Statements (continued)
January 31, 2025

Target Retirement 2025 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$793,683	$348,247	$305,354	$(3,253)	$(3,999)	$829,324	86,568	$25,610
Loomis Sayles Limited Term Government and Agency Fund, Class N	957,838	268,927	396,684	(904)	(1,268)	827,909	76,729	36,152
Mirova Global Green Bond Fund, Class N	1,031,368	258,208	414,960	8,080	6,121	888,817	103,351	20,159
Mirova International Sustainable Equity Fund, Class N	535,849	131,647	278,698	29,010	2,940	420,748	33,687	6,950
	$3,318,738	$1,007,029	$1,395,696	$32,933	$3,794	$2,966,798	300,335	$88,871

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2030 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$894,579	$505,695	$358,165	$(2,100)	$(5,228)	$1,034,781	108,015	$34,734
Loomis Sayles Limited Term Government and Agency Fund, Class N	1,067,026	554,204	445,843	2,154	(3,835)	1,173,706	108,777	49,082
Mirova Global Green Bond Fund, Class N	1,408,689	658,315	559,003	18,291	7,948	1,534,240	178,400	35,540
Mirova International Sustainable Equity Fund, Class N	974,884	413,247	492,484	47,163	3,826	946,636	75,791	15,857
	$4,345,178	$2,131,461	$1,855,495	$65,508	$2,711	$4,689,363	470,983	$135,213

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
125 |

Notes to Financial Statements (continued)
January 31, 2025

Target Retirement 2035 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$886,254	$330,259	$258,899	$(665)	$(6,671)	$950,278	99,194	$34,064
Loomis Sayles Limited Term Government and Agency Fund, Class N	913,020	439,168	291,207	2,165	(4,469)	1,058,677	98,116	41,761
Mirova Global Green Bond Fund, Class N	1,105,514	535,262	335,449	21,609	(5,078)	1,321,858	153,704	28,585
Mirova International Sustainable Equity Fund, Class N	1,252,334	311,799	368,553	54,980	15,220	1,265,780	101,343	19,557
	$4,157,122	$1,616,488	$1,254,108	$78,089	$(998)	$4,596,593	452,357	$123,967

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2040 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$770,601	$394,911	$45,217	$30	$(8,081)	$1,112,244	116,101	$32,188
Loomis Sayles Limited Term Government and Agency Fund, Class N	615,662	379,428	35,905	145	(1,742)	957,588	88,748	30,666
Mirova Global Green Bond Fund, Class N	885,516	470,699	48,632	2,160	5,320	1,315,063	152,914	29,371
Mirova International Sustainable Equity Fund, Class N	1,516,638	490,931	133,115	27,645	55,907	1,958,006	156,766	30,639
	$3,788,417	$1,735,969	$262,869	$29,980	$51,404	$5,342,901	514,529	$122,864

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
| 126

Notes to Financial Statements (continued)
January 31, 2025

Target Retirement 2045 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$487,199	$319,548	$40,319	$809	$(6,310)	$760,927	79,429	$21,845
Loomis Sayles Limited Term Government and Agency Fund, Class N	327,649	282,981	35,387	524	(1,442)	574,325	53,228	17,530
Mirova Global Green Bond Fund, Class N	670,717	347,697	58,578	3,908	5,182	968,926	112,666	21,810
Mirova International Sustainable Equity Fund, Class N	1,519,028	628,910	232,840	38,740	49,538	2,003,376	160,398	31,803
	$3,004,593	$1,579,136	$367,124	$43,981	$46,968	$4,307,554	405,721	$92,988

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2050 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$215,633	$254,710	$11,396	$191	$(3,719)	$455,419	47,539	$10,237
Mirova Global Green Bond Fund, Class N	319,957	354,335	17,793	1,079	(2,561)	655,017	76,165	14,320
Mirova International Sustainable Equity Fund, Class N	1,670,222	694,793	117,299	24,597	70,017	2,342,330	187,536	36,284
	$2,205,812	$1,303,838	$146,488	$25,867	$63,737	$3,452,766	311,240	$60,841

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
127 |

Notes to Financial Statements (continued)
January 31, 2025

Target Retirement 2055 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$10,716	$89,111	$4,672	$(94)	$(874)	$94,187	9,832	$925
Mirova Global Green Bond Fund, Class N	238,092	133,947	36,417	2,143	1,976	339,741	39,505	7,265
Mirova International Sustainable Equity Fund, Class N	1,415,746	682,127	190,620	29,066	50,498	1,986,817	159,073	30,444
	$1,664,554	$905,185	$231,709	$31,115	$51,600	$2,420,745	208,410	$38,634

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2060 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2025	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$194,498	$127,437	$44,129	$2,894	$375	$281,075	32,683	$6,115
Mirova International Sustainable Equity Fund, Class N	1,160,211	626,510	156,975	25,277	37,698	1,692,721	135,526	26,335
	$1,354,709	$753,947	$201,104	$28,171	$38,073	$1,973,796	168,209	$32,450

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2065 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2025	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$49,103	$27,686	$3,610	$176	$318	$73,673	8,567	$1,609
Mirova International Sustainable Equity Fund, Class N	293,599	146,004	13,412	2,215	13,668	442,074	35,394	6,909
	$342,702	$173,690	$17,022	$2,391	$13,986	$515,747	43,961	$8,518

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.
| 128

Notes to Financial Statements (continued)
January 31, 2025
6.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
a. Acquired Fund Fees and Expenses. Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.
7.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended January 31, 2025, Target Retirement 2030 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,400,000 at a weighted average interest rate of 5.68%. Interest expense incurred on the line of credit was $221.
For the year ended January 31, 2025, Target Retirement 2035 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,000,000 at a weighted average interest rate of 5.68%. Interest expense incurred on the line of credit was $158.
8.Risk. A Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. A Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
9.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of January 31, 2025, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Target Retirement 2015 Fund	3	71.33%
Target Retirement 2020 Fund	4	52.93%
Target Retirement 2025 Fund	5	41.75%
Target Retirement 2030 Fund	3	27.68%
Target Retirement 2035 Fund	4	45.67%
Target Retirement 2040 Fund	2	17.17%
Target Retirement 2045 Fund	1	14.22%
Target Retirement 2050 Fund	2	21.94%
Target Retirement 2055 Fund	2	20.11%
Target Retirement 2060 Fund	3	40.27%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
10.Interest Expense.  The Funds incur interest expense on cash overdrafts. Interest expense incurred for the year ended January 31, 2025 is reflected on the Statements of Operations.
129 |

Notes to Financial Statements (continued)
January 31, 2025
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:
Target Retirement 2015 Fund
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	95,437	$881,138	71,010	$624,594
Issued in connection with the reinvestment of distributions	42,239	374,296	20,604	185,130
Redeemed	(281,716)	(2,676,317)	(83,914)	(720,682)
Increase (decrease) from capital share transactions	(144,040)	$(1,420,883)	7,700	$89,042

Target Retirement 2020 Fund
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	296,251	$2,663,807	112,223	$945,215
Issued in connection with the reinvestment of distributions	36,911	327,115	11,726	102,716
Redeemed	(312,132)	(2,882,074)	(103,646)	(858,963)
Increase from capital share transactions	21,030	$108,848	20,303	$188,968

Target Retirement 2025 Fund
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	258,587	$2,838,383	459,876	$4,686,582
Issued in connection with the reinvestment of distributions	73,256	778,869	23,742	250,449
Redeemed	(507,993)	(5,607,129)	(325,146)	(3,356,739)
Increase (decrease) from capital share transactions	(176,150)	$(1,989,877)	158,472	$1,580,292

Target Retirement 2030 Fund
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	587,887	$7,124,969	467,883	$5,177,926
Issued in connection with the reinvestment of distributions	99,655	1,185,218	41,899	479,152
Redeemed	(745,114)	(9,238,565)	(400,071)	(4,413,705)
Increase (decrease) from capital share transactions	(57,572)	$(928,378)	109,711	$1,243,373
| 130

Notes to Financial Statements (continued)
January 31, 2025
11.Capital Shares (continued).

Target Retirement 2035 Fund
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	523,785	$6,305,433	446,766	$4,902,869
Issued in connection with the reinvestment of distributions	108,282	1,288,997	71,604	806,536
Redeemed	(669,640)	(8,380,956)	(373,199)	(4,108,323)
Increase (decrease) from capital share transactions	(37,573)	$(786,526)	145,171	$1,601,082

Target Retirement 2040 Fund
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	638,231	$7,855,142	770,189	$8,498,170
Issued in connection with the reinvestment of distributions	138,889	1,694,177	53,476	612,872
Redeemed	(368,942)	(4,585,597)	(416,053)	(4,607,415)
Increase from capital share transactions	408,178	$4,963,722	407,612	$4,503,627

Target Retirement 2045 Fund
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	682,192	$8,841,235	673,246	$7,733,360
Issued in connection with the reinvestment of distributions	114,616	1,473,637	58,720	699,932
Redeemed	(422,374)	(5,584,299)	(435,268)	(5,029,982)
Increase from capital share transactions	374,434	$4,730,573	296,698	$3,403,310

Target Retirement 2050 Fund
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	720,253	$9,241,241	668,914	$7,559,556
Issued in connection with the reinvestment of distributions	103,751	1,332,150	50,674	595,813
Redeemed	(364,263)	(4,732,456)	(265,151)	(2,992,092)
Increase from capital share transactions	459,741	$5,840,935	454,437	$5,163,277
131 |

Notes to Financial Statements (continued)
January 31, 2025
11.Capital Shares (continued).

Target Retirement 2055 Fund
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	705,370	$8,978,900	656,250	$7,305,146
Issued in connection with the reinvestment of distributions	92,122	1,167,907	44,207	514,313
Redeemed	(424,135)	(5,472,798)	(383,165)	(4,234,651)
Increase from capital share transactions	373,357	$4,674,009	317,292	$3,584,808

Target Retirement 2060 Fund
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	647,098	$8,033,049	611,448	$6,651,085
Issued in connection with the reinvestment of distributions	85,251	1,051,529	33,213	378,000
Redeemed	(376,416)	(4,755,892)	(277,853)	(3,011,857)
Increase from capital share transactions	355,933	$4,328,686	366,808	$4,017,228

Target Retirement 2065 Fund
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	103,930	$1,145,142	25,918	$243,224
Issued in connection with the reinvestment of distributions	4,136	44,995	357	3,522
Redeemed	(10,765)	(118,578)	(1,371)	(12,278)
Increase from capital share transactions	97,301	$1,071,559	24,904	$234,468
12.Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate the eleven Natixis Target Retirement Funds. Liquidation will take place on or about July 29, 2025.
| 132

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Natixis Funds Trust IV and Shareholders of Natixis Target Retirement 2015 Fund®, Natixis Target Retirement 2020 Fund®, Natixis Target Retirement 2025 Fund®, Natixis Target Retirement 2030 Fund®, Natixis Target Retirement 2035 Fund®, Natixis Target Retirement 2040 Fund®, Natixis Target Retirement 2045 Fund®, Natixis Target Retirement 2050 Fund®, Natixis Target Retirement 2055 Fund®, Natixis Target Retirement 2060 Fund® and Natixis Target Retirement 2065 Fund®
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Natixis Target Retirement 2015 Fund®, Natixis Target Retirement 2020 Fund®, Natixis Target Retirement 2025 Fund®, Natixis Target Retirement 2030 Fund®, Natixis Target Retirement 2035 Fund®, Natixis Target Retirement 2040 Fund®, Natixis Target Retirement 2045 Fund®, Natixis Target Retirement 2050 Fund®, Natixis Target Retirement 2055 Fund®, Natixis Target Retirement 2060 Fund® and Natixis Target Retirement 2065 Fund® (eleven of the funds constituting Natixis Funds Trust IV, hereafter collectively referred to as the "Funds") as of January 31, 2025, the related statements of operations for the year ended January 31, 2025, the statements of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
March 24, 2025
We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
133 |

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the year ended January 31, 2025, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
Target Retirement 2015 Fund	9.98%
Target Retirement 2020 Fund	10.77%
Target Retirement 2025 Fund	13.69%
Target Retirement 2030 Fund	17.72%
Target Retirement 2035 Fund	21.63%
Target Retirement 2040 Fund	26.50%
Target Retirement 2045 Fund	29.53%
Target Retirement 2050 Fund	32.06%
Target Retirement 2055 Fund	32.64%
Target Retirement 2060 Fund	31.89%
Target Retirement 2065 Fund	37.31%
Qualified Dividend Income. For the calendar year ended January 31, 2025, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:
Fund	Qualifying Percentage
Target Retirement 2015 Fund	10.53%
Target Retirement 2020 Fund	13.03%
Target Retirement 2025 Fund	13.83%
Target Retirement 2030 Fund	18.63%
Target Retirement 2035 Fund	23.31%
Target Retirement 2040 Fund	26.72%
Target Retirement 2045 Fund	30.31%
Target Retirement 2050 Fund	32.91%
Target Retirement 2055 Fund	33.56%
Target Retirement 2060 Fund	32.89%
Target Retirement 2065 Fund	44.82%
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the year ended January 31, 2025.
Fund	Amount
Target Retirement 2015 Fund	$200,884
Target Retirement 2020 Fund	155,214
Target Retirement 2025 Fund	449,006
Target Retirement 2030 Fund	645,826
Target Retirement 2035 Fund	741,463
Target Retirement 2040 Fund	1,068,281
Target Retirement 2045 Fund	938,693
Target Retirement 2050 Fund	802,618
Target Retirement 2055 Fund	743,885
Target Retirement 2060 Fund	693,777
Target Retirement 2065 Fund	112,354
| 134

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp 3/31/26
NSFF58A-0125
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 24, 2025

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	March 24, 2025